As filed with the Securities and Exchange Commission on December 22, 2017

1933 Act Registration No. 33-17619

1940 Act Registration No. 811-05349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 643	☒

and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 644	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

CAROLINE L. KRAUS, ESQ.

Goldman Sachs & Co. LLC

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on (December 29, 2017) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Solutions Fund.

Institutional Shares, Administration Shares, Capital Shares, Preferred Shares, Resource Shares, Select Shares and Service Shares of the Goldman Sachs Financial Square Tax-Exempt Money Market Fund.

Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares of the Goldman Sachs Financial Square Government Fund.

Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Select Shares and Service Shares of the Goldman Sachs Financial Square Federal Instruments Fund.

Class I Shares, Administration Shares, Cash Management Shares, Class A Shares, Class C Shares, Resource Shares and Service Shares of the Goldman Sachs Investor Money Market Fund.

Class I Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares of the Goldman Sachs Investor Tax-Exempt Money Market Fund.

Prospectus

Institutional Shares and

Class I Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM (Institutional Shares)

⬛	Prime Obligations Fund: FPOXX
⬛	Money Market Fund: FSMXX
⬛	Tax-Exempt Money Market Fund: FGFXX
⬛	Treasury Obligations Fund: FTOXX
⬛	Treasury Instruments Fund: FTIXX
⬛	Treasury Solutions Fund: FEDXX
⬛	Government Fund: FGTXX
⬛	Federal Instruments Fund: FIRXX

Investor FundsSM (Class I Shares)

⬛	Money Market Fund: FMJXX
⬛	Tax-Exempt Money Market Fund: FTXXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.27%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.18%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$78	$143	$334

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

1

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities),

2

industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2017 was 0.79%. Best Quarter Q3 ‘07 +1.33% Worst Quarter Q3 ‘14 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 3/8/90)	0.44%	0.14%	0.90%	3.10%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

3

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.18%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$73	$134	$311

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

4

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities),

5

industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2017 was 0.79%. Best Quarter Q3 ‘07 +1.33% Worst Quarter Q1 ‘14 0.01%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 5/18/94)	0.45%	0.18%	0.94%	2.77%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

6

Financial Square Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses[1]	6.37%
Total Annual Fund Operating Expenses	6.58%
Fee Waiver and Expense Limitation[2]	(6.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.18%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$1,376	$2,691	$5,802

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.

7

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
∎

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and

8

utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

∎	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

9

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.20%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$71	$126	$290

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money

10

market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

11

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2017 was 0.49%. Best Quarter Q1 ’07 +1.26% Worst Quarter Q1 ’15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 4/25/90)	0.22%	0.05%	0.68%	2.91%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

12

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.20%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$71	$126	$290

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money

13

market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

14

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2017 was 0.48%. Best Quarter Q1 ‘07 +1.21% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 3/3/97)	0.20%	0.04%	0.63%	2.05%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

15

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.20%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$71	$126	$290

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money

16

market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

17

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2017 was 0.48%. Best Quarter Q3 ‘07 +1.27% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 2/28/97)	0.21%	0.05%	0.80%	2.25%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

18

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect any commissions that you may be required to pay to a broker when buying Fund shares.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.18%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$18	$69	$124	$288

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

19

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

20

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2017 was 0.52%. Best Quarter Q3 ‘07 +1.29% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 4/6/93)	0.29%	0.07%	0.83%	2.71%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

21

Financial Square Federal Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	0.27%
Fee Waiver and Expense Limitation[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.20%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$20	$80	$145	$336

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets

22

in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government

23

Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2017 was 0.49%. Best Quarter Q4 ‘16 +0.08% Worst Quarter Q1 ‘16 +0.05%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Institutional Shares (Inception 10/30/15)	0.25%	0.22%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

24

Investor Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses[1]	0.22%
Total Annual Fund Operating Expenses	0.43%
Fee Waiver and Expense Limitation[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.18%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your Class I Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$18	$113	$216	$518

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

25

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
∎

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and

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utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

∎	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
∎	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

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Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.29%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.18%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your Class I Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$18	$82	$152	$357

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have

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policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

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⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I Shares from year to year; and (b) the average annual total returns of the Fund’s Class I Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Class I Shares for the 9-month period ended September 30, 2017 was 0.47%. Best Quarter Q2 ‘07 +0.91% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Class I Shares (Inception 7/19/94)	0.32%	0.08%	0.64%	1.80%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

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Additional Summary Information

Buying and Selling Fund Shares

Generally, Institutional Shares and Class I Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). The minimum initial investment requirement imposed upon Intermediaries for the purchase of Institutional Shares and Class I Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Institutional Shares and Class I Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

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Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Tax-Exempt Money Market Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛	Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Money Market Fund (Institutional)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Institutional)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

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INVESTMENT MANAGEMENT APPROACH

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

⬛	Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

⬛	Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛	Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛	Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛	Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):

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⬛	Money Market Fund (Retail)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

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INVESTMENT MANAGEMENT APPROACH

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments and Financial Square Federal Instruments Funds.
⬛	Tax-Exempt Funds: Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds.
⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Class I Shares of the Retail Funds?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

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⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Tax-Exempt Money Market Fund’s, Financial Square Federal Instruments Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” Each of the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

36

INVESTMENT MANAGEMENT APPROACH

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

37

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Tax-Exempt Money Market				⬛ Tax-exempt only

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Financial Square Federal Instruments	⬛	⬛

Investor Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

38

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛

⬛[3]

⬛

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

39

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Federal Instruments

Investor Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[7]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

40

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[12]	Miscellaneous

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

41

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable securities for temporary defensive purposes.
[7]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

42

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds								Investor Funds

	Institutional Funds			Government Funds					Retail Funds

	Prime Obligations Fund	Money Market Fund	Tax-Exempt Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓							✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•	•

Floating NAV	✓	✓	✓

Foreign	✓	✓							✓

Geographic and Sector			✓							✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓	✓						✓	✓

Stable NAV				✓	✓	✓	✓	✓	✓	✓

Tax			✓							✓

U.S. Government Securities	✓	✓					✓	✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛

Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Financial Square Tax-Exempt

43

Money Market Fund and Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk––If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is

44

RISKS OF THE FUNDS

delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal

45

and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Financial Square Tax-Exempt Money Market Fund’s or the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends. These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

46

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Money Market
200 West Street	Money Market	Tax-Exempt Money Market
New York, New York 10282	Tax-Exempt Money Market
Treasury Obligations
Treasury Instruments
Treasury Solutions
Government
Federal Instruments

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

47

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Tax-Exempt Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Federal Instruments	0.205%	0.18%
Investor Funds
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s, Financial Square Treasury Solutions Fund’s and Financial Square Federal Instruments Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Financial Square Tax-Exempt Money Market Fund’s, Financial Square Government Fund’s, Investor Money Market Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

48

SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

49

Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

50

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Institutional Shares and Class I Shares. Certain features of Institutional Shares and Class I Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds (Institutional Shares)		Investor Funds (Class I Shares)
Institutional Funds	Government Funds	Retail Funds

⬛ Money Market Fund	⬛ Federal Instruments Fund	⬛ Money Market Fund
⬛ Prime Obligations Fund	⬛ Government Money Market Fund	⬛ Tax-Exempt Money Market Fund
⬛ Tax-Exempt Money Market Fund	⬛ Treasury Instruments Fund
⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Institutional Shares and Class I Shares Of The Funds?

Generally, Institutional Shares and Class I Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution).

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Institutional Shares and Class I Shares be effected by wiring federal funds.

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Who May Purchase Class I Shares Of The Retail Funds?

Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the Retail Funds will be involuntarily redeemed from the Funds.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Institutional Shares or Class I Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge brokerage commissions or other fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Institutional Shares or Class I Shares. These payments may be in addition to other payments borne by the Funds. LPL Financial LLC (“LPL”) may charge investors purchasing shares of the Financial Square Government Fund through LPL’s Mutual Fund Only Platform (the “MFO Platform”) a brokerage commission in connection with transactions on the MFO Platform. More information regarding the MFO Platform is available in the section of the Funds’ Statement of Additional Information entitled “Other Information.”

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or

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SHAREHOLDER GUIDE

other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Institutional Shares and Class I Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Institutional Shares and Class I Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Institutional Shares and Class I Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Institutional Shares or Class I Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Institutional Shares and Class I Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Institutional Shares and Class I Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. In addition, the minimum investment requirement may be waived for (i) Goldman Sachs managing directors and their immediate families that have at least $1 million invested in the Fund; and (ii) clients of Goldman Sachs Private Wealth Management (“GSPWM”) with at least $100 million of assets under management by GSPWM. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

53

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Institutional Shares and Class I Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

⬛

Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by

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SHAREHOLDER GUIDE

pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

⬛	Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

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Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time

If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

HOW TO SELL SHARES

How Can I Sell Institutional Shares and Class I Shares Of The Funds?

Generally, Institutional Shares and Class I Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Institutional Shares and Class I Shares

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upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Institutional Shares and Class I Shares Of The Funds?” above. A redemption may also be made with respect to certain Funds by means of the check writing privilege described under “Redemptions” in the SAI.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and Boston Financial Data Services, Inc. (“BFDS”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
⬛	The telephone redemption option does not apply to Institutional Shares or Class I Shares held in an account maintained and serviced by your Intermediary. If your Institutional Shares or Class I Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

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When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

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What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Institutional Shares and Class I Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

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⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

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Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Types Of Reports Will I Be Sent Regarding My Investments In Institutional Shares or Class I Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or

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TAXATION

loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

64

APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an

65

asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

66

APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral

67

obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under

68

APPENDIX A

the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

69

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

71

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

72

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

73

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017- Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

74

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

75

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0054		$—	(d)	$0.0054		$(0.0054)	$—	(d)	$(0.0054)
2017 - Select Shares	1.0000	0.0050		0.0002		0.0052		(0.0051)	—	(d)	(0.0051)
2017 - Preferred Shares	1.0000	0.0043		0.0001		0.0044		(0.0044)	—	(d)	(0.0044)
2017 - Capital Shares	1.0000	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
2017 - Administration Shares	1.0000	0.0028		0.0001		0.0029		(0.0029)	—	(d)	(0.0029)
2017 - Service Shares	1.0000	0.0008		(0.0001)		0.0007		(0.0007)	—	(d)	(0.0007)
2017 - Resource Shares	1.0000	0.0004		(0.0003)		0.0001		(0.0001)	—	(d)	(0.0001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Annualized.

76

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.0000	0.54%	$7,945	0.18%		8.56%		0.54%
1.0001	0.52	10	0.22		8.59		0.50
1.0000	0.44	10	0.29		8.66		0.43
1.0000	0.39	10	0.33		8.71		0.39
1.0000	0.29	10	0.44		8.81		0.28
1.0000	0.07	10	0.64		9.06		0.08
1.0000	0.01	10	0.68		9.21		0.04

1.00	0.09	12,495	0.18	(f)	9.48	(f)	0.23	(f)
1.00	0.07	10	0.22	(f)	9.51	(f)	0.17	(f)
1.00	0.04	10	0.29	(f)	9.58	(f)	0.10	(f)
1.00	0.03	10	0.32	(f)	9.63	(f)	0.07	(f)
1.00	0.02	10	0.34	(f)	9.73	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	9.98	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	10.13	(f)	0.04	(f)

77

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

78

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

79

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

80

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

81

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

82

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

83

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

84

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

85

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

86

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$556,458	0.20%		0.28%		0.51%
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

87

INVESTOR MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.009		$—	(d)	$0.009		$(0.009)	$—	(d)	$(0.009)
2017 - Administration Shares	1.00	0.007		(0.001)		0.006		(0.006)	—	(d)	(0.006)
2017 - Service Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Resource Shares	1.00	0.002		0.001		0.003		(0.003)	—	(d)	(0.003)
2017 - Cash Management Shares	1.00	0.002		(0.001)		0.001		(0.001)	—	(d)	(0.001)
2017 - Class A Shares	1.00	0.008		(0.002)		0.006		(0.006)	—	(d)	(0.006)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		(0.001)	—	(d)	(0.001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Class I Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Service Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Resource Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Class A Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

88

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.87%	$216,443	0.18%		0.51%		0.90%
1.00	0.62	100,351	0.43		0.76		0.72
1.00	0.39	50	0.68		1.01		0.36
1.00	0.26	50	0.82		1.16		0.22
1.00	0.15	91	0.95		1.31		0.18
1.00	0.62	563	0.43		0.76		0.81
1.00	0.06	64	1.02		1.51		0.04

1.00	0.24	10,679	0.18	(e)	4.88	(e)	0.41	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.61	(e)	5.38	(e)	0.02	(e)
1.00	0.05	50	0.62	(e)	5.53	(e)	0.01	(e)
1.00	0.05	50	0.62	(e)	5.68	(e)	0.01	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.58	(e)	5.88	(e)	0.01	(e)

89

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

90

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

91

Money Market Funds Prospectus (Institutional Shares and Class I Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSINSPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Capital Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Prime Obligations Fund: GCPXX
⬛	Money Market Fund: GCKXX
⬛	Tax-Exempt Money Market Fund: FAHXX
⬛	Treasury Obligations Fund: GCTXX
⬛	Treasury Instruments Fund: GCIXX
⬛	Treasury Solutions Fund: GCFXX
⬛	Government Fund: GCGXX
⬛	Federal Instruments Fund: FIKXX

Investor FundsSM

⬛	Tax-Exempt Money Market Fund: GCXXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.21%
Shareholder Administration Fees	0.15%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.33%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$126	$226	$521

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

2

∎	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
∎	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Capital Shares for the 9-month period ended September 30, 2017 was 0.67%. Best Quarter Q3 ‘07 +1.29% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Capital Shares (Inception 8/12/02)	0.29%	0.07%	0.81%	1.28%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

3

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.19%
Shareholder Administration Fees	0.15%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.33%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$121	$217	$498

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

4

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

5

∎	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
∎	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Capital Shares for the 9-month period ended September 30, 2017 was 0.68%. Best Quarter Q3 ‘07 +1.29% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Capital Shares (Inception 8/12/02)	0.29%	0.07%	0.82%	1.28%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

6

Financial Square Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	Non	e
Maximum Deferred Sales Charge (Load)	Non	e
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Non	e
Redemption Fees	Non	e
Exchange Fees	Non	e

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	6.52%
Shareholder Administration Fees	0.15%
All Other Expenses[1]	6.37%
Total Annual Fund Operating Expenses	6.73%
Fee Waiver and Expense Limitation[2]	(6.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.33%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$1,418	$2,755	$5,901

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.

7

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
∎

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its

8

assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

∎	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

9

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.35%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$36	$119	$210	$477

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized

10

fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
∎	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

11

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Capital Shares for the 9-month period ended September 30, 2017 was 0.38%. Best Quarter Q1 ‘07 +1.22% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Capital Shares (Inception 8/12/02)	0.07%	0.02%	0.62%	1.11%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

12

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.35%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$36	$119	$210	$477

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized

13

fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

14

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Capital Shares for the 9-month period ended September 30, 2017 was 0.36%. Best Quarter Q1 ‘07 +1.18% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Capital Shares (Inception 8/12/02)	0.05%	0.01%	0.58%	1.05%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

15

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.35%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$36	$119	$210	$477

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

16

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

17

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Capital Shares for the 9-month period ended September 30, 2017 was 0.37%. Best Quarter Q3 ‘07 +1.24% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Capital Shares (Inception 8/12/02)	0.06%	0.02%	0.73%	1.20%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

18

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.33%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$117	$208	$476

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

19

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

20

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Capital Shares for the 9-month period ended September 30, 2017 was 0.41%. Best Quarter Q3 ‘07 +1.25% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Capital Shares (Inception 8/12/02)	0.14%	0.03%	0.76%	1.23%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

21

Financial Square Federal Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.21%
Shareholder Administration Fees	0.15%
All Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver and Expense Limitation[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.35%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$36	$128	$228	$523

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

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The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation

23

(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Capital Shares for the 9-month period ended September 30, 2017 was 0.38%. Best Quarter Q4 ‘16 +0.04% Worst Quarter Q1 ‘16 +0.01%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Capital Shares (Inception 10/30/15)	0.10%	0.09%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.23%
Shareholder Administration Fees	0.15%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.33%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$34	$130	$235	$544

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

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The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

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⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Capital Shares from year to year; and (b) the average annual total returns of the Fund’s Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Capital Shares for the 9-month period ended September 30, 2017 was 0.36%. Best Quarter Q2 ‘07 +0.87% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Capital Shares (Inception 8/12/02)	0.20%	0.05%	0.56%	0.90%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

27

Additional Summary Information

Buying and Selling Fund Shares

Generally, Capital Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide certain shareholder administration services to their customers who are the beneficial owners of Capital Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Capital Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Capital Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

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Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Tax-Exempt Money Market Fund and Financial Square Federal Instruments Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛Tax-Exempt Money Market Fund (Institutional)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

29

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

⬛  Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

⬛  Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛  Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛  Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛  Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

30

INVESTMENT MANAGEMENT APPROACH

Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of the following fund as a retail money market fund under Rule 2a-7 ( the “Retail Fund”):

⬛	Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

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INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments and Financial Square Federal Instruments Funds.
⬛	Tax-Exempt Funds: Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds.

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INVESTMENT MANAGEMENT APPROACH

⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Fund are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Fund are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Fund, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Capital Shares of the Retail Fund?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Tax-Exempt Money Market Fund’s and Financial Square Federal Instruments Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” Each of the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Fund Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

33

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

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Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Tax-Exempt Money Market				⬛ Tax-exempt only

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Financial Square Federal Instruments	⬛	⬛

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

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INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛

⬛[3]

⬛

⬛

37

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Federal Instruments

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[7]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

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INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[12]	Miscellaneous

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

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[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable securities for temporary defensive purposes.
[7]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

40

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds								Investor Funds

	Institutional Funds			Government Funds					Retail Fund

	Prime Obligations Fund	Money Market Fund	Tax-Exempt Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•

Floating NAV	✓	✓	✓

Foreign	✓	✓

Geographic and Sector			✓						✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓	✓						✓

Stable NAV				✓	✓	✓	✓	✓	✓

Tax			✓						✓

U.S. Government Securities	✓	✓					✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s and Financial Square Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

41

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s and Financial Square Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk––If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also

42

RISKS OF THE FUNDS

increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation

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bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Financial Square Tax-Exempt Money Market Fund’s or the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends. These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Tax-Exempt Money Market
200 West Street	Money Market
New York, New York 10282	Tax-Exempt Money Market
Treasury Obligations
Treasury Instruments
Treasury Solutions
Government
Federal Instruments

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

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MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Tax-Exempt Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Federal Instruments	0.205%	0.18%
Investor Funds
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s, Financial Square Treasury Solutions Fund’s and Financial Square Federal Instruments Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Financial Square Tax-Exempt Money Market Fund’s, Financial Square Government Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

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SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Capital Shares. Certain features of Capital Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Fund

⬛ Money Market Fund	⬛ Federal Instruments Fund	⬛ Tax-Exempt Money Market Fund
⬛ Prime Obligations Fund	⬛ Government Money Market Fund
⬛ Tax-Exempt Money Market Fund	⬛ Treasury Instruments Fund
⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Capital Shares Of The Funds?

Generally, Capital Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Capital Shares directly from a Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Capital Shares be effected by wiring federal funds.

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Who May Purchase Capital Shares of the Retail Fund?

Investments in the Retail Fund are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Fund. Accounts that are not eligible to invest in the Retail Fund will be involuntarily redeemed from the Fund.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Capital Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to Capital Shares. These payments may be in addition to other payments borne by the Funds.

Intermediaries may provide the following services in connection with their customers’ investments in Capital Shares:

⬛	Shareholder administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers
⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process confirmation statements and payments for customers

Pursuant to a capital administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.15% (annualized) of the average daily net assets of the Capital Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Due to the current low yield environment,

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SHAREHOLDER GUIDE

Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s shareholder administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the shareholder administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Capital Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Capital Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Capital Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Capital Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

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An Intermediary may, however, impose a different minimum amount for initial and additional investments in Capital Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Capital Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Fund, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Capital Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and

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accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

⬛	Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

⬛

Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the

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New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations	5:00 p.m. Eastern Time

If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

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SHAREHOLDER GUIDE

HOW TO SELL SHARES

How Can I Sell Capital Shares Of The Funds?

Generally, Capital Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Capital Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Capital Shares Of The Funds?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
⬛	The telephone redemption option does not apply to Capital Shares held in an account maintained and serviced by your Intermediary. If your Capital Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

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When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

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What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for a Retail Fund, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Capital Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

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⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

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Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Types Of Reports Will I Be Sent Regarding My Investments In Capital Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or

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TAXATION

loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

61

Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

62

APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an

63

asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

64

APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral

65

obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under

66

APPENDIX A

the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

67

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

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FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

70

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

71

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017- Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

72

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

73

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0054		$—	(d)	$0.0054		$(0.0054)	$—	(d)	$(0.0054)
2017 - Select Shares	1.0000	0.0050		0.0002		0.0052		(0.0051)	—	(d)	(0.0051)
2017 - Preferred Shares	1.0000	0.0043		0.0001		0.0044		(0.0044)	—	(d)	(0.0044)
2017 - Capital Shares	1.0000	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
2017 - Administration Shares	1.0000	0.0028		0.0001		0.0029		(0.0029)	—	(d)	(0.0029)
2017 - Service Shares	1.0000	0.0008		(0.0001)		0.0007		(0.0007)	—	(d)	(0.0007)
2017 - Resource Shares	1.0000	0.0004		(0.0003)		0.0001		(0.0001)	—	(d)	(0.0001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Annualized.

74

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.0000	0.54%	$7,945	0.18%		8.56%		0.54%
1.0001	0.52	10	0.22		8.59		0.50
1.0000	0.44	10	0.29		8.66		0.43
1.0000	0.39	10	0.33		8.71		0.39
1.0000	0.29	10	0.44		8.81		0.28
1.0000	0.07	10	0.64		9.06		0.08
1.0000	0.01	10	0.68		9.21		0.04

1.00	0.09	12,495	0.18	(f)	9.48	(f)	0.23	(f)
1.00	0.07	10	0.22	(f)	9.51	(f)	0.17	(f)
1.00	0.04	10	0.29	(f)	9.58	(f)	0.10	(f)
1.00	0.03	10	0.32	(f)	9.63	(f)	0.07	(f)
1.00	0.02	10	0.34	(f)	9.73	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	9.98	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	10.13	(f)	0.04	(f)

75

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

76

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

77

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

78

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

79

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

80

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

81

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

82

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

83

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

84

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$556,458	0.20%		0.28%		0.51%
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

85

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

86

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

87

Money Market Funds Prospectus (Capital Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSCAPPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Service Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Prime Obligations Fund: FBSXX
⬛	Money Market Fund: FSVXX
⬛	Tax-Exempt Money Market Fund: FANXX
⬛	Treasury Obligations Fund: FYAXX
⬛	Treasury Instruments Fund: FYSXX
⬛	Treasury Solutions Fund: FVSXX
⬛	Government Fund: FOSXX
⬛	Federal Instruments Fund: FILXX

Investor FundsSM

⬛	Money Market Fund: FHSXX
⬛	Tax-Exempt Money Market Fund: FESXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Shareholder Administration Fees	0.25%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.68%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$237	$419	$946

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2017 was 0.39%. Best Quarter Q3 ‘07 +1.20% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Service Shares (Inception 1/8/92)	0.05%	0.02%	0.69%	2.42%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Shareholder Administration Fees	0.25%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.68%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$233	$410	$924

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2017 was 0.41%. Best Quarter Q3 ‘07 +1.20% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Service Shares (Inception 7/14/95)	0.03%	0.01%	0.70%	2.24%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Financial Square Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	Non	e
Maximum Deferred Sales Charge (Load)	Non	e
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Non	e
Redemption Fees	Non	e
Exchange Fees	Non	e

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	6.62%
Shareholder Administration Fees	0.25%
All Other Expenses[1]	6.37%
Total Annual Fund Operating Expenses	7.08%
Fee Waiver and Expense Limitation[2]	(6.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.68%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$1,516	$2,903	$6,126

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

∎	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
∎	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$72	$230	$403	$904

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2017 was 0.14%. Best Quarter Q1 ‘07 +1.13% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Service Shares (Inception 10/15/91)	0.01%	0.01%	0.54%	2.30%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$72	$230	$403	$904

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2017 was 0.13%. Best Quarter Q1 ‘07 +1.09% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Service Shares (Inception 3/5/97)	0.00%	0.00%	0.50%	1.73%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$72	$230	$403	$904

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2017 was 0.13%. Best Quarter Q3 ‘07 +1.15% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Service Shares (Inception 3/25/97)	0.01%	0.01%	0.65%	1.92%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.68%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$228	$401	$902

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2017 was 0.15%. Best Quarter Q3 ‘07 +1.16% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Service Shares (Inception 5/16/95)	0.01%	0.01%	0.66%	2.21%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Financial Square Federal Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Shareholder Administration Fees	0.25%
All Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and Expense Limitation[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.70%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$72	$239	$421	$948

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation

(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2017 was 0.13%. Best Quarter Q1 ‘16 0.00% Worst Quarter Q2 ‘16 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Service Shares (Inception 10/30/15)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Investor Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.47%
Shareholder Administration Fees	0.25%
All Other Expenses[1]	0.22%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Limitation[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.68%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$271	$490	$1,120

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
∎	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
∎	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Shareholder Administration Fees	0.25%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.68%

[1]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$241	$428	$968

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) the average annual total returns of the Fund’s Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2017 was 0.10%. Best Quarter Q2 ‘07 +0.78% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Service Shares (Inception 9/23/94)	0.07%	0.02%	0.47%	1.43%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

Additional Summary Information

Buying and Selling Fund Shares

Generally, Service Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide shareholder administration and personal and account maintenance services to their customers who are the beneficial owners of Service Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Service Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Service Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Tax-Exempt Money Market Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛	Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Money Market Fund (Institutional)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Institutional)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

INVESTMENT MANAGEMENT APPROACH

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

⬛	Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

⬛	Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛	Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛	Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛	Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):

⬛	Money Market Fund (Retail)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments and Financial Square Federal Instruments Funds.
⬛	Tax-Exempt Funds: Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds.

⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Service Shares of the Retail Funds?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Tax-Exempt Money Market Fund’s, Financial Square Federal Instruments Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” Each of the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

36

INVESTMENT MANAGEMENT APPROACH

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

37

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Tax-Exempt Money Market				⬛ Tax-exempt only

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Financial Square Federal Instruments	⬛	⬛

Investor Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

38

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛

⬛[3]

⬛

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

39

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Federal Instruments

Investor Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[7]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

40

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[12]	Miscellaneous

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

41

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable securities for temporary defensive purposes.
[7]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

42

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds								Investor Funds

	Institutional Funds			Government Funds					Retail Funds

	Prime Obligations Fund	Money Market Fund	Tax-Exempt Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓							✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•	•

Floating NAV	✓	✓	✓

Foreign	✓	✓							✓

Geographic and Sector			✓							✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓	✓						✓	✓

Stable NAV				✓	✓	✓	✓	✓	✓	✓

Tax			✓							✓

U.S. Government Securities	✓	✓					✓	✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

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The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk—If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also

44

RISKS OF THE FUNDS

increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise

45

defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Financial Square Tax-Exempt Money Market Fund’s or the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends. These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Money Market
200 West Street	Money Market	Tax-Exempt Money Market
New York, New York 10282	Tax-Exempt Money Market
Treasury Obligations
Treasury Instruments
Treasury Solutions
Government
Federal Instruments

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

47

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Tax-Exempt Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Federal Instruments	0.205%	0.18%
Investor Funds
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s, Financial Square Treasury Solutions Fund’s and Financial Square Federal Instruments Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Financial Square Tax-Exempt Money Market Fund’s, Financial Square Government Fund’s, Investor Money Market Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

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SERVICE PROVIDERS

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Service Shares. Certain features of Service Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Funds

⬛ Money Market Fund	⬛ Federal Instruments Fund	⬛ Money Market Fund
⬛ Prime Obligations Fund	⬛ Government Money Market Fund	⬛ Tax-Exempt Money Market Fund
⬛ Tax-Exempt Money Market Fund	⬛ Treasury Instruments Fund
⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Service Shares Of The Funds?

Generally, Service Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Service Shares directly from a Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Service Shares be effected by wiring federal funds.

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Who May Purchase Service Shares Of The Retail Funds?

Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the Retail Funds will be involuntarily redeemed from the Funds.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Service Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to Service Shares. These payments may be in addition to other payments borne by the Funds.

Intermediaries may provide the following services in connection with their customers’ investments in Service Shares:

⬛	Personal and account maintenance services
⬛	Provide facilities to answer inquiries and respond to correspondence
⬛	Act as liaison between the Intermediary’s customers and the Trust
⬛	Assist customers in completing application forms, selecting dividend and other options, and similar services
⬛	Shareholder administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers
⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process confirmation statements and payments for customers

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Pursuant to a service plan and a shareholder administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the Service Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Fees for personal and account maintenance services are paid pursuant to the Service Shares’ service plan and are subject to the requirements of Rule 12b-1 under the Investment Company Act. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and shareholder administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and shareholder administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Service Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Service Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Service Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Service Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

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The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Service Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Service Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

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How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

⬛	Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

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⬛	Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time

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If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

HOW TO SELL SHARES

How Can I Sell Service Shares Of The Funds?

Generally, Service Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Service Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Service Shares Of The Funds?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).

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⬛	The telephone redemption option does not apply to Service Shares held in an account maintained and serviced by your Intermediary. If your Service Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

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⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Service Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.

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⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

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SHAREHOLDER GUIDE

Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Types Of Reports Will I Be Sent Regarding My Investments In Service Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or

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TAXATION

loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

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Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an

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asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

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APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

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Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals

68

APPENDIX A

not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

69

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

71

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

72

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

73

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017 - Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

74

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

75

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0054		$—	(d)	$0.0054		$(0.0054)	$—	(d)	$(0.0054)
2017 - Select Shares	1.0000	0.0050		0.0002		0.0052		(0.0051)	—	(d)	(0.0051)
2017 - Preferred Shares	1.0000	0.0043		0.0001		0.0044		(0.0044)	—	(d)	(0.0044)
2017 - Capital Shares	1.0000	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
2017 - Administration Shares	1.0000	0.0028		0.0001		0.0029		(0.0029)	—	(d)	(0.0029)
2017 - Service Shares	1.0000	0.0008		(0.0001)		0.0007		(0.0007)	—	(d)	(0.0007)
2017 - Resource Shares	1.0000	0.0004		(0.0003)		0.0001		(0.0001)	—	(d)	(0.0001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Annualized.

76

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.0000	0.54%	$7,945	0.18%		8.56%		0.54%
1.0001	0.52	10	0.22		8.59		0.50
1.0000	0.44	10	0.29		8.66		0.43
1.0000	0.39	10	0.33		8.71		0.39
1.0000	0.29	10	0.44		8.81		0.28
1.0000	0.07	10	0.64		9.06		0.08
1.0000	0.01	10	0.68		9.21		0.04

1.00	0.09	12,495	0.18	(f)	9.48	(f)	0.23	(f)
1.00	0.07	10	0.22	(f)	9.51	(f)	0.17	(f)
1.00	0.04	10	0.29	(f)	9.58	(f)	0.10	(f)
1.00	0.03	10	0.32	(f)	9.63	(f)	0.07	(f)
1.00	0.02	10	0.34	(f)	9.73	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	9.98	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	10.13	(f)	0.04	(f)

77

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

78

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

79

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

80

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

81

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

82

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

83

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

84

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

85

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

86

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$556,458	0.20%		0.28%		0.51%
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

87

INVESTOR MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.009		$—	(d)	$0.009		$(0.009)	$—	(d)	$(0.009)
2017 - Administration Shares	1.00	0.007		(0.001)		0.006		(0.006)	—	(d)	(0.006)
2017 - Service Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Resource Shares	1.00	0.002		0.001		0.003		(0.003)	—	(d)	(0.003)
2017 - Cash Management Shares	1.00	0.002		(0.001)		0.001		(0.001)	—	(d)	(0.001)
2017 - Class A Shares	1.00	0.008		(0.002)		0.006		(0.006)	—	(d)	(0.006)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		(0.001)	—	(d)	(0.001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Class I Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Service Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Resource Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Class A Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

88

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.87%	$216,443	0.18%		0.51%		0.90%
1.00	0.62	100,351	0.43		0.76		0.72
1.00	0.39	50	0.68		1.01		0.36
1.00	0.26	50	0.82		1.16		0.22
1.00	0.15	91	0.95		1.31		0.18
1.00	0.62	563	0.43		0.76		0.81
1.00	0.06	64	1.02		1.51		0.04

1.00	0.24	10,679	0.18	(e)	4.88	(e)	0.41	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.61	(e)	5.38	(e)	0.02	(e)
1.00	0.05	50	0.62	(e)	5.53	(e)	0.01	(e)
1.00	0.05	50	0.62	(e)	5.68	(e)	0.01	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.58	(e)	5.88	(e)	0.01	(e)

89

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

90

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

91

Money Market Funds Prospectus (Service Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSSVCPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Preferred Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Prime Obligations Fund: GPPXX
⬛	Money Market Fund: GPMXX
⬛	Tax-Exempt Money Market Fund: FAJXX
⬛	Treasury Obligations Fund: GPOXX
⬛	Treasury Instruments Fund: GPIXX
⬛	Treasury Solutions Fund: GPFXX
⬛	Government Fund: GPGXX
⬛	Federal Instruments Fund: FIHXX

Investor FundsSM

⬛	Tax-Exempt Money Market Fund: GPTXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.16%
Administration Fees	0.10%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.28%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$110	$199	$459

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

2

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Preferred Shares for the 9-month period ended September 30, 2017 was 0.70%. Best Quarter Q3 ‘07 +1.30% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Preferred Shares (Inception 5/1/96)	0.35%	0.08%	0.83%	2.39%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

3

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.14%
Administration Fees	0.10%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.28%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$105	$189	$436

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

4

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

5

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Preferred Shares for the 9-month period ended September 30, 2017 was 0.71%. Best Quarter Q3 ‘07 +1.30% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Preferred Shares (Inception 5/1/96)	0.35%	0.09%	0.85%	2.41%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

6

Financial Square Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	Non	e
Maximum Deferred Sales Charge (Load)	Non	e
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Non	e
Redemption Fees	Non	e
Exchange Fees	Non	e

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	6.47%
Administration Fees	0.10%
All Other Expenses[1]	6.37%
Total Annual Fund Operating Expenses	6.68%
Fee Waiver and Expense Limitation[2]	(6.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.28%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$1,404	$2,734	$5,868

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.

7

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
∎

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its

8

assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

∎	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

9

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$103	$182	$415

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money

10

market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

11

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Preferred Shares for the 9-month period ended September 30, 2017 was 0.41%. Best Quarter Q1 ‘07 +1.23% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Preferred Shares (Inception 5/1/96)	0.12%	0.03%	0.64%	2.22%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

12

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$103	$182	$415

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money

13

market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

14

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Preferred Shares for the 9-month period ended September 30, 2017 was 0.40%. Best Quarter Q1 ‘07 +1.19% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Preferred Shares (Inception 5/30/97)	0.10%	0.02%	0.59%	1.94%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

15

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$103	$182	$415

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

16

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

17

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Preferred Shares for the 9-month period ended September 30, 2017 was 0.41%. Best Quarter Q3 ‘07 +1.25% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Preferred Shares (Inception 5/30/97)	0.11%	0.03%	0.75%	2.14%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

18

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.28%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$101	$180	$413

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

19

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

20

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Preferred Shares for the 9-month period ended September 30, 2017 was 0.44%. Best Quarter Q3 ‘07 +1.27% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Preferred Shares (Inception 5/1/96)	0.19%	0.04%	0.78%	2.34%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

21

Financial Square Federal Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.16%
Administration Fees	0.10%
All Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver and Expense Limitation[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.30%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$112	$201	$461

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets

22

in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government

23

Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Preferred Shares for the 9-month period ended September 30, 2017 was 0.41%. Best Quarter Q4 ‘16 +0.05% Worst Quarter Q1 ‘16 +0.02%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Preferred Shares (Inception 10/30/15)	0.15%	0.13%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.18%
Administration Fees	0.10%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.39%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.28%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$114	$208	$482

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

25

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds

26

and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Preferred Shares for the 9-month period ended September 30, 2017 was 0.39%. Best Quarter Q2 ‘07 +0.88% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Preferred Shares (Inception 5/1/96)	0.24%	0.06%	0.58%	1.56%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

27

Additional Summary Information

Buying and Selling Fund Shares

Generally, Preferred Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide certain administration services to their customers who are the beneficial owners of Preferred Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Preferred Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Preferred Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

28

Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Tax-Exempt Money Market Fund and Financial Square Federal Instruments Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛	Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Institutional)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

29

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

∎	Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

∎	Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

30

INVESTMENT MANAGEMENT APPROACH

Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of the following fund as a retail money market fund under Rule 2a-7 (the “Retail Fund”):

⬛	Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

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INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments and Financial Square Federal Instruments Funds.
⬛	Tax-Exempt Funds: Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds.
⬛

The Investors:  The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Fund are designed for investors seeking a stable NAV per share. The

32

INVESTMENT MANAGEMENT APPROACH

Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Fund are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Fund, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Preferred Shares of the Retail Fund?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Tax-Exempt Money Market Fund’s and Financial Square Federal Instruments Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” Each of the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Fund Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website

33

(http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

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Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Tax-Exempt Money Market				⬛ Tax-exempt only

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Financial Square Federal Instruments	⬛	⬛

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

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INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛

⬛[3]

⬛

⬛

37

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Federal Instruments

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[7]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

38

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[12]	Miscellaneous

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

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[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable securities for temporary defensive purposes.
[7]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

40

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds								Investor Funds

	Institutional Funds			Government Funds					Retail Fund

	Prime Obligations Fund	Money Market Fund	Tax-Exempt Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•

Floating NAV	✓	✓	✓

Foreign	✓	✓

Geographic and Sector			✓						✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓	✓						✓

Stable NAV				✓	✓	✓	✓	✓	✓

Tax			✓						✓

U.S. Government Securities	✓	✓					✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s and Financial Square Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

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The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s and Financial Square Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk––If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also

42

RISKS OF THE FUNDS

increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private

43

enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Financial Square Tax-Exempt Money Market Fund’s or the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends. These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

44

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Tax-Exempt Money Market
200 West Street	Money Market
New York, New York 10282	Tax-Exempt Money Market
Treasury Obligations
Treasury Instruments
Treasury Solutions
Government
Federal Instruments

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

45

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Tax-Exempt Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Federal Instruments	0.205%	0.18%
Investor Funds
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s, Financial Square Treasury Solutions Fund’s and Financial Square Federal Instruments Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Financial Square Tax-Exempt Money Market Fund’s, Financial Square Government Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

46

SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Preferred Shares. Certain features of Preferred Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Fund

⬛ Money Market Fund	⬛ Federal Instruments Fund	⬛ Tax-Exempt Money Market Fund
⬛ Prime Obligations Fund	⬛ Government Money Market Fund
⬛ Tax-Exempt Money Market Fund	⬛ Treasury Instruments Fund
⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Preferred Shares Of The Funds?

Generally, Preferred Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Preferred Shares directly from a Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Preferred Shares be effected by wiring federal funds.

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Who May Purchase Preferred Shares Of The Retail Fund?

Investments in the Retail Fund are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Fund. Accounts that are not eligible to invest in the Retail Fund will be involuntarily redeemed from the Fund.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Preferred Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to Preferred Shares. These payments may be in addition to other payments borne by the Funds.

Intermediaries may provide the following services in connection with their customers’ investments in Preferred Shares:

⬛	Administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers
⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process confirmation statements and payments for customers

Pursuant to a preferred administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.10% (annualized) of the average daily net assets of the Preferred Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Due to the current low yield environment, Goldman

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SHAREHOLDER GUIDE

Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Preferred Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Preferred Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Preferred Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Preferred Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Preferred Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Preferred Shares held by non-complying accounts, and may impose a charge for any special services.

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The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Fund, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Preferred Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

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SHAREHOLDER GUIDE

⬛	Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

⬛	Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

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⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations	5:00 p.m. Eastern Time

If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

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SHAREHOLDER GUIDE

HOW TO SELL SHARES

How Can I Sell Preferred Shares Of The Funds?

Generally, Preferred Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Preferred Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Preferred Shares Of The Funds?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
⬛	The telephone redemption option does not apply to Preferred Shares held in an account maintained and serviced by your Intermediary. If your Preferred Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

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When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

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SHAREHOLDER GUIDE

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for a Retail Fund, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Preferred Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

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⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

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SHAREHOLDER GUIDE

Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Types Of Reports Will I Be Sent Regarding My Investments In Preferred Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or

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TAXATION

loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

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APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an

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asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

64

APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral

65

obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under

66

APPENDIX A

the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

67

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

69

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

70

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

71

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017- Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

72

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

73

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0054		$—	(d)	$0.0054		$(0.0054)	$—	(d)	$(0.0054)
2017 - Select Shares	1.0000	0.0050		0.0002		0.0052		(0.0051)	—	(d)	(0.0051)
2017 - Preferred Shares	1.0000	0.0043		0.0001		0.0044		(0.0044)	—	(d)	(0.0044)
2017 - Capital Shares	1.0000	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
2017 - Administration Shares	1.0000	0.0028		0.0001		0.0029		(0.0029)	—	(d)	(0.0029)
2017 - Service Shares	1.0000	0.0008		(0.0001)		0.0007		(0.0007)	—	(d)	(0.0007)
2017 - Resource Shares	1.0000	0.0004		(0.0003)		0.0001		(0.0001)	—	(d)	(0.0001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Annualized.

74

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.0000	0.54%	$7,945	0.18%		8.56%		0.54%
1.0001	0.52	10	0.22		8.59		0.50
1.0000	0.44	10	0.29		8.66		0.43
1.0000	0.39	10	0.33		8.71		0.39
1.0000	0.29	10	0.44		8.81		0.28
1.0000	0.07	10	0.64		9.06		0.08
1.0000	0.01	10	0.68		9.21		0.04

1.00	0.09	12,495	0.18	(f)	9.48	(f)	0.23	(f)
1.00	0.07	10	0.22	(f)	9.51	(f)	0.17	(f)
1.00	0.04	10	0.29	(f)	9.58	(f)	0.10	(f)
1.00	0.03	10	0.32	(f)	9.63	(f)	0.07	(f)
1.00	0.02	10	0.34	(f)	9.73	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	9.98	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	10.13	(f)	0.04	(f)

75

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

76

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

77

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

78

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

79

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

80

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

81

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

82

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

83

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

84

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$556,458	0.20%		0.28%		0.51%
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

85

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

86

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

87

Money Market Funds Prospectus (Preferred Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSPREFPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Select Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Prime Obligations Fund: GSPXX
⬛	Money Market Fund: GSMXX
⬛	Tax-Exempt Money Market Fund: FALXX
⬛	Treasury Obligations Fund: GSOXX
⬛	Treasury Instruments Fund: GSIXX
⬛	Treasury Solutions Fund: GSFXX
⬛	Government Fund: GSGXX
⬛	Federal Instruments Fund: FIJXX

Investor FundsSM

⬛	Tax-Exempt Money Market Fund: GSTXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.09%
Administration Fees	0.03%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.30%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.21%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$87	$160	$372

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

2

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Select Shares for the 9-month period ended September 30, 2017 was 0.74%. Best Quarter Q3 ‘07 +1.32% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Select Shares (Inception 1/31/00)	0.42%	0.12%	0.88%	1.81%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

3

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.07%
Administration Fees	0.03%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.28%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.21%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$83	$150	$349

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

4

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

5

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Select Shares for the 9-month period ended September 30, 2017 was 0.76%. Best Quarter Q3 ‘07 +1.32% Worst Quarter Q1 ‘14 +0.01%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Select Shares (Inception 1/31/00)	0.42%	0.15%	0.91%	1.83%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

6

Financial Square Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	Non	e
Maximum Deferred Sales Charge (Load)	Non	e
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Non	e
Redemption Fees	Non	e
Exchange Fees	Non	e

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	6.40%
Administration Fees	0.03%
All Other Expenses[1]	6.37%
Total Annual Fund Operating Expenses	6.61%
Fee Waiver and Expense Limitation[2]	(6.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.21%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$1,385	$2,704	$5,822

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.

7

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
∎

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its

8

assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

∎	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

9

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.23%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$24	$81	$143	$328

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized

10

fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

11

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Select Shares for the 9-month period ended September 30, 2017 was 0.47%. Best Quarter Q1 ‘07 +1.25% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Select Shares (Inception 1/31/00)	0.19%	0.04%	0.67%	1.62%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

12

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.23%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$24	$81	$143	$328

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized

13

fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

14

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Select Shares for the 9-month period ended September 30, 2017 was 0.45%. Best Quarter Q1 ‘07 +1.21% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Select Shares (Inception 1/31/00)	0.17%	0.04%	0.62%	1.54%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

15

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.23%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$24	$81	$143	$328

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized

16

fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

17

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Select Shares for the 9-month period ended September 30, 2017 was 0.46%. Best Quarter Q3 ‘07 +1.27% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Select Shares (Inception 1/31/00)	0.18%	0.04%	0.78%	1.71%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

18

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.21%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$79	$141	$326

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

19

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

20

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Select Shares for the 9-month period ended September 30, 2017 was 0.50%. Best Quarter Q3 ‘07 +1.28% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Select Shares (Inception 1/31/00)	0.26%	0.06%	0.81%	1.75%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

21

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.

Financial Square Federal Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.09%
Administration Fees	0.03%
All Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	0.30%
Fee Waiver and Expense Limitation[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.23%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$24	$89	$162	$374

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

22

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation

23

(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Select Shares for the 9-month period ended September 30, 2017 was 0.47%. Best Quarter Q4 ‘16 +0.07% Worst Quarter Q1 ‘16 +0.04%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Select Shares (Inception 10/30/15)	0.22%	0.19%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.11%
Administration Fees	0.03%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.32%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.21%

[1]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$22	$92	$169	$395

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

25

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

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⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Select Shares from year to year; and (b) the average annual total returns of the Fund’s Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Select Shares for the 9-month period ended September 30, 2017 was 0.45%. Best Quarter Q2 ‘07 +0.90% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Select Shares (Inception 1/31/00)	0.30%	0.07%	0.62%	1.24%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 28 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 28 of the Prospectus.

27

Additional Summary Information

Buying and Selling Fund Shares

Generally, Select Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide certain administration services to their customers who are the beneficial owners of Select Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Select Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Select Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

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Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Tax-Exempt Money Market Fund and Financial Square Federal Instruments Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛	Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Institutional)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

29

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

∎	Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

∎	Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

30

INVESTMENT MANAGEMENT APPROACH

Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of the following fund as a retail money market fund under Rule 2a-7 (the “Retail Fund”):

⬛	Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

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INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments and Financial Square Federal Instruments Funds.
⬛	Tax-Exempt Funds: Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds.

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INVESTMENT MANAGEMENT APPROACH

⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Fund are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Fund are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Fund, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Select Shares of the Retail Fund?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Tax-Exempt Money Market Fund’s and Financial Square Federal Instruments Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” Each of the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Fund Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

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Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

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Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Tax-Exempt Money Market				⬛ Tax-exempt only

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Financial Square Federal Instruments	⬛	⬛

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛

⬛[3]

⬛

⬛

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Federal Instruments

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[7]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[12]	Miscellaneous

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable securities for temporary defensive purposes.
[7]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds								Investor Funds

	Institutional Funds			Government Funds					Retail Fund

	Prime Obligations Fund	Money Market Fund	Tax-Exempt Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•

Floating NAV	✓	✓	✓

Foreign	✓	✓

Geographic and Sector			✓						✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓	✓						✓

Stable NAV				✓	✓	✓	✓	✓	✓

Tax			✓						✓

U.S. Government Securities	✓	✓					✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s and Financial Square Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛

Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Financial Square Tax-Exempt

Money Market Fund and Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s and Financial Square Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk––If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is

RISKS OF THE FUNDS

delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Financial Square Tax-Exempt Money Market Fund’s or the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends. These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Tax-Exempt Money Market
200 West Street	Money Market
New York, New York 10282	Tax-Exempt Money Market
Treasury Obligations
Treasury Instruments
Treasury Solutions
Government
Federal Instruments

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Tax-Exempt Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Federal Instruments	0.205%	0.18%
Investor Funds
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s, Financial Square Treasury Solutions Fund’s and Financial Square Federal Instruments Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Financial Square Tax-Exempt Money Market Fund’s, Financial Square Government Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

SERVICE PROVIDERS

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Select Shares. Certain features of Select Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Fund

⬛ Money Market Fund	⬛ Federal Instruments Fund	⬛ Tax-Exempt Money Market Fund
⬛ Prime Obligations Fund	⬛ Government Money Market Fund
⬛ Tax-Exempt Money Market Fund	⬛ Treasury Instruments Fund
⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Select Shares Of The Funds?

Generally, Select Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Select Shares directly from a Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Select Shares be effected by wiring federal funds.

Who May Purchase Select Shares Of The Retail Fund?

Investments in the Retail Fund are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Fund. Accounts that are not eligible to invest in the Retail Fund will be involuntarily redeemed from the Fund.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Select Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to Select Shares. These payments may be in addition to other payments borne by the Funds.

Intermediaries may provide the following services in connection with their customers’ investments in Select Shares:

⬛	Administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers
⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process confirmation statements and payments for customers

Pursuant to a select administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.03% (annualized) of the average daily net assets of the Select Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Due to the current low yield environment, Goldman

SHAREHOLDER GUIDE

Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Select Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Select Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Select Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Select Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Select Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Select Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Fund, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Select Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

SHAREHOLDER GUIDE

⬛	Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

⬛	Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations	5:00 p.m. Eastern Time

If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

SHAREHOLDER GUIDE

HOW TO SELL SHARES

How Can I Sell Select Shares Of The Funds?

Generally, Select Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Select Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Select Shares Of The Funds?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
⬛	The telephone redemption option does not apply to Select Shares held in an account maintained and serviced by your Intermediary. If your Select Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

SHAREHOLDER GUIDE

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for a Retail Fund, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Select Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
⬛

All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

SHAREHOLDER GUIDE

Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Types Of Reports Will I Be Sent Regarding My Investments In Select Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference

TAXATION

between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under

APPENDIX A

the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

71

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017- Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

72

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

73

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0054		$—	(d)	$0.0054		$(0.0054)	$—	(d)	$(0.0054)
2017 - Select Shares	1.0000	0.0050		0.0002		0.0052		(0.0051)	—	(d)	(0.0051)
2017 - Preferred Shares	1.0000	0.0043		0.0001		0.0044		(0.0044)	—	(d)	(0.0044)
2017 - Capital Shares	1.0000	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
2017 - Administration Shares	1.0000	0.0028		0.0001		0.0029		(0.0029)	—	(d)	(0.0029)
2017 - Service Shares	1.0000	0.0008		(0.0001)		0.0007		(0.0007)	—	(d)	(0.0007)
2017 - Resource Shares	1.0000	0.0004		(0.0003)		0.0001		(0.0001)	—	(d)	(0.0001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Annualized.

74

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.0000	0.54%	$7,945	0.18%		8.56%		0.54%
1.0001	0.52	10	0.22		8.59		0.50
1.0000	0.44	10	0.29		8.66		0.43
1.0000	0.39	10	0.33		8.71		0.39
1.0000	0.29	10	0.44		8.81		0.28
1.0000	0.07	10	0.64		9.06		0.08
1.0000	0.01	10	0.68		9.21		0.04

1.00	0.09	12,495	0.18	(f)	9.48	(f)	0.23	(f)
1.00	0.07	10	0.22	(f)	9.51	(f)	0.17	(f)
1.00	0.04	10	0.29	(f)	9.58	(f)	0.10	(f)
1.00	0.03	10	0.32	(f)	9.63	(f)	0.07	(f)
1.00	0.02	10	0.34	(f)	9.73	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	9.98	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	10.13	(f)	0.04	(f)

75

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

76

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

77

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

78

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

79

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

80

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

81

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

82

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

83

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

84

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$556,458	0.20%		0.28%		0.51%
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

85

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

86

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

87

Money Market Funds Prospectus (Select Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSSELPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Administration Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Prime Obligations Fund: FBAXX
⬛	Money Market Fund: FADXX
⬛	Tax-Exempt Money Market Fund: FAEXX
⬛	Treasury Obligations Fund: FGAXX
⬛	Treasury Instruments Fund: FRAXX
⬛	Treasury Solutions Fund: FVAXX
⬛	Government Fund: FOAXX
⬛	Federal Instruments Fund: FIOXX

Investor FundsSM

⬛	Money Market Fund: FMKXX
⬛	Tax-Exempt Money Market Fund: FEAXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.31%
Administration Fees	0.25%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.43%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$158	$282	$644

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

2

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Administration Shares for the 9-month period ended September 30, 2017 was 0.60%. Best Quarter Q3 ‘07 +1.27% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Administration Shares (Inception 11/9/92)	0.19%	0.04%	0.77%	2.57%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

3

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.29%
Administration Fees	0.25%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.43%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$153	$273	$621

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

4

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

5

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Administration Shares for the 9-month period ended September 30, 2017 was 0.60%. Best Quarter Q3 ‘07 +1.26% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Administration Shares (Inception 5/20/94)	0.20%	0.04%	0.78%	2.55%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

6

Financial Square Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	Non	e
Maximum Deferred Sales Charge (Load)	Non	e
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Non	e
Redemption Fees	Non	e
Exchange Fees	Non	e

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	6.62%
Administration Fees	0.25%
All Other Expenses[1]	6.37%
Total Annual Fund Operating Expenses	6.83%
Fee Waiver and Expense Limitation[2]	(6.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.43%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$1,446	$2,798	$5,966

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the

7

Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

8

∎	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
∎	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

9

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.45%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$46	$151	$266	$601

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized

10

fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

11

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Administration Shares for the 9-month period ended September 30, 2017 was 0.30%. Best Quarter Q1 ‘07 +1.20% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Administration Shares (Inception 1/21/93)	0.01%	0.01%	0.59%	2.41%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

12

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.45%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$46	$151	$266	$601

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money

13

market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

14

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Administration Shares for the 9-month period ended September 30, 2017 was 0.29%. Best Quarter Q1 ‘07 +1.15% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Administration Shares (Inception 4/1/97)	0.01%	0.00%	0.55%	1.87%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

15

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.45%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$46	$151	$266	$601

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized

16

fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

17

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Administration Shares for the 9-month period ended September 30, 2017 was 0.29%. Best Quarter Q3 ‘07 +1.21% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Administration Shares (Inception 4/1/97)	0.01%	0.01%	0.71%	2.07%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

18

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.43%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$149	$264	$599

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

19

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

20

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Administration Shares for the 9-month period ended September 30, 2017 was 0.33%. Best Quarter Q3 ’07 +1.23% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Administration Shares (Inception 9/1/93)	0.04%	0.01%	0.72%	2.50%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

21

Financial Square Federal Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.31%
Administration Fees	0.25%
All Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver and Expense Limitation[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.45%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$46	$160	$284	$646

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

22

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation

23

(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Administration Shares for the 9-month period ended September 30, 2017 was 0.30%. Best Quarter Q4 ‘16 +0.02% Worst Quarter Q1 ‘16 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Administration Shares (Inception 10/30/15)	0.03%	0.03%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

24

Investor Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.47%
Administration Fees	0.25%
All Other Expenses[1]	0.22%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver and Expense Limitation[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.43%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees, other expenses shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$192	$354	$823

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

25

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities),

26

industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

∎	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
∎	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

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Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.33%
Administration Fees	0.25%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.54%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.43%

[1]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Administration Shares of the Fund for the time periods indicated and then redeem all of your Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administration Shares	$44	$162	$291	$667

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

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The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds

29

and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Administration Shares from year to year; and (b) the average annual total returns of the Fund’s Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Administration Shares for the 9-month period ended September 30, 2017 was 0.28%. Best Quarter Q2 ‘07 +0.84% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Administration Shares (Inception 8/1/94)	0.14%	0.04%	0.53%	1.61%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of the Prospectus.

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Additional Summary Information

Buying and Selling Fund Shares

Generally, Administration Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide administration services to their customers who are the beneficial owners of Administration Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Administration Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Administration Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

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Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Tax-Exempt Money Market Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛	Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Money Market Fund (Institutional)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Institutional)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

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INVESTMENT MANAGEMENT APPROACH

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

⬛  Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

⬛  Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛  Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛  Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛  Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

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Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):

⬛	Money Market Fund (Retail)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

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INVESTMENT MANAGEMENT APPROACH

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments and Financial Square Federal Instruments Funds.
⬛	Tax-Exempt Funds: Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds.

35

⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Administration Shares of the Retail Funds?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Tax-Exempt Money Market Fund’s, Financial Square Federal Instruments Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” Each of the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

36

INVESTMENT MANAGEMENT APPROACH

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

37

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Tax-Exempt Money Market				⬛ Tax-exempt only

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Financial Square Federal Instruments	⬛	⬛

Investor Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

38

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛

⬛[3]

⬛

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

39

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Federal Instruments

Investor Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[7]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

40

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[12]	Miscellaneous

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

41

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable securities for temporary defensive purposes.
[7]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

42

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds								Investor Funds

	Institutional Funds			Government Funds					Retail Funds

	Prime Obligations Fund	Money Market Fund	Tax-Exempt Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓							✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•	•

Floating NAV	✓	✓	✓

Foreign	✓	✓							✓

Geographic and Sector			✓							✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓	✓						✓	✓

Stable NAV				✓	✓	✓	✓	✓	✓	✓

Tax			✓							✓

U.S. Government Securities	✓	✓					✓	✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛

Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Financial Square Tax-Exempt

43

Money Market Fund and Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk––If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is

44

RISKS OF THE FUNDS

delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal

45

and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Financial Square Tax-Exempt Money Market Fund’s or the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends. These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Money Market
200 West Street	Money Market	Tax-Exempt Money Market
New York, New York 10282	Tax-Exempt Money Market
Treasury Obligations
Treasury Instruments
Treasury Solutions
Government
Federal Instruments

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

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MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Tax-Exempt Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Federal Instruments	0.205%	0.18%
Investor Funds
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s, Financial Square Treasury Solutions Fund’s and Financial Square Federal Instruments Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Financial Square Tax-Exempt Money Market Fund’s, Financial Square Government Fund’s, Investor Money Market Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

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SERVICE PROVIDERS

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Administration Shares. Certain features of Administration Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Funds

⬛ Money Market Fund	⬛ Federal Instruments Fund	⬛ Money Market Fund
⬛ Prime Obligations Fund	⬛ Government Money Market Fund	⬛ Tax-Exempt Money Market Fund
⬛ Tax-Exempt Money Market Fund	⬛ Treasury Instruments Fund
⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Administration Shares Of The Funds?

Generally, Administration Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Administration Shares directly from a Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Administration Shares be effected by wiring federal funds.

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Who May Purchase Administration Shares Of The Retail Funds?

Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the Retail Funds will be involuntarily redeemed from the Funds.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Administration Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to Administration Shares. These payments may be in addition to other payments borne by the Funds.

Intermediaries may provide the following services in connection with their customers’ investments in Administration Shares:

⬛	Administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers
⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process confirmation statements and payments for customers

Pursuant to an administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) of the average daily net assets of the Administration Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Due to the current low yield environment, Goldman

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SHAREHOLDER GUIDE

Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Administration Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Administration Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Administration Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Administration Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Administration Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Administration Shares held by non-complying accounts, and may impose a charge for any special services.

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The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Administration Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

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⬛	Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

⬛	Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

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⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time

If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

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HOW TO SELL SHARES

How Can I Sell Administration Shares Of The Funds?

Generally, Administration Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Administration Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Administration Shares Of The Funds?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
⬛	The telephone redemption option does not apply to Administration Shares held in an account maintained and serviced by your Intermediary. If your Administration Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

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When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

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What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Administration Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

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⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

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Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Types Of Reports Will I Be Sent Regarding My Investments In Administration Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or

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TAXATION

loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

63

Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

64

APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an

65

asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

66

APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral

67

obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar

68

APPENDIX A

days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017 - Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0054		$—	(d)	$0.0054		$(0.0054)	$—	(d)	$(0.0054)
2017 - Select Shares	1.0000	0.0050		0.0002		0.0052		(0.0051)	—	(d)	(0.0051)
2017 - Preferred Shares	1.0000	0.0043		0.0001		0.0044		(0.0044)	—	(d)	(0.0044)
2017 - Capital Shares	1.0000	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
2017 - Administration Shares	1.0000	0.0028		0.0001		0.0029		(0.0029)	—	(d)	(0.0029)
2017 - Service Shares	1.0000	0.0008		(0.0001)		0.0007		(0.0007)	—	(d)	(0.0007)
2017 - Resource Shares	1.0000	0.0004		(0.0003)		0.0001		(0.0001)	—	(d)	(0.0001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Annualized.

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.0000	0.54%	$7,945	0.18%		8.56%		0.54%
1.0001	0.52	10	0.22		8.59		0.50
1.0000	0.44	10	0.29		8.66		0.43
1.0000	0.39	10	0.33		8.71		0.39
1.0000	0.29	10	0.44		8.81		0.28
1.0000	0.07	10	0.64		9.06		0.08
1.0000	0.01	10	0.68		9.21		0.04

1.00	0.09	12,495	0.18	(f)	9.48	(f)	0.23	(f)
1.00	0.07	10	0.22	(f)	9.51	(f)	0.17	(f)
1.00	0.04	10	0.29	(f)	9.58	(f)	0.10	(f)
1.00	0.03	10	0.32	(f)	9.63	(f)	0.07	(f)
1.00	0.02	10	0.34	(f)	9.73	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	9.98	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	10.13	(f)	0.04	(f)

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$556,458	0.20%		0.28%		0.51%
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

INVESTOR MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.009		$—	(d)	$0.009		$(0.009)	$—	(d)	$(0.009)
2017 - Administration Shares	1.00	0.007		(0.001)		0.006		(0.006)	—	(d)	(0.006)
2017 - Service Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Resource Shares	1.00	0.002		0.001		0.003		(0.003)	—	(d)	(0.003)
2017 - Cash Management Shares	1.00	0.002		(0.001)		0.001		(0.001)	—	(d)	(0.001)
2017 - Class A Shares	1.00	0.008		(0.002)		0.006		(0.006)	—	(d)	(0.006)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		(0.001)	—	(d)	(0.001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Class I Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Service Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Resource Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Class A Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.87%	$216,443	0.18%		0.51%		0.90%
1.00	0.62	100,351	0.43		0.76		0.72
1.00	0.39	50	0.68		1.01		0.36
1.00	0.26	50	0.82		1.16		0.22
1.00	0.15	91	0.95		1.31		0.18
1.00	0.62	563	0.43		0.76		0.81
1.00	0.06	64	1.02		1.51		0.04

1.00	0.24	10,679	0.18	(e)	4.88	(e)	0.41	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.61	(e)	5.38	(e)	0.02	(e)
1.00	0.05	50	0.62	(e)	5.53	(e)	0.01	(e)
1.00	0.05	50	0.62	(e)	5.68	(e)	0.01	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.58	(e)	5.88	(e)	0.01	(e)

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

Money Market Funds Prospectus (Administration Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSADMPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Cash Management Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Prime Obligations Fund: GFOXX
⬛	Money Market Fund: GSCXX
⬛	Treasury Obligations Fund: GTOXX
⬛	Treasury Instruments Fund: GICXX
⬛	Treasury Solutions Fund: GFCXX
⬛	Government Fund: GVCXX
⬛	Federal Instruments Fund: FIWXX

Investor FundsSM

⬛	Money Market Fund: FHMXX
⬛	Tax-Exempt Money Market Fund: GXCXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.56%
Service and Administration Fees	0.50%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.98%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$331	$581	$1,298

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

1

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

2

⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Cash Management Shares for the 9-month period ended September 30, 2017 was 0.18%. Best Quarter Q2 ‘16 +0.04% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/10)	0.12%	0.03%	0.03%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

3

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.54%
Service and Administration Fees	0.50%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.98%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$327	$573	$1,276

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

4

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

5

⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Cash Management Shares for the 9-month period ended September 30, 2017 was 0.20%. Best Quarter Q3 ‘16 +0.01% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/10)	0.01%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

6

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

7

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

8

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Cash Management Shares for the 9-month period ended September 30, 2017 was 0.02%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/10)	0.01%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

9

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

10

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

11

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Cash Management Shares for the 9-month period ended September 30, 2017 was 0.01%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/10)	0.00%	0.00%	0.00%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

12

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

13

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

14

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Cash Management Shares for the 9-month period ended September 30, 2017 was 0.02%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/10)	0.01%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

15

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

16

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

17

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Cash Management Shares for the 9-month period ended September 30, 2017 was 0.03%. Best Quarter Q2 ‘16 +0.01% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/10)	0.02%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

18

Financial Square Federal Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.56%
Service and Administration Fees	0.50%
All Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and Expense Limitation[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.00%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$333	$583	$1,299

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

19

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation

20

(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Cash Management Shares for the 9-month period ended September 30, 2017 was 0.01%. Best Quarter Q3 ‘16 0.00% Worst Quarter Q4 ‘16 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Cash Management Shares (Inception 10/30/15)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

21

Investor Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.72%
Service and Administration Fees	0.50%
All Other Expenses[1]	0.22%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and Expense Limitation[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.98%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$366	$652	$1,467

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

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Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛

Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities),

23

industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

∎	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
∎	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.58%
Service and Administration Fees	0.50%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.98%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$336	$590	$1,319

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the

25

Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

26

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Cash Management Shares for the 9-month period ended September 30, 2017 was 0.00%. Best Quarter Q4 ‘16 +0.06% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Cash Management Shares (Inception 5/14/10)	0.09%	0.03%	0.02%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

27

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

28

Additional Summary Information

Buying and Selling Fund Shares

Generally, Cash Management Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide administration and personal and account maintenance services to their customers who are the beneficial owners of Cash Management Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Cash Management Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Cash Management Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

29

Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Federal Instruments Fund and Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛	Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Money Market Fund (Institutional)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

30

INVESTMENT MANAGEMENT APPROACH

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

∎	Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

∎	Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

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Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):

⬛	Money Market Fund (Retail)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

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INVESTMENT MANAGEMENT APPROACH

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments and Financial Square Federal Instruments Funds.
⬛	Tax-Exempt Fund: Investor Tax-Exempt Money Market Fund.

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⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Cash Management Shares of the Retail Funds?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

34

INVESTMENT MANAGEMENT APPROACH

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

35

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Financial Square Federal Instruments	⬛	⬛

Investor Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

36

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛[3]

⬛

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

37

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[7]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[7]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[7]

Financial Square Federal Instruments

Investor Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[7]
Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[7]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

38

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[11]	Miscellaneous

⬛	First Tier[10]	Taxable federal and state[12]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.
⬛	First Tier[10]	Taxable federal and state[12]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.
	First Tier[10]	Taxable federal and state[12]	Reverse repurchase agreements not permitted.

	First Tier[10]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[10]	Taxable federal and state[12]	Reverse repurchase agreements not permitted.
	First Tier[10]	Taxable federal and state[12]	Reverse repurchase agreements not permitted.

	First Tier[10]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

⬛	First Tier[10]	Taxable federal and state[12]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.
⬛ Does not intend to invest if subject to AMT[8,9]	First Tier[10]	Tax-exempt federal and taxable state[13]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

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[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[7]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[8]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[9]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[10]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[11]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[12]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[13]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

40

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds							Investor Funds

	Institutional Funds		Government Funds					Retail Funds

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓						✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•

Floating NAV	✓	✓

Foreign	✓	✓						✓

Geographic and Sector									✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓						✓	✓

Stable NAV			✓	✓	✓	✓	✓	✓	✓

Tax									✓

U.S. Government Securities	✓	✓				✓	✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

41

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk—If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also

42

RISKS OF THE FUNDS

increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation

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bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Money Market
200 West Street	Money Market	Tax-Exempt Money Market
New York, New York 10282	Treasury Obligations
Treasury Instruments
Treasury Solutions
Government
Federal Instruments

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

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MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Federal Instruments	0.205%	0.18%
Investor Funds
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s, Financial Square Treasury Solutions Fund’s and Financial Square Federal Instruments Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Finan-cial Square Government Fund’s, Investor Money Market Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

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SERVICE PROVIDERS

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Cash Management Shares. Certain features of Cash Management Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Funds

⬛ Money Market Fund	⬛ Federal Instruments Fund	⬛ Money Market Fund
⬛ Prime Obligations Fund	⬛ Government Money Market Fund	⬛ Tax-Exempt Money Market Fund
⬛ Treasury Instruments Fund
⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Cash Management Shares Of The Funds?

Generally, Cash Management Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Cash Management Shares directly from a Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Cash Management Shares be effected by wiring federal funds.

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Who May Purchase Cash Management Shares Of The Retail Funds?

Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the Retail Funds will be involuntarily redeemed from the Funds.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Cash Management Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to Cash Management Shares. These payments may be in addition to other payments borne by the Funds.

Intermediaries may provide the following services in connection with their customers’ investments in Cash Management Shares:

⬛	Personal and account maintenance services
⬛	Provide facilities to answer inquiries and respond to correspondence
⬛	Act as liaison between the Intermediary’s customers and the Trust
⬛	Assist customers in completing application forms, selecting dividend and other options, and similar services
⬛	Administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers
⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process confirmation statements and payments for customers

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SHAREHOLDER GUIDE

Pursuant to a service plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.50% (annualized) of the average daily net assets of the Cash Management Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and shareholder administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Cash Management Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Cash Management Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Cash Management Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Cash Management Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

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The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Cash Management Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Cash Management Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Cash Management Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s

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next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

⬛	Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

⬛

Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New

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York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time

If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

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HOW TO SELL SHARES

How Can I Sell Cash Management Shares Of The Funds?

Generally, Cash Management Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Cash Management Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Cash Management Shares Of The Fund Redemptions?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
⬛	The telephone redemption option does not apply to Cash Management Shares held in an account maintained and serviced by your Intermediary. If your Cash Management Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

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When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

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What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Cash Management Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

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⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

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SHAREHOLDER GUIDE

Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Are The Distribution Fees Paid By Cash Management Shares?

The Trust has adopted a distribution plans (the “Plan”) under which Cash Management Shares bear distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If the fees received by Goldman Sachs pursuant to the Plan exceeds its expenses, Goldman Sachs may realize a profit from this arrangement.

Under the Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.30% of a Fund’s average daily net assets attributed to Cash Management Shares. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s distribution fee. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

⬛	Compensation paid to and expenses incurred by Intermediaries, Goldman Sachs and their respective officers, employees and sales representatives;
⬛	Commissions paid to Intermediaries;
⬛	Allocable overhead;
⬛	Telephone and travel expenses;
⬛	Interest and other costs associated with the financing of such compensation and expenses;
⬛	Printing of prospectuses for prospective shareholders;
⬛	Preparation and distribution of sales literature or advertising of any type; and
⬛	All other expenses incurred in connection with activities primarily intended to result in the sale of Cash Management Shares.

What Types Of Reports Will I Be Sent Regarding My Investments In Cash Management Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent

60

TAXATION

of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

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APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an

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asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

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APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral

65

obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under

66

APPENDIX A

the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

67

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

68

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

69

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

70

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

71

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017 - Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

72

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

73

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

74

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

75

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

76

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

77

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

78

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

79

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

80

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

81

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

82

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$556,458	0.20%		0.28%		0.51%
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

83

INVESTOR MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.009		$—	(d)	$0.009		$(0.009)	$—	(d)	$(0.009)
2017 - Administration Shares	1.00	0.007		(0.001)		0.006		(0.006)	—	(d)	(0.006)
2017 - Service Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Resource Shares	1.00	0.002		0.001		0.003		(0.003)	—	(d)	(0.003)
2017 - Cash Management Shares	1.00	0.002		(0.001)		0.001		(0.001)	—	(d)	(0.001)
2017 - Class A Shares	1.00	0.008		(0.002)		0.006		(0.006)	—	(d)	(0.006)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		(0.001)	—	(d)	(0.001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Class I Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Service Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Resource Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Class A Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

84

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.87%	$216,443	0.18%		0.51%		0.90%
1.00	0.62	100,351	0.43		0.76		0.72
1.00	0.39	50	0.68		1.01		0.36
1.00	0.26	50	0.82		1.16		0.22
1.00	0.15	91	0.95		1.31		0.18
1.00	0.62	563	0.43		0.76		0.81
1.00	0.06	64	1.02		1.51		0.04

1.00	0.24	10,679	0.18	(e)	4.88	(e)	0.41	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)

1.00	0.05	50	0.61	(e)	5.38	(e)	0.02	(e)

1.00	0.05	50	0.62	(e)	5.53	(e)	0.01	(e)
1.00	0.05	50	0.62	(e)	5.68	(e)	0.01	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.58	(e)	5.88	(e)	0.01	(e)

85

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

86

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

87

Money Market Funds Prospectus (Cash Management Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSCMPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Premier Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Prime Obligations Fund: GOPXX
⬛	Money Market Fund: GPRXX
⬛	Treasury Obligations Fund: GTPXX
⬛	Treasury Instruments Fund: GIPXX
⬛	Treasury Solutions Fund: GFPXX
⬛	Government Fund: GGPXX
⬛	Federal Instruments Fund: FIQXX

Investor FundsSM

⬛	Tax-Exempt Money Market Fund: GXPXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.41%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.53%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$189	$337	$766

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

2

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Premier Shares for the 9-month period ended September 30, 2017 was 0.51%. Best Quarter Q4 ‘16 +0.07% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/10)	0.17%	0.04%	0.03%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 25 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 25 of the Prospectus.

3

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.39%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.53%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$185	$328	$743

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

4

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

5

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Premier Shares for the 9-month period ended September 30, 2017 was 0.53%. Best Quarter Q4 ‘16 +0.05% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/10)	0.16%	0.04%	0.03%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 25 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 25 of the Prospectus.

6

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

7

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

8

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Premier Shares for the 9-month period ended September 30, 2017 was 0.23%. Best Quarter Q4 ‘16 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/10)	0.01%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 25 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 25 of the Prospectus.

9

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

10

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

11

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Premier Shares for the 9-month period ended September 30, 2017 was 0.21%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/10)	0.00%	0.00%	0.00%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 25 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 25 of the Prospectus.

12

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money

13

market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

14

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Premier Shares for the 9-month period ended September 30, 2017 was 0.22%. Best Quarter Q4 ‘16 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/10)	0.01%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 25 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 25 of the Prospectus.

15

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

16

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

17

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Premier Shares for the 9-month period ended September 30, 2017 was 0.26%. Best Quarter Q3 ‘16 +0.01% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/10)	0.02%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 25 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 25 of the Prospectus.

18

Financial Square Federal Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.41%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and Expense Limitation[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.55%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$191	$339	$768

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), the interest from which is generally exempt from state income taxation. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets

19

in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government

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Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Premier Shares for the 9-month period ended September 30, 2017 was 0.23%. Best Quarter Q4 ‘16 0.00% Worst Quarter Q2 ‘16 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Premier Shares (Inception 10/30/15)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 25 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 25 of the Prospectus.

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Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.43%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.53%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$194	$346	$788

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

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The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

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⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Premier Shares from year to year; and (b) the average annual total returns of the Fund’s Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Premier Shares for the 9-month period ended September 30, 2017 was 0.21%. Best Quarter Q4 ‘16 +0.09% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Premier Shares (Inception 5/14/10)	0.12%	0.03%	0.03%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 25 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 25 of the Prospectus.

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Additional Summary Information

Buying and Selling Fund Shares

Generally, Premier Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide certain personal and account maintenance and administration services to their customers who are the beneficial owners of Premier Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Premier Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Premier Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

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Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objective of the Financial Square Federal Instruments Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛	Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

26

INVESTMENT MANAGEMENT APPROACH

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

∎	Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

∎	Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

∎	Federal Instruments Fund

The Federal Instruments Fund pursues its investment objective by investing only in U.S. Government Securities, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

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Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of the following fund as a retail money market fund under Rule 2a-7 (the “Retail Fund”):

⬛	Tax-Exempt Money Market Fund

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

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INVESTMENT MANAGEMENT APPROACH

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments and Financial Square Federal Instruments Funds.
⬛	Tax-Exempt Fund: Investor Tax-Exempt Money Market Fund.

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⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Fund are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Fund are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Fund, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Premier Shares of the Retail Fund?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Federal Instruments Fund’s investment objective may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Fund Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

30

INVESTMENT MANAGEMENT APPROACH

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

31

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Financial Square Federal Instruments	⬛	⬛

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 36 for all footnotes.

32

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛[3]

⬛

⬛

33

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[7]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[7]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[7]

Financial Square Federal Instruments

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[7]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 36 for all footnotes.

34

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[11]	Miscellaneous

⬛	First Tier[10]	Taxable federal and state[12]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛	First Tier[10]	Taxable federal and state[12]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[10]	Taxable federal and state[12]	Reverse repurchase agreements not permitted.

	First Tier[10]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[10]	Taxable federal and state[12]	Reverse repurchase agreements not permitted.

	First Tier[10]	Taxable federal and state[12]	Reverse repurchase agreements not permitted.

	First Tier[10]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[8,9]	First Tier[10]	Tax-exempt federal and taxable state[13]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

35

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[7]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[8]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[9]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[10]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[11]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[12]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[13]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

36

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds							Investor Funds

	Institutional Funds		Government Funds					Retail Fund

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•

Floating NAV	✓	✓

Foreign	✓	✓

Geographic and Sector								✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓						✓

Stable NAV			✓	✓	✓	✓	✓	✓

Tax								✓

U.S. Government Securities	✓	✓				✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s and Financial Square Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

37

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s and Financial Square Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund and Financial Square Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk—If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also

38

RISKS OF THE FUNDS

increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation

39

bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

40

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Tax-Exempt Money Market
200 West Street	Money Market
New York, New York 10282	Treasury Obligations
Treasury Instruments
Treasury Solutions
Government
Federal Instruments

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

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MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Federal Instruments	0.205%	0.18%
Investor Funds
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s, Financial Square Treasury Solutions Fund’s and Financial Square Federal Instruments Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Financial Square Government Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

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SERVICE PROVIDERS

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Federal Instruments	3:00 p.m.
Investor Funds
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Premier Shares. Certain features of Premier Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Fund

⬛ Money Market Fund	⬛ Federal Instruments Fund	⬛ Tax-Exempt Money Market Fund
⬛ Prime Obligations Fund	⬛ Government Money Market Fund
⬛ Treasury Instruments Fund
⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Premier Shares Of The Funds?

Generally, Premier Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Premier Shares directly from a Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Premier Shares be effected by wiring federal funds.

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Who May Purchase Premier Shares Of The Retail Fund?

Investments in the Retail Fund are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Fund. Accounts that are not eligible to invest in the Retail Fund will be involuntarily redeemed from the Fund.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Premier Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to Premier Shares. These payments may be in addition to other payments borne by the Funds.

Intermediaries may provide the following services in connection with their customers’ investments in Premier Shares:

⬛	Personal and account maintenance services
⬛	Provide facilities to answer inquiries and respond to correspondence
⬛	Act as liaison between the Intermediary’s customers and the Trust
⬛	Assist customers in completing application forms, selecting dividend and other options, and similar services
⬛	Administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers
⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process confirmation statements and payments for customers

46

SHAREHOLDER GUIDE

Pursuant to a service plan and administration plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.10% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for administration services of the average daily net assets of the Premier Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service fees and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Premier Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Premier Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Premier Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Premier Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

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The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Premier Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Premier Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Fund, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Premier Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a

48

SHAREHOLDER GUIDE

Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

⬛	Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

⬛

Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the

49

New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations	5:00 p.m. Eastern Time

If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

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SHAREHOLDER GUIDE

HOW TO SELL SHARES

How Can I Sell Premier Shares Of The Funds?

Generally, Premier Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Premier Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Premier Shares Of The Funds?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
⬛	The telephone redemption option does not apply to Premier Shares held in an account maintained and serviced by your Intermediary. If your Premier Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

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When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Federal Instruments ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

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SHAREHOLDER GUIDE

⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for a Retail Fund, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Premier Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

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⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

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SHAREHOLDER GUIDE

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Types Of Reports Will I Be Sent Regarding My Investments In Premier Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund and Financial Square Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate

56

TAXATION

taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund and Financial Square Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

58

APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an

59

asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

60

APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral

61

obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under

62

APPENDIX A

the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

65

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

66

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

67

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017- Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

68

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

69

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

70

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

71

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

72

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

73

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

74

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

75

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

76

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

77

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)	$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)	—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		0.001		0.004		(0.004)	—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)	—	(d)	(0.003)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

78

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.52%	$556,458	0.20%		0.28%		0.51%
1.00	0.49	47	0.23		0.31		0.48
1.00	0.42	50	0.30		0.38		0.41
1.00	0.37	16,147	0.35		0.43		0.31
1.00	0.27	50,768	0.45		0.53		0.26
1.00	0.19	50	0.53		0.63		0.19
1.00	0.10	15,129	0.62		0.78		0.09
1.00	0.01	50	0.71		1.08		0.01

1.00	0.16	577,395	0.20	(e)	0.39	(e)	0.19	(e)
1.00	0.13	50	0.23	(e)	0.42	(e)	0.14	(e)
1.00	0.08	50	0.29	(e)	0.49	(e)	0.08	(e)
1.00	0.05	50	0.33	(e)	0.54	(e)	0.04	(e)
1.00	0.01	43,835	0.39	(e)	0.64	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	0.74	(e)	—	(e)(f)
1.00	0.01	14,949	0.39	(e)	0.89	(e)	(0.01	)(e)
1.00	0.01	50	0.38	(e)	1.19	(e)	—	(e)(f)

79

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

80

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

81

Money Market Funds Prospectus (Premier Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSPREMPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Resource Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Prime Obligations Fund: GBRXX
⬛	Money Market Fund: GREXX
⬛	Tax-Exempt Money Market Fund: FAKXX
⬛	Treasury Obligations Fund: GTRXX
⬛	Treasury Instruments Fund: GIRXX
⬛	Treasury Solutions Fund: GFRXX
⬛	Government Fund: GVRXX

Investor FundsSM

⬛	Money Market Fund: FHRXX
⬛	Tax-Exempt Money Market Fund: GXRXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Prime Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.56%
Service and Administration Fees	0.50%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Limitation[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.83%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$284	$500	$1,123

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

1

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

2

⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Resource Shares for the 9-month period ended September 30, 2017 was 0.29%. Best Quarter Q4 ‘16 +0.03% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/10)	0.03%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

3

Financial Square Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.54%
Service and Administration Fees	0.50%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Limitation[1]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.83%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$280	$492	$1,101

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

4

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

5

⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Resource Shares for the 9-month period ended September 30, 2017 was 0.31%. Best Quarter Q2 ‘16 +0.05% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/10)	0.12%	0.03%	0.02%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

6

Financial Square Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	Non	e
Maximum Deferred Sales Charge (Load)	Non	e
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Non	e
Redemption Fees	Non	e
Exchange Fees	Non	e

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	6.87%
Service and Administration Fees	0.50%
All Other Expenses[1]	6.37%
Total Annual Fund Operating Expenses	7.23%
Fee Waiver and Expense Limitation[2]	(6.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.83%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$1,558	$2,966	$6,220

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the

7

Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes.

The Fund intends to be an “institutional money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of its portfolio securities.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
∎	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s NAV per share. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s NAV per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

8

∎	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
∎	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

9

Financial Square Treasury Obligations Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

10

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

11

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Resource Shares for the 9-month period ended September 30, 2017 was 0.07%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/10)	0.01%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

12

Financial Square Treasury Instruments Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money

13

market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

14

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Resource Shares for the 9-month period ended September 30, 2017 was 0.06%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/10)	0.00%	0.00%	0.00%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

15

Financial Square Treasury Solutions Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Solutions Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money

16

market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

17

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Resource Shares for the 9-month period ended September 30, 2017 was 0.06%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/10)	0.01%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

18

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

19

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

20

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Resource Shares for the 9-month period ended September 30, 2017 was 0.07%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/10)	0.01%	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

21

Investor Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.72%
Service and Administration Fees	0.50%
All Other Expenses[1]	0.22%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and Expense Limitation[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.83%

[1]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$319	$571	$1,295

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

22

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

23

∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
∎	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
∎	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
∎	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

24

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.58%
Service and Administration Fees	0.50%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver and Expense Limitation[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.83%

[1]	The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Resource Shares of the Fund for the time periods indicated and then redeem all of your Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Shares	$85	$289	$509	$1,145

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the

25

Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf or underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

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⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Resource Shares from year to year; and (b) the average annual total returns of the Fund’s Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Resource Shares for the 9-month period ended September 30, 2017 was 0.02%. Best Quarter Q4 ‘16 +0.06% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	Since Inception
Resource Shares (Inception 5/14/10)	0.07%	0.02%	0.02%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of the Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

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Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of the Prospectus.

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Additional Summary Information

Buying and Selling Fund Shares

Generally, Resource Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) that have agreed to provide certain administration and personal and account maintenance services to their customers who are the beneficial owners of Resource Shares. The minimum initial investment requirement imposed upon Intermediaries for the purchase of Resource Shares is generally $10 million, and there is no minimum imposed upon additional investments. Intermediaries may, however, impose a minimum amount for initial and additional investments in Resource Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

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Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of Financial Square Tax-Exempt Money Market Fund and Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Institutional Money Market Funds

An “institutional money market fund” is a money market fund that is neither a “government money market fund” nor a “retail money market fund” (each of which is described in more detail below). An institutional money market fund is required to price its shares at a NAV reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). In addition, the board of trustees of an institutional money market fund is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board of Trustees of the Goldman Sachs Trust (the “Board”) has approved, upon the recommendation of GSAM, the designation of each of the following Funds as an institutional money market fund under Rule 2a-7 (collectively, the “Institutional Funds”):

⬛	Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Money Market Fund (Institutional)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Institutional)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

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INVESTMENT MANAGEMENT APPROACH

Financial Square Funds—Government Money Market Funds

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following Funds as a government money market fund under Rule 2a-7 (collectively, the “Government Funds”):

⬛Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

⬛Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛Treasury Solutions Fund

The Treasury Solutions Fund pursues its investment objective by investing only in U.S. Treasury Obligations and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

⬛Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

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Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, similar to institutional money market funds, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):

⬛	Money Market Fund (Retail)

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund (Retail)

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

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INVESTMENT MANAGEMENT APPROACH

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Institutional Fund will price its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Each Government and Retail Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Financial Square Prime Obligations, Financial Square Money Market, Investor Money Market, Financial Square Treasury Obligations, Financial Square Treasury Solutions and Financial Square Government Funds.
⬛	Tax-Advantaged Funds: Financial Square Treasury Instruments Fund.
⬛	Tax-Exempt Funds: Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds.

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⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Government Funds and Retail Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Resource Shares of the Retail Funds?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Financial Square Tax-Exempt Money Market Fund’s and Investor Money Market Fund’s investment objectives may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” Each of the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Institutional Funds and Retail Funds Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from an Institutional or Retail Fund, in the event that the Institutional or Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

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INVESTMENT MANAGEMENT APPROACH

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Government and Retail Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

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Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Prime Obligations	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks[2]	⬛ U.S. and foreign (US$) commercial paper

Financial Square Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Financial Square Tax-Exempt Money Market				⬛ Tax-exempt only

Financial Square Treasury Obligations	⬛

Financial Square Treasury Instruments	⬛

Financial Square Treasury Solutions	⬛

Financial Square Government	⬛	⬛

Investor Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

36

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

⬛

⬛[3]

⬛

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[4]

⬛

37

Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Prime Obligations	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Financial Square Treasury Obligations

Financial Square Treasury Instruments

Financial Square Treasury Solutions

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[8]

Investor Money Market	⬛[5]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[7]	⬛	⬛ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 40 for all footnotes.

38

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[12]	Miscellaneous

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted .

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

⬛	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

39

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations of foreign banks. The Fund may, but does not currently intend to, invest in Euro certificates of deposit.
[3]	The Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.
[4]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable securities for temporary defensive purposes.
[7]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

40

Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds							Investor Funds

	Institutional Funds			Government Funds				Retail Funds

	Prime Obligations Fund	Money Market Fund	Tax-Exempt Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Money Market Fund	Tax-Exempt Money Market Fund

Banking Industry	✓	✓						✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•	•	•	•	•	•	•

Floating NAV	✓	✓	✓

Foreign	✓	✓						✓

Geographic and Sector			✓						✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	✓	✓	✓					✓	✓

Stable NAV				✓	✓	✓	✓	✓	✓

Tax			✓						✓

U.S. Government Securities	✓	✓					✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments more than if the Funds were not invested to such a degree in the banking industry. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest more than 25% of their total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

41

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Floating NAV Risk—The Institutional Funds do not maintain a stable NAV per share. The value of an Institutional Fund’s shares will be calculated to four decimal places (e.g., $1.0000) and will fluctuate with changes in the market values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.
⬛	Foreign Risk—The Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s and Investor Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may not invest more than 25% of their total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk––If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛

Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also

42

RISKS OF THE FUNDS

increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or increase the volatility of the Fund’s NAV per share, as applicable, or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation

43

bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Government and Retail Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Government or Retail Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Government or Retail Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Government or Retail Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Financial Square Tax-Exempt Money Market Fund’s or the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends. These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

44

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations	Money Market
200 West Street	Money Market	Tax-Exempt Money Market
New York, New York 10282	Tax-Exempt Money Market
Treasury Obligations
Treasury Instruments
Treasury Solutions
Government

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

45

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Tax-Exempt Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.18%
Treasury Instruments	0.205%	0.18%
Treasury Solutions	0.205%	0.18%
Government	0.205%	0.16%
Investor Funds
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Financial Square Treasury Obligations Fund’s, Financial Square Treasury Instruments Fund’s and Financial Square Treasury Solutions Fund’s average daily net assets and equal annually to 0.045% of the Financial Square Prime Obligations Fund’s, Financial Square Money Market Fund’s, Financial Square Tax-Exempt Money Market Fund’s, Financial Square Government Fund’s, Investor Money Market Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

46

SERVICE PROVIDERS

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Prime Obligations	3:00 p.m.
Money Market	3:00 p.m.
Tax-Exempt Money Market	2:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	3:00 p.m.
Treasury Solutions	3:00 p.m.
Government	5:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price or minimize principal volatility.

The realized gains and losses are not expected to be of an amount which would affect a Government or Retail Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Resource Shares. Certain features of Resource Shares, including whether they transact at a fluctuating or stable $1.00 share price, depend on a Fund’s classification as either an “institutional,” “government” or “retail” fund, as shown below:

Financial Square Funds		Investor Funds
Institutional Funds	Government Funds	Retail Funds

⬛ Money Market Fund	⬛ Government Money Market Fund	⬛ Money Market Fund
⬛ Prime Obligations Fund	⬛ Treasury Instruments Fund	⬛ Tax-Exempt Money Market Fund
⬛ Tax-Exempt Money Market Fund	⬛ Treasury Obligations Fund
⬛ Treasury Solutions Fund

HOW TO BUY SHARES

How Can I Purchase Resource Shares Of The Funds?

Generally, Resource Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds (except the Financial Square Money Market Fund) for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Resource Shares directly from a Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds;
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)) (the NSCC is not available for orders for the Financial Square Money Market Fund); or
⬛	With respect to shares of a Government or Retail Fund only, send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt. Checks will not be accepted by an Institutional Fund.

It is strongly recommended that payment for all Resource Shares be effected by wiring federal funds.

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Who May Purchase Resource Shares Of The Retail Funds?

Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the Retail Funds will be involuntarily redeemed from the Funds.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Resource Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to Resource Shares. These payments may be in addition to other payments borne by the Funds.

Intermediaries may provide the following services in connection with their customers’ investments in Resource Shares:

⬛	Personal and account maintenance services
⬛	Provide facilities to answer inquiries and respond to correspondence
⬛	Act as liaison between the Intermediary’s customers and the Trust
⬛	Assist customers in completing application forms, selecting dividend and other options, and similar services
⬛	Administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers

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⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process confirmation statements and payments for customers

Pursuant to a service plan adopted by the Board, Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.50% (annualized) of the average daily net assets of the Resource Shares of the Funds that are attributable to or held in the name of an Intermediary for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service and administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Resource Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Resource Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Resource Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Resource Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

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The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Resource Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Resource Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Resource Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

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How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

⬛	Institutional Funds—Each Institutional Fund is required to price its shares at a NAV per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). An Institutional Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if an Institutional Fund’s accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Fund’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under valuation procedures established by the Board. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. The securities in which a Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets.

Using fair valuation involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will be valued at the last sale price or official closing price on the exchange on which they are principally traded.

⬛	Government and Retail Funds—The Government and Retail Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Prime Obligations ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time
⬛ Financial Square Money Market	8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern Time

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⬛	Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Government and Retail Funds may be priced by the Funds’ accounting agent on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions	3:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market	5:00 p.m. Eastern Time

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If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

HOW TO SELL SHARES

How Can I Sell Resource Shares Of The Funds?

Generally, Resource Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Resource Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Resource Shares Of The Funds?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from an Institutional or Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).

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⬛	The telephone redemption option does not apply to Resource Shares held in an account maintained and serviced by your Intermediary. If your Resource Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Financial Square Tax-Exempt Money Market ⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Money Market ⬛ Financial Square Prime Obligations ⬛ Financial Square Treasury Instruments ⬛ Financial Square Treasury Solutions
⬛ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Financial Square Treasury Obligations ⬛ Investor Money Market
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to each of the Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

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SHAREHOLDER GUIDE

⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Resource Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. However, investors are not permitted to exchange shares from or into the Financial Square Money Market Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

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⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from an Institutional or Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Institutional or Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Potential Restrictions On Institutional And Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that the Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

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SHAREHOLDER GUIDE

Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Governments Funds to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

What Are The Distribution Fees Paid By Resource Shares?

The Trust has adopted a distribution plan (the “Plan”) under which Resource Shares bear distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If the fees received by Goldman Sachs pursuant to the Plan exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

Under the Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.15% of a Fund’s average daily net assets attributed to Resource Shares. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of its distribution fee. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

⬛	Compensation paid to and expenses incurred by Intermediaries, Goldman Sachs and their respective officers, employees and sales representatives;
⬛	Commissions paid to Intermediaries;
⬛	Allocable overhead;
⬛	Telephone and travel expenses;
⬛	Interest and other costs associated with the financing of such compensation and expenses;
⬛	Printing of prospectuses for prospective shareholders;
⬛	Preparation and distribution of sales literature or advertising of any type; and
⬛	All other expenses incurred in connection with activities primarily intended to result in the sale of Resource Shares.

What Types Of Reports Will I Be Sent Regarding My Investments In Resource Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares. Because the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference

60

TAXATION

between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on these Funds’ shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

If a liquidity fee is imposed in connection with the redemption of your shares of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

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APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, and Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an

63

asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Prime Obligations and Money Market Funds may invest in foreign government obligations. Foreign government obligations that the Funds invest in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Funds in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Funds’ foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Funds, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Funds hold illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below

64

APPENDIX A

investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral

65

obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar

66

APPENDIX A

days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

69

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0073		$0.0014		$0.0087		$(0.0083)		$(0.0001)		$(0.0084)
2017 - Select Shares	1.0000	0.0097		(0.0013)		0.0084		(0.0080)		(0.0001)		(0.0081)
2017 - Preferred Shares	1.0000	0.0030		0.0047		0.0077		(0.0073)		(0.0001)		(0.0074)
2017 - Capital Shares	1.0000	0.0024		0.0048		0.0072		(0.0068)		(0.0001)		(0.0069)
2017 - Administration Shares	1.0000	0.0015		0.0047		0.0062		(0.0058)		(0.0001)		(0.0059)
2017 - Premier Shares	1.0000	0.0071		(0.0018)		0.0053		(0.0050)		—	(d)	(0.0050)
2017 - Service Shares	1.0000	0.0003		0.0035		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0002		0.0025		0.0027		(0.0024)		—	(d)	(0.0024)
2017 - Cash Management Shares	1.0000	0.0051		(0.0033)		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Cash Management Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

70

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$1,467,979	0.18%	0.27%	0.73%
1.0003	0.84	18,082	0.21	0.30	0.97
1.0003	0.77	1,003	0.28	0.37	0.30
1.0003	0.72	407	0.33	0.42	0.24
1.0003	0.62	4,282	0.43	0.52	0.15
1.0003	0.53	1	0.53	0.62	0.71
1.0003	0.38	103	0.59	0.77	0.03
1.0003	0.27	1	0.52	0.92	0.02
1.0003	0.18	1	0.73	1.07	0.51
1.00	0.29	7,299,656	0.18	0.23	0.31
1.00	0.26	9,454	0.21	0.26	0.29
1.00	0.20	279,445	0.28	0.33	0.19
1.00	0.16	140,138	0.31	0.38	0.16
1.00	0.09	1,250,848	0.38	0.48	0.09
1.00	0.09	1	0.18	0.58	0.36
1.00	0.01	253,231	0.42	0.73	—	(f)
1.00	0.01	71,804	0.46	0.88	0.01
1.00	0.09	1	0.18	1.03	0.37
1.00	0.03	9,211,383	0.18	0.23	0.03
1.00	0.01	88,996	0.20	0.26	0.01
1.00	0.01	332,798	0.21	0.33	0.01
1.00	0.01	103,978	0.21	0.38	0.01
1.00	0.01	1,893,461	0.20	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	777,357	0.20	0.73	0.01
1.00	0.01	72,031	0.20	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.02	10,934,044	0.18	0.23	0.02
1.00	0.01	118,994	0.19	0.26	0.01
1.00	0.01	108,264	0.19	0.33	0.01
1.00	0.01	72,327	0.19	0.38	0.01
1.00	0.01	1,644,425	0.19	0.48	0.01
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	938,791	0.19	0.73	0.01
1.00	0.01	78,532	0.19	0.88	0.01
1.00	0.01	1	0.18	1.03	0.40
1.00	0.07	13,339,031	0.18	0.23	0.07
1.00	0.05	212,468	0.21	0.26	0.04
1.00	0.01	227,037	0.24	0.33	—	(f)
1.00	0.01	102,509	0.26	0.38	—	(f)
1.00	0.01	2,579,850	0.24	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	767,593	0.24	0.73	—	(f)
1.00	0.01	91,805	0.25	0.88	—	(f)
1.00	0.01	1	0.18	1.03	0.40

71

FINANCIAL SQUARE MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0071		$0.0015		$0.0086		$(0.0082)		$(0.0001)		$(0.0083)
2017 - Select Shares	1.0000	0.0040		0.0043		0.0083		(0.0079)		(0.0001)		(0.0080)
2017 - Preferred Shares	1.0000	0.0032		0.0044		0.0076		(0.0072)		(0.0001)		(0.0073)
2017 - Capital Shares	1.0000	0.0020		0.0051		0.0071		(0.0068)		—	(d)	(0.0068)
2017 - Administration Shares	1.0000	0.0024		0.0037		0.0061		(0.0057)		(0.0001)		(0.0058)
2017 - Premier Shares	1.0000	0.0068		(0.0016)		0.0052		(0.0049)		—	(d)	(0.0049)
2017- Service Shares	1.0000	0.0011		0.0027		0.0038		(0.0034)		(0.0001)		(0.0035)
2017 - Resource Shares	1.0000	0.0068		(0.0040)		0.0028		(0.0025)		—	(d)	(0.0025)
2017 - Cash Management Shares	1.0000	0.0001		0.0017		0.0018		(0.0015)		—	(d)	(0.0015)
2016 - Institutional Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Select Shares	1.00	0.003		—	(e)	0.003		(0.003)		—	(e)	(0.003)
2016 - Preferred Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Capital Shares	1.00	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Premier Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2016 - Resource Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2016 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2015 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2015 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2014 - Select Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2014 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)		—	(e)	(0.001)
2013 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Premier Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
2013 - Cash Management Shares	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Amount is less than 0.005% of average net assets.

72

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.0003	0.87%	$2,542,693	0.18%	0.25%	0.71%
1.0003	0.84	9,847	0.21	0.28	0.40
1.0003	0.77	1,418	0.28	0.35	0.32
1.0003	0.72	1	0.33	0.40	0.20
1.0003	0.61	5,516	0.43	0.50	0.24
1.0003	0.52	1	0.53	0.60	0.69
1.0003	0.38	67	0.60	0.75	0.11
1.0003	0.28	1	0.53	0.90	0.68
1.0003	0.18	1	0.50	1.05	0.01
1.00	0.32	15,336,774	0.18	0.23	0.32
1.00	0.29	1,080,075	0.21	0.26	0.29
1.00	0.22	59,053	0.28	0.33	0.20
1.00	0.18	108,671	0.33	0.38	0.18
1.00	0.10	316,162	0.40	0.48	0.09
1.00	0.10	1	0.19	0.58	0.37
1.00	0.01	17,000	0.49	0.73	—	(f)
1.00	0.10	1	0.19	0.88	0.37
1.00	0.01	10,742	0.51	1.03	—	(f)
1.00	0.09	32,746,797	0.18	0.23	0.08
1.00	0.06	1,917,216	0.21	0.26	0.06
1.00	0.01	116,846	0.26	0.33	0.01
1.00	0.01	201,440	0.27	0.38	—	(f)
1.00	0.01	430,947	0.26	0.48	—	(f)
1.00	0.01	1	0.18	0.58	0.40
1.00	0.01	21,066	0.26	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	8,041	0.28	1.03	—	(f)
1.00	0.06	26,529,130	0.18	0.23	0.06
1.00	0.03	527,470	0.21	0.26	0.03
1.00	0.01	66,193	0.24	0.33	0.01
1.00	0.01	36,709	0.24	0.38	0.01
1.00	0.01	277,404	0.24	0.48	0.01
1.00	0.01	1	0.24	0.58	0.01
1.00	0.01	20,963	0.24	0.73	0.01
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40
1.00	0.11	25,047,026	0.18	0.23	0.11
1.00	0.08	178,080	0.21	0.26	0.08
1.00	0.02	44,177	0.27	0.33	0.02
1.00	0.01	44,542	0.28	0.38	—	(f)
1.00	0.01	338,423	0.29	0.48	—	(f)
1.00	0.01	30,335	0.28	0.58	—	(f)
1.00	0.01	40,544	0.28	0.73	—	(f)
1.00	0.01	1	0.18	0.88	0.40
1.00	0.01	1	0.18	1.03	0.40

73

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Institutional Shares	$1.0000	$0.0054		$—	(d)	$0.0054		$(0.0054)	$—	(d)	$(0.0054)
2017 - Select Shares	1.0000	0.0050		0.0002		0.0052		(0.0051)	—	(d)	(0.0051)
2017 - Preferred Shares	1.0000	0.0043		0.0001		0.0044		(0.0044)	—	(d)	(0.0044)
2017 - Capital Shares	1.0000	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
2017 - Administration Shares	1.0000	0.0028		0.0001		0.0029		(0.0029)	—	(d)	(0.0029)
2017 - Service Shares	1.0000	0.0008		(0.0001)		0.0007		(0.0007)	—	(d)	(0.0007)
2017 - Resource Shares	1.0000	0.0004		(0.0003)		0.0001		(0.0001)	—	(d)	(0.0001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Institutional Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Select Shares	1.00	0.001		—	(e)	0.001		(0.001)	—	(e)	(0.001)
2016 - Preferred Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Capital Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Administration Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Service Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
2016 - Resource Shares	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than $0.0005 per share.
(f)	Annualized.

74

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.0000	0.54%	$7,945	0.18%		8.56%		0.54%
1.0001	0.52	10	0.22		8.59		0.50
1.0000	0.44	10	0.29		8.66		0.43
1.0000	0.39	10	0.33		8.71		0.39
1.0000	0.29	10	0.44		8.81		0.28
1.0000	0.07	10	0.64		9.06		0.08
1.0000	0.01	10	0.68		9.21		0.04

1.00	0.09	12,495	0.18	(f)	9.48	(f)	0.23	(f)
1.00	0.07	10	0.22	(f)	9.51	(f)	0.17	(f)
1.00	0.04	10	0.29	(f)	9.58	(f)	0.10	(f)
1.00	0.03	10	0.32	(f)	9.63	(f)	0.07	(f)
1.00	0.02	10	0.34	(f)	9.73	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	9.98	(f)	0.04	(f)
1.00	0.02	10	0.35	(f)	10.13	(f)	0.04	(f)

75

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.002		0.001		0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.004		(0.002)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	0.001		(0.001)		—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

76

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.50%	$15,091,527	0.20%	0.23%	0.47%
1.00	0.47	67,865	0.23	0.26	0.46
1.00	0.40	123,436	0.30	0.33	0.40
1.00	0.35	269,417	0.35	0.38	0.34
1.00	0.26	1,307,550	0.44	0.48	0.25
1.00	0.19	1	0.27	0.58	0.37
1.00	0.11	954,846	0.59	0.73	0.11
1.00	0.05	1	0.27	0.88	0.37
1.00	0.02	154	0.97	1.03	0.14
1.00	0.15	19,950,969	0.19	0.23	0.14
1.00	0.13	505,162	0.21	0.26	0.12
1.00	0.08	81,542	0.25	0.33	0.05
1.00	0.05	404,533	0.30	0.38	0.03
1.00	0.01	1,543,863	0.33	0.48	(0.01)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	787,768	0.33	0.73	(0.01)
1.00	0.01	1	0.19	0.88	0.36
1.00	0.01	1	0.19	1.03	0.36
1.00	0.01	12,758,713	0.10	0.23	—	(e)
1.00	0.01	169,026	0.10	0.26	—	(e)
1.00	0.01	220,426	0.10	0.33	—	(e)
1.00	0.01	442,625	0.10	0.38	0.01
1.00	0.01	1,620,517	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	(0.02)
1.00	0.01	940,671	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	1	0.10	1.03	0.40
1.00	0.01	12,822,354	0.08	0.23	0.01
1.00	0.01	279,848	0.08	0.26	—	(e)
1.00	0.01	205,386	0.08	0.33	—	(e)
1.00	0.01	356,753	0.08	0.38	—	(e)
1.00	0.01	2,144,601	0.08	0.48	—	(e)
1.00	0.01	948	0.08	0.58	(0.01)
1.00	0.01	915,527	0.08	0.73	—	(e)
1.00	0.01	1	0.08	0.88	0.40
1.00	0.01	1	0.08	1.03	0.40
1.00	0.01	6,998,695	0.14	0.23	0.01
1.00	0.01	189,482	0.14	0.26	0.01
1.00	0.01	146,636	0.14	0.33	0.01
1.00	0.01	317,742	0.14	0.38	0.01
1.00	0.01	1,577,830	0.14	0.48	0.01
1.00	0.01	97,655	0.14	0.58	—	(e)
1.00	0.01	1,061,790	0.14	0.73	0.01
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	1	0.14	1.03	0.40

77

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.004		(0.001)		0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Premier Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.
(f)	Amount is less than 0.005%.

78

APPENDIX B

Net asset value, end of year	Total return(c)		Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.48%		$44,355,448	0.20%	0.23%	0.47%
1.00	0.45		47,839	0.23	0.26	0.43
1.00	0.38		39,754	0.30	0.33	0.34
1.00	0.33		1,054,817	0.35	0.38	0.38
1.00	0.24		2,817,291	0.44	0.48	0.26
1.00	0.17		56,059	0.50	0.58	0.20
1.00	0.10		47,234	0.55	0.73	0.05
1.00	0.04		1	0.26	0.88	0.37
1.00	0.01		30	0.61	1.03	—	(e)
1.00	0.13		50,595,412	0.19	0.23	0.14
1.00	0.11		21,009	0.21	0.26	0.07
1.00	0.06		12,735	0.26	0.33	0.05
1.00	0.03		495,853	0.30	0.38	0.02
1.00	—	(f)	2,186,426	0.32	0.48	(0.01)
1.00	—	(f)	19,142	0.38	0.58	(0.02)
1.00	—	(f)	91,598	0.29	0.73	(0.01)
1.00	—	(f)	1	0.19	0.88	0.37
1.00	—	(f)	279	0.35	1.03	0.05
1.00	—	(f)	34,094,054	0.06	0.23	—	(e)
1.00	—	(f)	80,008	0.06	0.26	—	(e)
1.00	—	(f)	33,032	0.06	0.33	—	(e)
1.00	—	(f)	353,326	0.06	0.38	—	(e)
1.00	—	(f)	2,101,757	0.06	0.48	—	(e)
1.00	—	(f)	54	0.06	0.58	—	(e)
1.00	—	(f)	197,083	0.06	0.73	—	(e)
1.00	—	(f)	1	0.06	0.88	0.40
1.00	—	(f)	1	0.06	1.03	0.40
1.00	—	(f)	31,170,061	0.07	0.23	—	(e)
1.00	—	(f)	192,930	0.07	0.26	—	(e)
1.00	—	(f)	43,335	0.07	0.33	—	(e)
1.00	—	(f)	163,450	0.07	0.38	—	(e)
1.00	—	(f)	1,231,641	0.07	0.48	—	(e)
1.00	—	(f)	2,720	0.07	0.58	—	(e)
1.00	—	(f)	140,016	0.07	0.73	—	(e)
1.00	—	(f)	1	0.07	0.88	0.40
1.00	—	(f)	1	0.07	1.03	0.40
1.00	—	(f)	25,382,266	0.10	0.23	—	(e)
1.00	—	(f)	224,452	0.10	0.26	—	(e)
1.00	—	(f)	110,400	0.10	0.33	—	(e)
1.00	—	(f)	165,250	0.10	0.38	—	(e)
1.00	—	(f)	1,352,128	0.10	0.48	—	(e)
1.00	—	(f)	360,992	0.10	0.58	—	(e)
1.00	—	(f)	185,658	0.10	0.73	—	(e)
1.00	—	(f)	1	0.10	0.88	—	(e)
1.00	—	(f)	1	0.10	1.03	—	(e)

79

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.005		$—	(d)	$0.005		$(0.005)		$—	(d)	$(0.005)
2017 - Select Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.003		0.001		0.004		(0.004)		—	(d)	(0.004)
2017 - Capital Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.001		0.001		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Resource Shares	1.00	0.004		(0.004)		—	(d)	—	(d)	—	(d)	—	(d)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Institutional Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(d)	Amount is less than $0.0005 per share.
(e)	Amount is less than 0.005% of average net assets.

80

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets

$1.00	0.49%	$8,619,492	0.20%	0.23%	0.48%
1.00	0.46	7,333	0.23	0.26	0.42
1.00	0.39	14,565	0.30	0.33	0.25
1.00	0.34	215,820	0.35	0.38	0.30
1.00	0.25	237,557	0.44	0.48	0.28
1.00	0.18	15,512	0.50	0.58	0.13
1.00	0.10	144,728	0.58	0.73	0.08
1.00	0.05	1	0.26	0.88	0.37
1.00	0.01	33,252	0.62	1.03	—	(e)
1.00	0.14	9,876,558	0.19	0.23	0.11
1.00	0.12	10,969	0.21	0.26	0.09
1.00	0.07	75,756	0.26	0.33	0.03
1.00	0.03	264,092	0.32	0.38	0.01
1.00	0.01	189,870	0.30	0.48	(0.02)
1.00	0.01	1	0.19	0.58	0.36
1.00	0.01	142,607	0.29	0.73	(0.02)
1.00	0.01	1	0.19	0.88	0.37
1.00	0.01	73,211	0.31	1.03	(0.02)
1.00	0.01	10,053,367	0.10	0.23	—	(e)
1.00	0.01	12,266	0.10	0.26	—	(e)
1.00	0.01	40,923	0.10	0.33	—	(e)
1.00	0.01	103,108	0.10	0.38	—	(e)
1.00	0.01	390,266	0.10	0.48	—	(e)
1.00	0.01	1	0.10	0.58	0.01
1.00	0.01	355,272	0.10	0.73	—	(e)
1.00	0.01	1	0.10	0.88	0.40
1.00	0.01	147,486	0.10	1.03	—	(e)
1.00	0.01	9,153,246	0.09	0.23	0.01
1.00	0.01	38,054	0.09	0.26	0.01
1.00	0.01	52,417	0.09	0.33	0.01
1.00	0.01	55,729	0.09	0.38	0.01
1.00	0.01	403,438	0.09	0.48	0.01
1.00	0.01	17,834	0.09	0.58	0.01
1.00	0.01	435,856	0.09	0.73	0.01
1.00	0.01	1	0.09	0.88	0.40
1.00	0.01	90,568	0.09	1.03	0.01
1.00	0.01	8,211,951	0.14	0.23	—	(e)
1.00	0.01	127,241	0.14	0.26	—	(e)
1.00	0.01	53,020	0.14	0.33	—	(e)
1.00	0.01	62,058	0.14	0.38	—	(e)
1.00	0.01	418,901	0.14	0.48	—	(e)
1.00	0.01	1,137,540	0.14	0.58	—	(e)
1.00	0.01	508,699	0.14	0.73	—	(e)
1.00	0.01	1	0.14	0.88	0.40
1.00	0.01	47,993	0.14	1.03	—	(e)

81

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

82

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

83

INVESTOR MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.009		$—	(d)	$0.009		$(0.009)	$—	(d)	$(0.009)
2017 - Administration Shares	1.00	0.007		(0.001)		0.006		(0.006)	—	(d)	(0.006)
2017 - Service Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Resource Shares	1.00	0.002		0.001		0.003		(0.003)	—	(d)	(0.003)
2017 - Cash Management Shares	1.00	0.002		(0.001)		0.001		(0.001)	—	(d)	(0.001)
2017 - Class A Shares	1.00	0.008		(0.002)		0.006		(0.006)	—	(d)	(0.006)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		(0.001)	—	(d)	(0.001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Class I Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Service Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Resource Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Class A Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

84

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.87%	$216,443	0.18%		0.51%		0.90%
1.00	0.62	100,351	0.43		0.76		0.72
1.00	0.39	50	0.68		1.01		0.36
1.00	0.26	50	0.82		1.16		0.22
1.00	0.15	91	0.95		1.31		0.18
1.00	0.62	563	0.43		0.76		0.81
1.00	0.06	64	1.02		1.51		0.04

1.00	0.24	10,679	0.18	(e)	4.88	(e)	0.41	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.61	(e)	5.38	(e)	0.02	(e)
1.00	0.05	50	0.62	(e)	5.53	(e)	0.01	(e)
1.00	0.05	50	0.62	(e)	5.68	(e)	0.01	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.58	(e)	5.88	(e)	0.01	(e)

85

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

86

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

87

Money Market Funds Prospectus (Resource Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSRESPRO-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Class R6 Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Government Fund: FGGXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.18%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$18	$69	$124	$288

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

1

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

2

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) the average annual total returns of the Fund’s Class R6 Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for Class R6 Shares for the 9-month period ended September 30, 2017 was 0.52%. Best Quarter Q4 ‘16 +0.08% Worst Quarter Q1 ‘16 +0.06%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	Since Inception
Class R6 Shares (Inception 12/29/15)	0.29%	0.28%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Generally, Class R6 Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). There is no minimum for initial purchases of Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Fund’s transfer agent for which the minimum initial investment is $5,000,000.

You may purchase and redeem (sell) shares of the Fund on any business day through an Intermediary.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

3

Investment Management Approach

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of the Fund cannot be changed without approval of a majority of the outstanding shares of the Fund.

PRINCIPAL INVESTMENT STRATEGY

Financial Square Funds—Government Money Market Fund

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of the Fund as a government money market fund under Rule 2a-7.

The Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

Under normal circumstances, the cash positions of the Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, the Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, the Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Fund. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Fund is managed to seek preservation of capital, daily liquidity and maximum current income. With the Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Fund. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

4

INVESTMENT MANAGEMENT APPROACH

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and the Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Fund.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	The Fund’s investors and other factors that influence the asset volatility of the Fund;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

Additional Fund Characteristics and Restrictions

⬛	The Fund: The Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, the Fund may be subject to additional investment restrictions.
⬛	The Investors: The Fund is generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Fund is designed for investors seeking a stable NAV per share. The Fund is particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: The Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of the Fund cannot be changed without approval of a majority of the outstanding shares of the Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).

5

⬛	Portfolio Diversification: Diversification can help the Fund reduce the risks of investing. In accordance with Rule 2a-7, the Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, the Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛	Portfolio Liquidity: The Fund is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Fund must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, the Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

INVESTMENT PRACTICES AND SECURITIES

Although the Fund’s principal investment strategies are described in the Summary—Principal Strategy section of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objective. Numbers in the table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

The Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Fund’s website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. The Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Fund, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Fund, which seeks to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.
⬛	In the event that the Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on the Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

6

INVESTMENT MANAGEMENT APPROACH

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Repurchase Agreements	Investment Companies	Credit Quality	Summary of Taxation for Distributions[4]	Miscellaneous

Financial Square Government	⬛	⬛	⬛	⬛ Up to 10% of total assets in other investment companies[2]	First Tier [3]	Taxable federal and state[5]	Reverse repurchase agreements not permitted.

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	This percentage limitation does not apply to the Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[3]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow the Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, the Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[4]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[5]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.

7

Risks of the Fund

You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of the Fund are discussed in the Summary section of the Prospectus. The following section provides additional information on the risks that apply to the Fund, which may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

Government Fund

Credit/Default	✓

Floating and Variable Rate Obligations	•

Interest Rate	✓

Large Shareholder Transactions	✓

Liquidity	✓

Management	•

Market	✓

Stable NAV	✓

U.S. Government Securities	✓

⬛	Credit/Default Risk—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments.

The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛	Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.

⬛	Interest Rate Risk—During periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund. Low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

8

RISKS OF THE FUND

⬛	Large Shareholder Transactions Risk—The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Stable NAV Risk—The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including

9

securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Government
200 West Street
New York, New York 10282

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Fund (to the extent not performed by others pursuant to agreements with the Fund):

⬛	Supervises all non-advisory operations of the Fund
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of the Fund
⬛	Provides office space and all necessary office equipment and services

An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, the Fund may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Government	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

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The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.045% of the Fund’s average daily net assets. This waiver will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This management fee waiver may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit the Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of the Fund’s average daily net assets. The Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

The arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This expense limitation may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Fund in 2017 is available in the Fund’s Annual Report dated August 31, 2017.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its

12

SERVICE PROVIDERS

affiliates earn fees from this and other relationships with the Fund. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. For more information about conflicts of interest, see the SAI.

13

Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Government	5:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Fund’s daily declared dividends (e.g., during periods of extremely low interest rates). The Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, the Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, the Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price.

The realized gains and losses are not expected to be of an amount which would affect the Fund’s NAV of $1.00 per share.

14

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Fund’s Class R6 Shares.

HOW TO BUY SHARES

How Can I Purchase Class R6 Shares Of The Fund?

Generally, Class R6 Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Fund. You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Fund (i.e., an Authorized Institution).

Class R6 Shares are generally available to the following investors who purchase shares of the Funds through certain Intermediaries that have a contractual relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions, using a plan level or omnibus account, unless otherwise noted below.

⬛	Investors who purchase Class R6 Shares through an account established under a fee-based program that is sponsored and maintained by an Intermediary that has entered into a contractual relationship with Goldman Sachs to offer such shares through such programs;
⬛	Section 401(k) plans, 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, non-qualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts), SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations;
⬛	Registered investment companies or bank collective trusts investing directly with the Transfer Agent;
⬛	Institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities, investing at least $5,000,000 directly with the Transfer Agent; and
⬛	Other investors at the discretion of the Trust’s officers.

Class R6 Shares may not be available through certain Intermediaries. For the purposes of Class R6 Shares eligibility, the term “Intermediary” does not include Goldman Sachs or its affiliates and Class R6 Shares will not be available to clients of Goldman Sachs Private Wealth Management, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware or The Ayco Company, L.P.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

The Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at the Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Fund may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC)).

15

It is strongly recommended that payment for all Class R6 Shares be effected by wiring federal funds.

What Should I Know When I Purchase Class R6 Shares Through An Intermediary?

If shares of the Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Fund or Goldman Sachs for the services provided by them with respect to the Fund’s Class R6 Shares. These payments may be in addition to other payments borne by the Fund.

The Investment Adviser, Distributor and/or their affiliates do not make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of Class R6 Shares of the Fund.

In addition to Class R6 Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Class R6 Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Fund?

For Class R6 Shares, the minimum initial investment is $5,000,000 for institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities who purchase Class R6 Shares directly with the Transfer Agent. No minimum amount is otherwise required for initial purchases or additional investments in Class R6 Shares.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification; or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
⬛	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Class R6 Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Fund’s investments.

Shares of the Fund are only registered for sale in the United States and certain of its territories. Generally, shares of the Fund will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

The Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

16

SHAREHOLDER GUIDE

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of the Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Fund to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Fund. Applications without the required information may not be accepted by the Fund. Throughout the life of your account, the Fund may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Fund reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify an investor’s identity or are unable to obtain all required information. The Fund and its agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is the Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is the Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Fund generally calculates NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

The Fund seeks to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that the Fund will be able at all times to maintain a stable NAV per share of $1.00.

Please note the following with respect to the price at which your transactions are processed:

⬛	The NAV per share of each share class of the Fund is generally calculated by the Fund’s accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the Fund’s accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, including days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into the Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open the Fund for purchase, redemption and exchange transactions if the

17

Federal Reserve wire payment system is open. To learn whether the Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Fund’s accounting agent to calculate the NAV per share of each share class of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Fund’s NAV.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by 5:00 p.m. Eastern Time and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received.

If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

HOW TO SELL SHARES

How Can I Sell Class R6 Shares Of The Fund?

Generally, Class R6 Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day the Fund is open, the Fund will generally redeem its Class R6 Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Class R6 Shares Of The Fund?” above.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). The Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

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SHAREHOLDER GUIDE

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
⬛	The telephone redemption option does not apply to Class R6 Shares held in an account maintained and serviced by your Intermediary. If your Class R6 Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Financial Square Government
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request. Redemption requests or payments may be postponed or suspended for longer than one day only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) the Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

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What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if the Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus.
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

The Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Fund may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

While the Board has no current intention to subject the Fund to liquidity fees or redemption gates, the Board reserves the ability to subject the Fund to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Class R6 Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of the Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Fund does not impose any charge for exchanges, although the Fund may impose a charge in the future.
⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into the Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

20

SHAREHOLDER GUIDE

⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into the Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types Of Reports Will I Be Sent Regarding My Investments In Class R6 Shares?

Intermediaries are responsible for providing any communication from the Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Fund reserves the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Fund will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Fund’s investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because the Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares of the Fund, because the amount realized will be the same as their tax basis in the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by the Fund. However, depending upon its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment from U.S. source interest income or short-term capital gain.

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TAXATION

The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

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Appendix A

Additional Information on the Fund

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including its associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs. The Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  The Fund may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

The Fund may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

The Fund invests in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Repurchase Agreements.  The Fund may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, the Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, the Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to the Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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APPENDIX A

The Fund currently enters into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect the Fund’s investment strategy, operations and/or return potential. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Floating and Variable Rate Obligations.  The Fund may purchase various floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the Investment Company Act, the Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. The Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

Other Investment Companies.  The Fund may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, the floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When

25

purchasing a security on a when-issued basis or entering into a forward commitment, the Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  The Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of the Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  The Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, the Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

26

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s most recent annual report (available upon request).

27

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

28

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

29

Money Market Funds Prospectus (Class R6 Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Fund may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSGOVPROR6-17

The Fund’s investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

Prospectus

Class A Shares and Class C Shares

December 29, 2017

GOLDMAN SACHS MONEY MARKET FUNDS

Financial Square FundsSM

⬛	Government Fund
∎	Class A: FSOXX
∎	Class C: FSGXX

Investor FundsSM

⬛	Money Market Fund
∎	Class A: FMEXX
∎	Class C: FMGXX

⬛	Tax-Exempt Money Market Fund
∎	Class A: FKIXX
∎	Class C: FCYXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Financial Square Government Fund—Summary

Investment Objective

The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class C Shares” beginning on page 36 and in “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” on page 60 of the Prospectus.

	Class A		Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None
Maximum Deferred Sales Charge (Load)[1]	None		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fees	None		None
Exchange Fees	None		None

	Class A		Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%		0.21%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%
Other Expenses	0.02%		0.27%
Service Fees	Non	e	0.25%
All Other Expenses	0.02%		0.02%
Total Annual Fund Operating Expenses	0.48%		1.23%
Fee Waiver[2]	(0.05)%		(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.43%		1.18%

[1]	Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.
[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$149	$264	$599
Class C Shares
– Assuming complete redemption at end of period	$220	$385	$671	$1,484
– Assuming no redemption at end of period	$120	$385	$671	$1,484

Principal Strategy

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such

1

securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

2

⬛	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-526-7384.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL SHARES)*

The total return for Institutional Shares* for the 9-month period ended September 30, 2017 was 0.52%. Best Quarter Q3 ‘07 +1.29% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Institutional Shares* (Inception 4/6/93)	0.29%	0.07%	0.83%	2.71%

*	Because Class A Shares and Class C Shares have not had returns for a full calendar year as of the date of the Prospectus, the figures shown above provide performance for Institutional Shares of the Fund (which are not offered in the Prospectus). Because each share class of the Fund represents interests in the same portfolio of securities, Class A Shares and Class C Shares would have similar returns to Institutional Shares; however, Class A Shares and Class C Shares would have higher expenses than Institutional Shares, which would mean Class A Shares and Class C Shares would have lower performance than Institutional Shares.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 11 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 11 of the Prospectus.

3

Investor Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class C Shares” beginning on page 36 and in “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” on page 60 of the Prospectus.

	Class A		Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None
Maximum Deferred Sales Charge (Load)[1]	None		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fees	None		None
Exchange Fees	None		None

	Class A		Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%		0.21%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%
Other Expenses	0.22%		0.47%
ServiceFees	Non	e	0.25%
All Other Expenses[2]	0.22%		0.22%
Total Annual Fund Operating Expenses	0.68%		1.43%
Fee Waiver and Expense Limitation[3]	(0.25)%		(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.43%		1.18%

[1]	Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.
[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$192	$354	$823
Class C Shares
– Assuming complete redemption at end of period	$220	$428	$758	$1,692
– Assuming no redemption at end of period	$120	$428	$758	$1,692

4

Principal Strategy

The Fund pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

∎	Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
∎	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
∎	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
∎	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
∎	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
∎

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an

5

unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

∎	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
∎	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
∎	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
∎	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-526-7384.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 11 of the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 11 of the Prospectus.

6

Investor Tax-Exempt Money Market Fund—Summary

Investment Objective

The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class C Shares” beginning on page 36 and in “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” on page 60 of the Prospectus.

	Class A		Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None
Maximum Deferred Sales Charge (Load)[1]	None		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fees	None		None
Exchange Fees	None		None

	Class A		Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%		0.21%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%
Other Expenses	0.08%		0.33%
ServiceFees	Non	e	0.25%
All Other Expenses	0.08%		0.08%
Total Annual Fund Operating Expenses	0.54%		1.29%
Fee Waiver and Expense Limitation[2]	(0.11)%		(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.43%		1.18%

[1]	Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.
[2]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$162	$291	$667
Class C Shares
– Assuming complete redemption at end of period	$220	$398	$697	$1,547
– Assuming no redemption at end of period	$120	$398	$697	$1,547

7

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.

Principal Risks of the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

⬛	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
⬛	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
⬛	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate

8

environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

⬛	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
⬛	Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
⬛	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I Shares from year to year; and (b) the average annual total returns of the Fund’s Class I Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-526-7384.

TOTAL RETURN	CALENDAR YEAR (CLASS I SHARES)*

The total return for Class I Shares* for the 9-month period ended September 30, 2017 was 0.47%. Best Quarter Q2 ‘07 +0.91% Worst Quarter Q1 ‘15 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Class I Shares* (Inception 7/19/94)	0.32%	0.08%	0.64%	1.80%

*	Because Class A Shares and Class C Shares have not had returns for a full calendar year as of the date of the Prospectus, the figures shown above provide performance for Class I Shares of the Fund (which are not offered in the Prospectus). Because each share class of the Fund represents interests in the same portfolio of securities, Class A Shares and Class C Shares would have similar returns to Class I Shares; however, Class A Shares and Class C Shares would have higher expenses than Class I Shares, which would mean Class A Shares and Class C Shares would have lower performance than Class I Shares.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investments in the Fund are limited to accounts beneficially owned by natural persons. For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 11 of the Prospectus.

9

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 11 of the Prospectus.

10

Additional Summary Information

Buying and Selling Fund Shares

Generally, Class A Shares and Class C Shares may be purchased only through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). The minimum initial investment for Class A Shares or Class C Shares is generally $1,000, except that no minimum initial investment is imposed on investors that are offered Class A Shares or Class C Shares as an option through an employer sponsored benefit plan. Class A Shares and Class C Shares generally have no minimum subsequent investment amount, except for certain retirement accounts, automatic investment plan accounts and Uniform Gift/Transfer to Minors Accounts, for which the minimum is $50.

Class C Shares of the Funds may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund.

You may purchase and redeem (sell) shares of a Fund on any business day through an Intermediary.

Investments in the Investor FundsSM are limited to accounts beneficially owned by natural persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

11

Investment Management Approach

INVESTMENT OBJECTIVES

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objective of the Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

Financial Square Funds—Government Money Market Fund

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. Government money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of the following Fund as a government money market fund under Rule 2a-7 (the “Government Fund”):

⬛Government Fund

The Government Fund pursues its investment objective by investing only in U.S. Government Securities, and repurchase agreements collateralized by such securities. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

Investor Funds—Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. However, a retail money market fund’s board of trustees is permitted to impose a liquidity fee (of up to 2%) on redemptions from the fund or a redemption gate that temporarily suspends redemptions from the fund for up to 10 business days during a 90 day period, as described under “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Retail Fund Redemptions?” below.

The Board has approved, upon the recommendation of GSAM, the designation of each of the following funds as a retail money market fund under Rule 2a-7 (collectively, the “Retail Funds”):

⬛	Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

⬛	Tax-Exempt Money Market Fund

The Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in

12

INVESTMENT MANAGEMENT APPROACH

short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes. The Fund’s policy to invest at least 80% of its Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, is a fundamental investment restriction.

All Funds

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Funds. GSAM is referred to in the Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

⬛	Manage credit risk
⬛	Manage interest rate risk
⬛	Manage liquidity

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

⬛	Intensive research—The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
⬛	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for a Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

⬛	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
⬛	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
⬛	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

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3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

⬛	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
⬛	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
⬛	Bid-ask spreads associated with securities in the portfolios.

References in the Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

⬛	The Funds: Each Fund will use the amortized cost method of valuation, as permitted by Rule 2a-7 under the Investment Company Act, to seek to maintain a stable NAV of $1.00 per share. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. Permissible investments must also meet certain risk-limiting conditions relating to portfolio maturity, diversification, and liquidity. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”). In order to maintain a rating from a rating organization, each Fund may be subject to additional investment restrictions.
⬛	Taxable Funds: Investor Money Market and Financial Square Government Funds.
⬛	Tax-Exempt Fund: Investor Tax-Exempt Money Market Fund.
⬛	The Investors: The Funds are generally designed for investors seeking a higher rate of return and convenient liquidation privileges. In addition, the Funds are designed for investors seeking a stable NAV per share. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers, except that investments in the Retail Funds are limited to accounts beneficially owned by natural persons. For more information on the investor eligibility requirements for the Retail Funds, please see “Shareholder Guide—How to Buy Shares—Who May Purchase Class A Shares and Class C Shares of the Retail Funds?” below.

Shares of the Financial Square Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations, and NCUA Letter Number 155. The Financial Square Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that shares of the Financial Square Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Financial Square Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Financial Square Government Fund is a permissible investment under the laws applicable to it.

⬛	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The Investor Money Market Fund’s investment objective may be changed without shareholder approval upon sixty days’ notice. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board without shareholder approval.
⬛	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
⬛	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
⬛	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
⬛	Portfolio Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with Rule 2a-7, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer and certain affiliates of that issuer. However, each Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies that are money market funds. Securities subject to demand features and guarantees are subject to additional diversification requirements as described in the SAI.
⬛

Portfolio Liquidity:  The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Investor Tax-Exempt Money Market Fund) must hold at least

14

INVESTMENT MANAGEMENT APPROACH

10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets.” The Investor Tax-Exempt Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; or (d) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. In addition, a Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.
⬛	Liquidity Fees and Redemption Gates (Retail Funds Only): Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or a redemption gate that temporarily suspends redemptions (for up to 10 business days during a 90 day period) from a Retail Fund, in the event that the Retail Fund’s weekly liquid assets fall below certain designated thresholds. The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of a Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Funds’ website (http://www.gsamfunds.com). In addition, the Retail Funds will make such announcements through a supplement to the Prospectus and may also make such announcements through a press release or by other means. For more information on liquidity fees and redemption gates, please see “Shareholder Guide—How To Sell Shares—What Are The Potential Restrictions On Retail Fund Redemptions?” below.

INVESTMENT PRACTICES AND SECURITIES

Although each Fund’s principal investment strategies are described in the Summary—Principal Strategy sections of the Prospectus, the following table identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.gsamfunds.com) the following:

⬛	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7, including the Fund’s WAM and WAL) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
⬛	A schedule of its portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
⬛	A link to an SEC website where you may obtain the Fund’s most recent 12 months of publicly available portfolio holdings information, as filed with the SEC on Form N-MFP no later than five business days after the end of each month.
⬛	A graph depicting the Fund’s daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day.
⬛	A graph depicting the Fund’s current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. A Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day. The mark-to-market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only with respect to the Funds, which seek to maintain a stable NAV of $1.00 per share based on the amortized cost method of valuation.

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⬛	In the event that a Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

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Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Financial Square Government	⬛	⬛

Investor Money Market	⬛	⬛	⬛ Over 25% of total assets may be invested in U.S. and foreign (US$) banks	⬛ U.S. and foreign (US$) commercial paper

Investor Tax-Exempt Money Market				⬛ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 22 for all footnotes.

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INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

⬛

⬛ U.S. and foreign (US$) entities	⬛	⬛	⬛[2]

⬛

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Investment Policies Matrix (continued)

Fund	Municipals	Custodial Receipts	Investment Companies

Financial Square Government			⬛ Up to 10% of total assets in other investment companies[5]

Investor Money Market	⬛[3]	⬛	⬛ Up to 10% of total assets in other investment companies[5]

Investor Tax-Exempt Money Market	⬛ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[4]	⬛	⬛ Up to 10% of total assets in other investment companies[5]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 22 for all footnotes.

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INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality	Summary of Taxation for Distributions[9]	Miscellaneous

	First Tier[8]	Taxable federal and state[10]	Reverse repurchase agreements not permitted.

⬛	First Tier[8]	Taxable federal and state[10]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

⬛ Does not intend to invest if subject to AMT[6,7]	First Tier[8]	Tax-exempt federal and taxable state[11]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

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[1]	Issued or guaranteed by the U.S. Treasury.
[2]	The Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[3]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[4]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.
[5]	This percentage limitation does not apply to a Fund’s investments in investment companies that are money market funds (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[6]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[7]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[8]	First Tier Securities are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[9]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[10]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[11]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

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Risks of the Funds

You could lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of each Fund are discussed in the Summary sections of the Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. A Fund should not be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Financial Square Funds	Investor Funds

	Government Fund	Retail Funds

	Government Fund	Money Market Fund	Tax-Exempt Money Market Fund

Banking Industry		✓

Credit/Default	✓	✓	✓

Floating and Variable Rate Obligations	•	•	•

Foreign		✓

Geographic and Sector			✓

Interest Rate	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓

Liquidity	✓	✓	✓

Management	•	•	•

Market	✓	✓	✓

Municipal		✓	✓

Stable NAV	✓	✓	✓

Tax			✓

U.S. Government Securities	✓	✓

⬛	Banking Industry Risk—An adverse development in the banking industry (domestic or foreign) may affect the value of the Investor Money Market Fund’s investments more than if the Fund was not invested to such a degree in the banking industry. The Investor Money Market Fund may invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
⬛	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Investor Tax-Exempt Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

⬛

Floating and Variable Rate Obligations Risk—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to

23

changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Funds may not benefit from increasing interest rates for a significant amount of time.

⬛	Foreign Risk—The Investor Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Investor Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government. For more information about these risks, see Appendix A.
⬛	Geographic and Sector Risk—If a Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
⬛	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price or minimize the volatility of the Fund’s NAV per share, as applicable. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
⬛	Large Shareholder Transactions Risk—A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
⬛	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

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RISKS OF THE FUNDS

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than a Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

⬛	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
⬛	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or countries, as applicable), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or countries, as applicable).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛	Municipal Securities Risk—Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. Certain of the municipalities in which a Fund may invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

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In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

⬛	Stable NAV Risk—The Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including a Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. A Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
⬛	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Investor Tax-Exempt Money Market Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends. These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.
⬛	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Financial Square Funds	Investor Funds
Goldman Sachs Asset Management, L.P. (“GSAM”)	Government	Money Market
200 West Street		Tax-Exempt Money Market
New York, New York 10282

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.25 trillion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds (to the extent not performed by others pursuant to agreements with the Funds):

⬛	Supervises all non-advisory operations of the Funds
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
⬛	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
⬛	Maintains the records of each Fund
⬛	Provides office space and all necessary office equipment and services

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

27

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*
Government	0.205%	0.16%
Investor Funds
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund	0.205%	0.16%

*	The Actual Rate may not correlate to the Contractual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.045% of the Financial Square Government Fund’s, Investor Money Market Fund’s and Investor Tax-Exempt Money Market Fund’s average daily net assets. These waivers will remain in effect through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, service fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

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SERVICE PROVIDERS

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same Fund
⬛	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Financial Square Funds	Dividend Declaration Time (Eastern Time)
Government	5:00 p.m.
Investor Funds
Money Market	5:00 p.m.
Tax-Exempt Money Market	2:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily declared dividends. Net short-term capital gains may at times represent a significant component of the Funds’ daily declared dividends (e.g., during periods of extremely low interest rates). Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available realized capital losses.

In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof). In addition, a Fund may reduce or withhold any income and/or realized gains generated from its investments to the extent necessary to maintain a stable $1.00 share price.

The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

30

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ Class A Shares and Class C Shares. Certain features of Class A Shares and Class C Shares depend on a Fund’s classification as either a “government” or “retail” fund, as shown below:

Financial Square Funds	Investor Funds
Government Fund	Retail Funds

⬛ Government Money Market Fund	⬛ Money Market Fund
⬛ Tax-Exempt Money Market Fund

HOW TO BUY SHARES

How Can I Purchase Class A and Class C Shares Of The Funds?

Generally, Class A Shares and Class C Shares may be purchased only through certain intermediaries, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Funds for their customers (“Authorized Institutions”). You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Funds (i.e., an Authorized Institution). Generally, shareholders may not buy Class A Shares and Class C Shares directly from a Fund. Class C Shares of the Funds may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund.

Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Fund will be deemed to have received an order for purchase, redemption or exchange of Fund shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Fund’s current NAV per share next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). Orders that are transmitted by mail or fax will be priced at a Fund’s current NAV per share determined on the day on which the order is received and accepted in proper form by the Transfer Agent. Generally, these orders will be priced at the last NAV per share determined on that day. For shareholders that place trades directly with a Fund’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Funds may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

To place an order for Fund shares, Intermediaries should either:

⬛	Place an order through certain electronic trading platforms, if available (e.g., National Securities Clearing Corporation (NSCC));
⬛	Place an order with Goldman Sachs at 1-800-526-7384 and wire federal funds; or
⬛	Send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 219711, Kansas City, MO 64121-9711. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks. It is expected that checks will be converted to federal funds within two business days of receipt.

It is strongly recommended that payment for all Class A and Class C Shares be effected by wiring federal funds.

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Who May Purchase Class A Shares and Class C Shares Of The Retail Funds?

Investments in the Retail Funds are limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

⬛	Participant-directed defined contribution plans;
⬛	Individual retirement accounts;
⬛	Simplified employee pension arrangements;
⬛	Simple retirement accounts;
⬛	Custodial accounts;
⬛	Deferred compensation plans for government or tax-exempt organization employees;
⬛	Archer medical savings accounts;
⬛	College savings plans;
⬛	Health savings account plans;
⬛	Ordinary trusts and estates of natural persons; or
⬛	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Transfer Agent or your Intermediary an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Retail Funds. Accounts that are not eligible to invest in the Retail Funds will be involuntarily redeemed from the Funds.

Intermediaries are required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide the Fund with satisfactory evidence that such policies, procedures and internal controls are in place. In addition, Intermediaries are required to involuntarily redeem their customers that do not satisfy the eligibility requirements, as set forth above.

What Should I Know When I Purchase Class A Shares and Class C Shares Through An Intermediary?

If shares of a Fund are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Intermediaries may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Class A Shares or Class C Shares. These payments may be in addition to other payments borne by the Funds.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and shareholder administration fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to an Intermediary’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Fund and other Goldman Sachs Funds; and/or other specified

32

SHAREHOLDER GUIDE

services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Fund and other Goldman Sachs Funds. These payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Class A Shares and Class C Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Class A Shares and Class C Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Class A Shares and Class C Shares. Information regarding these other share classes may be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Is My Minimum Investment In The Funds?

	Initial	Additional*
Regular Accounts	$1,000	$50
Other Share Exchanges	$1,000 or full account share balance, whichever is less	No minimum
Employee Sponsored Benefit Plans	No minimum	No minimum
Uniform Gift/Transfer to Minors Accounts (UGMA/UTMA)	$250	$50
Individual Retirement Accounts and Coverdell ESAs	$250	$50
Automatic Investment Plan Accounts	$250	$50

*	No minimum additional investment requirements are imposed with respect to investors trading through Intermediaries who aggregate shares in omnibus or similar accounts (e.g., employee benefit accounts, wrap program accounts or traditional brokerage house accounts). A maximum limitation purchase of $1,000,000 in the aggregate normally applies to purchases of Class C Shares across all Goldman Sachs Funds.

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, for the following groups of investors: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates, if applicable.

The minimum investment requirement does not apply to certain section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Intermediary may, however, impose a different minimum amount for initial and additional investments in Class A Shares and Class C Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Class A Shares and Class C Shares held by non-complying accounts, and may impose a charge for any special services.

33

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs and/or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛	Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).
⬛	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. With respect to the Retail Funds, this includes when the Trust or Intermediary cannot reasonably verify that the purchaser is a natural person or acting on behalf of an account beneficially owned by a natural person.
⬛	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which Class A Shares and Class C Shares are offered.

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Fund may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Fund’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or are unable to obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Fund’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges. The Funds generally calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

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SHAREHOLDER GUIDE

The Funds seek to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a stable NAV per share of $1.00.

The NAV per share of each share class of the Funds is generally calculated by the Funds’ accounting agent at the following times on each business day:

Fund	Daily NAV Calculation Time(s)
⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Investor Money Market	5:00 p.m. Eastern Time

⬛	Shares may also be priced periodically throughout the day by the Funds’ accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, including days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
⬛	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s first scheduled NAV calculation on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of the Prospectus.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining a Fund’s NAV.

When Do Shares Begin Earning Dividends?

If a purchase order is received by the Transfer Agent (or, if applicable, the Authorized Institution) on a business day by the deadline specified below and payment in federal funds is wired to and received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Fund	Deadline for Same Business Day Dividend Accrual
⬛ Investor Tax-Exempt Money Market	2:00 p.m. Eastern Time
⬛ Financial Square Government ⬛ Investor Money Market	5:00 p.m. Eastern Time

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If payment is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of the Transfer Agent’s receipt of the check.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS C SHARES

What Is The Offering Price Of Class C Shares?

You may purchase Class C Shares of a Fund at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of 1.00% will normally be deducted from the redemption proceeds. In connection with purchases by Employee Benefit Plans, where Class C Shares are redeemed within 12 months of purchase, a CDSC of 1.00% may be imposed upon the plan sponsor or third party administrator. Class C Shares acquired in exchange for shares subject to a CDSC will be subject to the CDSC, if any, of the shares originally held. No CDSC is imposed in connection with an exchange of Class C Shares at the time of such exchange. When Class C Shares are exchanged for Class C Shares of another fund, the period of time that such shares will be subject to a CDSC (if any) will be measured as of the date of the original purchase. With respect to such shares held by employer sponsored benefit plans, the CDSC may be imposed on the plan sponsor or third party administrator.

Different Intermediaries may impose different sales charges. You may be eligible for different or additional sales charge exemptions based on your Intermediary. These variations are described in “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts”.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of Class C Shares, including the payment of compensation to Intermediaries. A commission equal to 1.00% of the amount invested is normally paid by the Distributor to Intermediaries.

What Else Do I Need To Know About The CDSC On Class C Shares?

⬛	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
⬛	When counting the number of months since a purchase of Class C Shares was made, all purchases made during a month will be combined and considered to have been made on the first day of that month.
⬛	To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class C Shares Be Waived Or Reduced?

The CDSC on Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

⬛	Mandatory retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans;
⬛	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan;
⬛	The separation from service by a participant or beneficiary in an Employee Benefit Plan;
⬛	Excess contributions distributed from an Employee Benefit Plan;
⬛	Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to an IRA in the same share class of a Goldman Sachs Fund;
⬛	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a shareholder, participant or beneficiary in an Employee Benefit Plan;
⬛	Satisfying the minimum distribution requirements of the Code;
⬛	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
⬛	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion;
⬛	A systematic withdrawal plan (the Fund reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your Class C Shares);
⬛	Redemptions or exchanges of Fund shares held through an Employee Benefit Plan using the Fund as part of a qualified default investment alternative or “QDIA”; or
⬛	Other redemptions, at the discretion of the Trust’s officers, relating to shares purchased through Employee Benefit Plans.

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In addition to Class C Shares, the Funds also offer other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), may have different minimum investment requirements, and are entitled to different services. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of the Prospectus.

You may be eligible for different or additional exemptions based on your Intermediary; see “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts”.

HOW TO SELL SHARES

How Can I Sell Class A and Class C Shares Of The Funds?

Generally, Class A and Class C Shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Fund is open, the Fund will generally redeem its Class A and Class C Shares upon request at their NAV per share next-determined after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, subject to any applicable CDSC, as described under “How To Buy Shares—How Can I Purchase Class A and Class C Shares Of The Funds?” above. A redemption may also be made with respect to Class A Shares of certain Funds by means of the check writing privilege described under “Redemptions” in the SAI.

Redemptions may be requested via electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). A Fund may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent). You should contact your Intermediary to discuss redemptions and redemption proceeds.

Redemptions from a Retail Fund may be subject to a liquidity fee or redemption gate imposed by the Fund, as described under “How To Sell Shares—What Are The Potential Restrictions On Retail Fund Restrictions?” below.

When Do I Need A Medallion Signature To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	A request is made in writing to redeem shares in an amount over $50,000;
⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and Boston Financial Date Services, Inc. (“BFDS”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
⬛	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).

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⬛	The telephone redemption option does not apply to Class A Shares or Class C Shares held in an account maintained and serviced by your Intermediary. If your Class A Shares or Class C Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart below:

Fund Receives Redemption Request	Redemption Proceeds	Dividends
⬛ Investor Tax-Exempt Money Market
⬛ By 2:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted
⬛ Financial Square Government ⬛ Investor Money Market
⬛ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is accepted

	Checks sent next business day	Earned on day request is accepted

Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

⬛	Although redemption proceeds will normally be paid as described above, under certain circumstances (such as unusual market conditions or in cases of very large redemptions or excessive trading), redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Investor Tax-Exempt Money Market Fund). Redemption requests or payments may be postponed or suspended for longer than one day (or for longer than seven days with respect to the Investor Tax-Exempt Money Market Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and Rule 22e-3 thereunder, namely if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; (iii) the SEC, by order or regulation, permits the suspension of the right of redemption; or (iv) a Fund, as part of a liquidation of the Fund, has suspended redemption of shares.
⬛	If you are selling shares you recently paid for by check or purchased by Automated Clearing House (“ACH”), the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
⬛	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

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⬛	Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛	Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Intermediary.
⬛	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
⬛	Redeem your shares if a Fund determines that you do not meet its requirements concerning investor eligibility as set forth in the Prospectus (e.g., for Retail Funds, if the account is not beneficially owned by a natural person).
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Trust.
⬛	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.
⬛	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Reinvest Redemption Proceeds in the Same or Another Goldman Sachs Fund?

You may redeem Class A Shares or Class C Shares of the Fund and reinvest a portion or all of the redemption proceeds in the same share class of another Goldman Sachs Fund at NAV, except as provided below. To be eligible for this privilege, you must have held the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You should obtain and read the applicable prospectuses before investing in any other Goldman Sachs Funds. You may reinvest as follows:

⬛	If you redeem Class A Shares and then reinvest in Class A Shares as described above, your investment will be made into the relevant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the redeemed shares (i.e., the shares to be redeemed were originally issued in exchange or through the reinvestment privilege for shares on which a sales charge was paid), in which case the reinvestment will be made at NAV.
⬛	If you redeem Class C Shares, pay a CDSC upon redemption and then reinvest in Class C Shares as described above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. The holding period of the Class C Shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption.
⬛	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.

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⬛	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange Class A Shares and Class C Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund without the imposition of an initial sales charge or CDSC, if applicable, at the time of exchange, except as provided below.

Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
⬛	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
⬛	Exchanges of Class A Shares from a Fund will be made into the relevant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the exchange will be made at NAV. Class C Shares acquired in an exchange transaction for shares of a Goldman Sachs Fund will be subject to the CDSC, if any, of the shares originally held.
⬛	The exchanged shares of the new Goldman Sachs Fund may later be exchanged for shares of the same class of the original Fund held at the next determined NAV without the imposition of an initial sales charge or CDSC (but subject to any applicable redemption fee). However, if additional shares of the new Goldman Sachs Fund were purchased after the initial exchange, and that Fund’s shares do not impose a sales charge or CDSC, then the applicable sales charge or CDSC of the original Fund’s shares will be imposed on the exchange of those shares.
⬛	When you exchange shares subject to a CDSC, no CDSC will be charged at that time. However, for purposes of determining the amount of CDSC applicable to those shares acquired in the exchange, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC, and the amount and terms of the CDSC will be those applicable to the original shares acquired and will not be affected by a subsequent exchange.
⬛	Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, contact your Intermediary.
⬛	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛	Goldman Sachs and BFDS may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	A Medallion signature guarantee may be required.
⬛	Exchanges into a Goldman Sachs Fund or certain shares of a Goldman Sachs Fund that are closed to new or certain types of investors, in accordance with its investor eligibility requirements, may be restricted.
⬛	Exchanges into a Fund from another Goldman Sachs Fund may be subject to a liquidity or redemption fee imposed by the other Goldman Sachs Fund.
⬛	Exchanges from a Retail Fund into another Goldman Sachs Fund may be subject to a liquidity fee or redemption gate imposed by the Retail Fund, as described in “How To Sell Shares—What Are The Potential Restrictions On Retail Fund Redemptions?” below.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

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SHAREHOLDER GUIDE

What Are The Potential Restrictions On Retail Fund Redemptions?

Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from a Retail Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

⬛	30% weekly liquid assets—If the weekly liquid assets of a Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
⬛	10% weekly liquid assets—If the weekly liquid assets of a Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If a Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Retail Fund or your Intermediary. Unprocessed purchase orders that the Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, a Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of a Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Retail Fund (http://www.gsamfunds.com). In addition, the Retail Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

Liquidity fees and redemption gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once a Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by a Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the “Taxation” section of the Prospectus for further information.

Intermediaries are required to promptly take such actions reasonably requested by a Retail Fund, the Transfer Agent or the Investment Adviser to implement, modify or remove, or to assist the Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

While the Board has no current intention to subject the Government Fund to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

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SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments in Class A Shares or Class C Shares Made On A Regular Basis?

You may be able to make automatic investments in Class A Shares or Class C Shares through your bank via ACH transfer or bank draft each month. The minimum dollar amount for this service is $250 for the initial investment and $50 per month for additional investments. Forms for this option are available online at www.gsamfunds.com and from your Intermediary, or you may check the appropriate box on the account application.

Can My Distributions Be Invested In Other Goldman Sachs Funds?

You may elect to cross-reinvest distributions paid by a Fund in shares of the same class of another Goldman Sachs Fund as follows:

⬛	Shares will be purchased at NAV.
⬛	You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.
⬛	You cannot make cross-reinvestments into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
⬛	You should obtain and read the prospectus of the Goldman Sachs Fund into which dividends are invested.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?

You may elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of other Goldman Sachs Funds as follows:

⬛	Shares will be purchased at NAV if a sales charge had been imposed on the initial purchase.
⬛	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Goldman Sachs Fund into which the exchange is made depending upon the date and value of your original purchase.
⬛	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
⬛	Minimum dollar amount: $50 per month.
⬛	You cannot make automatic exchanges into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
⬛	You should obtain and read the prospectus of the Goldman Sachs Fund into which automatic exchanges are made.
⬛	An exchange is considered a redemption and a purchase and therefore may be a taxable transaction.

Can I Have Systematic Withdrawals Made On A Regular Basis?

You may redeem from your account systematically via check or ACH transfer in any amount of $50 or more.

⬛	Checks are normally mailed within two business days after your selected systematic withdrawal date of either the 15th or 25th of the month. ACH payments may take up to three business days to post to your account after your selected systematic withdrawal date between, and including the 3rd and 26th of the month.
⬛	Each systematic withdrawal is a redemption and therefore may be a taxable transaction.
⬛	The CDSC applicable to shares redeemed under the systematic withdrawal plan may be waived. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your shares.
⬛	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class C Shares because of the CDSCs that are imposed on certain redemptions of Class C Shares.

What Types Of Reports Will I Be Sent Regarding My Investments In Class A Shares or Class C Shares?

Intermediaries are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a quarterly account statement. If your account is held through your Intermediary, you may receive your statements and confirmations from your Intermediary on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

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DISTRIBUTION AND SERVICE FEES

What Are The Distribution And Service Fees Paid By The Fund’s Class A Shares and Class C Shares?

The Trust has adopted separate distribution and service plans (the “Plans”) under which Class A Shares and Class C Shares each bear distribution and service fees paid to Goldman Sachs, some of which Goldman Sachs may pay to Intermediaries. These Intermediaries seek distribution and/or servicing fee revenues to, among other things, offset the cost of servicing small and medium sized plan investors and providing information about the Fund. If the fees received by Goldman Sachs pursuant to a Plan exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally receives and pays the distribution and service fees on a quarterly basis. Under the respective Plans, Goldman Sachs is entitled to a monthly fee from the Fund for distribution services equal, on an annual basis, to 0.25% of each Fund’s average daily net assets attributed to Class A Shares and 0.75% of each Fund’s average daily net assets attributed to Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

⬛	Compensation paid to and expenses incurred by Intermediaries, Goldman Sachs and their respective officers, employees and sales representatives;
⬛	Commissions paid to Intermediaries;
⬛	Allocable overhead;
⬛	Telephone and travel expenses;
⬛	Interest and other costs associated with the financing of such compensation and expenses;
⬛	Printing of prospectuses for prospective shareholders;
⬛	Preparation and distribution of sales literature or advertising of any type; and
⬛	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A Shares or Class C Shares, as applicable.

Goldman Sachs normally begins paying the annual 0.25% distribution fee for the Class A Shares as an ongoing commission to Intermediaries immediately and the annual 0.75% distribution fee for the Class C Shares as an ongoing commission to Intermediaries once the Class C Shares have been held for one year. Goldman Sachs generally pays the distribution fee on a quarterly basis.

PERSONAL AND ACCOUNT MAINTENANCE SERVICES AND FEES FOR CLASS C SHARES

Under the Plan for Class C Shares, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of the Funds’ average daily net assets attributable to Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Intermediaries and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of a Fund. If the fees received by Goldman Sachs pursuant to the Plan exceeds its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Intermediaries after the shares have been held for one year.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. However, the Funds reserve the right to reduce or withhold income and/or gains. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Investor Tax-Exempt Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Fund’s investment income will consist generally of interest income rather than corporate dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Investor Tax-Exempt Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Investor Tax-Exempt Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Investor Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

SALES

Generally, your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. Because each Fund intends to maintain a stable NAV of $1.00 per share, shareholders will typically not recognize a gain or loss when they sell or exchange their shares in these Funds, because the amount realized will be the same as their tax basis in the shares.

If a liquidity fee is imposed in connection with the redemption of your shares of the Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

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TAXATION

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to estate tax with respect to their Fund shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Likewise, non-U.S. investors generally are not subject to U.S. federal income tax withholding on distributions paid in respect of certain U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  The Investor Money Market Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase and U.S. branches of such foreign banks (Yankee obligations), as well as foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

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APPENDIX A

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Investor Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, interest generated by repurchase agreements with foreign counterparties may, under certain circumstances, be considered U.S. source interest income. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Funds currently enter into repurchase agreements with a variety of eligible counterparties, including the Federal Reserve Bank of New York. Reduced participation in the repurchase agreement market by these counterparties, particularly the Federal Reserve Bank of New York, may affect a Fund’s investment strategies, operations and/or return potential. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Asset-Backed and Receivables-Backed Securities.  The Investor Money Market Fund may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, the

47

Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Fund to the extent it invests in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Investor Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, their portfolios may be harder to value, especially in changing markets.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal obligations are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal obligations (such as general obligation bonds, private activity bonds and moral obligation bonds).

Certain of the Funds may invest in municipal obligations issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal obligations may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in

48

APPENDIX A

fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of a Fund that holds such securities.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (i) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (ii) municipal obligations whose issuers are in the same state; or (iii) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

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Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  The Funds may invest in securities of other investment companies that are money market funds, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies that are money market funds beyond the statutory limits described above. Some of those money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company that is a money market fund that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to certain conditions under Rule 2a-7 under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals

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APPENDIX A

not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects a Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and a Fund may not benefit from increasing interest rates for a significant amount of time.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

⬛	Both domestic and foreign securities that are not readily marketable
⬛	Certain municipal leases and participation interests
⬛	Certain stripped mortgage-backed securities
⬛	Repurchase agreements and time deposits with a notice or demand period of more than seven days
⬛	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

51

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has been in operation for less than five years). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

53

FINANCIAL SQUARE GOVERNMENT FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Institutional Shares	$1.00	$0.006		$—	(d)	$0.006		$(0.006)		$—	(d)	$(0.006)
2017 - Select Shares	1.00	0.005		—	(d)	0.005		(0.005)		—	(d)	(0.005)
2017 - Preferred Shares	1.00	0.004		0.001		0.005		(0.005)		—	(d)	(0.005)
2017 - Capital Shares	1.00	0.004		—	(d)	0.004		(0.004)		—	(d)	(0.004)
2017 - Administration Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Premier Shares	1.00	0.003		(0.001)		0.002		(0.002)		—	(d)	(0.002)
2017 - Service Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Class A Shares	1.00	0.003		—	(d)	0.003		(0.003)		—	(d)	(0.003)
2017 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Resource Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2017 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2017 - Class R6 Shares	1.00	0.006		—	(d)	0.006		(0.006)		—	(d)	(0.006)
2016 - Institutional Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Select Shares	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on February 29, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class R6 Shares (Commenced operations on December 29, 2015)	1.00	0.002		—	(d)	0.002		(0.002)		—	(d)	(0.002)
2015 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Institutional Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

54

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.55%	$79,411,937	0.18%		0.23%		0.55%
1.00	0.52	2,921,971	0.21		0.26		0.52
1.00	0.45	553,781	0.28		0.33		0.43
1.00	0.40	893,496	0.33		0.38		0.37
1.00	0.30	4,138,362	0.43		0.48		0.32
1.00	0.22	101,311	0.52		0.58		0.28
1.00	0.12	337,219	0.60		0.73		0.11
1.00	0.30	55,506	0.43		0.48		0.34
1.00	0.01	5,937	0.70		1.23		0.01
1.00	0.05	74,864	0.69		0.88		0.06
1.00	0.02	3,779	0.62		1.03		0.01
1.00	0.55	12,773	0.18		0.23		0.56
1.00	0.20	63,804,041	0.18		0.23		0.21
1.00	0.17	2,471,275	0.21		0.26		0.21
1.00	0.12	536,818	0.27		0.33		0.13
1.00	0.08	1,390,271	0.30		0.38		0.07
1.00	0.02	2,673,689	0.36		0.48		0.01
1.00	0.02	1	0.20		0.58		0.40
1.00	0.01	368,299	0.36		0.73		(0.01)
1.00	0.01	1,563	0.43	(e)	0.48	(e)	0.02	(e)
1.00	0.01	413	0.44	(e)	1.23	(e)	0.01	(e)
1.00	0.01	17,634	0.43		0.88		(0.01)
1.00	0.02	14	0.35		1.03		0.06
1.00	0.18	4,705	0.18	(e)	0.23	(e)	0.26	(e)
1.00	0.01	29,753,210	0.14		0.23		0.01
1.00	0.01	203,098	0.14		0.26		0.01
1.00	0.01	249,542	0.14		0.33		0.01
1.00	0.01	1,174,099	0.14		0.38		0.01
1.00	0.01	1,920,203	0.14		0.48		0.01
1.00	0.01	1	0.14		0.58		0.40
1.00	0.01	468,041	0.14		0.73		0.01
1.00	0.01	1	0.14		0.88		0.40
1.00	0.01	4	0.14		1.03		0.22
1.00	0.01	22,069,515	0.12		0.23		—	(f)
1.00	0.01	101,446	0.12		0.26		—	(f)
1.00	0.01	266,881	0.12		0.33		—	(f)
1.00	0.01	1,113,078	0.12		0.38		—	(f)
1.00	0.01	1,939,309	0.12		0.48		—	(f)
1.00	0.01	1	0.12		0.58		—	(f)
1.00	0.01	376,094	0.12		0.73		—	(f)
1.00	0.01	1	0.12		0.88		0.40
1.00	0.01	1	0.12		1.03		0.40
1.00	0.03	21,751,069	0.18		0.23		0.03
1.00	0.01	145,992	0.20		0.26		0.02
1.00	0.01	305,546	0.21		0.33		—	(f)
1.00	0.01	411,426	0.20		0.38		—	(f)
1.00	0.01	1,983,578	0.20		0.48		—	(f)
1.00	0.01	5,416	0.20		0.58		—	(f)
1.00	0.01	260,856	0.20		0.73		—	(f)
1.00	0.01	1	0.18		0.88		0.40
1.00	0.01	1	0.18		1.03		0.40

55

INVESTOR MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income	From net realized gains		Total distributions(b)
FOR THE FISCAL YEAR ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.009		$—	(d)	$0.009		$(0.009)	$—	(d)	$(0.009)
2017 - Administration Shares	1.00	0.007		(0.001)		0.006		(0.006)	—	(d)	(0.006)
2017 - Service Shares	1.00	0.004		—	(d)	0.004		(0.004)	—	(d)	(0.004)
2017 - Resource Shares	1.00	0.002		0.001		0.003		(0.003)	—	(d)	(0.003)
2017 - Cash Management Shares	1.00	0.002		(0.001)		0.001		(0.001)	—	(d)	(0.001)
2017 - Class A Shares	1.00	0.008		(0.002)		0.006		(0.006)	—	(d)	(0.006)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		(0.001)	—	(d)	(0.001)

FOR THE PERIOD ENDED AUGUST 31,*
2016 - Class I Shares	1.00	0.002		—	(d)	0.002		(0.002)	—	(d)	(0.002)
2016 - Administration Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Service Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Resource Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Cash Management Shares (Commenced operations on May 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
2016 - Class A Shares	1.00	0.001		—	(d)	0.001		(0.001)	—	(d)	(0.001)
2016 - Class C Shares	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

56

APPENDIX B

Net asset value, end of period	Total return(c)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.87%	$216,443	0.18%		0.51%		0.90%
1.00	0.62	100,351	0.43		0.76		0.72
1.00	0.39	50	0.68		1.01		0.36
1.00	0.26	50	0.82		1.16		0.22
1.00	0.15	91	0.95		1.31		0.18
1.00	0.62	563	0.43		0.76		0.81
1.00	0.06	64	1.02		1.51		0.04

1.00	0.24	10,679	0.18	(e)	4.88	(e)	0.41	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.61	(e)	5.38	(e)	0.02	(e)
1.00	0.05	50	0.62	(e)	5.53	(e)	0.01	(e)
1.00	0.05	50	0.62	(e)	5.68	(e)	0.01	(e)
1.00	0.09	50	0.43	(e)	5.13	(e)	0.16	(e)
1.00	0.05	50	0.58	(e)	5.88	(e)	0.01	(e)

57

INVESTOR TAX-EXEMPT MONEY MARKET FUND

		From investment operations						Distributions to shareholders
Year - Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized gain (loss)		Total from investment operations		From net investment income		From net realized gains		Total distributions(b)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2017 - Class I Shares	$1.00	$0.006		$0.001		$0.007		$(0.006)		$(0.001)		$(0.007)
2017 - Select Shares	1.00	0.006		—	(d)	0.006		(0.005)		(0.001)		(0.006)
2017 - Preferred Shares	1.00	0.005		0.001		0.006		(0.005)		(0.001)		(0.006)
2017 - Capital Shares	1.00	0.003		0.002		0.005		(0.004)		(0.001)		(0.005)
2017 - Administration Shares	1.00	0.003		0.001		0.004		(0.003)		(0.001)		(0.004)
2017 - Premier Shares	1.00	0.004		(0.001)		0.003		(0.002)		(0.001)		(0.003)
2017 - Service Shares	1.00	—	(d)	0.002		0.002		(0.001)		(0.001)		(0.002)
2017 - Resource Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Cash Management Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2017 - Class A Shares	1.00	0.004		—	(d)	0.004		(0.003)		(0.001)		(0.004)
2017 - Class C Shares	1.00	—	(d)	0.001		0.001		—	(d)	(0.001)		(0.001)
2016 - Class I Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Select Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Preferred Shares	1.00	0.001		—	(d)	0.001		(0.001)		—	(d)	(0.001)
2016 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class A Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2016 - Class C Shares (Commenced operations on March 31, 2016)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2015 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2014 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Class I Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Select Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Preferred Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Capital Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Administration Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Premier Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Service Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Resource Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
2013 - Cash Management Shares	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than $0.0005 per share.
(e)	Annualized.

58

APPENDIX B

Net asset value, end of year	Total return(c)	Net assets end of year (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets

$1.00	0.63%	$924,326	0.18%		0.29%		0.57%
1.00	0.60	5,401	0.21		0.32		0.62
1.00	0.53	37	0.28		0.39		0.48
1.00	0.48	1	0.33		0.44		0.30
1.00	0.38	3,575	0.43		0.54		0.30
1.00	0.29	1	0.47		0.64		0.43
1.00	0.15	841	0.63		0.79		0.04
1.00	0.08	3,731	0.73		0.94		0.02
1.00	0.09	54	0.77		1.09		0.01
1.00	0.38	643	0.43		0.54		0.35
1.00	0.07	9	0.72		1.29		0.04
1.00	0.11	1,387,634	0.11		0.24		0.07
1.00	0.09	—	0.11		0.27		0.01
1.00	0.06	46	0.13		0.34		0.03
1.00	0.04	886	0.19		0.39		0.04
1.00	0.01	13,041	0.18		0.49		0.01
1.00	0.01	1	0.12		0.59		0.37
1.00	0.01	58,173	0.21		0.74		0.01
1.00	0.01	6,469	0.20		0.89		0.01
1.00	0.01	1	0.12		1.04		0.37
1.00	0.01	10	0.30	(e)	0.49	(e)	0.04	(e)
1.00	0.01	10	0.31	(e)	1.24	(e)	0.04	(e)
1.00	0.01	4,955,885	0.08		0.23		0.01
1.00	0.01	193,506	0.08		0.26		0.01
1.00	0.01	6,914	0.08		0.33		0.01
1.00	0.01	22,788	0.08		0.38		0.01
1.00	0.01	107,676	0.08		0.48		0.01
1.00	0.01	1	0.08		0.58		0.01
1.00	0.01	72,003	0.08		0.73		0.01
1.00	0.01	8,268	0.08		0.88		0.01
1.00	0.01	1	0.08		1.03		0.40
1.00	0.01	5,225,304	0.10		0.23		0.01
1.00	0.01	267,104	0.10		0.26		0.01
1.00	0.01	15,635	0.10		0.33		0.01
1.00	0.01	5,728	0.10		0.38		0.01
1.00	0.01	155,732	0.10		0.48		0.01
1.00	0.01	1,858	0.10		0.58		0.01
1.00	0.01	66,226	0.10		0.73		0.01
1.00	0.01	12,979	0.10		0.88		0.01
1.00	0.01	1	0.10		1.03		0.40
1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40

59

Appendix C

Additional Information About Sales Charge Variations, Waivers and Discounts

The availability of certain sales charge variations, waivers and discounts will depend on whether you purchase your shares directly from a Fund or through an Intermediary. Intermediaries may impose different sales charges and have unique policies and procedures regarding the availability of sales charge waivers and/or discounts (including based on account type), which differ from those described in the Prospectus and are disclosed below. All sales charges and sales charge variations, waivers and discounts available to investors, other than those set forth below, are described in the Prospectus. To the extent an Intermediary notifies the Investment Adviser or Distributor of its intention to impose sales charges or have sales charge waivers and/or discounts that differ from those described in the Prospectus, such information provided by that Intermediary will be disclosed in this Appendix.

In all instances, it is your responsibility to notify your Intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. Please contact your Intermediary with questions regarding your eligibility for applicable sales charge variations, waivers and discounts or for additional information regarding your Intermediary’s policies for implementing particular sales charge variations, waivers and discounts. For waivers and discounts not available through a particular Intermediary, shareholders will have to purchase shares directly from a Fund or through another Intermediary to receive these waivers or discounts.

The information provided below for a particular Intermediary is reproduced based on information provided by that Intermediary. An Intermediary’s administration and implementation of its particular policies with respect to any variations, waivers and/or discounts is neither supervised nor verified by the Funds, the Investment Adviser or the Distributor.

MERRILL LYNCH

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

⬛	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
⬛	Shares purchased by or through a 529 Plan
⬛	Shares purchased through a Merrill Lynch affiliated investment advisory program
⬛	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch platform
⬛	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
⬛	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
⬛	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
⬛	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
⬛	Directors or trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus
⬛	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and Class C Shares Available at Merrill Lynch

⬛	Death or disability of the shareholder
⬛	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
⬛	Return of excess contributions from an IRA Account
⬛	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

60

APPENDIX C

⬛	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
⬛	Shares acquired through a right of reinstatement
⬛	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-End Load Discounts Available at Merrill Lynch: Rights of Accumulation & Letters of Intent

⬛	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
⬛	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

61

Money Market Funds Prospectus (Class A Shares and Class C Shares)

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into the Prospectus (is legally considered part of the Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-526-7384. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-526-7384
⬛ By mail:	Goldman Sachs Funds c/o BFDS P.O. Box 219711 Kansas City, MO 64121-9711
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

GSMMFAC-17

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

PART B

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2017

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM
SHARE CLASS	PRIME OBLIGATIONS FUND	MONEY MARKET FUND	TAX-EXEMPT MONEY MARKET FUND	TREASURY OBLIGATIONS FUND	TREASURY INSTRUMENTS FUND
INSTITUTIONAL	FPOXX	FSMXX	FGFXX	FTOXX	FTIXX
ADMINISTRATION	FBAXX	FADXX	FAEXX	FGAXX	FRAXX
CAPITAL	GCPXX	GCKXX	FAHXX	GCTXX	GCIXX
CASH MANAGEMENT	GFOXX	GSCXX	—	GTOXX	GICXX
PREFERRED	GPPXX	GPMXX	FAJXX	GPOXX	GPIXX
PREMIER	GOPXX	GPRXX	—	GTPXX	GIPXX
RESOURCE	GBRXX	GREXX	FAKXX	GTRXX	GIRXX
SELECT	GSPXX	GSMXX	FALXX	GSOXX	GSIXX
SERVICE	FBSXX	FSVXX	FANXX	FYAXX	FYSXX

	GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM			GOLDMAN SACHS INVESTOR FUNDSSM
SHARE CLASS	TREASURY SOLUTIONS FUND	GOVERNMENT FUND	FEDERAL INSTRUMENTS FUND	MONEY MARKET FUND	TAX-EXEMPT MONEY MARKET FUND
INSTITUTIONAL/ CLASS I	FEDXX	FGTXX	FIRXX	FMJXX	FTXXX
ADMINISTRATION	FVAXX	FOAXX	FIOXX	FMKXX	FEAXX
CAPITAL	GCFXX	GCGXX	FIKXX	—	GCXXX
CASH MANAGEMENT	GFCXX	GVCXX	FIWXX	FHMXX	GXCXX
CLASS A	—	FSOXX	—	FMEXX	FKIXX
CLASS C	—	FSGXX	—	FMGXX	FCYXX
PREFERRED	GPFXX	GPGXX	FIHXX	—	GPTXX
PREMIER	GFPXX	GGPXX	FIQXX	—	GXPXX
RESOURCE	GFRXX	GVRXX	—	FHRXX	GXRXX
CLASS R6	—	FGGXX	—	—	—
SELECT	GSFXX	GSGXX	FIJXX	—	GSTXX
SERVICE	FVSXX	FOSXX	FILXX	FHSXX	FESXX

Money Market Funds of the Goldman Sachs Trust

71 South Wacker Drive

Chicago, Illinois 60606

This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI describes each of the above-referenced series of Goldman Sachs Trust. This SAI should be read in conjunction with the prospectuses for the Goldman Sachs Prime Obligations Fund, Goldman Sachs Money Market Fund, Goldman Sachs Financial Square Tax-Exempt Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Solutions Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund (individually, a “Fund,” and collectively, the “Funds”), each dated December 29, 2017, as they may be amended and/or supplemented from time to time (collectively, the “Prospectuses”). The Prospectuses may be obtained without charge from Goldman Sachs & Co. LLC by calling the telephone number or writing to one of the addresses listed below, or from institutions (“Intermediaries”) acting on behalf of their customers.

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm for each Fund, as contained in each Fund’s 2017 Annual Report are incorporated herein by reference in the section titled “FINANCIAL STATEMENTS.” No other portions of each Fund’s Annual Report are incorporated herein by reference. A Fund’s Annual Report may be obtained upon request and without charge by calling Goldman Sachs & Co. LLC, toll free at 1-800-621-2550 (for Institutional/Class I, Administration, Capital, Cash Management, Preferred, Premier, Resource, Class R6, Select and Service Shares Shareholders) or 1-800-526-7384 (for Class A and Class C Shares Shareholders).

Goldman Sachs Financial Square FundsSM is a service mark of Goldman Sachs & Co. LLC

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC

GSAM® is a registered service mark of Goldman Sachs & Co. LLC

The date of this SAI is December 29, 2017.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., Investment Adviser

200 West Street

New York, New York 10282

GOLDMAN SACHS & CO. LLC, Distributor

200 West Street

New York, New York 10282

GOLDMAN SACHS & CO. LLC, Transfer Agent

71 South Wacker Drive

Chicago, Illinois 60606

Toll free (in U.S.) 1-800-621-2550 (for Institutional/Class I, Administration, Capital, Cash Management, Preferred, Premier, Resource, Class R6, Select and Service Shareholders) or 1-800-526-7384 (for Class A and Class C Shareholders)

INTRODUCTION

Goldman Sachs Trust (the “Trust”) is an open-end, management investment company. The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 28, 1997. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The following series of the Trust are described in this SAI: Goldman Sachs Financial Square Prime Obligations Fund (“Financial Square Prime Obligations Fund”), Goldman Sachs Financial Square Money Market Fund (“Financial Square Money Market Fund”), Goldman Sachs Financial Square Tax-Exempt Money Market Fund (“Financial Square Tax-Exempt Money Market Fund”), Goldman Sachs Financial Square Treasury Instruments Fund (“Financial Square Treasury Instruments Fund”), Goldman Sachs Financial Square Treasury Obligations Fund (“Financial Square Treasury Obligations Fund”), Goldman Sachs Financial Square Treasury Solutions Fund (“Financial Square Treasury Solutions Fund”), Goldman Sachs Financial Square Government Fund (“Financial Square Government Fund”), Goldman Sachs Financial Square Federal Instruments Fund (“Financial Square Federal Instruments Fund”), Goldman Sachs Investor Money Market Fund (“Investor Money Market Fund”) and Goldman Sachs Investor Tax-Exempt Money Market Fund (“Investor Tax-Exempt Money Market Fund”). Prior to March 31, 2016, the Investor Tax-Exempt Money Market Fund’s name was “Goldman Sachs Financial Square Tax-Free Money Market Fund.”

The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund and Financial Square Treasury Solutions Fund currently offer nine classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. The Financial Square Tax-Exempt Money Market Fund currently offers seven classes of shares: Institutional Shares, Administration Shares, Capital Shares, Preferred Shares, Resource Shares, Select Shares and Service Shares. The Financial Square Government Fund currently offers twelve classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares. The Financial Square Federal Instruments Fund currently offers eight classes of shares: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Select Shares and Service Shares. The Investor Money Market Fund currently offers seven classes of shares: Class I Shares, Administration Shares, Cash Management Shares, Class A Shares, Class C Shares, Resource Shares and Service Shares. The Investor Tax-Exempt Money Market Fund currently offers eleven classes of shares: Class I Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. See “SHARES OF THE TRUST.”
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as the investment adviser to the Funds. GSAM is sometimes referred to herein as the “Investment Adviser.” In addition, Goldman Sachs serves as each Fund’s distributor and transfer agent. The Bank of New York Mellon (“BNYM”) serves as the custodian to the Funds.

The following information relates to and supplements the description of each Fund’s investment objective and policies contained in the Prospectuses. See the Prospectuses for a more complete description of each Fund’s investment objective and policies. Investing in the Funds entails certain risks, and there is no assurance that a Fund will achieve its objective. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a distinct investment objective and policies. Each Fund is a diversified, open-end management investment company (as defined in the Investment Company Act of 1940, as amended (the “Act”)). Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund and Financial Square Federal Instruments Fund, shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the U.S. Securities and Exchange Commission (“SEC”) before any change in a Fund’s policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in the particular type of investment suggested by the Fund’s name.

To the extent described in the Prospectuses and further below, the policies of the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds to invest at least 80% of their Net Assets in municipal obligations, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and the policy of the Financial Square Treasury Obligations Fund to limit its investments to U.S. Treasury Obligations and related repurchase agreements, are fundamental policies that may not be changed without shareholder approval.

U.S. Government Securities

The Financial Square Prime Obligations, Financial Square Money Market, Financial Square Government, Financial Square Federal Instruments and Investor Money Market Funds may invest in government securities, which are securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”). Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury Department (the “Treasury”), (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) the credit of the issuer. The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. government may be unable to pay debts when due.

U.S. Government Securities are deemed to include (to the extent consistent with the Act): (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

The Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund and Financial Square Treasury Solutions Fund may invest in U.S. Government Securities only if they have been issued or guaranteed by the Treasury.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Each Fund (except the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds) may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Certain Additional Information with Respect to Freddie Mac and Fannie Mae. The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae that established the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered Fannie Mae and Freddie Mac’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in Fannie Mae fell below the NYSE minimum average closing price of $1 for more than 30 days.

The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a Fund.

Treasury Inflation-Protected Securities. Each Fund (except the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds) may invest in Treasury inflation-protected securities (“TIPS”), which are U.S. Government Securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the greater of the adjusted or original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates will decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates will rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, a Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though a Fund holding TIPS will not receive cash representing the increase at that time. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

If a Fund invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), a Fund’s investment in either zero coupon bonds or TIPS may require the Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.

Asset-Backed and Receivables-Backed Securities

The Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Fund’s investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund’s other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Funds may invest in these and other types of asset-backed securities that may be developed. This SAI may be amended or supplemented as necessary to reflect the intention of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund to invest in asset-backed securities with characteristics that are materially different from the securities described above. However, a Fund will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in “TAXATION” below.

As set forth below, several types of asset-backed and receivables-backed securities are offered to investors, including for example, Certificates for Automobile ReceivablesSM (“CARS”) and interests in pools of credit card receivables. CARS represent undivided fractional interests in a trust (“CAR Trust”) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, the provision of a reserve fund, or a combination thereof to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund to dispose of any then-existing holdings of such securities.

To the extent consistent with its investment objectives and policies, each of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Investor Money Market Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

Bank and Corporate Obligations

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may invest in commercial paper, which may include variable rate demand obligations and asset-backed commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar-denominated obligations of domestic, or in the case of the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds, foreign issuers. The Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds may invest only in tax-exempt commercial paper. Bank obligations in which the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest include certificates of deposit, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Financial Square Prime Obligations Fund may, but does not currently intend to, invest in Euro certificates of deposit.

Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC to the extent of $250,000 per depositor per bank.

The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest more than 25% of their total assets in bank obligations (whether foreign or domestic), including bank commercial paper. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest in other short-term obligations, including short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is generally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Custodial Receipts

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may also acquire U.S. Government Securities, municipal obligations or other debt instruments in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government Securities, municipal obligations or other debt instruments. Such securities are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”). Although custodial receipts involving U.S. Government Securities are not considered U.S. Government Securities for certain securities laws purposes, the securities underlying such receipts are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

Foreign Securities

The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest in certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations issued or guaranteed by major foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks. The Financial Square Prime Obligations Fund may, but does not currently intend to, invest in Euro certificates of deposit. The Financial Square Tax-Exempt and Investor Tax-Exempt Money Market Funds may also invest in municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the United States. Under current SEC rules for money market funds, the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds are restricted to purchasing U.S. dollar-denominated securities, but are not otherwise precluded from purchasing securities of foreign issuers.

The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Funds may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank and the legal remedies for investors may be more limited than the remedies available in the United States.

Investing in Europe. While the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest only in U.S. dollar-denominated obligations, the prices of certain of the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds’ holdings may nevertheless be sensitive to changes in value of the euro and the underlying events that affect its value. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit, general economic and political position of each such state, including each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially adversely impact the value of securities that the Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds have invested in.

In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU. In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggers a two-year period of negotiations on the terms of Brexit. During this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a negative impact on the economy and currency of the United Kingdom as a result of anticipated or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Any or all of these challenges may affect the value of a Fund’s investments economically tied to the United Kingdom or the EU.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued basis and enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities at a future date beyond the customary settlement time. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions; distributions from any net capital gains would be taxable to its shareholders. For purposes of determining a Fund’s average dollar weighted maturity, the maturity of when-issued or forward commitment securities for fixed-rate obligations will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will identify on its books cash or liquid assets having a value at least equal to the amount of the Fund’s purchase commitments. Alternatively, a Fund may enter into off-setting contracts for the forward sale of securities. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Municipal Obligations

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. Two principal classifications of municipal obligations are “notes” and “bonds.” The Financial Square Prime Obligations, Financial Square Money Market and Investor Money Market Funds may invest in municipal obligations when yields on such securities are attractive compared to those of other taxable investments.

Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds that invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, if any, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts” (“MRs”) and “Municipal Certificates of Accrual on Tax-Exempt Securities” (“MCATS”). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, “general obligation” bonds and “revenue” bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations.

In purchasing municipal obligations, the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds rely on opinions of bond counsel as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. These Funds do not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Each Fund that may invest in municipal obligations may also invest in private activity bonds. The Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds do not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax. If such policy should change in the future, such investments would not exceed 20% of the net assets of each of the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds under normal market conditions. The Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds do not intend to invest more than 25% of the value of their respective total assets in private activity bonds or similar obligations where non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds that the Funds may purchase are limited to short-term serial bonds—those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as “Put Bonds”), which are subject to a Fund’s commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer’s commitment to so purchase the bond at such price and time.

The Funds that invest in municipal obligations may invest in municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligations bonds are supported by the moral commitment but not the legal obligation of a state or municipality. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that a Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

The Funds that invest in municipal obligations may also invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax- exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity and the average portfolio life of a Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Investment Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund’s credit quality requirements, to be inadequate.

Although the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Investment Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

A Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of investment restrictions of the Funds, the identification of the “issuer” of municipal obligations that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligations as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the “1933 Act”), prior to offer and sale, municipal obligations that are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations that were not publicly offered initially.

Municipal obligations purchased for a Fund may be subject to the Fund’s policy on holdings of illiquid securities. The Investment Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Investment Adviser believes that the quality standards applicable to each Fund’s investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

Pooled Investment Vehicles

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments and Financial Square Federal Instruments Funds) may invest in securities of pooled investment vehicles. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by pooled investment vehicles in which it invests, in addition to the management fees (and other expenses) paid by the Fund. A Fund’s investments in pooled investment vehicles are subject to statutory limitations prescribed by the Act, including in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any pooled investment vehicle, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in the securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Funds may invest in investment companies, including money market funds, for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator and/or distributor. With respect to a Fund’s investments in money market funds, to the extent that a Fund invests in a money market fund for which the Investment Adviser or any of its affiliates acts as investment adviser, the management fees payable by the Fund to the Investment Adviser will, to the extent required by the SEC, be reduced by an amount equal to the Fund’s proportionate share of the management fees paid by such money market fund to its investment adviser. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as that Fund. Additionally, to the extent that any Fund serves as an “underlying fund” to another Goldman Sachs Fund, that Fund may invest a percentage of its assets in pooled investment vehicles only if those instruments are consistent with applicable law and/or exemptive orders obtained from the SEC.

Repurchase Agreements

Each Fund (except the Financial Square Treasury Instruments and Financial Square Federal Instruments Funds) may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees that that furnish collateral at least equal in value or market price to the amount of their repurchase obligation. A repurchase agreement is similar to a collateralized loan, but involves an arrangement under which the purchaser (i.e., the Fund) purchases securities subject to the seller’s agreement, at the time of sale, to repurchase the securities at a specified time and price. For certain of the Funds, these securities may include securities that could not be held by a Fund without the seller’s repurchase commitment. Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper, corporate bonds, mortgage loans, auction rate securities and equity securities) may be subject to special risks and may not have the benefit of certain protections in the event of a counterparty’s insolvency. Custody of the securities will be maintained by the Fund’s custodian or subcustodian for the duration of the agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate, if any, on the securities subject to the repurchase agreement. The seller of a repurchase agreement will agree that the value of the purchased securities will at all times equal or exceed the repurchase price during the term of the repurchase agreement.

For purposes of the Act, and generally, for tax purposes, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Investment Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Investment Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Each Fund may not invest in repurchase agreements maturing in more than seven days if, as a result thereof, more than 5% of the total assets of that Fund would be invested in such investments and other securities which are not readily marketable. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, pursuant to exemptive relief granted by the SEC, each Fund (except the Financial Square Treasury Instruments and Financial Square Federal Instruments Funds), together with other registered investment companies having advisory agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund and Investor Tax-Exempt Money Market Fund may enter into repurchase agreements with the Federal Reserve Bank of New York in connection with the Federal Reserve System’s reverse repurchase agreement program. Reduced participation in the program by the Federal Reserve Bank of New York, as a result of changes in monetary policy or otherwise, may affect the Funds’ investment strategies and operations and limit the Funds’ return potentials. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities.

Restricted and Other Illiquid Securities

A Fund may purchase securities that are not registered (“restricted securities”) under the 1933 Act, including restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. However, a Fund will not invest more than 5% of the value of its total assets (measured at the time of purchase) in securities which are illiquid, which includes fixed time deposits with a notice or demand period of more than seven days that cannot be traded on a secondary market and certain restricted securities. The Board of Trustees has adopted guidelines under which the Investment Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including securities issued under Rule 144A and commercial paper issued under Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Investment Adviser will monitor each Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Special Note Regarding Market Events

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments. It is uncertain how long these conditions will continue.

The instability in the financial markets led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state, and foreign governments, regulatory agencies, and self -regulatory organizations may take actions that affect the regulation of the Funds themselves, the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

Special Note Regarding Operational, Cyber Security and Litigation Risks

An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

A Fund is also susceptible to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks, but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data. Cyber-attacks affecting the Fund or its investment adviser, sub-adviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Fund and its shareholders. These cyber-attacks have the ability to cause significant disruptions and impact business operations; to result in financial losses; to prevent shareholders from transacting business; to interfere with the Fund’s calculation of net asset value (“NAV”) and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Similar to operational risk in general, a Fund and its service providers, including GSAM, have instituted risk management systems designed to minimize the risks associated with cyber security. However, there is a risk that these systems will not succeed (or that any remediation efforts will not be successful), especially because a Fund does not directly control the risk management systems of the service providers to the Fund, its trading counterparties or the issuers in which the Fund may invest. Moreover, there is a risk that cyber-attacks will not be detected.

The Funds may be subject to third-party litigation, which could give rise to legal liability. These matters involving the Funds may arise from their activities and investments and could have a materially adverse effect on the Funds, including the expense of defending against claims and paying any amounts pursuant to settlements or judgments. There can be no guarantee that these matters will not arise in the normal course of business. If the Funds were to be found liable in any suit or proceeding, any associated damages and/or penalties could have a materially adverse effect on the Funds’ finances, in addition to being materially damaging to their reputation.

Standby Commitments

In order to enhance the liquidity, stability or quality of municipal obligations, the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Investor Money Market and Investor Tax-Exempt Money Market Funds each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or “standby commitment,” depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party’s ability to purchase the security from the Funds. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Funds.

Management of the Trust understands that the IRS has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. Each of the Financial Square Tax-Exempt Money Market and Investor Money Market Tax-Exempt Funds intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to a Fund, nor has any Fund assumed that such commitments will continue to be available under all market conditions.

Temporary Investments

Each of the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds ordinarily expects that 100% of its assets will be invested in municipal obligations, but the Funds may for temporary defensive purposes hold cash or invest in short-term taxable securities.

The Financial Square Treasury Instruments and Financial Square Federal Instruments Funds may, under extraordinary circumstances, hold U.S. Government Securities subject to state taxation.

Under normal circumstances, the cash positions of the Financial Square Tax-Exempt Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and the Investor Tax-Exempt Money Market Fund will not exceed 20% of the Fund’s net assets plus any borrowings for investment purposes (measured at the time of investment). Under unusual circumstances, including adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, or in the case of unusually large cash inflows or redemptions, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

When a Fund’s assets are invested in such instruments (or are uninvested), the Fund may not be achieving its investment objective.

Temporary Taxable Investments for Certain Funds

The Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds may temporarily invest in the taxable money market instruments described in the foregoing sections. When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective of providing income except from federal and/or applicable State income taxes.

Variable Rate Demand Obligations

Each Fund (except the Financial Square Treasury Obligations and Financial Square Treasury Instruments Funds) may purchase variable rate demand obligations. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable rate demand obligations are not generally transferable and are not ordinarily rated. A Fund may invest in them only if the Investment Adviser believes that the notes are of comparable credit quality to the other obligations in which that Fund may invest.

Variable Rate and Floating Rate Obligations

The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may purchase variable and floating rate demand instruments that are municipal obligations or other debt securities issued by corporations and other non-governmental issuers that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days’ notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee, or the credit enhancement issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (i) upon a default under the terms of the debt security; (ii) as needed to provide liquidity to a Fund; (iii) to maintain the respective quality standards of a Fund’s investment portfolio; or (iv) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the

Trustees to minimize credit risks. To be eligible for purchase by a Fund, a variable or floating rate demand instrument which is unrated must have credit risk characteristics similar to other obligations in which the Fund may invest. The Investment Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund’s quality criteria by reason of being backed by a letter of credit, guarantee, or demand feature issued by an entity that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the obligation or the provider of the credit support or both will meet the quality standards of the Fund.

As stated in the Prospectuses, the Funds may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to money market funds. The Funds will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Funds’ investments in such instruments will be subject to the limitation on illiquid investments.

Each Fund (except the Financial Square Treasury Solutions, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government and Financial Square Federal Instruments Funds) may invest in variable or floating rate participation interests in municipal obligations held by financial institutions (usually commercial banks). Such participation interests provide the Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days’ notice. In addition, the participation interest may be backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of the affected Fund. The investment objective of each Fund (except as provided below) cannot be changed without approval of a majority of the outstanding shares of that Fund. The investment objectives of the Financial Square Tax-Exempt Money Market Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund may be changed without shareholder approval upon sixty days’ notice. The policy of the Financial Square Treasury Obligations Fund to limit its investments to U.S. Treasury Obligations and related repurchase agreements is fundamental. All other investment policies or practices of the Funds, except as stated in this paragraph, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. As a matter of fundamental policy, at least 80% of the Net Assets of each of the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds will be invested in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.

For purposes of the Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or that Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or that Fund.

For purposes of the following limitations (except for the asset coverage requirements with respect to borrowings, which is subject to different requirements under the Act), any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. With the exception of borrowings permitted by investment restriction (2), below ((3) for the Government Fund), asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

Fundamental Investment Restrictions

As a matter of fundamental policy, the Fund may not:

All Funds Except Financial Square Government Fund

(1) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

All Funds Except Financial Square Tax-Exempt Money Market Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(2) Borrow money, except that (a) the Fund may borrow from banks (as defined in the Act) and the Fund may borrow through reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board of Trustees, after consideration of all of the relevant circumstances.

Financial Square Tax-Exempt Money Market Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(2) Borrow money, except as permitted by the Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction.

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board of Trustees, after consideration of all of the relevant circumstances.

All Funds Except Financial Square Tax-Exempt Money Market Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(3) Make loans, except (a) through the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

Financial Square Tax-Exempt Money Market Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(3) Make loans, except through (a) the purchase of debt obligations, loan interests and other interests or obligations in accordance with the Fund’s investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; (c) loans of securities as permitted by applicable law or pursuant to an exemptive order granted under the Act; and (d) loans to affiliates of the Fund to the extent permitted by law.

All Funds Except Financial Square Government Fund

(4) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

All Funds Except Financial Square Tax-Exempt Money Market Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(5) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(6) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

Financial Square Tax-Exempt Money Market Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(5) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein or that reflect the return of an index of real estate values, securities of issuers which invest or deal in real estate, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate it has acquired as a result of the ownership of securities.

(6) Invest in physical commodities, except that the Fund may invest in currency and financial instruments and contracts in accordance with its investment objective and policies, including, without limitation, structured notes, futures contracts, swaps, options on commodities, currencies, swaps and futures, ETFs, investment pools and other instruments, regardless of whether such instrument is considered to be a commodity.

All Funds Except Financial Square Government Fund

(7) Issue senior securities to the extent such issuance would violate applicable law.

All Funds Except Financial Square Tax-Exempt Money Market Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the Act.

Financial Square Government Fund

(1) With respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. government securities and repurchase agreements collateralized by U.S. government securities. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(2) With respect to 75% of its total assets taken at market value, purchase the securities of any one issuer if, as a result of such purchase, the Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(3) Borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that the Fund is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the Fund’s assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending.

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board of Trustees, after consideration of all of the relevant circumstances.

(4) Mortgage, pledge or hypothecate its assets except to secure permitted borrowings.

(5) Act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting.

(6) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in U.S. Government Securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks, and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by U.S. Government Securities or such bank obligations. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Such concentration may be effected when the Investment Adviser determines that risk adjusted returns in such industries are considered favorable relative to other industries.)

(7) Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and except for shares of existing or additional Funds of the Trust.

(8) Purchase or sell real estate (excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodities contracts. The Trust reserves the freedom to hold and to sell real estate acquired for the Fund as a result of the ownership of securities.

(9) Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Fund’s investment objective and policies may be deemed to be loans.

(10) Purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that the Fund may acquire puts in connection with the acquisition of a debt instrument).

(11) Invest in other companies for the purpose of exercising control or management.

All Funds

Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same fundamental investment restrictions and policies as the Fund.

For purposes of the Funds’ industry concentration policies, the Investment Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Investment Adviser may, but need not, consider industry classifications provided by third parties, and the classifications applied to Fund investments will be informed by applicable law.

Non-Fundamental Investment Restrictions

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies with respect to the Funds which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of each Fund:

All Funds, except the Financial Square Tax-Exempt Money Market Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(a)	Invest in companies for the purpose of exercising control or management.

(b)	Invest more than 5% of the Fund’s net assets in illiquid investments including repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(c)	Purchase additional securities if the Fund’s borrowings, as permitted by the Fund’s borrowing policy, exceed 5% of its net assets.

(d)	Make short sales of securities, except short sales against the box.

All Funds, except the Financial Square Tax-Exempt Money Market Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund and Investor Money Market Fund

(a)	Engage in reverse repurchase agreements.

Financial Square Government Fund

(a)	Engage in reverse repurchase agreements. Any change permitting the Financial Square Government Fund to engage in reverse repurchase agreements shall not be implemented until 30 days prior notice has been issued to shareholders.

Investment Restrictions Under Rule 2a-7

As money market funds, all of the Funds must also comply, as a non-fundamental policy, with Rule 2a-7 under the Act (the “Rule”). While a detailed and technical rule, Rule 2a-7 generally requires money market funds to meet four basic risk-limiting conditions relating to portfolio maturity, portfolio quality, portfolio diversification and portfolio liquidity.

Portfolio maturity. Rule 2a-7 requires that the maximum maturity (as determined in accordance with Rule 2a-7) of any security in a Fund’s portfolio not exceed 13 months and a Fund’s dollar-weighted average portfolio maturity and dollar-weighted average portfolio life not exceed 60 days or 120 days, respectively.

Portfolio quality. Under Rule 2a-7, each Fund may invest only in “Eligible Securities.” Eligible Securities are U.S. dollar-denominated securities that are either (i) U.S. Government Securities, (ii) issued by other investment companies that are money market funds, or (iii) determined by the Investment Adviser to present minimal credit risks to the Fund. In addition, each Fund, as a matter of non-fundamental policy, only invests in First Tier securities. “First Tier securities” are (a) securities rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; (b) securities issued or guaranteed by, or that otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings; or (c) securities subject to repurchase agreements that are collateralized by First Tier Securities. U.S. Government Securities are considered First Tier Securities. Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier securities are “Second Tier securities.” Securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may generally rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature. NRSROs include Standard & Poor’s, Moody’s, Fitch and Dominion Bond Rating Service Limited. For a description of their rating categories, see Appendix A.

Portfolio diversification. Each Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities, repurchase agreements collateralized fully by such securities and certain securities that are backed by escrowed U.S. Government Securities). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof. Certain affiliated issuers are treated as a single issuer for purposes of these requirements. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), with respect to all of the assets of a Fund (but with respect to only 85% of the total assets of the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds), no more than 10% of the Fund’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer.

Portfolio liquidity. Each Fund is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds): (i) must hold at least 10% of its total assets in “daily liquid assets” (as defined in the Prospectus); and (ii) must hold at least 30% of its total assets in “weekly liquid assets” (as defined in the Prospectus). Each of the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds must hold at least 30% of its total assets in weekly liquid assets. Each Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid securities.

Defaults and other Adverse Events. In the event that a portfolio security of a Fund experiences a default or certain other adverse events, the Rule imposes additional requirements. Upon the occurrence of (i) a default with respect to a portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), (ii) a portfolio security ceasing to be an Eligible Security (e.g., no longer presents minimal credit risks), or (iii) an event of insolvency (as defined in the Rule) occurring with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Fund will dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, absent a finding by the Board of Trustees that disposal of the portfolio security would not be in the best interests of the Fund (which determination may take into account, among other factors, market conditions that could affect the orderly disposition of the portfolio security).

“Value” for the purposes of all investment restrictions means the value used in determining a Fund’s NAV. “U.S. Government Securities” shall mean securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

TRUSTEES AND OFFICERS

The Trust’s Leadership Structure

The business and affairs of the Funds are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy and reviewing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise each Fund’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of seven Independent Trustees and one Interested Trustee. The Board has selected an Independent Trustee to act as Chairman, whose duties include presiding at meetings of the Board and acting as a focal point to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of the Chairman’s duties, the Chairman will consult with the other Independent Trustees and the Funds’ officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least six times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. In addition, the Independent Trustees meet at least annually to review, among other things, investment management agreements, distribution (Rule 12b-1) and/or service plans and related agreements, transfer agency agreements and certain other agreements providing for the compensation of Goldman Sachs and/or its affiliates by the Funds, and to consider such other matters as they deem appropriate.

The Board has established five standing committees – Audit, Governance and Nominating, Compliance, Valuation and Contract Review Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “STANDING BOARD COMMITTEES,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Trustees of the Trust

Information pertaining to the Trustees of the Trust as of December 29, 2017 is set forth below.

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Ashok N. Bakhru Age: 75	Chairman of the Board of Trustees	Since 1996 (Trustee since 1991)

Mr. Bakhru is retired. He was formerly Chairman of the Board of Trustees, Goldman Sachs Trust II (2012–2016), Goldman Sachs MLP Income Opportunities Fund (2013–2016), Goldman Sachs MLP and Energy Renaissance Fund (2014–2016), and Goldman Sachs ETF Trust (2014–2016); Director, Apollo Investment Corporation (a business development company) (2008–2013); President, ABN Associates (a management and financial consulting firm) (1994–1996 and 1998–2012); Trustee, Scholarship America (1998–2005); Trustee, Institute for Higher Education Policy (2003–2008); Director, Private Equity Investors–III and IV (1998–2007), and Equity-Linked Investors II (April 2002–2007).

Chairman of the Board of Trustees—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs BDC, Inc.; and Goldman Sachs Private Middle Market Credit LLC.

				107	None

Kathryn A. Cassidy Age: 63	Trustee	Since 2015	Ms. Cassidy is retired. Formerly, she was Advisor to the Chairman (May 2014–December 2014); and Senior Vice President and Treasurer (2008–2014), General Electric Company & General Electric Capital Corporation (technology and financial services companies). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Diana M. Daniels Age: 68	Trustee	Since 2007	Ms. Daniels is retired. Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991–2006). Ms. Daniels is a Trustee Emeritus and serves as a Presidential Councillor of Cornell University (2013–Present); former Member of the Legal Advisory Board, New York Stock Exchange (2003–2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006–2007). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Herbert J. Markley Age: 67	Trustee	Since 2013	Mr. Markley is retired. Formerly, he was Executive Vice President, Deere & Company (an agricultural and construction equipment manufacturer) (2007–2009); and President, Agricultural Division, Deere & Company (2001–2007). Previously, Mr. Markley served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (June 2013 – October 2013). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Jessica Palmer Age: 68	Trustee	Since 2007	Ms. Palmer is retired. She is Director, Emerson Center for the Arts and Culture (2011–Present); and was formerly a Consultant, Citigroup Human Resources Department (2007–2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984–2006). Ms. Palmer was a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004–2009). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Roy W. Templin Age: 57	Trustee	Since 2013

Mr. Templin is retired. He is Director, Armstrong World Industries, Inc. (a designer and manufacturer of ceiling, wall and suspension system solutions) (2016–Present); and was formerly Chairman of the Board of Directors, Con-Way Incorporated (a transportation, logistics and supply chain management service company) (2014–2015); Executive Vice President and Chief Financial Officer, Whirlpool Corporation (an appliance manufacturer and marketer) (2004–2012). Previously, Mr. Templin served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (June 2013 – October 2013).

Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.

				105	Armstrong World Industries, Inc. (a ceiling, wall and suspension systems solutions manufacturer)

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Gregory G. Weaver Age: 66	Trustee	Since 2015	Mr. Weaver is retired. He is Director, Verizon Communications Inc. (2015–Present); and was formerly Chairman and Chief Executive Officer, Deloitte & Touche LLP (a professional services firm) (2001–2005 and 2012–2014); and Member of the Board of Directors, Deloitte & Touche LLP (2006–2012). Trustee—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Verizon Communications Inc.

Interested Trustee

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

James A. McNamara* Age: 55	President and Trustee	Since 2007

Managing Director, Goldman Sachs (December 1998–Present); Director of Institutional Fund Sales, GSAM (April 1998–December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993–April 1998).

President and Trustee—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

				146	None

*	Mr. McNamara is considered to be an “Interested Trustee” because he holds positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. Mr. McNamara holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus.
[2]	Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that (a) no Trustee shall hold office for more than 15 years and (b) a Trustee shall retire as of December 31st of the calendar year in which he or she reaches his or her 74th birthday, unless a waiver of such requirement shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote. One Trustee has been granted a waiver from the foregoing policies which permits him to serve until December 31, 2017.
[3]

The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of December 29, 2017, Goldman Sachs Trust consisted of 91 portfolios (90 of which offered shares to the public); Goldman

Sachs Variable Insurance Trust consisted of 14 portfolios; Goldman Sachs Trust II consisted of 17 portfolios (16 of which offered shares to the public); Goldman Sachs BDC, Inc., Goldman Sachs Private Middle Market Credit LLC, Goldman Sachs MLP Income Opportunities Fund, Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Private Markets Fund 2018 LLC, Goldman Sachs Private Markets Fund 2018 (A) LLC and Goldman Sachs Private Markets Fund 2018 (B) LLC each consisted of one portfolio; and Goldman Sachs ETF Trust consisted of 19 portfolios (12 of which offered shares to the public). Goldman Sachs Private Middle Market Credit LLC, Goldman Sachs Private Markets Fund 2018 LLC, Goldman Sachs Private Markets Fund 2018 (A) LLC and Goldman Sachs Private Markets Fund 2018 (B) LLC do not offer shares to the public.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

The significance or relevance of a Trustee’s particular experience, qualifications, attributes and/or skills is considered by the Board on an individual basis. Experience, qualifications, attributes and/or skills common to all Trustees include the ability to critically review, evaluate and discuss information provided to them and to interact effectively with the other Trustees and with representatives of the Investment Adviser and its affiliates, other service providers, legal counsel and the Funds’ independent registered public accounting firm, the capacity to address financial and legal issues and exercise reasonable business judgment, and a commitment to the representation of the interests of the Funds and their shareholders. The Governance and Nominating Committee’s charter contains certain other factors that are considered by the Governance and Nominating Committee in identifying and evaluating potential nominees to serve as Independent Trustees. Based on each Trustee’s experience, qualifications, attributes and/or skills, considered individually and with respect to the experience, qualifications, attributes and/or skills of other Trustees, the Board has concluded that each Trustee should serve as a Trustee. Below is a brief discussion of the experience, qualifications, attributes and/or skills of each individual Trustee as of December 29, 2017 that led the Board to conclude that such individual should serve as a Trustee.

Ashok N. Bakhru. Mr. Bakhru has served as a Trustee since 1991 and Chairman of the Board since 1996. Previously, Mr. Bakhru served as Chairman of the Board of Trustees, Goldman Sachs Trust II, Goldman Sachs MLP Income Opportunities Fund, Goldman Sachs MLP and Energy Renaissance Fund, and Goldman Sachs ETF Trust. He also served as Director, Apollo Investment Corporation (a business development company) (2008–2013) and President of ABN Associates, a management and financial consulting firm, and was the Chief Financial Officer, Chief Administrative Officer and Director of Coty Inc., a multinational cosmetics, fragrance and personal care company. In addition, Mr. Bakhru formerly held several senior management positions at Scott Paper Company, a major manufacturer of paper products, including Senior Vice President and Chief Financial Officer. Mr. Bakhru also serves on the Governing Council of the Independent Directors Council, the Board of Governors of the Investment Company Institute, and the Board of Directors of the Mutual Fund Directors Forum. He also serves on the Advisory Board of BoardIQ, an investment publication. In addition, Mr. Bakhru has served as Director of Equity-Linked Investments II and Private Equity Investors III and IV, which are private equity partnerships based in New York City. Mr. Bakhru was also a Director of Arkwright Mutual Insurance Company. Based on the foregoing, Mr. Bakhru is experienced with financial and investment matters.

Kathryn A. Cassidy. Ms. Cassidy has served as a Trustee since 2015. Previously, Ms. Cassidy held several senior management positions at General Electric Company (“GE”) and General Electric Capital Corporation (“GECapital”) and its subsidiaries, where she worked for 35 years, most recently as Advisor to the Chairman of GECapital and Senior Vice President and Treasurer of GE and GECapital. As Senior Vice President and Treasurer, Ms. Cassidy led capital markets and treasury matters of multiple initial public offerings. Ms. Cassidy was responsible for managing global treasury operations, including global funding, hedging, derivative accounting and execution, cash and liquidity management, cash operations and treasury services, and global regulatory compliance and reporting for liquidity, derivatives, market risk and counterparty credit risk. Ms. Cassidy also serves as a Director of buildOn, a not-for-profit organization. Based on the foregoing, Ms. Cassidy is experienced with financial and investment matters.

Diana M. Daniels. Ms. Daniels has served as a Trustee since 2007. Ms. Daniels also serves as a Trustee Emeritus and Presidential Councillor of Cornell University. Ms. Daniels held several senior management positions at The Washington Post Company and its subsidiaries, where she worked for 29 years. While at The Washington Post Company, Ms. Daniels served as Vice President, General Counsel, Secretary to the Board of Directors and Secretary to the Audit Committee. Previously, Ms. Daniels served as Vice President and General Counsel of Newsweek, Inc. Ms. Daniels has also served as Vice Chair and Chairman of the Executive Committee of the Board of Trustees of Cornell University and as a member of the Corporate Advisory Board of Standish Mellon Management Advisors and of the Legal Advisory Board of New York Stock Exchange. Ms. Daniels is also a member of the American Law Institute and of the Advisory Council of the Inter-American Press Association. Based on the foregoing, Ms. Daniels is experienced with legal, financial and investment matters.

Herbert J. (H.J.) Markley. Mr. Markley has served as a Trustee since 2013. Previously, Mr. Markley held several senior management positions at Deere & Company, where he worked for 35 years, including Executive Vice President of Worldwide Parts Service, Global Supply Management and Logistics, Enterprise Information Technology and Corporate Communications. Mr. Markley’s experience at Deere included managing manufacturing and engineering facilities, including the two largest manufacturing facilities and a joint venture with Hitachi. He later served as Senior Vice President of Worldwide Human Resources where he helped to lay the foundation for a new human resources system, and as a President of the Agricultural Division, Deere’s largest business unit. In addition to his work with Deere, Mr. Markley has served on the Boards of Directors of the Dubuque Chamber of Commerce, the First National Bank of Dubuque, the University of Dubuque and the Iowa Public Television Foundation as well as the Board of Overseers of the Amos Tuck School of Business at Dartmouth College. Based on the foregoing, Mr. Markley is experienced with financial and investment matters.

Jessica Palmer. Ms. Palmer has served as a Trustee since 2007. Ms. Palmer serves as a Director of Emerson Center for the Arts and Culture, a not-for-profit organization. Ms. Palmer worked at Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) for over 20 years, where she was a Managing Director. While at Citigroup Corporate and Investment Banking, Ms. Palmer was Head of Global Risk Management, Chair of the Global Commitment Committee, Co-Chair of International Investment Banking (New York) and Head of Fixed Income Capital Markets. Ms. Palmer was also a member of the Management Committee and Risk Management Operating Committee of Citigroup, Inc. Prior to that, Ms. Palmer was a Vice President at Goldman Sachs in its international corporate finance department. Ms. Palmer was also Assistant Vice President of the International Division at Wells Fargo Bank, N.A. Ms. Palmer was also a member of the Board of Trustees of a private elementary and secondary school. Based on the foregoing, Ms. Palmer is experienced with financial and investment matters.

Roy W. Templin. Mr. Templin has served as a Trustee since 2013. Mr. Templin is a member of the Board of Directors of Armstrong World Industries, Inc., a ceiling, wall and suspension system solutions manufacturer, where he serves as Chair of the Finance Committee and a member of the Management Development and Compensation Committee and Audit Committee. Previously, Mr. Templin served as Chairman of the Board of Directors of Con-Way Incorporated, a transportation, logistics and supply-chain management services company, prior to its sale to XPO Logistics, Inc. in 2015. Mr. Templin held a number of senior management positions at Whirlpool Corporation, an appliance manufacturer and marketer, including Executive Vice President and Chief Financial Officer, Vice President and Corporate Controller there. At Whirlpool, Mr. Templin served on the Executive Committee and was responsible for all aspects of finance globally, including treasury, accounting, risk management, investor relations, internal auditing, tax and facilities. Prior to joining Whirlpool, Mr. Templin served in several roles at Kimball International, a furniture and electronic assemblies manufacturer, including Vice President of Finance and Chief Accounting Officer. Mr. Templin was also a Director of Corporate Finance for Cummins, Inc., a diesel engine manufacturer, a Director of Financial Development at NCR Corporation, a computer hardware and electronics company, and a member of the audit staff of Price Waterhouse (now PricewaterhouseCoopers LLP). Mr. Templin is a certified public accountant, a certified management accountant and a member of the Institute of Management Accountants Accounting Honor Society Advisory Board. Based on the foregoing, Mr. Templin is experienced with accounting, financial and investment matters.

Gregory G. Weaver. Mr. Weaver has served as a Trustee since 2015. Mr. Weaver also serves as a Director of Verizon Communications Inc. Previously, Mr. Weaver was a partner with Deloitte & Touche LLP for 30 years. He was the firm’s first chairman and chief executive officer from 2001–2005, and was elected to serve a second term (2012–2014). While serving as chairman at Deloitte & Touche LLP, Mr. Weaver led the audit and enterprise risk services practice, overseeing all operations, strategic positioning, audit quality, and talent matters. Mr. Weaver also served as a member of the firm’s Board of Directors for six years where he served on the Governance Committee and Partner Earnings and Benefits Committee and was chairman of the Elected Leaders Committee and Strategic Investment Committee. Mr. Weaver is also a Board member and Finance Committee chair of the National Council for Minorities in Engineering. Mr. Weaver has also served as President of the Council of Boy Scouts of America in Long Rivers, Connecticut, President of A Better Chance in Glastonbury, Connecticut, as a member of the Financial Accounting Standards Advisory Council and as a board member of the Stan Ross Department of Accountancy, Baruch College. Based on the foregoing, Mr. Weaver is experienced with accounting, financial and investment matters.

James A. McNamara. Mr. McNamara has served as a Trustee and President of the Trust since 2007 and has served as an officer of the Trust since 2001. Mr. McNamara is a Managing Director at Goldman Sachs. Mr. McNamara is currently head of Global Third Party Distribution at GSAM, where he was previously head of U.S. Third Party Distribution. Prior to that role, Mr. McNamara served as Director of Institutional Fund Sales. Prior to joining Goldman Sachs, Mr. McNamara was Vice President and Manager at Dreyfus Institutional Service Corporation. Based on the foregoing, Mr. McNamara is experienced with financial and investment matters.

Officers of the Trust

Information pertaining to the officers of the Trust as of December 29, 2017 is set forth below.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 55	Trustee and President	Since 2007

Managing Director, Goldman Sachs (December 1998 – Present); Director of Institutional Fund Sales, GSAM (April 1998 – December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993 – April 1998).

President and Trustee—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Scott M. McHugh 200 West Street New York, NY 10282 Age: 46	Treasurer, Senior Vice President and Principal Financial Officer	Since 2009 (Principal Financial Officer since 2013)

Managing Director, Goldman Sachs (January 2016 – Present); Vice President, Goldman Sachs (February 2007 – December 2015); Assistant Treasurer of certain mutual funds administered by DWS Scudder (2005 – 2007); and Director (2005 – 2007), Vice President (2000 – 2005), and Assistant Vice President (1998 – 2000), Deutsche Asset Management or its predecessor (1998 – 2007).

Treasurer, Senior Vice President and Principal Financial Officer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 49	Assistant Treasurer and Principal Accounting Officer	Since 2016 (Principal Accounting Officer since 2017)

Managing Director, Goldman Sachs (November 2015 – Present) and Vice President – Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010 – October 2015).

Assistant Treasurer and Principal Accounting Officer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Gazala Khan 200 West Street New York, NY 10282 Age: 48	Chief Compliance Officer	Since 2009	Vice President, GSAM Compliance (June 2009 – Present). Chief Compliance Officer—Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.

Philip V. Giuca, Jr. 30 Hudson Street Jersey City, NJ 07302 Age: 55	Assistant Treasurer	Since 1997

Managing Director, Goldman Sachs (January 2014 – Present); and Vice President, Goldman Sachs (May 1992 – December 2013).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Peter W. Fortner 30 Hudson Street Jersey City, NJ 07302 Age: 59	Assistant Treasurer	Since 2000

Vice President, Goldman Sachs (July 2000 – Present); and Principal Financial Officer, Commerce Bank Mutual Fund Complex (2008 – Present).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Kenneth G. Curran 30 Hudson Street Jersey City, NJ 07302 Age: 53	Assistant Treasurer	Since 2001

Vice President, Goldman Sachs (November 1998 – Present); and Senior Tax Manager, KPMG Peat Marwick (accountants) (August 1995 – October 1998).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Allison Fracchiolla 30 Hudson Street Jersey City, NJ 07302 Age: 34	Assistant Treasurer	Since 2014

Vice President, Goldman Sachs (January 2013 – Present); and Associate, Goldman Sachs (December 2008 – December 2012).

Assistant Treasurer—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; and Goldman Sachs ETF Trust.

Jesse Cole 71 South Wacker Drive Chicago, IL 60606 Age: 54	Vice President	Since 1998

Managing Director, Goldman Sachs (December 2006 – Present); Vice President, GSAM (June 1998 – Present); and Vice President, AIM Management Group, Inc. (investment adviser) (April 1996 – June 1998).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Miriam L. Cytryn 200 West Street New York, NY 10282 Age: 59	Vice President	Since 2008

Vice President, GSAM (2008 – Present); Vice President of Divisional Management, Investment Management Division (2007 – 2008); Vice President and Chief of Staff, GSAM US Distribution (2003 – 2007); and Vice President of Employee Relations, Goldman Sachs (1996 – 2003).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Rachel Schnoll 200 West Street New York, NY 10282 Age: 48	Vice President	Since 2013

Managing Director, Goldman Sachs (2014 – Present); Vice President, Goldman Sachs (2003 – 2013); and Associate, Goldman Sachs (1999 – 2002).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Thomas J. Davis 200 West Street New York, NY 10282 Age: 54	Vice President	Since 2015

Managing Director, Goldman Sachs (2008 – Present); and Analyst, Goldman Sachs (1990 – 2008).

Vice President—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs ETF Trust.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Caroline L. Kraus 200 West Street New York, NY 10282 Age: 40	Secretary	Since 2012

Managing Director, Goldman Sachs (January 2016 – Present); Vice President, Goldman Sachs (August 2006 – December 2015); Associate General Counsel, Goldman Sachs (2012 – Present); Assistant General Counsel, Goldman Sachs (August 2006 – December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002 – 2006).

Secretary—Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

David A. Fishman 200 West Street New York, NY 10282 Age: 53	Assistant Secretary	Since 2001

Managing Director, Goldman Sachs (December 2001 – Present); and Vice President, Goldman Sachs (1997 – December 2001).

Assistant Secretary—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Danny Burke 200 West Street New York, NY 10282 Age: 55	Assistant Secretary	Since 2001	Vice President, Goldman Sachs (1987 – Present). Assistant Secretary—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Patrick L. O’Callaghan 200 West Street New York, NY 10282 Age: 45	Assistant Secretary	Since 2009

Vice President, Goldman Sachs (2000 – Present); Associate, Goldman Sachs (1998 – 2000); and Analyst, Goldman Sachs (1995 – 1998).

Assistant Secretary—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; and Goldman Sachs Trust II.

Robert Griffith 200 West Street New York, NY 10282 Age: 43	Assistant Secretary	Since 2011

Vice President, Goldman Sachs (August 2011 – Present); Associate General Counsel, Goldman Sachs (December 2014 – Present); Assistant General Counsel, Goldman Sachs (August 2011 – December 2014); Vice President and Counsel, Nomura Holding America, Inc. (2010 – 2011); and Associate, Simpson Thacher & Bartlett LLP (2005 – 2010).

Assistant Secretary—Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Standing Board Committees

The Audit Committee oversees the audit process and provides assistance to the Board with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the Board an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. All of the Independent Trustees serve on the Audit Committee. The Audit Committee held four meetings during the fiscal year ended August 31, 2017.

The Governance and Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance, which includes making recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing their management; (ii) select and nominate candidates for appointment or election to serve as Independent Trustees; and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the

Independent Trustees serve on the Governance and Nominating Committee. The Governance and Nominating Committee held four meetings during the fiscal year ended August 31, 2017. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance and Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Funds’ Prospectuses and should be directed to the attention of the Goldman Sachs Trust Governance and Nominating Committee.

The Compliance Committee has been established for the purpose of overseeing the compliance processes: (i) of the Funds; and (ii) insofar as they relate to services provided to the Funds, of the Funds’ investment adviser, distributor, administrator (if any), and transfer agent, except that compliance processes relating to the accounting and financial reporting processes, and certain related matters, are overseen by the Audit Committee. In addition, the Compliance Committee provides assistance to the full Board with respect to compliance matters. The Compliance Committee met four times during the fiscal year ended August 31, 2017. All of the Independent Trustees serve on the Compliance Committee.

The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust’s Valuation Procedures. Mr. McNamara serves on the Valuation Committee, together with certain employees of GSAM who are not Trustees. The Valuation Committee met twelve times during the fiscal year ended August 31, 2017. The Valuation Committee reports periodically to the Board.

The Contract Review Committee has been established for the purpose of overseeing the processes of the Board for reviewing and monitoring performance under the Funds’ investment management, distribution, transfer agency and certain other agreements with the Funds’ Investment Adviser and its affiliates. The Contract Review Committee is also responsible for overseeing the Board’s processes for considering and reviewing performance under the operation of the Funds’ distribution, service, shareholder administration and other plans, and any agreements related to the plans, whether or not such plans and agreements are adopted pursuant to Rule 12b-1 under the Act. The Contract Review Committee also provides appropriate assistance to the Board in connection with the Board’s approval, oversight and review of the Funds’ other service providers including, without limitation, the Funds’ custodian/accounting agent, sub-transfer agents, professional (legal and accounting) firms and printing firms. The Contract Review Committee met five times during the fiscal year ended August 31, 2017. All of the Independent Trustees serve on the Contract Review Committee.

Risk Oversight

The Board is responsible for the oversight of the activities of the Funds, including oversight of risk management. Day-to-day risk management with respect to the Funds is the responsibility of GSAM or other service providers (depending on the nature of the risk), subject to supervision by GSAM. The risks of the Funds include, but are not limited to, investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Each of GSAM and the other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the Funds and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some risks are simply beyond the control of the Funds or GSAM, its affiliates or other service providers.

The Board effectuates its oversight role primarily through regular and special meetings of the Board and Board committees. In certain cases, risk management issues are specifically addressed in presentations and discussions. For example, GSAM has an independent dedicated Market Risk Group that assists GSAM in managing investment risk. Representatives from the Market Risk Group regularly meet with the Board to discuss their analysis and methodologies. In addition, investment risk is discussed in the context of regular presentations to the Board on Fund strategy and performance. Other types of risk are addressed as part of presentations on related topics (e.g. compliance policies) or in the context of presentations focused specifically on one or more risks. The Board also receives reports from GSAM management on operational risks, reputational risks and counterparty risks relating to the Funds.

Board oversight of risk management is also performed by various Board committees. For example, the Audit Committee meets with both the Funds’ independent registered public accounting firm and GSAM’s internal audit group to review risk controls in place that support the Funds as well as test results, and the Compliance Committee meets with the CCO and representatives of GSAM’s compliance group to review testing results of the Funds’ compliance policies and procedures and other compliance issues. Board oversight of risk is also performed as needed between meetings through communications between GSAM and the Board. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and other portfolios of the Goldman Sachs Fund Complex as of December 31, 2016, unless otherwise noted.

Name of Trustee	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Portfolios in Fund Complex Overseen By Trustee
Ashok N. Bakhru	Investor Tax-Exempt Money Market Fund: Over $100,000	Over $100,000
Kathryn A. Cassidy	Financial Square Money Market Fund: $1-$10,000	Over $100,000
Diana M. Daniels	None	Over $100,000
Herbert J. Markley	None	Over $100,000
James A. McNamara	Financial Square Treasury Obligations Fund: $1-$10,000 Financial Square Treasury Solutions: $1-$10,000	Over $100,000
Jessica Palmer	None	Over $100,000
Roy W. Templin	None	Over $100,000
Gregory G. Weaver	None	Over $100,000

[1]	Includes the value of shares beneficially owned by each Trustee in each Fund described in this SAI.

As of December 1, 2017, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Board Compensation

Each Independent Trustee is compensated with a unitary annual fee for his or her services as a Trustee of the Trust and as a member of the Governance and Nominating Committee, Compliance Committee, Contract Review Committee, and Audit Committee. The Chairman and “audit committee financial expert” receive additional compensation for their services. The Independent Trustees are also reimbursed for reasonable travel expenses incurred in connection with attending meetings. The Trust may also pay the reasonable incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

The following tables set forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2017:

Trustee Compensation

	Financial Square Funds								Investor Funds
Name of Trustee	Prime Obligations Fund	Money Market Fund	Tax-Exempt Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Treasury Solutions Fund	Government Fund	Federal Instruments Fund	Money Market Fund	Tax-Exempt Money Market Fund
Ashok N. Bakhru(1)	$3,982	$4,404	$3,474	$11,815	$24,873	$7,616	$44,283	$3,762	$3,586	$3,870
Kathryn A. Cassidy	2,649	2,930	2,311	7,860	16,547	5,067	29,460	2,503	2,386	2,575
Diana M. Daniels	2,649	2,930	2,311	7,860	16,547	5,067	29,460	2,503	2,386	2,575
Herbert J. Markley	2,649	2,930	2,311	7,860	16,547	5,067	29,460	2,503	2,386	2,575
James A. McNamara(2)	—	—	—	—	—	—	—	—	—	—
Jessica Palmer	2,649	2,930	2,311	7,860	16,547	5,067	29,460	2,503	2,386	2,575
Roy W. Templin	2,649	2,930	2,311	7,860	16,547	5,067	29,460	2,503	2,386	2,575
Gregory G. Weaver(3)	3,062	3,387	2,672	9,086	19,129	5,857	34,056	2,893	2,759	2,976

Name of Trustee	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From Fund Complex (including the Funds)(4)
Ashok N. Bakhru(1)	$0	$217,500
Kathryn A. Cassidy	0	76,500
Diana M. Daniels	0	76,500
Herbert J. Markley	0	76,500
James A. McNamara(2)	—	—
Jessica Palmer	0	76,500
Roy W. Templin	0	76,500
Gregory G. Weaver(3)	0	88,250

[1]	Includes compensation as Board Chairman.
[2]	Mr. McNamara is an Interested Trustee, and, as such, receives no compensation from the Funds or the Goldman Sachs Fund Complex.
[3]	Includes compensation as “audit committee financial expert,” as defined in Item 3 of Form N-CSR.
[4]	Represents fees paid to each Trustee during the fiscal year ended August 31, 2017 from the Goldman Sachs Fund Complex.

The Trust, its Investment Advisers and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds.

MANAGEMENT SERVICES

As stated in the Funds’ Prospectuses, GSAM, 200 West Street, New York, New York 10282, serves as Investment Adviser to the Funds. GSAM is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division (“IMD”) of Goldman Sachs, served as the Funds’ investment adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs Asset Management’s investment advisory responsibilities for those Funds. See “Service Providers” in the Funds’ Prospectuses for a description of the Investment Adviser’s duties to the Funds.

Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York with offices in countries throughout the world. It has trading professionals throughout the United States, as well as in London, Frankfurt, Tokyo, Seoul, Sao Paulo and other major financial centers around the world. The active participation of Goldman Sachs in the world’s financial markets enhances its ability to identify attractive investments. Goldman Sachs has agreed to permit the Funds to use the name “Goldman Sachs” or a derivative thereof as part of each Fund’s name for as long as each Fund’s Management Agreement (as described below) is in effect.

The Management Agreements provide that GSAM, in its capacity as Investment Adviser, may render similar services to others so long as the services under the Management Agreements are not impaired thereby. The Funds’ Management Agreements were approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”) on June 14, 2017, with respect to each of the Funds. A discussion regarding the Trustees’ basis for approving the Management Agreements in 2017 is available in the Funds’ annual reports for the fiscal year ended August 31, 2017.

Each Management Agreement will remain in effect until June 30, 2018 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreements provide that GSAM shall not be liable to a Fund for any error of judgment by GSAM or for any loss sustained by a Fund except in the case of GSAM’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreements also provide that they shall terminate automatically if assigned and that they may be terminated with respect to any particular Funds without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund on 60 days’ written notice to GSAM or by GSAM without penalty at any time on 90 days’ (60 days with respect to a Fund) written notice to the Trust.

Pursuant to the Management Agreements, the Investment Adviser is entitled to receive a fee from the Trust, computed daily and paid monthly, at the annual rates of each Fund’s average daily net assets set forth in the table below. Also included below are the actual management fee rates paid by each Fund (after application of any management fee waivers, as indicated) for the fiscal year ended August 31, 2017. The Investment Adviser may waive a portion of its management fee payable by a Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests.

Fund	Contractual Rate	Actual Rate for the Fiscal Year Ended August 31, 2017
Financial Square Prime Obligations Fund	0.205%	0.16%
Financial Square Money Market Fund	0.205%	0.16%
Financial Square Tax-Exempt Money Market Fund	0.205%	0.16%
Financial Square Treasury Obligations Fund	0.205%	0.18%
Financial Square Treasury Instruments Fund	0.205%	0.18%
Financial Square Treasury Solutions Fund	0.205%	0.18%
Financial Square Government Fund	0.205%	0.16%
Financial Square Federal Instruments Fund	0.205%	0.18%
Investor Money Market Fund	0.205%	0.16%
Investor Tax-Exempt Money Market Fund	0.205%	0.16%

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the amounts of fees incurred by each Fund under its respective Management Agreement were as follows (with and without the fee waivers that were then in effect and $ in thousands):

	2017		2016		2015
Fund	With Fee Waiver*	Without Fee Waiver	With Fee Waiver**	Without Fee Waiver	With Fee Waiver***	Without Fee Waiver
Financial Square Prime Obligations Fund	$2,457	$3,148	$22,663	$29,037	$21,158	$27,120
Financial Square Money Market Fund	4,679	5,995	61,611	78,939	51,721	66,267
Financial Square Tax-Exempt Money Market Fund****	13	17	3	4	N/A	N/A
Financial Square Treasury Obligations Fund	36,591	41,674	27,764	33,115	15,200	36,564
Financial Square Treasury Instruments Fund	90,320	102,866	77,664	93,661	19,808	74,496
Financial Square Treasury Solutions Fund	17,430	19,852	17,730	21,915	10,453	23,177
Financial Square Government Fund	147,367	188,815	71,171	91,188	42,343	65,439
Financial Square Federal Instruments Fund*****	1,234	1,406	823	940	N/A	N/A
Investor Money Market Fund******	330	423	9	12	N/A	N/A
Investor Tax-Exempt Money Market Fund	1,529	1,959	4,122	8,675	3,994	11,925

*	During the fiscal year ended August 31, 2017, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds, and the effective fee rates for this period were 0.16%, 0.16%, 0.16%, 0.18%, 0.18%, 0.18%, 0.16%, 0.18%, 0.16% and 0.16%, respectively.
**	During the fiscal year ended August 31, 2016, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds, and the effective fee rates for this period were 0.16%, 0.16%, 0.16%, 0.18%, 0.18%, 0.18%, 0.16%, 0.18%, 0.16% and 0.16%, respectively.
***	During the fiscal year ended August 31, 2015, GSAM agreed to waive a portion of the management fees payable by the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government and Investor Tax-Exempt Money Market Funds, and the effective fee rates for this period were 0.16%, 0.16%, 0.09%, 0.05%, 0.09%, 0.13% and 0.07%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
******	The Investor Money Market Fund commenced operations on January 29, 2016.

Unless required to be performed by others pursuant to agreements with the Funds, the Investment Adviser also performs certain administrative services for each Fund under the Management Agreement. Such administrative services include, subject to the general supervision of the Trustees of the Trust, (i) providing supervision of all aspects of the Fund’s non-investment operations; (ii) providing the Fund with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranging for, at the Fund’s expense, the preparation of all of the Fund’s required tax returns, the preparation and submission of reports to existing shareholders, the periodic updating of the Fund’s prospectus and statement of additional information, and the preparation of reports filed with the SEC and other regulatory authorities; (iv) maintaining all of the Fund’s records; and (v) providing the Fund with adequate office space and all necessary office equipment and services. In overseeing each Fund’s non-investment operations, the Investment Adviser’s services include, among other things, oversight of vendors hired by the Fund, oversight of Fund liquidity and risk management, oversight of regulatory inquiries and requests with respect to the Fund made to the Investment Adviser, valuation and accounting oversight and oversight of ongoing compliance with federal and state securities laws, tax regulations, and other applicable law.

The Distributor and Transfer Agent

Goldman Sachs, 200 West Street, New York, New York 10282, serves as the exclusive distributor of shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Shares of the Funds are offered and sold on a continuous basis by Goldman Sachs, acting as agent. Pursuant to the distribution agreement, after the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain Intermediaries to solicit subscriptions for Class A Shares and Class C Shares of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund and Class R6 Shares of the Financial Square Government Fund. Goldman Sachs receives a portion of the sales charge imposed on the redemption of Class C Shares. Goldman Sachs retained approximately the following commissions on sales of Class C Shares during the following period:

Fund	Fiscal year ended August 31, 2017
Financial Square Government Fund	$1,257
Financial Square Prime Obligations Fund*	171

*	Class C Shares of the Financial Square Prime Obligations Fund were liquidated on October 11, 2016.

The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on June 14, 2017.

Goldman Sachs, 71 South Wacker Drive, Chicago, IL 60606 serves as the Trust’s transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust with respect to each Fund to: (i) record the issuance, transfer and redemption of shares, (ii) provide purchase and redemption confirmations and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust’s custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of the average daily net assets with respect to each class of each Fund. Goldman Sachs may pay to certain intermediaries who perform transfer agent services to shareholders a networking or sub-transfer agent fee. These payments will be made from the transfer agency fees noted above and in the Funds’ Prospectuses.

As compensation for services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs received fees for the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015 from each Fund as follows under the fee schedules then in effect:

	2017		2016		2015
Fund	With Fee Waiver*	Without Fee Waiver	With Fee Waiver**	Without Fee Waiver	With Fee Waiver***	Without Fee Waiver
Financial Square Prime Obligations
Institutional Shares	$137,711	$137,711	$1,112,572	$1,112,574	$982,791	$1,004,311
Administration Shares	8,069	8,069	182,378	182,378	164,632	168,005
Service Shares	2,703	2,703	54,478	54,478	86,454	87,984
Preferred Shares	2,317	2,317	31,762	31,762	32,316	32,704
Select Shares	1,253	1,253	11,945	11,945	10,720	10,953
Capital Shares	949	949	14,368	14,368	9,236	9,388
Cash Management Shares	0	0	0	0	0	0
Premier Shares	0	0	0	0	0	0
Resource Shares	398	398	6,824	6,824	7,520	7,661
Financial Square Money Market
Institutional Shares	$277,910	$277,910	$3,530,663	$3,530,663	$3,068,315	$3,068,315
Administration Shares	2,734	2,734	37,194	37,194	32,530	32,530
Service Shares	189	189	2,735	2,735	2,095	2,095
Preferred Shares	724	724	9,821	9,821	10,747	10,7467
Select Shares	10,337	10,337	238,887	238,887	108,301	108,301
Capital Shares	537	537	30,269	30,269	10,486	10,486
Cash Management Shares	18	18	1,047	1,047	375	375
Premier Shares	0	0	0	0	0	0
Resource Shares	0	0	0	0	0	0
Financial Square Tax-Exempt Money Market****
Institutional Shares	$812	$812	$175	$175	N/A	N/A
Administration Shares	0	0	0	0	N/A	N/A
Service Shares	0	0	0	0	N/A	N/A
Select Shares	0	0	0	0	N/A	N/A
Capital Shares	0	0	0	0	N/A	N/A
Preferred Shares	0	0	0	0	N/A	N/A
Resource Shares	0	0	0	0	N/A	N/A
Financial Square Treasury Obligations
Institutional Shares	$1,753,391	$1,753,387	$1,006,562	$1,301,013	$0	$1,478,298.77
Administration Shares	131,533	131,533	107,739	148,967	0	150,944
Service Shares	93,430	93,430	63,446	87,818	0	86,448
Preferred Shares	11,710	11,710	8,049	12,312	0	15,523
Select Shares	13,542	13,542	13,161	17,724	0	20,262
Capital Shares	29,272	29,272	36,044	47,498	0	32,293
Cash Management Shares	2	2	0	0	0	0
Premier Shares	0	0	0	0	0	21
Resource Shares	0	0	0	0	0	0
Financial Square Treasury Instruments
Institutional Shares	$4,715,507	$4,715,508	$3,535,574	$4,290,721	$0	$3,428,204
Administration Shares	215,127	215,127	159,835	216,925	0	149,919
Service Shares	6,851	6,851	9,295	14,477	0	15,315
Preferred Shares	4,967	4,967	2,696	3,622	0	4,695
Select Shares	6,006	6,006	1,277	2,303	0	10,913
Capital Shares	64,848	64,848	30,903	40,551	0	25,151
Cash Management Shares	19	19	0.48	0.48	0	0
Premier Shares	4,610	4,610	52	54	0	128
Resource Shares	0	0	0	0	0	0

Financial Square Treasury Solutions
Institutional Shares	$892,329	$892,327	$724,927	$984,639	$0	$1,029,923
Administration Shares	21,079	21,079	15,276	24,080	0	39,361
Service Shares	16,825	16,825	14,138	23,072	0	38,834
Preferred Shares	3,291	3,291	3,579	4,932	0	4,811
Select Shares	969	969	717	976	0	3,424
Capital Shares	24,930	24,930	15,214	17,428	0	7,216
Cash Management Shares	6,224	6,224	9,894	13,885	0	6,344
Premier Shares	2,779	2,779	0	0	0	773
Resource Shares	0	0	0	0	0	0
Financial Square Government
Institutional Shares	$8,282,891	$8,282,891	$3,930,153	$3,930,154	$278,492	$2,784,164
Administration Shares	387,140	387,140	243,085	243,085	17,037	204,509
Service Shares	36,747	36,747	37,859	37,859	4,082	42,063
Preferred Shares	72,418	72,418	34,997	34,997	2,198	25,176
Select Shares	276,285	276,285	66,229	66,229	1,786	16,624
Capital Shares	133,175	133,175	134,201	134,201	10,503	119,924
Cash Management Shares	982	982	0.45	0.45	0	0
Premier Shares	6,513	6,513	0	0	0	0
Class R6 Shares*****	1,269	1,269	1	1	N/A	N/A
Resource Shares	7,757	7,757	1,453	1,453	0	0
Class A Shares******	4,516	4,516	13	13	N/A	N/A
Class C Shares******	976	976	12	12	N/A	N/A
Financial Square Federal Instruments*******
Institutional Shares	$60,756	$60,756	$40,946	$41,261	N/A	N/A
Administration Shares	4,746	4,746	2,815	2,840	N/A	N/A
Service Shares	1,452	1,452	1,728	1,754	N/A	N/A
Preferred Shares	4	4	3	3	N/A	N/A
Select Shares	4	4	3	3	N/A	N/A
Capital Shares	1,607	1,607	3	3	N/A	N/A
Premier Shares	4	4	3	3	N/A	N/A
Cash Management Shares	4	4	3	3	N/A	N/A
Investor Money Market********
Class I Shares	$14,432	$14,432	$599	$599	N/A	N/A
Administration Shares	6,119	6,119	2	2	N/A	N/A
Service Shares	4	4	1	1	N/A	N/A
Cash Management Shares	6	6	1	1	N/A	N/A
Resource Shares	4	4	1	1	N/A	N/A
Class A Shares	87	87	2	2	N/A	N/A
Class C Shares	4	4	2	2	N/A	N/A

Investor Tax-Exempt Money Market
Class I Shares	$93,438	$93,438	$125,141	390,614	$0	$535,348
Administration Shares	443	443	3,361	9,308	0	11,487
Service Shares	970	970	2,771	6,194	0	6,127
Preferred Shares	4	4	78	365	0	1,131
Select Shares	117	117	54	11,177	0	25,274
Capital Shares	3	3	2,529	4,718	0	1,159
Cash Management Shares	3	3	0	0	0	0
Premier Shares	0	0	0	0	0	60
Resource Shares	513	513	329	767	0	1,156
Class A Shares*********	0	0	0	0	N/A	N/A
Class C Shares*********	48	48	0	0	N/A	N/A

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds were approximately 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01%, respectively. Goldman Sachs anticipates that these waivers will be temporary, and they may be modified or terminated at any time.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds were approximately 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government and Investor Tax-Exempt Money Market Funds were approximately 0.01%, 0.01%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	Class R6 Shares of the Financial Square Government Fund commenced operations on December 29, 2015.
******	Class A Shares and Class C Shares of the Financial Square Government Fund commenced operations on February 29, 2016.
*******	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
********	Class A, Class C, Class I and Administration Shares of the Investor Money Market Fund commenced operations on January 29, 2016. Cash Management, Resource and Service Shares of the Investor Money Market Fund commenced operations on May 31, 2016.
*********	Class A and Class C Shares of the Investor Tax-Exempt Money Market Fund commenced operations on March 31, 2016.

The Trust’s distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

Expenses

The Trust, on behalf of each Fund, is responsible for the payment of each Fund’s respective expenses. The expenses include, without limitation, the fees payable to the Investment Adviser, distribution fees payable to Goldman Sachs (as applicable), service fees and administration fees paid to Intermediaries, the fees and expenses of the Trust’s custodian and subcustodians, transfer agent fees and expenses, pricing service fees and expenses, brokerage fees and commissions, filing fees for the registration or qualification of the Trust’s shares under federal or state securities laws, expenses of the organization of the Funds, fees and expenses incurred by the Trust in connection with membership in investment company organizations including, but not limited to, the Investment Company Institute, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs or its affiliates with respect to the Trust), expenses of preparing and setting in type Prospectuses, SAIs, proxy material, reports and notices and the printing and distributing of the same to the Trust’s shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its Distribution and Service Plans, compensation and expenses of its Independent Trustees, the fees and expenses of pricing services, dividend expenses on short sales and extraordinary expenses, if any, incurred by the Trust. Except for fees and expenses under any service plan, shareholder administration plan, administration plan or distribution and service plans applicable to a particular class and transfer agency fees and expenses, all Fund expenses are borne on a non-class specific basis.

The imposition of the Investment Adviser’s fees, as well as other operating expenses, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

For the Funds, as of December 29, 2017, the Investment Adviser has agreed to reduce or limit certain “Other Expenses” (excluding acquired fund fees and expenses, administration fees, service fees, service and administration fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annualized basis, 0.014% each Fund’s average daily net assets.

Each arrangement will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Advisers at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” or “Total Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Reimbursement and Other Expense Reductions

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the amounts of certain “Other Expenses” of each Fund were reduced or otherwise limited by the Investment Adviser as follows under the expense limitations with the Funds that were then in effect ($ in thousands):

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$619	$0	$0
Financial Square Money Market Fund	643	0	0
Financial Square Tax-Exempt Money Market Fund*	676	184	N/A
Financial Square Treasury Obligations Fund	0	0	0
Financial Square Treasury Instruments Fund	0	0	0
Financial Square Treasury Solutions Fund	0	0	0
Financial Square Government Fund	0	0	0
Financial Square Federal Instruments Fund**	351	755	N/A
Investor Money Market Fund***	578	300	N/A
Investor Tax-Exempt Money Market Fund	608	594	0

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
***	The Investor Money Market Fund commenced operations on January 29, 2016.

Such reductions or limits, if any, are calculated monthly on a cumulative basis during each Fund’s fiscal year and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

Custodian Reimbursements

Each Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in each Fund’s expenses. For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, each Fund’s custody fees were reduced by the following amounts under such arrangements:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$0	$0	$0
Financial Square Money Market Fund	$0	0	0
Financial Square Tax-Exempt Money Market Fund*	$0	0	N/A
Financial Square Treasury Obligations Fund	$0	0	0
Financial Square Treasury Instruments Fund	$0	0	0
Financial Square Treasury Solutions Fund	$0	0	0
Financial Square Government Fund	$0	0	0
Financial Square Federal Instruments Fund**	$0	0	N/A
Investor Money Market Fund***	$0	0	N/A
Investor Tax-Exempt Money Market Fund	$0	0	0

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
***	The Investor Money Market Fund commenced operations on January 29, 2016.

Fees and expenses borne by the Funds relating to legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the Investment Adviser’s costs of performing certain accounting services not being provided by a Fund’s custodian.

Custodian

BNYM acts as custodian of the Funds’ assets. In that capacity, BNYM maintains the accounting records and calculates the daily NAV per share of the Funds. Its mailing address is One Wall Street, New York, New York 10286.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, MA 02210, is the Funds’ independent registered public accounting firm. In addition to audit services, PricewaterhouseCoopers LLP prepares the Funds’ federal and state tax returns, and provides assistance on certain non-audit matters.

POTENTIAL CONFLICTS OF INTEREST

General Categories of Conflicts Associated with the Funds

Goldman Sachs (which, for purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, shall mean, collectively, The Goldman Sachs Group, Inc., the Investment Adviser and their affiliates, directors, partners, trustees, managers, members, officers and employees) is a worldwide, full-service investment banking, broker-dealer, asset management and financial services organization and a major participant in global financial markets. As such, it provides a wide range of financial services to a substantial and diversified client base. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments for its own account and for the accounts of clients and of its personnel, through client accounts and the relationships and products it sponsors, manages and advises (such Goldman Sachs or other client accounts (including the Funds), relationships and products collectively, the “Accounts”). Goldman Sachs has direct and indirect interests in the global fixed income, currency, commodity, equities, bank loan and other markets, and the securities and issuers, in which the Funds may directly and indirectly invest. As a result, Goldman Sachs’ activities and dealings may affect the Funds in ways that may disadvantage or restrict the Funds and/or benefit Goldman Sachs or other Accounts. For purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, “Funds” shall mean, collectively, the Funds and any of the other Goldman Sachs Funds.

The following are descriptions of certain conflicts of interest and potential conflicts of interest that may be associated with the financial or other interests that the Investment Adviser and Goldman Sachs may have in transactions effected by, with, or on behalf of the Funds. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Investment Adviser or Goldman Sachs may have now or in the future. Additional information about potential conflicts of interest regarding the Investment Adviser and Goldman Sachs is set forth in the Investment Adviser’s Form ADV, which prospective shareholders should review prior to purchasing Fund shares. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

The Sale of Fund Shares and the Allocation of Investment Opportunities

Sales Incentives and Related Conflicts Arising from Goldman Sachs’ Financial and Other Relationships with Intermediaries

Goldman Sachs and its personnel, including employees of the Investment Adviser, may receive benefits and earn fees and compensation for services provided to Accounts (including the Funds) and in connection with the distribution of the Funds. Moreover, Goldman Sachs and its personnel, including employees of the Investment Adviser, may have relationships (both involving and not involving the Funds, and including without limitation placement, brokerage, advisory and board relationships) with distributors, consultants and others who recommend, or engage in transactions with or for, the Funds. Such distributors, consultants and other parties may receive compensation from Goldman Sachs or the Funds in connection with such relationships. As a result of these relationships, distributors, consultants and other parties may have conflicts that create incentives for them to promote the Funds.

To the extent permitted by applicable law, Goldman Sachs and the Funds may make payments to authorized dealers and other financial intermediaries and to salespersons to promote the Funds. These payments may be made out of Goldman Sachs’ assets or amounts payable to Goldman Sachs. These payments may create an incentive for such persons to highlight, feature or recommend the Funds.

Allocation of Investment Opportunities Among the Funds and Other Accounts

The Investment Adviser may manage or advise multiple Accounts (including Accounts in which Goldman Sachs and its personnel have an interest) that have investment objectives that are the same or similar to the Funds and that may seek to make or sell investments in the same securities or other instruments, sectors or strategies as the Funds. This creates potential conflicts, particularly in circumstances where the availability or liquidity of such investment opportunities is limited (e.g., in local and emerging markets, high yield securities, fixed income securities, regulated industries, small capitalization, direct or indirect investments in private investment funds, investments in master limited partnerships in the oil and gas industry and initial public offerings/new issues).

The Investment Adviser does not receive performance-based compensation in respect of its investment management activities on behalf of the Funds, but may simultaneously manage Accounts for which the Investment Adviser receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Funds. The simultaneous management of Accounts that pay greater fees or other compensation and the Funds creates a conflict of interest as the Investment Adviser has an incentive to favor Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among Accounts. For instance, the Investment Adviser may be faced with a conflict of interest when allocating scarce investment opportunities given the possibly greater fees from Accounts that pay performance-based fees. To address these types of conflicts, the Investment Adviser has adopted policies and procedures under which it will allocate investment opportunities in a manner that it believes is consistent with its obligations and fiduciary duties as an investment adviser. However, the amount, timing, structuring or terms of an investment by the Funds may differ from, and performance may be lower than, the investments and performance of other Accounts.

To address these potential conflicts, the Investment Adviser has developed allocation policies and procedures that provide that the Investment Adviser’s personnel making portfolio decisions for Accounts will make investment decisions for, and allocate investment opportunities among, such Accounts consistent with the Investment Adviser’s fiduciary obligations. These policies and procedures may result in the pro rata allocation (on a basis determined by the Investment Adviser) of limited opportunities across eligible Accounts managed by a particular portfolio management team, but in other cases such allocation may not be pro rata.

Allocation-related decisions for the Funds and other Accounts may be made by reference to one or more factors. Factors may include: the Account’s portfolio and its investment horizons, objectives, guidelines and restrictions (including legal and regulatory restrictions affecting certain Accounts or affecting holdings across Accounts); client instructions; strategic fit and other portfolio management considerations, including different desired levels of exposure to certain strategies; the expected future capacity of the Funds and the applicable Accounts; limits on the Investment Adviser’s brokerage discretion; cash and liquidity needs and other considerations; the availability of other appropriate or substantially similar investment opportunities; and differences in benchmark factors and hedging strategies among Accounts. Suitability considerations, reputational matters and other considerations may also be considered.

In a case in which one or more Accounts are intended to be the Investment Adviser’s primary investment vehicles focused on, or to receive priority with respect to, a particular trading strategy, other Accounts (including the Funds) may not have access to such strategy or may have more limited access than would otherwise be the case. To the extent that such Accounts are managed by areas of Goldman Sachs other than the Investment Adviser, such Accounts will not be subject to the Investment Adviser’s allocation policies. Investments by such Accounts may reduce or eliminate the availability of investment opportunities to, or otherwise adversely affect, the Fund. Furthermore, in cases in which one or more Accounts are intended to be the Investment Adviser’s primary investment vehicles focused on, or receive priority with respect to, a particular trading strategy or type of investment, such Accounts may have specific policies or guidelines with respect to Accounts or other persons receiving the opportunity to invest alongside such Accounts with respect to one or more investments (“Co-Investment Opportunities”). As a result, certain Accounts or other persons will receive allocations to, or rights to invest in, Co-Investment Opportunities that are not available generally to the Funds.

In addition, in some cases the Investment Adviser may make investment recommendations to Accounts that make investment decisions independently of the Investment Adviser. In circumstances in which there is limited availability of an investment opportunity, if such Accounts invest in the investment opportunity at the same time as, or prior to, a Fund, the availability of the investment opportunity for the Fund will be reduced irrespective of the Investment Adviser’s policies regarding allocations of investments.

The Investment Adviser may, from time to time, develop and implement new trading strategies or seek to participate in new trading strategies and investment opportunities. These strategies and opportunities may not be employed in all Accounts or employed pro rata among Accounts where they are used, even if the strategy or opportunity is consistent with the objectives of such Accounts. Further, a trading strategy employed for a Fund that is similar to, or the same as, that of another Account may be implemented differently, sometimes to a material extent. For example, a Fund may invest in different securities or other assets, or invest in the same securities and other assets but in different proportions, than another Account with the same or similar trading strategy. The implementation of the Fund’s trading strategy will depend on a variety of factors, including the portfolio managers involved in managing the trading strategy for the Account, the time difference associated with the location of different portfolio management teams, and the factors described above and in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management of Advisory Accounts; Allocation of Opportunities”) of the Investment Adviser’s Form ADV.

During periods of unusual market conditions, the Investment Adviser may deviate from its normal trade allocation practices. For example, this may occur with respect to the management of unlevered and/or long-only Accounts that are typically managed on a side-by-side basis with levered and/or long-short Accounts.

The Investment Adviser and the Funds may receive notice of, or offers to participate in, investment opportunities from third parties for various reasons. The Investment Adviser in its sole discretion will determine whether a Fund will participate in any such investment opportunities and investors should not expect that the Fund will participate in any such investment opportunities unless the opportunities are received pursuant to contractual requirements, such as preemptive rights or rights offerings, under the terms of the Fund’s investments. Moreover, Goldman Sachs businesses outside of the Investment Adviser are under no obligation or other duty to provide investment opportunities to the Funds, and generally are not expected to do so. Further, opportunities sourced within particular portfolio management teams within the Investment Adviser may not be allocated to Accounts (including the Funds) managed by such teams or by other teams. Opportunities not allocated (or not fully allocated) to the Funds or other Accounts managed by the Investment Adviser may be undertaken by Goldman Sachs (including the Investment Adviser), including for Goldman Sachs Accounts, or made available to other Accounts or third parties, and the Funds will not receive any compensation related to such opportunities. Additional information about the Investment Adviser’s allocation policies is set forth in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management of Advisory Accounts; Allocation of Opportunities”) of the Investment Adviser’s Form ADV.

As a result of the various considerations above, there will be cases in which certain Accounts (including Accounts in which Goldman Sachs and personnel of Goldman Sachs have an interest) receive an allocation of an investment opportunity at times that the Funds do not, or when the Funds receive an allocation of such opportunities but on different terms than other Accounts (which may be less favorable). The application of these considerations may cause differences in the performance of different Accounts that employ strategies the same or similar to those of the Funds.

Multiple Accounts (including the Funds) may participate in a particular investment or incur other expenses applicable in connection with their operation or management, or otherwise may be subject to costs or expenses that are allocable to more than one Account (which may include, without limitation, research expenses, technology expenses, expenses relating to participation in bondholder groups, restructurings, and class action and other litigation, and insurance premiums). The Investment Adviser may allocate investment-related and other expenses on a pro rata or different basis.

Accounts will incur expenses with respect to the consideration and pursuit of transactions that are not ultimately consummated (“broken-deal expenses”). Examples of broken-deal expenses include (i) research costs, (ii) fees and expenses of legal, financial, accounting, consulting or other advisers (including the Investment Adviser or its affiliates) in connection with conducting due diligence or otherwise pursuing a particular non-consummated transaction, (iii) fees and expenses in connection with arranging financing for a particular non-consummated transaction, (iv) travel costs, (v) deposits or down payments that are forfeited in connection with, or amounts paid as a penalty for, a particular non-consummated transaction and (vi) other expenses incurred in connection with activities related to a particular non-consummated transaction.

The Investment Adviser has adopted a policy relating to the allocation of broken-deal expenses among Accounts (including the Funds) and other potential investors. Pursuant to the policy, broken-deal expenses generally will be allocated among Accounts in the manner that the Investment Adviser determines to be fair and equitable, which may be pro rata or on a different basis.

Goldman Sachs’ Financial and Other Interests May Incentivize Goldman Sachs to Promote the Sale of Fund Shares

Goldman Sachs and its personnel have interests in promoting sales of Fund shares, and the compensation from such sales may be greater than the compensation relating to sales of interests in other Accounts. Therefore, Goldman Sachs and its personnel may have a financial interest in promoting Fund shares over interests in other Accounts.

Management of the Funds by the Investment Adviser

Considerations Relating to Information Held by Goldman Sachs

Goldman Sachs has established certain information barriers and other policies to address the sharing of information between different businesses within Goldman Sachs. As a result of information barriers, the Investment Adviser generally will not have access, or will have limited access, to information and personnel in other areas of Goldman Sachs, and generally will not manage the Funds with the benefit of information held by such other areas. Goldman Sachs, due to its access to and knowledge of funds, markets and securities based on its prime brokerage and other businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Funds, and will not have any obligation or other duty to share information with the Investment Adviser.

Information barriers also exist between certain businesses within the Investment Adviser, and the conflicts described herein with respect to information barriers and otherwise with respect to Goldman Sachs and the Investment Adviser will also apply to the businesses within the Investment Adviser. There may also be circumstances in which, as a result of information held by certain portfolio management teams in the Investment Adviser, the Investment Adviser limits an activity or transaction for a Fund, including if the Fund is managed by a portfolio management team other than the team holding such information.

In addition, regardless of the existence of information barriers, Goldman Sachs will not have any obligation or other duty to make available for the benefit of the Funds any information regarding Goldman Sachs’ trading activities, strategies or views, or the activities, strategies or views used for other Accounts. Furthermore, to the extent that the Investment Adviser has access to fundamental analysis and proprietary technical models or other information developed by Goldman Sachs and its personnel, or other parts of the Investment Adviser, the Investment Adviser will not be under any obligation or other duty to effect transactions on behalf of Accounts (including the Funds) in accordance with such analysis and models. In the event Goldman Sachs elects not to share certain information with the Investment Adviser or personnel involved in decision-making for Accounts (including the Funds), the Funds may make investment decisions that differ from those they would have made if Goldman Sachs had provided such information, which may be disadvantageous to the Funds.

Different areas of the Investment Adviser and Goldman Sachs may take views, and make decisions or recommendations, that are different than other areas of the Investment Adviser and Goldman Sachs. Different portfolio management teams within the Investment Adviser may make decisions based on information or take (or refrain from taking) actions with respect to Accounts they advise in a manner that may be different than or adverse to the Funds. Such teams might not share information with the Funds’ portfolio management teams, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.

Goldman Sachs operates a business known as Goldman Sachs Securities Services (“GSS”), which provides prime brokerage, administrative and other services to clients which may involve investment funds (including pooled investment vehicles and private funds) in which one or more Accounts invest (“Underlying Funds”) or markets and securities in which Accounts invest. GSS and other parts of Goldman Sachs have broad access to information regarding the current status of certain markets, investments and funds and detailed information about fund operators that is not available to the Investment Adviser. In addition, Goldman Sachs may act as a prime broker to one or more Underlying Funds, in which case Goldman Sachs will have information concerning the investments and transactions of such Underlying Funds that is not available to the Investment Adviser. As a result of these and other activities, parts of Goldman Sachs may be in possession of information in respect of markets, investments, investment advisers that are affiliated or unaffiliated with Goldman Sachs and Underlying Funds, which, if known to the Investment Adviser, might cause the Investment Adviser to seek to dispose of, retain or increase interests in investments held by Accounts or acquire certain positions on behalf of Accounts, or take other actions. Goldman Sachs will be under no obligation or other duty to make any such information available to the Investment Adviser or personnel involved in decision-making for Accounts (including the Funds).

Valuation of the Funds’ Investments

The Investment Adviser, while not the primary valuation agent of the Funds, performs certain valuation services related to securities and assets held in the Funds. The Investment Adviser performs such valuation services in accordance with its valuation policies. The Investment Adviser may value an identical asset differently than another division or unit within Goldman Sachs values the asset, including because such other division or unit has information or uses valuation techniques and models that it does not share with, or that are different than those of, the Investment Adviser. This is particularly the case in respect of difficult-to-value assets. The Investment Adviser may also value an identical asset differently in different Accounts, including because different Accounts are subject to different valuation guidelines pursuant to their respective governing agreements (e.g., in connection with certain regulatory restrictions applicable to different Accounts), different third-party vendors are hired to perform valuation functions for the Accounts, the Accounts are managed or advised by different portfolio management teams within the Investment Adviser that employ different valuation policies or procedures, or otherwise. The Investment Adviser will face a conflict with respect to valuations generally because of their effect on the Investment Adviser’s fees and other compensation. Furthermore, the application of particular valuation policies with respect to the Funds may result in improved performance of the Funds.

Goldman Sachs’ and the Investment Adviser’s Activities on Behalf of Other Accounts

Goldman Sachs engages in a variety of activities in the global financial markets. The extent of Goldman Sachs’ activities in the global financial markets, including without limitation in its capacity as an investment banker, research provider, investment adviser, financier, adviser, market maker, prime broker, derivatives dealer, lender, counterparty, agent, principal and investor, as well as in other capacities, may have potential adverse effects on the Funds.

The Investment Adviser provides advisory services to the Funds. The Investment Adviser’s decisions and actions on behalf of the Funds may differ from those on behalf of other Accounts. Advice given to, or investment or voting decisions made for, one or more Accounts may compete with, affect, differ from, conflict with, or involve timing different from, advice given to or investment decisions made for the Funds. Goldman Sachs (including the Investment Adviser), the clients it advises, and its personnel have interests in and advise Accounts that have investment objectives or portfolios similar to, related to or opposed to those of the Funds. Goldman Sachs may receive greater fees or other compensation (including performance-based fees) from such Accounts than it does from the Funds. In addition, Goldman Sachs (including the Investment Adviser) the clients it advises, and its personnel may engage (or consider engaging) in commercial arrangements or transactions with Accounts, and/or may compete for commercial arrangements or transactions in the same types of companies, assets, securities and other instruments as the Funds. Decisions and actions of the Investment Adviser on behalf of the Funds may differ from those by Goldman Sachs (including the Investment Adviser) on behalf of other Accounts, including Accounts sponsored, managed or advised by the Investment Adviser. Advice given to, or investment or voting decisions made for, the Funds may compete with, affect, differ from, conflict with, or involve timing different from, advice given to, or investment or voting decisions made for, other Accounts, including Accounts sponsored, managed or advised by the Investment Adviser.

Transactions by, advice to and activities of Accounts may involve the same or related companies, securities or other assets or instruments as those in which the Funds invest, and such Accounts may engage in a strategy while a Fund is undertaking the same or a differing strategy, any of which could directly or indirectly disadvantage the Fund (including its ability to engage in a transaction or other activities) or the prices or terms at which the Fund’s transactions or other activities may be effected. For example, Goldman Sachs may be engaged to provide advice to an Account that is considering entering into a transaction with a Fund, and Goldman Sachs may advise the Account not to pursue the transaction with the Fund, or otherwise in connection with a potential transaction provide advice to the Account that would be adverse to the Fund. Additionally, a Fund may buy a security and an Account may establish a short position in that same security or in similar securities. This short position may result in the impairment of the price of the security that the Fund holds or may be designed to profit from a decline in the price of the security. A Fund could similarly be adversely impacted if it establishes a short position, following which an Account takes a long position in the same security or in similar securities. To the extent a Fund engages in transactions in the same or similar types of securities or other investments as other Accounts, the Fund and other Accounts may compete for such transactions or investments, and transactions or investments by such other Accounts may negatively affect the transactions of the Fund (including the ability of the Fund to engage in such a transaction or investment or other activities), or the price or terms at which the Fund’s transactions or investments or other activities may be effected. In some cases, such adverse impacts may result from differences in the timing of transactions by Accounts relative to when a Fund executes transactions in the same securities. Moreover, a Fund, on the one hand, and Goldman Sachs or other Accounts, on the other hand, may vote differently on or take or refrain from taking different actions with respect to the same security, which may be disadvantageous to the Fund.

Goldman Sachs (including, as applicable, the Investment Adviser) and its personnel, when acting as an investment banker, research provider, investment adviser, financier, adviser, market maker, prime broker, derivatives dealer, lender, counterparty or investor, or in other capacities, may advise on transactions, make investment decisions or recommendations, provide differing investment views or have views with respect to research or valuations that are inconsistent with, or adverse to, the interests and activities of the Funds. Shareholders may be offered access to advisory services through several different Goldman Sachs advisory businesses (including Goldman Sachs & Co. LLC and the Investment Adviser). Different advisory businesses within Goldman Sachs manage Accounts according to different strategies and may also apply different criteria to the same or similar strategies and may have differing investment views in respect of an issuer or a security or other investment. Similarly, within the Investment Adviser, certain investment teams or portfolio managers may have differing or opposite investment views in respect of an issuer or a security, and the positions a Fund’s investment team or portfolio managers take in respect of the Fund may be inconsistent with, or adversely affected by, the interests and activities of the Accounts advised by other investment teams or portfolio managers of the Investment Adviser. Research, analyses or viewpoints may be available to clients or potential clients at different times. Goldman Sachs will not have any obligation or other duty to make available to the Funds any research or analysis prior to its public dissemination. The Investment Adviser is responsible for making investment decisions on behalf of the Funds, and such investment decisions can differ from investment decisions or recommendations by Goldman Sachs on behalf of other Accounts. Goldman Sachs, on behalf of one or more Accounts, may implement an investment decision or strategy ahead of, or contemporaneously with, or behind similar investment decisions or strategies made for the Funds (whether or not the investment decisions emanate from the same research analysis or other information). The relative timing for the implementation of investment decisions or strategies for Accounts (including Accounts sponsored, managed or advised by the Investment Adviser), on the one hand, and the Funds, on the other hand, may disadvantage the Funds. Certain factors, for example, market impact, liquidity constraints, or other circumstances, could result in the Funds receiving less favorable trading results or incurring increased costs associated with implementing such investment decisions or strategies, or being otherwise disadvantaged.

Subject to applicable law, the Investment Adviser may cause the Funds to invest in securities, bank loans or other obligations of companies affiliated with or advised by Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in other Accounts being relieved of obligations or otherwise divested of investments, which may enhance the profitability of Goldman Sachs’ or other Accounts’ investment in and activities with respect to such companies. Goldman Sachs may, in its discretion, recommend that the Funds have ongoing business dealings, arrangements or agreements with persons who are former employees of Goldman Sachs. The Funds may bear, directly or indirectly, the costs of such dealings, arrangements or agreements. This recommendation may create a conflict of interest between Goldman Sachs (acting on behalf of the Funds) and the Funds if the Funds determine not to engage in or continue such dealings, arrangements or agreements.

When the Investment Adviser wishes to place an order for different types of Accounts (including the Funds) for which aggregation is not practicable, the Investment Adviser may use a trade sequencing and rotation policy to determine which type of Account is to be traded first. Under this policy, each portfolio management team may determine the length of its trade rotation period and the sequencing schedule for different categories of clients within this period provided that the trading periods and these sequencing schedules are designed to be fair and equitable over time. The portfolio management teams currently base their trading periods and rotation schedules on the relative amounts of assets managed for different client categories (e.g., unconstrained client accounts, “wrap program” accounts, etc.) and, as a result, the Funds may trade behind other Accounts. Within a given trading period, the sequencing schedule establishes when and how frequently a given client category will trade first in the order of rotation. The Investment Adviser may deviate from the predetermined sequencing schedule under certain circumstances, and the Investment Adviser’s trade sequencing and rotation policy may be amended, modified or supplemented at any time without prior notice to clients.

Potential Conflicts Relating to Follow-On Investments

From time to time, the Investment Adviser may provide opportunities to Accounts (including potentially the Funds) to make investments in companies in which certain Accounts have already invested. Such follow-on investments can create conflicts of interest, such as the determination of the terms of the new investment and the allocation of such opportunities among Accounts (including the Funds). Follow-on investment opportunities may be available to the Funds notwithstanding that the Funds have no existing investment in the issuer, resulting in the assets of the Funds potentially providing value to, or otherwise supporting the investments of, other Accounts. Accounts (including the Funds) may also participate in releveraging, recapitalization, and similar transactions involving companies in which other Accounts have invested or will invest. Conflicts of interest in these and other transactions may arise between Accounts (including the Funds) with existing investments in a company and Accounts making subsequent investments in the company, which may have opposing interests regarding pricing and other terms. The subsequent investments may dilute or otherwise adversely affect the interests of the previously-invested Accounts (including the Funds).

Diverse Interests of Shareholders

The various types of investors in and beneficiaries of the Funds, including to the extent applicable the Investment Adviser and its affiliates, may have conflicting investment, tax and other interests with respect to their interests in the Funds. When considering a potential investment for a Fund, the Investment Adviser will generally consider the investment objectives of the Fund, not the investment objectives of any particular investor or beneficiary. The Investment Adviser may make decisions, including with respect to tax matters, from time to time that may be more beneficial to one type of investor or beneficiary than another, or to the Investment Adviser and its affiliates than to investors or beneficiaries unaffiliated with the Investment Adviser. In addition, Goldman Sachs may face certain tax risks based on positions taken by the Funds, including as a withholding agent. Goldman Sachs reserves the right on behalf of itself and its affiliates to take actions adverse to the Funds or other Accounts in these circumstances, including withholding amounts to cover actual or potential tax liabilities.

Selection of Service Providers

The Funds expect to engage service providers (including attorneys and consultants) that may also provide services to Goldman Sachs and other Accounts. The Investment Adviser intends to select these service providers based on a number of factors, including expertise and experience, knowledge of related or similar products, quality of service, reputation in the marketplace, relationships with the Investment Adviser, Goldman Sachs or others, and price. These service providers may have business, financial, or other relationships with Goldman Sachs (including its personnel), which may or may not influence the Investment Adviser’s selection of these service providers for the Funds. In such circumstances, there may be a conflict of interest between Goldman Sachs (acting on behalf of the Funds) and the Funds if the Funds determine not to engage or continue to engage these service providers. Notwithstanding the foregoing, the selection of service providers for the Funds will be conducted in accordance with the Investment Adviser’s fiduciary obligations to the Funds. The service providers selected by the Investment Adviser may charge different rates to different recipients based on the specific services provided, the personnel providing the services, or other factors. As a result, the rates paid with respect to these service providers by a Fund, on the one hand, may be more or less favorable than the rates paid by Goldman Sachs, including the Investment Adviser, on the other hand. In addition, the rates paid by the Investment Adviser or the Funds, on the one hand, may be more or less favorable than the rates paid by other parts of Goldman Sachs or Accounts managed by other parts of Goldman Sachs, on the other hand. Goldman Sachs (including the Investment Adviser) may hold investments in companies that provide services to entities in which the Funds invest generally, and, subject to applicable law, the Investment Adviser may refer or introduce such companies’ services to entities that have issued securities held by the Funds.

Investments in Goldman Sachs Funds

To the extent permitted by applicable law, the Funds may invest in money market and other funds sponsored, managed or advised by Goldman Sachs. In connection with any such investments, a Fund, to the extent permitted by the Act, will pay all advisory, administrative or Rule 12b-1 fees applicable to the investment, and fees to the Investment Adviser by the Funds will not be reduced by any fees payable by the Funds to Goldman Sachs as manager of such Funds (i.e., there could be “double fees” involved in making any such investment, which would not arise in connection with the direct allocation of assets by investors in the Funds to such Funds), other than in certain specified cases. In such circumstances, as well as in all other circumstances in which Goldman Sachs receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to the Funds will be required.

Goldman Sachs May In-Source or Outsource

Subject to applicable law, Goldman Sachs, including the Investment Adviser, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Distributions of Assets Other Than Cash

With respect to redemptions from the Funds, the Funds may, in certain circumstances, have discretion to decide whether to permit or limit redemptions and whether to make distributions in connection with redemptions in the form of securities or other assets, and in such case, the composition of such distributions. In making such decisions, the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to redeeming investors and remaining investors.

Goldman Sachs May Act in a Capacity Other Than Investment Adviser to the Funds

Investments in Different Parts of an Issuer’s Capital Structure

Goldman Sachs (including the Investment Adviser) or Accounts, on the one hand, and the Funds, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. As a result, Goldman Sachs (including the Investment Adviser) or Accounts may take actions that adversely affect the Funds. In addition, Goldman Sachs (including the Investment Adviser) may advise Accounts with respect to different parts of the capital structure of the same issuer, or classes of securities that are subordinate or senior to securities, in which the Funds invest. Goldman Sachs (including the Investment Adviser) may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of itself or other Accounts with respect to an issuer in which the Funds have invested, and such actions (or refraining from action) may have a material adverse effect on the Funds.

For example, in the event that Goldman Sachs (including the Investment Adviser) or an Account holds loans, securities or other positions in the capital structure of an issuer that ranks senior in preference to the holdings of a Fund in the same issuer, and the issuer experiences financial or operational challenges, Goldman Sachs (including the Investment Adviser), acting on behalf of itself or the Account, may seek a liquidation, reorganization or restructuring of the issuer, or terms in connection with the foregoing, that may have an adverse effect on or otherwise conflict with the interests of the Fund’s holdings in the issuer. In connection with any such liquidation, reorganization or restructuring, the Fund’s holdings in the issuer may be extinguished or substantially diluted, while Goldman Sachs (including the Investment Adviser) or another Account may receive a recovery of some or all of the amounts due to them. In addition, in connection with any lending arrangements involving the issuer in which Goldman Sachs (including the Investment Adviser) or an Account participates, Goldman Sachs (including the Investment Adviser) or the Account may seek to exercise its rights under the applicable loan agreement or other document, which may be detrimental to the Fund. In situations in which Goldman Sachs (including the Investment Adviser) holds positions in multiple parts of the capital structure of an issuer across Accounts (including the Funds), the Investment Adviser may not pursue actions or remedies that may be available to the Fund, as a result of legal and regulatory requirements or otherwise.

These potential issues are examples of conflicts that Goldman Sachs (including the Investment Adviser) will face in situations in which the Funds, and Goldman Sachs (including the Investment Adviser) or other Accounts, invest in or extend credit to different parts of the capital structure of a single issuer. Goldman Sachs (including the Investment Adviser) addresses these issues based on the circumstances of particular situations. For example, Goldman Sachs (including the Investment Adviser) may determine to rely on information barriers between different Goldman Sachs (including the Investment Adviser) business units or portfolio management teams. Goldman Sachs (including the Investment Adviser) may determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.

As a result of the various conflicts and related issues described above and the fact that conflicts will not necessarily be resolved in favor of the interests of the Funds, the Funds could sustain losses during periods in which Goldman Sachs (including the Investment Adviser) and other Accounts (including Accounts sponsored, managed or advised by the Investment Adviser) achieve profits generally or with respect to particular holdings in the same issuer, or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed. The negative effects described above may be more pronounced in connection with transactions in, or the Funds’ use of, small capitalization, emerging market, distressed or less liquid strategies.

Principal and Cross Transactions

When permitted by applicable law and the Investment Adviser’s policies, the Investment Adviser, acting on behalf of the Funds, may enter into transactions in securities and other instruments with or through Goldman Sachs or in Accounts managed by the Investment Adviser or its affiliates, and may (but is under no obligation or other duty to) cause the Funds to engage in transactions in which the Investment Adviser acts as principal on its own behalf (principal transactions), advises both sides of a transaction (cross transactions) and acts as broker for, and receives a commission from, the Funds on one side of a transaction and a brokerage account on the other side of the transaction (agency cross transactions). There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. Goldman Sachs will have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions. The Investment Adviser has developed policies and procedures in relation to such transactions and conflicts. Cross transactions may disproportionately benefit some Accounts relative to other Accounts, including the Funds, due to the relative amount of market savings obtained by the Accounts. Principal, cross or agency cross transactions will be effected in accordance with fiduciary requirements and applicable law.

Goldman Sachs May Act in Multiple Commercial Capacities

To the extent permitted by applicable law, Goldman Sachs may act as broker, dealer, agent, lender or advisor or in other commercial capacities for the Funds or issuers of securities held by the Funds. Goldman Sachs may be entitled to compensation in connection with the provision of such services and the Funds will not be entitled to any such compensation. Goldman Sachs will have an interest in obtaining fees and other compensation in connection with such services that are favorable to Goldman Sachs, and in connection with providing such services may take commercial steps in its own interests, or may advise the parties to which it is providing services to take actions or engage in transactions, that negatively affect the Funds. For example, Goldman Sachs may advise a company to make changes to its capital structure the result of which would be a reduction in the value or priority of a security held (directly or indirectly) by one or more Funds. Actions taken or advised to be taken by Goldman Sachs in connection with other types of transactions may also result in adverse consequences for the Funds. In addition, due to its access to and knowledge of funds, markets and securities based on its other businesses, Goldman Sachs may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Funds. Goldman Sachs may also provide various services to companies in which the Funds have an interest, or to the Funds, which may result in fees, compensation and remuneration as well as other benefits, to Goldman Sachs. Such fees, compensation and remuneration may be substantial. Providing such services to the Funds and companies in which the Funds invest may enhance Goldman Sachs’ relationships with various parties, facilitate additional business development and enable Goldman Sachs to obtain additional business and generate additional revenue.

Goldman Sachs’ activities on behalf of its clients may also restrict investment opportunities that may be available to the Funds. For example, Goldman Sachs is often engaged by companies as a financial advisor, or to provide financing or other services, in connection with commercial transactions that may be potential investment opportunities for the Funds. There may be circumstances in which the Funds are precluded from participating in such transactions as a result of Goldman Sachs’ engagement by such companies. Goldman Sachs reserves the right to act for these companies in such circumstances, notwithstanding the potential adverse effect on the Funds. Goldman Sachs may also represent creditor or debtor companies in proceedings under Chapter 11 of the U.S. Bankruptcy Code (and equivalent non-U.S. bankruptcy laws) or prior to these filings. From time to time, Goldman Sachs may serve on creditor or equity committees. These actions, for which Goldman Sachs may be compensated, may limit or preclude the flexibility that the Funds may otherwise have to buy or sell securities issued by those companies, as well as certain other assets. Please also see “—Management of the Funds by the Investment Adviser—Considerations Relating to Information Held by Goldman Sachs” above and “—Potential Limitations and Restrictions on Investment Opportunities and Activities of Goldman Sachs and the Funds” below.

Subject to applicable law, the Investment Adviser may cause the Funds to invest in securities, bank loans or other obligations of companies affiliated with or advised by Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in Goldman Sachs or other Accounts being relieved of obligations or otherwise divested of investments. For example, subject to applicable law a Fund may acquire securities or indebtedness of a company affiliated with Goldman Sachs directly or indirectly through syndicate or secondary market purchases, or may make a loan to, or purchase securities from, a company that uses the proceeds to repay loans made by Goldman Sachs. These activities by a Fund may enhance the profitability of Goldman Sachs or other Accounts with respect to their investment in and activities relating to such companies. The Fund will not be entitled to compensation as a result of this enhanced profitability.

To the extent permitted by applicable law, Goldman Sachs (including the Investment Adviser) may create, write, sell, issue, invest in or act as placement agent or distributor of derivative instruments related to the Funds, or with respect to underlying securities or assets of the Funds, or which may be otherwise based on or seek to replicate or hedge the performance of the Funds. Such derivative transactions, and any associated hedging activity, may differ from and be adverse to the interests of the Funds.

Goldman Sachs may make loans to, or enter into margin, asset-based or other credit facilities or similar transactions with clients, companies or individuals that may (or may not) be secured by publicly or privately held securities or other assets, including a client’s Fund shares as described above. Some of these borrowers may be public or private companies, or founders, officers or shareholders in companies in which the Funds (directly or indirectly) invest, and such loans may be secured by securities of such companies, which may be the same as, pari passu with, or more senior or junior to, interests held (directly or indirectly) by the Funds. In connection with its rights as lender, Goldman Sachs may act to protect its own commercial interest and may take actions that adversely affect the borrower, including by liquidating or causing the liquidation of securities on behalf of a borrower or foreclosing and liquidating such securities in Goldman Sachs’ own name. The borrower’s actions may in turn adversely affect the Funds (e.g., if the borrower liquidates a large position in a security that is held (directly or indirectly) by one or more Funds, among other potential adverse consequences, the value of such security may decline rapidly and the Funds may in turn decline in value or may be unable to liquidate their positions in such security at an advantageous price or at all). In addition, Goldman Sachs may make loans to shareholders or enter into similar transactions that are secured by a pledge of, or mortgage over, a shareholder’s Fund shares, which would provide Goldman Sachs with the right to redeem such Fund shares in the event that such shareholder defaults on its obligations. These transactions and related redemptions may be significant and may be made without notice to the shareholders.

Code of Ethics and Personal Trading

Each of the Funds and Goldman Sachs, as each Fund’s Investment Adviser and distributor, has adopted a Code of Ethics (the “Code of Ethics”) in compliance with Section 17(j) of the Act designed to provide that personnel of the Investment Adviser, and certain additional Goldman Sachs personnel who support the Investment Adviser, comply with applicable federal securities laws and place the interests of clients first in conducting personal securities transactions. The Code of Ethics imposes certain restrictions on securities transactions in the personal accounts of covered persons to help avoid conflicts of interest. Subject to the limitations of the Code of Ethics, covered persons may buy and sell securities or other investments for their personal accounts, including investments in the Funds, and may also take positions that are the same as, different from, or made at different times than, positions taken (directly or indirectly) by the Funds. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov. Additionally, all Goldman Sachs personnel, including personnel of the Investment Adviser, are subject to firm-wide policies and procedures regarding confidential and proprietary information, information barriers, private investments, outside business activities and personal trading.

Proxy Voting by the Investment Adviser

The Investment Adviser has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by the Investment Adviser in respect of securities held by the Funds may benefit the interests of Goldman Sachs and/or Accounts other than the Funds. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “PROXY VOTING.”

Potential Limitations and Restrictions on Investment Opportunities and Activities of Goldman Sachs and the Funds

The Investment Adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including as a result of applicable regulatory requirements, information held by the Investment Adviser or Goldman Sachs, Goldman Sachs’ roles in connection with other clients and in the capital markets (including in connection with advice it may give to such clients or commercial arrangements or transactions that may be undertaken by such clients or by Goldman Sachs), Goldman Sachs’ internal policies and/or potential reputational risk in connection with Accounts (including the Funds). The Investment Adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, one or more Funds due to Goldman Sachs’ activities outside the Funds (e.g., the Investment Adviser may refrain from making investments for the Funds that would cause Goldman Sachs to exceed position limits or cause Goldman Sachs to have additional disclosure obligations and may limit purchases or sales of securities in respect of which Goldman Sachs is engaged in an underwriting or other distribution) and regulatory requirements, policies and reputational risk assessments.

In addition, the Investment Adviser may restrict, limit or reduce the amount of a Fund’s investment, or restrict the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Goldman Sachs and other Accounts) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests. For example, such limitations may exist if a position or transaction could require a filing or license or other regulatory or corporate consent, which could, among other things, result in additional costs and disclosure obligations for, or impose regulatory restrictions on, Goldman Sachs, including the Investment Adviser, or on other Accounts, or where exceeding a threshold is prohibited or may result in regulatory or other restrictions. In certain cases, restrictions and limitations will be applied to avoid approaching such threshold. Circumstances in which such restrictions or limitations may arise include, without limitation: (i) a prohibition against owning more than a certain percentage of an issuer’s securities; (ii) a “poison pill” that could have a dilutive impact on the holdings of the Fund should a threshold be exceeded; (iii) provisions that would cause Goldman Sachs to be considered an “interested stockholder” of an issuer; (iv) provisions that may cause Goldman Sachs to be considered an “affiliate” or “control person” of the issuer; and (v) the imposition by an issuer (through charter amendment, contract or otherwise) or governmental, regulatory or self-regulatory organization (through law, rule, regulation, interpretation or other guidance) of other restrictions or limitations.

When faced with the foregoing limitations, Goldman Sachs may avoid exceeding the threshold because exceeding the threshold could have an adverse impact on the ability of the Investment Adviser or Goldman Sachs to conduct its business activities. The Investment Adviser may also reduce a Fund’s interest in, or restrict a Fund from participating in, an investment opportunity that has limited availability or where Goldman Sachs has determined to cap its aggregate investment in consideration of certain regulatory or other requirements so that other Accounts that pursue similar investment strategies may be able to acquire an interest in the investment opportunity. The Investment Adviser may determine not to engage in certain transactions or activities which may be beneficial to the Funds because engaging in such transactions or activities in compliance with applicable law would result in significant cost to, or administrative burden on, the Investment Adviser or create the potential risk of trade or other errors.

The Investment Adviser is not permitted to use material non-public information in effecting purchases and sales in public securities transactions for the Funds. The Investment Adviser may limit an activity or transaction (such as a purchase or sale transaction) which might otherwise be engaged in by the Funds, including as a result of information held by Goldman Sachs (including the Investment Adviser or its personnel). For example, directors, officers and employees of Goldman Sachs may take seats on the boards of directors of, or have board of directors observer rights with respect to, companies in which Goldman Sachs invests on behalf of the Funds. To the extent a director, officer or employee of Goldman Sachs were to take a seat on the board of directors of, or have board of directors observer rights with respect to, a public company, the Investment Adviser (or certain of its investment teams) may be limited and/or restricted in its or their ability to trade in the securities of the company.

Furthermore, the Investment Adviser operates a program reasonably designed to ensure compliance generally with economic and trade sanctions-related obligations applicable directly to its activities (although such obligations are not necessarily the same obligations that the Funds may be subject to). Such economic and trade sanctions may prohibit, among other things, transactions with and the provision of services to, directly or indirectly, certain countries, territories, entities and individuals. These economic and trade sanctions, and the application by the Investment Adviser of its compliance program in respect thereof, may restrict or limit the Funds’ investment activities.

The Investment Adviser may also limit transactions and activities on behalf of the Funds for reputational or other reasons, including where Goldman Sachs is providing (or may provide) advice or services to an entity involved in such activity or transaction, where Goldman Sachs or an Account is or may be engaged in the same or a related activity or transaction to that being considered on behalf of the Funds, where Goldman Sachs or an Account has an interest in an entity involved in such activity or transaction, or where such activity or transaction on behalf of or in respect of the Funds could affect Goldman Sachs, the Investment Adviser, an Account or their activities.

In order to engage in certain transactions on behalf of a Fund, the Investment Adviser will also be subject to (or cause the Fund to become subject to) the rules, terms and/or conditions of any venues through which it trades securities, derivatives or other instruments. This includes, but is not limited to, where the Investment Adviser and/or the Fund may be required to comply with the rules of certain exchanges, execution platforms, trading facilities, clearinghouses and other venues, or may be required to consent to the jurisdiction of any such venues. The rules, terms and/or conditions of any such venue may result in the Investment Adviser and/or the Fund being subject to, among other things, margin requirements, additional fees and other charges, disciplinary procedures, reporting and recordkeeping, position limits and other restrictions on trading, settlement risks and other related conditions on trading set out by such venues.

From time to time, a Fund, the Investment Adviser or its affiliates and/or their service providers or agents may be required, or may determine that it is advisable, to disclose certain information about the Fund, including, but not limited to, investments held by the Fund, and the names and percentage interest of beneficial owners thereof (and the underlying beneficial owners of such beneficial owners), to third parties, including local governmental authorities, regulatory organizations, taxing authorities, markets, exchanges, clearing facilities, custodians, brokers and trading counterparties of, or service providers to, the Investment Adviser or the Fund. The

Investment Adviser generally expects to comply with requests to disclose such information as it so determines including through electronic delivery platforms; however, the Investment Adviser may determine to cause the sale of certain assets for the Fund rather than make certain required disclosures, and such sale may be at a time that is inopportune from a pricing or other standpoint.

Goldman Sachs may become subject to additional restrictions on its business activities that could have an impact on the Funds’ activities. In addition, the Investment Adviser may restrict its investment decisions and activities on behalf of the Funds and not other Accounts, including Accounts sponsored, managed or advised by the Investment Adviser.

Brokerage Transactions

The Investment Adviser may select broker-dealers (including affiliates of the Investment Adviser) that furnish the Investment Adviser, the Funds, Investment Adviser affiliates and other Goldman Sachs personnel with proprietary or third party brokerage and research services (collectively, “brokerage and research services”) that provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process. Subject to applicable law, the Investment Adviser may pay for such brokerage and research services with “soft” or commission dollars.

Subject to applicable law, brokerage and research services may be used to service the Funds and any or all other Accounts, including Accounts that do not pay commissions to the broker-dealer relating to the brokerage and research service arrangements. As a result, brokerage and research services (including soft dollar benefits) may disproportionately benefit other Accounts relative to the Funds based on the relative amount of commissions paid by the Funds. The Investment Adviser does not attempt to allocate soft dollar benefits proportionately among clients or to track the benefits of brokerage and research services to the commissions associated with a particular Account or group of Accounts.

Aggregation of Trades by the Investment Adviser

The Investment Adviser follows policies and procedures pursuant to which it may combine or aggregate purchase or sale orders for the same security or other instrument for multiple Accounts (including Accounts in which Goldman Sachs or personnel of Goldman Sachs have an interest) (sometimes referred to as “bunching”), so that the orders can be executed at the same time and block trade treatment of any such orders can be elected when available. The Investment Adviser aggregates orders when the Investment Adviser considers doing so appropriate and in the interests of its clients generally and may elect block trade treatment when available. In addition, under certain circumstances trades for the Funds may be aggregated with Accounts that contain Goldman Sachs assets.

When a bunched order or block trade is completely filled, or if the order is only partially filled, at the end of the day, the Investment Adviser generally will allocate the securities or other instruments purchased or the proceeds of any sale pro rata among the participating Accounts, based on the Funds’ relative sizes. If an order is filled at several different prices, through multiple trades (whether at a particular broker-dealer or among multiple broker-dealers), generally all participating Accounts will receive the average price and pay the average commission, however, this may not always be the case (due to, e.g., odd lots, rounding, market practice or constraints applicable to particular Accounts).

Although it may do so in certain circumstances, the Investment Adviser does not always bunch or aggregate orders for different Funds, elect block trade treatment or net buy and sell orders for the same Fund, if portfolio management decisions relating to the orders are made by separate portfolio management teams, if bunching, aggregating, electing block trade treatment or netting is not appropriate or practicable from the Investment Adviser’s operational or other perspective, or if doing so would not be appropriate in light of applicable regulatory considerations. For example, time zone differences, trading instructions, cash flows, separate trading desks or portfolio management processes may, among other factors, result in separate, non-aggregated, non-netted executions, with trades in the same instrument being entered for different Accounts at different times or, in the case of netting, buy and sell trades for the same instrument being entered for the same Account. The Investment Adviser may be able to negotiate a better price and lower commission rate on aggregated trades than on trades for Funds that are not aggregated, and incur lower transaction costs on netted trades than trades that are not netted. The Investment Adviser is under no obligation or other duty to aggregate or net for particular trades. Where transactions for a Fund are not aggregated with other orders, or not netted against orders for the Fund or other Accounts, the Fund will not benefit from a better price and lower commission rate or lower transaction cost that might have been available had the trades been aggregated or netted. Aggregation and netting of trades may disproportionately benefit some Accounts relative to other Accounts, including a Fund, due to the relative amount of market savings obtained by the Accounts.

PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. Orders have been granted by the SEC under the Act which permit the Funds to deal with Goldman Sachs in transactions in certain securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemptive relief.

Under the Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under the Act.

The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust’s assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs’ active role in the underwriting of debt securities, a Fund’s ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same Investment Adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

During the fiscal year ended August 31, 2017, the Trust’s regular “broker-dealers”, as defined in Rule 10b-1 under the Act, were: Deutsche Bank Securities Inc., Barclays Capital Inc., HSBC Securities (USA) Inc., Credit Agricole Securities (USA) Inc., Mizuho Securities USA LLC, ICAP Corporates LLC, BNY Mellon Capital Markets, LLC, ING Financial Markets LLC, and Credit Suisse Securities (USA) LLC.

As of August 31, 2017, the Funds did not acquire or hold any securities of their regular broker-dealers, as defined in Rule 10b-1 under the Act, or their parent companies.

NET ASSET VALUE

In accordance with procedures adopted by the Trustees, the NAV per share of each share class of the Financial Square Tax-Exempt Money Market and Investor Tax-Exempt Money Market Funds is generally calculated by the Funds’ fund accounting agent on each business day as of 2:00 p.m. Eastern time. NAV per share of each class of the Financial Square Prime Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions and Financial Square Federal Instruments Funds is generally calculated by the Funds’ fund accounting agent on each business day as of 3:00 p.m. Eastern time. NAV per share of each share class of the Financial Square Treasury Obligations, Financial Square Government and Investor Money Market Funds is generally calculated by the Funds’ fund accounting agent on each business day as of 5:00 p.m. Eastern time. NAV per share of each share class of the Financial Square Money Market Fund is generally calculated by the Funds’ fund accounting agent on each business day as of 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time. Shares may also be priced periodically throughout the day by the Funds’ fund accounting agent. Except as provided below, Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Shares of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund may be priced on days on which the Federal Reserve Bank is closed for local holidays (i.e., Columbus Day and Veterans Day). Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official NAV, as adjusted. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit, as otherwise permitted by the SEC. In addition, each Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

For the purpose of calculating the NAV per share of each of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund, investments are valued under valuation procedures established by the Trustees. Portfolio securities of a Fund for which accurate market quotations are readily available are generally valued via electronic feeds from independent pricing services to the administrator using evaluated prices provided by a recognized pricing service and dealer-supplied quotations. Securities for which a pricing service either does not supply a quotation or supplies a quotation that is believed by the Investment Adviser to not represent fair value will be valued through the use of broker quotes, if possible. Securities for which accurate market quotations are not readily available will be valued by the Investment Adviser based on Board-approved fair valuation policies that incorporate matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities and various other factors. Investments in open-end registered investment companies (excluding investments in exchange-traded funds) are valued based on the NAV of those registered investment companies. Other instruments, including those for which a pricing service supplies no exchange quotation/price or a quotation that is believed by the Investment Adviser to be inaccurate, will be valued in accordance with the valuation procedures approved by the Board of Trustees. Securities may also be valued at fair value in accordance with procedures approved by the Board of Trustees where the Funds’ fund accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Funds’ NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value. Fair values determined in accordance with the valuation procedures approved by the Board of Trustees may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale.

The Investment Adviser, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of portfolio securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings; equipment failures; natural or manmade disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; ratings downgrades; bankruptcies; and trading limits or suspensions.

In general, fair value represents a good faith approximation of the current value of an asset and may be used when there is no public market or possibly no market at all for an asset. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures or by other investors. The fair value of an asset may not be the price at which that asset is ultimately sold.

For the purpose of calculating the NAV per share of each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund, investments are valued using the amortized cost method of valuation in an effort to maintain a constant NAV of $1.00 per share, which the Board of Trustees has determined to be in the best interest of these Funds and their shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each of these Funds by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund’s NAV calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including, without limitation, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV value per share by using available market quotations or equivalents. In addition, in order to stabilize the NAV per share at $1.00 (or otherwise minimize principal volatility), the Trustees have the authority to, among other things, (i) reduce or increase the number of shares outstanding on a pro rata basis, and (ii) offset each shareholder’s pro rata portion of the deviation between the NAV per share and $1.00 from the shareholder’s accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its NAV per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund’s shares.

In order to continue to use the amortized cost method of valuation for the investments of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund, each of these Funds must comply with Rule 2a-7. See “INVESTMENT RESTRICTIONS.”

The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund or particular series and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the NAVs of the respective Funds or series except where allocations of expenses can otherwise be fairly made. In addition, the share classes within each Fund will be subject to different expense structures. See “SHARES OF THE TRUST.”

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ fund accounting agent to calculate the NAV per share of each share class of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures. In addition, if the third party service providers and/or data sources upon which a Fund directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Fund’s NAV. These risks are heightened for the Financial Square Money Market Fund, which generally prices its shares multiple times per day. In the event of operational or other disruptions or the imposition of a liquidity fee or redemption gate, the Board has the ability to suspend one or more pricing times of the Financial Square Money Market Fund and designate a new time at which the Fund’s NAV per share will be calculated once per day without prior notice.

No Intermediary serves as the Financial Square Money Market Fund’s dealer, agent or designee for purposes of Rule 22c-1 under the 1940 Act, other than Goldman Sachs (as the Fund’s distributor and transfer agent). As a result, all orders will be effected at the NAV per share next calculated by the Financial Square Money Market Fund following the acceptance of an order by Goldman Sachs. Therefore, neither Goldman Sachs nor the Fund is responsible for losses resulting from trades that are not received by the Financial Square Money Market Fund on a timely basis.

Errors and Corrective Actions

The Investment Adviser will report to the Board of Trustees any material breaches of investment objective, policies or restrictions and any material errors in the calculation of the NAV of a Fund or the processing of purchases and redemptions. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to a Fund, or correction of any erroneous NAV, compensation to a Fund and reprocessing of individual shareholder transactions. The Trust’s policies on errors and corrective action limit or restrict when corrective action will be taken or when compensation to a Fund or its shareholders will be paid, and not all mistakes will result in compensable errors. As a result, neither a Fund nor its shareholders who purchase or redeem shares during periods in which errors accrue or occur may be compensated in connection with the resolution of an error. Shareholders will generally not be notified of the occurrence of a compensable error or the resolution thereof absent unusual circumstances.

REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists which makes the disposal of securities owned by a Fund or the determination of the fair value of the Fund’s net assets not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Trust; (iv) the Board of Trustees has imposed a redemption gate that temporarily suspends the right of redemption (Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund); or (v) the Fund, as part of a liquidation of the Fund, has suspended redemption of shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Trust reserves the right, in its sole discretion, to pay redemptions by a distribution in kind of securities (instead of cash) if (i) the redemption exceeds the lesser of $250,000 or 1% of the NAV of the Fund at the time of redemption; or (ii) with respect to lesser redemption amounts, the redeeming shareholder requests in writing a distribution in-kind of securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV per share. See “NET ASSET VALUE.” If a shareholder receives a distribution in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

A shareholder of Institutional Shares of any Fund, Class A Shares of the Financial Square Government, Investor Money Market, or Investor Tax-Exempt Money Market Funds, or Class I Shares of the Investor Tax-Exempt Money Market Fund may elect to have a special account with BNYM for the purpose of redeeming shares from its account in that Fund by check. When BNYM receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to BNYM for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder’s account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or shareholders in general. The Trust and BNYM reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.

Potential Restrictions on Fund Redemptions – Fees and Gates. Under Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund for up to 10 business days during a 90-day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets—If the weekly liquid assets of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund falls below 30% of that Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of that Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

•	10% weekly liquid assets—If the weekly liquid assets of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund falls below 10% of that Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of that Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption orders or orders for exchanges from the Fund into another Goldman Sachs Fund until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Fund or your Intermediary. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, a Fund may, in its sole discretion, honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to an Intermediary or the transfer agent before the Fund imposed a liquidity fee or redemption gate.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund falls below 30% of that Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate). Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form NCR and will be available on the website of the Fund (http://www.gsamfunds.com). In addition, the Fund will make such announcements through a supplement to its Prospectus and may make such announcements through a press release or by other means.

Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemptions gates will also terminate at the beginning of the next business day once the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund, as applicable, has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees imposed by the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund or Investor Tax-Exempt Money Market Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see “TAXATION” for further information.

While the Board has no current intention to subject the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund or Financial Square Federal Instruments Fund to liquidity fees or redemption gates, the Board reserves the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing at least sixty days’ prior notice to shareholders.

Intermediaries are required to promptly take such actions reasonably requested by the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Tax-Exempt Money Market Fund, Investor Money Market Fund, Investor Tax-Exempt Money Market Fund, the transfer agent or the Investment Adviser to implement, modify or remove, or to assist each of these Funds in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund. Unless an Intermediary has entered into a written contractual arrangement specifically addressing the responsibilities associated with the imposition of liquidity fees, if a liquidity fee is imposed by a Fund, Intermediaries are generally required to calculate a liquidity fee on each shareholder redemption request made while a redemption fee is in effect, withhold the redemption fee amount from the redemption proceeds, and remit the proceeds (or provide an estimate of the redemption fee amount) prior to the next calculated NAV of the Fund. In the alternative, Intermediaries may direct a Fund or Goldman Sachs to calculate the redemption fee, so long as the Intermediary provides the information reasonably required to facilitate the calculation (including the gross dollar amount and/or the number of shares that the Intermediary’s customers tendered for redemption) before next calculated NAV of the Fund.

Unless an Intermediary has entered into a written contractual arrangement specifically addressing the responsibilities associated with the imposition of redemption gates, if a redemption gate is implemented by a Fund, Intermediaries will reject any redemption and exchange orders in the Fund while the redemption gate is in effect. In addition, Intermediaries will cancel or re-confirm any customers orders submitted during the implementation of a liquidity fee or redemption gate.

SHARES OF THE TRUST

Each Fund is a series of Goldman Sachs Trust, a Delaware statutory trust, established by an Agreement and Declaration of Trust dated January 28, 1997. The Trustees have authority under the Trust’s Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. The Act requires that where more than one class or series of shares exists each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. As of December 29, 2017, the Trustees have authorized the issuance of nine classes of shares of each of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund and Financial Square Treasury Solutions Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares. As of December 29, 2017, the Trustees have authorized the issuance of seven classes of shares of the Financial Square Tax-Exempt Money Market Fund: Institutional Shares, Administration Shares, Capital Shares, Preferred Shares, Resource Shares, Select Shares and Service Shares. As of December 29, 2017, the Trustees have authorized the issuance of twelve classes of shares of the Financial Square Government Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares. As of December 29, 2017, the Trustees have authorized the issuance of eight shares classes of the Financial Square Federal Instruments Fund: Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Preferred Shares, Premier Shares, Select Shares and Service Shares. As of December 29, 2017, the Trustees have authorized the issuance of seven shares classes of the Investor Money Market Fund:

Class I Shares, Administration Shares, Cash Management Shares, Class A Shares, Class C Shares, Resource Shares and Service Shares. As of December 29, 2017, the Trustees have authorized the issuance of eleven shares classes of the Investor Tax-Exempt Money Market Fund: Class I Shares, Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares.

Investments in the Investor Money Market and Investor Tax-Exempt Money Market Funds are limited to accounts beneficially owned by natural persons (as such term is used or interpreted under Rule 2a-7 by the SEC or its staff). Intermediaries that sell shares of the Investor Money Market and Investor Tax-Exempt Money Market Funds must adopt, maintain and implement policies reasonably designed to limit all beneficial owners of a Fund to natural persons and take reasonable efforts to ensure that all current and future beneficial owners of the Fund who are its customers meet, and continue to meet, the eligibility requirements set forth in the Fund’s Prospectus and Rule 2a-7. The Investor Money Market and Investor Tax-Exempt Money Market Funds, as well as an Intermediary, may involuntarily redeem the shares of shareholders that do not meet these eligibility requirements.

Each Institutional/Class I Share, Administration Share, Capital Share, Cash Management Share, Class A Share, Class C Share, Preferred Share, Premier Share, Resource Share, Class R6 Share, Select Share and Service Share of a Fund represents an equal proportionate interest in the assets belonging to that class. It is contemplated that most shares (other than Class A Shares and Class C Shares of a Fund) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. Institutional/Class I Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution’s investors.

Administration Shares may be purchased for accounts held in the name of an investor or an institution that provides certain shareholder administration services as described below to its customers who beneficially own Administration Shares. Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to 0.25% of the average daily net assets of such shares.

Capital Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Capital Shares. Capital Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.15% of the average daily net assets of such shares.

Cash Management Shares may be purchased for accounts held in the name of an institution that provides certain administration services and personal and account maintenance services to its customers who beneficially own Cash Management Shares. Cash Management Shares bear the cost of administration and service fees at an annual rate of up to 0.50% of the average daily net assets of the Fund attributable to such shares. Cash Management Shares also bear the cost of distribution (Rule 12b-1) fees at a maximum annual rate of 0.30% of the average daily net assets attributable to Cash Management Shares.

Class A Shares are sold with no initial sales charge. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets attributable to Class A Shares. With respect to Class A Shares, the distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority (“FINRA”).

Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were purchased. Class C Shares are sold primarily through brokers and dealers who are members of FINRA and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

Preferred Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Preferred Shares. Preferred Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares of the particular Fund involved.

Premier Shares may be purchased for accounts held in the name of an investor or an institution that provides certain personal and account maintenance services and administration services to its customers who beneficially own Premier Shares. Premier Shares bear the cost of service fees and administration fees at the annual rates of up to 0.10% and 0.25%, respectively, of the average daily net assets of such shares.

Resource Shares may be purchased for accounts held in the name of an institution that provides certain administration services and personal and account maintenance services to its customers who beneficially own Resource Shares. Resource Shares of a Fund bear the cost of service fees and administration fees at the annual rate of up to 0.50% of the average daily net assets of such shares. Resource Shares also bear the cost of distribution (Rule 12b-1) fees at a maximum annual rate of 0.15% of the average daily net assets attributable to Resource Shares.

Class R6 Shares of the Financial Square Government Fund are sold at NAV without a sales charge. Class R6 Shares are generally available to the following investors who purchase shares of the Funds through certain Intermediaries that have a contractual relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions, using a plan level or omnibus account, unless otherwise noted below.

•	Investors who purchase Class R6 Shares through an account established under a fee-based program that is sponsored and maintained by an Intermediary that has entered into a contractual relationship with the Distributor to offer such shares through such programs;

•	Section 401(k) plans, 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, non-qualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts), SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee-organizations;

•	Registered investment companies or bank collective trusts investing directly with the Transfer Agent;

•	Institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities, investing at least $5,000,000 directly with the Transfer Agent; and

•	Other investors at the discretion of the Trust’s officers.

Class R6 Shares may not be available through certain Intermediaries. For the purposes of Class R6 Shares eligibility, the term “Intermediary” does not include Goldman Sachs or its affiliates and Class R6 Shares will not be available to clients of Goldman Sachs Private Wealth Management, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware or The Ayco Company, L.P.

Service Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration and personal and account maintenance services to its customers who beneficially own Service Shares. Service Shares of a Fund bear the cost of service fees at the annual rate of up to 0.25% and shareholder administration fees at the annual rates of up to 0.25%, respectively, of the average daily net assets of such shares.

Select Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Select Shares. Select Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.03% of the average daily net assets of such shares.

In addition, each class of shares bears its own transfer agency expenses.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of the same Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the fact that the respective transfer agency and Plan fees relating to a particular class will be borne exclusively by that class. Similarly, the NAV per share may differ depending upon the class of shares purchased.

In the event a Fund is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of shares of the Fund. Administration Shares, Capital Shares, Cash Management Shares, Class A Shares, Class C Shares, Preferred Shares, Premier Shares, Resource Shares, Class R6 Shares, Select Shares and Service Shares of the Funds each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged for shares of another Goldman Sachs Fund. Except as described above, the classes of shares are identical.

Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

When issued for the consideration described in the Funds’ Prospectuses, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain custodian, transfer agency, servicing or similar agent charges by setting off the same against declared but unpaid dividends or by reducing share ownership (or by both means). In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. The Trustees may require shareholders to redeem Shares for any reason under terms set by the Trustees.

In the interest of economy and convenience, the Trust does not issue certificates representing the Funds’ shares. Instead, the transfer agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and redemption orders from the transfer agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the transfer agent.

The Act requires that where more than one series of shares exists, each series must be preferred over all other series in respect of assets specifically allocated to such series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of the shareholders, either to one vote for each share or to one vote for each dollar of NAV represented by such share on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office or (ii) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the shareholder’s heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine, in their sole discretion, that such action is in the best interest of the Trust, such series, such class or their shareholders. The Trustees may consider such factors as they in their sole discretion deem appropriate in making such determination, including (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series, or class, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on the business or operations of the Trust or series.

The Declaration of Trust authorizes the Trustees, without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company with substantially the same investment objective, restrictions and policies.

The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. To the extent provided by the Trustees in the appointment of the Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to such Series or Class, but may have no power or authority with respect to any other series or class.

Shareholder and Trustee Liability

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series of the Trust. The Declaration of Trust provides for indemnification by the relevant series for all loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware statutory trust is remote.

In addition to the requirements set forth under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Minimum Investments in the Funds

For information about minimum investment requirements for the Funds and their share classes, please see the Prospectuses. The minimum initial investment requirements for all share classes will be waived for any intermediaries (and their current and future investor clients) that held shares of any of the Trust’s Institutional Liquid Assets Portfolios as of March 1, 2010.

TAXATION

The following is only a summary of certain additional U.S. federal income, and certain state and local, tax considerations affecting the Funds and the purchase, ownership and disposition of shares in each Fund that are not described in the Prospectuses. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund in light of their particular tax situations. The summary is based on the laws in effect on December 29, 2017, which are subject to change. Future changes in tax laws may adversely impact a Fund and its shareholders.

Fund Taxation

Each Fund is treated as a separate entity for tax purposes. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, without any deduction for dividends paid, its net tax-exempt interest (if any) may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

There are certain tax requirements that each Fund must satisfy if it is to avoid federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activities in some types of instruments. Qualification as a regulated investment company under the Code requires, among other things, that a Fund (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, net income from qualified publicly traded partnerships or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies (the “90% gross income test”); and (ii) diversify its holdings so that in general, at the close of each quarter of its taxable year, (a) at least 50% of the fair market value of the Fund’s total (gross) assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or certain publicly traded partnerships. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest.

For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations for U.S. federal income tax purposes will generally have the same character for the Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in any such entities that earn fee income, rental income, or other non-qualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund’s portfolio or anticipated to be acquired may not qualify as “directly-related” under these tests.

If a Fund complies with the foregoing provisions, then in any taxable year in which the Fund distributes, in compliance with the Code’s timing and other requirements, at least 90% of its “investment company taxable income” (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than “net capital gain,” as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, the Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. If, instead, a Fund retains any investment company taxable income or “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. Because there are some uncertainties regarding the computation of the amounts deemed distributed to Fund shareholders for these purposes – including, in particular, uncertainties regarding the portion, if any, of amounts paid in redemption of Fund shares that should be treated as such distributions – there can be no assurance that each Fund will avoid corporate-level tax in each year.

Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. However, the Funds reserve the right to reduce or withhold income and/or gains.

If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (1) if subject to U.S. federal income tax on long-term capital gains, will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of that undistributed amount, and (2) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of any such undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of net capital gain.

In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of 98% of its taxable ordinary income (taking into account certain deferrals and elections) for such year, 98.2% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for all previous years that were not distributed for those years and on which the Fund paid no federal income tax. Each Fund anticipates that it will generally make timely distributions of income and capital gains in compliance with these requirements so that it will generally not be required to pay the excise tax.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the loss. Capital loss carryforwards arising in taxable years of each Fund beginning after December 22, 2010 are generally able to be carried forward indefinitely. As of August 31, 2017, none of the Funds had capital loss carryforwards.

A Fund’s investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any “marked-to-market” gain from certain options, futures or forward contracts, as described above, will in many cases cause it to realize income or gain before the receipt of cash payments with respect to these securities or contracts. For a Fund to obtain cash to enable the Fund to distribute any such income or gain, to maintain its qualification as a regulated investment company and to avoid federal income and excise taxes, the Fund may be required to liquidate portfolio investments sooner than it might otherwise have done.

Taxable U.S. Shareholders – Distributions

Tax-Exempt Funds. Each of the Financial Square Tax-Exempt Money Market Fund and Investor Tax-Exempt Money Market Fund (together, the “Tax-Exempt Funds”) expects to qualify to pay “exempt-interest dividends,” as defined in the Code. To qualify to pay exempt-interest dividends, the applicable Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in Municipal Securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing Municipal Securities, each Tax-Exempt Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Tax-Exempt Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Tax-Exempt Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of a Tax-Exempt Fund’s portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar, future legislation. If a Tax-Exempt Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax-exempt interest on Municipal Securities and designated by the Fund as exempt-interest dividends in a written notice to its shareholders after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. Exempt-interest dividends a Tax-Exempt Fund receives from other regulated investment companies, including exempt-interest dividends on auction rate preferred securities of such companies held by a Fund, are treated as interest on Municipal Securities and may be distributed by a Tax-Exempt Fund as exempt-interest dividends. The recipient of tax-exempt income is required to report such income on his or her federal income tax return. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of a Tax-Exempt Fund is not deductible to the extent attributable to exempt-interest dividends.

Although all or a substantial portion of the dividends paid by a Tax-Exempt Fund may be excluded by shareholders of such Fund from their gross income for federal income tax purposes, each Tax-Exempt Fund may purchase private activity bonds, the interest from which (including a Fund’s distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from a Tax-Exempt Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder’s liability, if any, for corporate alternative minimum tax, and will be taken into account in determining the extent to which a shareholder’s Social Security or certain railroad retirement benefits are taxable.

The Tax-Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds’ dividends being tax-exempt. The same is generally true for non-U.S. persons, because they are generally exempt from U.S. tax on interest income. In addition, the Tax-Exempt Funds may not be an appropriate investment for persons or entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders. A shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a “substantial user” under Section 147(a)(1) with respect to some or all of the tax-exempt obligations held by a Tax-Exempt Fund.

All Funds. Distributions from investment company taxable income, whether reinvested in additional shares or paid in cash, as defined above, are generally taxable to shareholders who are subject to tax as ordinary income whether paid in cash or reinvested in additional shares. However, under current law, distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate (described below), as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. Distributions from the Funds generally will not qualify for taxation at the lower rate because the Funds generally will be earning interest rather than dividend income. Taxable distributions include distributions from any Fund, including the Tax-Exempt Funds, that are attributable to (i) taxable income, including but not limited to dividends, taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from dollar rolls, income from interest rate, currency, total return swaps, options on swaps, caps, floors and collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons; or (ii) capital gains from the sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options, futures or certain forward contracts. Any portion of such taxable distributions that is attributable to a Fund’s net capital gain, as defined above, may be designated by the Fund as a “capital gain dividend,” taxable to shareholders as long-term capital gain whether received in cash or additional shares and regardless of the length of time their shares of a Fund have been held. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

It is expected that distributions made by the Funds will ordinarily not qualify for the dividends-received deduction for corporations because qualifying distributions may be made only from a Fund’s dividend income that it receives from stock in U.S. domestic corporations. The Funds do not intend to purchase stock of domestic corporations, distributions from which may in rare cases qualify as dividends for this purpose. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder’s shares and may give rise to or increase its liability for federal corporate alternative minimum tax.

Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder’s basis in his or her shares and, after the shareholder’s basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his or her shares as capital assets.

Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that they would have received had they elected to receive cash and will have a cost basis in the shares received equal to such amount.

After the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends, if any, that qualifies as tax-exempt or as capital gain, the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax and the foreign tax credits, if any, associated with such dividends. Shareholders who have not held shares of a Tax-Exempt Fund for such Fund’s full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of tax-exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.

All distributions, whether received in shares or in cash, as well as redemptions and exchanges, must be reported by each shareholder who is required to file a U.S. federal income tax return.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Taxable U.S. Shareholders—Sale of Shares

When a shareholder’s shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder’s adjusted tax basis in the shares and the cash, or fair market value of any property, received. (To aid in computing that tax basis, a shareholder should generally retain its account statements for the period that it holds shares.) Because each of the Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Treasury Solutions Fund, Financial Square Government Fund, Financial Square Federal Instruments Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund (collectively, the “Stable NAV Funds”) intends to maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in these Funds because the amount realized will be the same as their tax basis in the shares. Because each of the Financial Square Prime Obligations Fund, Financial Square Money Market Fund and Financial Square Tax-Exempt Money Market Fund do not maintain stable share prices, a sale of these Funds’ shares may result in capital gain or loss to a shareholder. If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital and, unless the shareholder chooses to adopt a simplified “NAV method” of accounting (described below), treated as long-term if the shareholder’s holding period is more than one year and short-term otherwise, subject to the rules below. Any liquidity fees the shareholder incurs on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) the shareholder recognizes with respect to such redemption. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, a shareholder may elect to adopt the NAV method of accounting for computing gains and losses from taxable dispositions of Fund shares. Under the NAV method, rather than compute gain or loss separately for each taxable disposition of Fund shares as described above, a shareholder would determine gain or loss based on the change in the aggregate value of the shareholder’s Fund shares during a computation period (which could be the shareholder’s taxable year or certain shorter periods), reduced by the shareholder’s net investment (purchases minus taxable redemptions or exchanges) in those shares during that period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss.

Certain special tax rules may apply to a shareholder’s capital gains or losses on Fund shares. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to such shares. All or a portion of any sales load paid upon the purchase of shares of the Fund will generally not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, on or before January 31 of the calendar year following the calendar year in which the original stock is disposed of without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly acquired shares. To the extent you pay a brokerage commission in connection with the purchase of a Fund’s shares, similar treatment may apply to the determination of any gain or loss on the redemption or exchange of shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, on or before January 31 of the calendar year following the calendar year in which the original stock is disposed of without payment of an additional brokerage commission. Additionally, with respect to the Stable NAV Funds, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Additionally, with respect to the Stable NAV Funds, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Medicare Tax

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Information Reporting and Backup Withholding

Each Fund will be required to report to the IRS all taxable distributions, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., certain corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the current specified rate of 28% in the case of exempt recipients that fail to certify to the Funds that they are not subject to withholding, non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification number (“TIN”) and with certain required certifications or if the IRS or a broker notifies the Funds that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from a Tax-Exempt Fund will not be subject to backup withholding if the applicable Fund reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. If a shareholder does not have a TIN, it should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments relating to a shareholder’s account while it is awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. Shareholders

The discussion above relates solely to U.S. federal income tax law as it applies to “U.S. persons” subject to tax under such law.

Except as discussed below, distributions to shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the distributions are effectively connected with a U.S. trade or business of the shareholder; but distributions of net capital gain including amounts retained by a Fund which are designated as undistributed capital gains, to such a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder’s trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder’s trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Distributions of interest income and short-term capital gains by a Fund are generally subject to U.S. tax withholding of 30% (or lower applicable treaty rate). Non-U.S. shareholders generally are not subject to U.S. federal income tax withholding on certain distributions of U.S. source interest income or short-term capital gains that are so designated by a Fund. However, depending upon its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as U.S. source interest income or short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment from U.S. source interest income or short-term capital gain. Non-U.S. shareholders should contact their tax advisors with respect to the application of these rules to their accounts.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Non-U.S. shareholders of a Fund may be subject to U.S. estate tax with respect to their shares. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

A Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, in those states or localities that impose income taxes, the treatment of a Fund and its shareholders under those jurisdictions’ tax laws may differ from their treatment under federal income tax laws, and an investment in the Fund may have tax consequences for shareholders that are different from those of a direct investment in the Fund’s securities. Shareholders should consult their own tax advisers concerning these matters. For example, it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Fund in securities issued by the particular state or the U.S. government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. government obligations and/or (ii) exempt from intangible property tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

FINANCIAL STATEMENTS

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm, as contained in each Fund’s 2017 Annual Report are incorporated by reference herein. The financial statements in the Annual Reports for these Funds have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other portions of each Fund’s Annual Report are incorporated herein by reference. A copy of the Annual Report (if available) may be obtained upon request and without charge by writing Goldman Sachs, P.O. Box 06050, Chicago, Illinois 60606-6300 or by calling Goldman Sachs, at the telephone number on the back cover of each Fund’s Prospectuses.

PROXY VOTING

The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to the Investment Adviser. For client accounts for which the Investment Adviser has voting discretion, the Investment Adviser has adopted policies and procedures (the “Proxy Voting Policy”) for the voting of proxies. Under the Proxy Voting Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”) that it generally applies when voting on behalf of client accounts. Attached as Appendix B is a summary of the Guidelines. These Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes.

The Proxy Voting Policy, including the Guidelines, is reviewed periodically to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”), currently Institutional Shareholder Services, to assist in the implementation and administration of certain proxy voting-related functions including, without limitation, operational, recordkeeping and reporting services. The Proxy Service also prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to particular proxy issues. While it is the Investment Adviser’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek to override that vote. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations. The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.

GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

From time to time, the Investment Adviser may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts, which can affect the Investment Adviser’s ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state and foreign regulatory restrictions or company specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that the Investment Adviser can hold for clients and the nature of the Investment Adviser’s voting in such securities. The Investment Adviser’s ability to vote proxies may also be affected by, among other things: (i) late receipt of meeting notices; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing its proxy voting decisions that the Investment Adviser makes on behalf of a client account. These policies and procedures include the Investment Adviser’s use of the Guidelines and Recommendations from the Proxy Service, the override approval process previously discussed, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Investment Adviser may have the effect of benefitting the interests of other clients or businesses of other divisions or units of Goldman Sachs and/or its affiliates.

Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund’s managers based on their assessment of the particular transactions or other matters at issue.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on or through the Funds’ website at www.gsamfunds.com without charge and on the SEC’s website at www.sec.gov.

PAYMENTS TO INTERMEDIARIES

The Investment Adviser, Distributor and/or their affiliates may make payments to Intermediaries from time to time to promote the sale, distribution and/or servicing of shares of the Funds, except that the Investment Adviser, Distributor and their affiliates do not make such payments on behalf of Class R6 Shares. These payments (“Additional Payments”) are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets (which may come directly or indirectly from fees paid by the Funds), are not an additional charge to the Funds or their shareholders, and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Although paid by the Investment Adviser, Distributor, and/or their affiliates, the Additional Payments are in addition to the distribution and service fees paid by the Funds to the Intermediaries as described in the Funds’ Prospectuses and this SAI, and are also in addition to the sales commissions payable to Intermediaries as set forth in the Prospectuses. For purposes of this “PAYMENTS TO INTERMEDIARIES” section, “Funds” shall mean, collectively, the Funds and any of the other Goldman Sachs Funds.

The Additional Payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; “due diligence” examination and/or review of the Funds from time to time; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; “finders” or “referral fees” for directing investors to the Funds; marketing support fees for providing assistance in promoting the sale of Fund shares (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Funds; and/or other specified services intended to assist in the distribution and marketing of the Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing of the Funds and/or sale of shares of the Funds. In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional Payments (including through sub-transfer agency and networking agreements) for subaccounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Funds. These Additional Payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The Additional Payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments are negotiated with each Intermediary based on a range of factors, including but not limited to the Intermediary’s ability to attract and retain assets (including particular classes of Fund shares), target markets, customer relationships, quality of service and industry reputation. Although the individual components may be higher or lower and the total amount of Additional Payments made to any Intermediary in any given year will vary, the amount of these Additional Payments (excluding payments made through sub-transfer agency and networking agreements), on average, is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through an Intermediary.

These Additional Payments may be significant to certain Intermediaries, and may be an important factor in an Intermediary’s willingness to support the sale of the Funds through its distribution system.

The Investment Adviser, Distributor and/or their affiliates may be motivated to make Additional Payments since they promote the sale of Fund shares to clients of Intermediaries and the retention of those investments by those clients. To the extent Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Investment Adviser and Distributor benefit from the incremental management and other fees paid by the Funds with respect to those assets.

In addition, certain Intermediaries may have access to certain research and investment services from the Investment Adviser, Distributor and/or their affiliates. Such research and investment services (“Additional Services”) may include research reports, economic analysis, portfolio analysis tools, business planning services, certain marketing and investor education materials and strategic asset allocation modeling. The Intermediary may not pay for these products or services. The cost of the Additional Services and the particular services provided may vary from Intermediary to Intermediary.

The Additional Payments made by the Investment Adviser, Distributor and/or their affiliates or the Additional Services received by an Intermediary may vary with respect to the type of fund (e.g., equity, fund, fixed income fund, specialty fund, asset allocation portfolio or money market fund) sold by the Intermediary. In addition, the Additional Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases.

The presence of these Additional Payments or Additional Services, the varying fee structure and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend funds, including the Funds, or other investments based, at least in part, on the level of compensation paid. Additionally, if one mutual fund sponsor makes greater distribution payments than another, an Intermediary may have an incentive to recommend one fund complex over another. Similarly, if an Intermediary receives more distribution assistance for one share class versus another, that Intermediary may have an incentive to recommend that share class. Because Intermediaries may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another, or one fund class over another. You should consider whether such incentives exist when evaluating any recommendations from an Intermediary to purchase or sell Shares of the Funds and when considering which share class is most appropriate for you.

For the year ended December 31, 2016, the Investment Adviser, Distributor and their affiliates made Additional Payments out of their own assets to approximately 184 Intermediaries, totaling approximately $163 million (excluding payments made through sub-transfer agency and networking agreements and certain other types of payments described below), with respect to the Fund, Goldman Sachs Trust, all of the funds in an affiliated investment company, Goldman Sachs Variable Insurance Trust, and Goldman Sachs Trust II. During the year ended December 31, 2016, the Investment Adviser, Distributor and/or their affiliates had contractual arrangements to make Additional Payments to the Intermediaries listed below (or their affiliates or successors), among others. This list will change over time, and any additions, modifications or deletions thereto that have occurred since December 31, 2016 are not reflected. Additional Intermediaries may receive payments in 2017 and in future years. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to Intermediaries not listed below.

ADP Broker-Dealer, Inc. ADP LLC
ADP, Inc.
Allstate Life Insurance Company
Allstate Life Insurance Company of New York
Amalga Trust Company
Amalgamated Bank of Chicago
American Enterprise Investment Services, Inc. (AEIS)
American National Trust and Investment Management Company dba Old National Trust Company (Oltrust & Co.)
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Ascensus, Inc.
Associated Trust Company, N.A. Associated Investment Services, Inc.
AXA Equitable Life Insurance Company
Banc of America Securities LLC
BancorpSouth
Bank Hapoalim B.M.
Bank of New York
Bankers Trust Company
BB&T Capital Markets
BMO Harris Bank N.A.
BMO Nesbitt Burns
BOSC, Inc.
Branch Banking & Trust Company
Brown Brothers Harriman & Co.
Cetera Financial Group C.M. Life Insurance Company
Charles Schwab & Co., Inc.
Chicago Mercantile Exchange, Inc.
Citibank N.A.
Citigroup Global Markets, Inc.
Citigroup Private Bank at Citibank N.A. CME Shareholder Servicing LLC

Comerica Bank
Comerica Securities, Inc.
Commerce Bank, N.A.
Commerce Trust Co.
Commonwealth Annuity and Life Insurance Company
Commonwealth Equity Services, Inc. dba Commonwealth Financial Network
Companion Life Insurance Company
Compass Bank
Computershare Trust Company, N.A.
Connecticut General Life Insurance Company
Daily Access Corporation
Dain Rauscher Inc.
Deutsche Bank Trust Company Americas
Directed Account Plan Board of Directors
Dubuque Bank & Trust
E*Trade Clearing LLC
Edward D. Jones & Co., L.P.
Farmers New World Life Insurance Company
Federal Deposit Insurance Corporation
Fidelity Brokerage Services LLC
Fidelity Investments Institutional Operations Company, Inc.
Fifth Third Bank
Fifth Third Securities Inc.
First Hawaiian Bank
First National Bank of Omaha
Forethought Life Insurance Company
Fulton Bank, N.A.
Fulton Financial Advisors, National Association
Genworth Life and Annuity Insurance Company Genworth Life Insurance Company Genworth Life Insurance Company of New York
Great-West Financial Retirement Plan Services, LLC
Great-West Life & Annuity Insurance Company
GWFS Equities, Inc.
Harris Trust & Savings Bank
Hartford Life Insurance Company Hazeltree Fund Services, Inc.
Hewitt Associates LLC
Horace Mann Life Insurance Company
HSBC Bank U.S.A., N.A.
Hunt, Dupree & Rhine
ICMA RC-Services, LLC
ICMA Retirement Corporation
Institutional Cash Distributors (division of Merriman Curhan Ford & Co.)
Invesmart, Inc.
J.P. Morgan Clearing Corp.
J.P. Morgan Securities LLC
Jefferson National Life Insurance Company
Jefferson Pilot Financial Insurance Company John Hancock Trust Company

JPMorgan Chase Bank, N.A.
JPMorgan Securities, Inc. (JPMSI)
Key Bank N.A.
LaSalle Bank, N.A.
Law Debenture Trust Company of New York
Lincoln Benefit Life Company
Lincoln Life & Annuity Company of New York
Lincoln Retirement Services Company, LLC
LPL Financial Corporation
M&T Bank
M&T Securities, Inc.
Massachusetts Mutual Life Insurance Company
MassMutual Retirement Services, LLC
McCready and Keene, Inc.
Mellon Bank, N.A.
Mercer HR Services, LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Midland National Life Insurance Company
Minnesota Life Insurance Company
MML Distributors, LLC
Morgan Stanley Smith Barney LLC
Morgan Stanley & Co. LLC
MSCS Financial Services Division of Broadridge Business Process Outsourcing, LLC My Treasury Limited
National Financial Services LLC
National Security Life and Annuity Company
Nationwide Financial Services, Inc. Newport Group, Inc.
Newport Retirement Services, Inc.
Oppenheimer & Co. Inc.
Pershing LLC
PNC Bank, N.A.
PNC Capital Markets LLC
Principal Life Insurance Company
Protective Life Insurance Company
PruCo Life Insurance Company PruCo Life Insurance Company of New Jersey
Raymond James & Associates, Inc. Raymond James Financial Services
RBC Capital Markets, LLC
Regions Bank
Reliance Trust Company
RiverSource Life Insurance Company RiverSource Life Insurance Co. of New York
Robert W. Baird & Co. Incorporated
Scott & Stringfellow
Security Benefit Life Insurance Company
Security Distributors, Inc.
Signature Bank
Silicon Valley Bank
State Street Bank and Trust Company

State Street Bank Global Markets, LLC SunGard Institutional Brokerage, Inc.
Sun Life Assurance Company of Canada (U.S.) Sun Life Insurance and Annuity Company of New York
Sun Trust Bank
SunTrust Robinson Humphrey, Inc.
SVB Securities
Synovus Securities
T. Rowe Price Retirement Plan Services, Inc.
TD Ameritrade Clearing, Inc. TD Bank National Association
Teachers Insurance and Annuity Association of America The Glenmede Trust Company N.A.
The Guardian Insurance & Annuity Company, Inc.
The Lincoln National Life Insurance Company
The Ohio National Life Insurance Company
The Prudential Insurance Company of America
The Travelers Insurance Company The Travelers Life and Annuity Company
The United States Life Insurance Company in the City of New York
The Vanguard Group, Inc.
Transamerica Financial Life Insurance Company Transamerica Life Insurance Company
Transamerica Retirement Solutions Corporation
Treasury Curve, LLC
Trustmark National Bank
U.S. Bank National Association
U.S. Fiduciary Services, Inc.
UBS Financial Services Inc.
Union Bank, N.A.
United of Omaha Life Insurance Company
US Bank, N.A.
VALIC Retirement Services Company
Voya Financial Partners, LLC
Voya Institutional Plan Services, LLC
Voya Retirement Advisors, LLC
Voya Retirement Insurance and Annuity Company
Wachovia Capital Markets, LLC
Wells Fargo Advisors, LLC
Wells Fargo Bank, N.A.
Wells Fargo Clearing Services, LLC
Wells Fargo Corporate Trust Services, a division of Wells Fargo Bank N.A.
Zions Bank Zurich American Life Insurance Company

Your Intermediary may charge you additional fees or commissions other than those disclosed in the Prospectus. Shareholders should contact their Intermediary for more information about the Additional Payments or Additional Services they receive and any potential conflicts of interest, as well as for information regarding any fees and/or commissions it charges. For additional questions, please contact Goldman Sachs Funds at 1-800-621-2550.

Not included on the list above are other subsidiaries of Goldman Sachs who may receive revenue from the Investment Adviser, Distributor and/or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Furthermore, the Investment Adviser, Distributor and/or their affiliates may, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Fund shares, as well as sponsor various educational programs, sales contests and/or promotions. The Investment Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable FINRA regulations. Other compensation may also be offered from time to time to the extent not prohibited by applicable federal or state laws or FINRA regulations. This compensation is not included in, and is made in addition to, the Additional Payments described above.

OTHER INFORMATION

Selective Disclosure of Portfolio Holdings

The Board of Trustees of the Trust and the Investment Adviser have adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of Fund shareholders and to address the conflicts between the interests of Fund shareholders and their service providers. The policy provides that neither a Fund nor its Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Funds’ publicly accessible website. Information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the Funds’ website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Investment Adviser’s legal or compliance department. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, lenders and other third-party service providers that may obtain access to such information in the performance of their contractual duties to the Funds will generally be permitted. However, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Funds) only upon approval by the Funds’ Chief Compliance Officer, who must first determine that the Funds have a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates; the Funds’ independent registered public accounting firm; the Funds’ custodian; the Funds’ legal counsel, Dechert LLP; the Funds’ financial printer, Donnelley Financial Solutions Inc.; the Funds’ proxy voting service, ISS; the Investment Company Institute; and iMoneyNet (in connection with services it provides with respect to the posting of information to certain web portals, as discussed below). These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of Fund Representatives. From time to time portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants or derivatives clearing merchants in connection with the Funds’ portfolio trading activities. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information. All marketing materials prepared by the Trust’s principal underwriter are reviewed by Goldman Sachs’ Compliance department for consistency with the Trust’s portfolio holdings disclosure policy.

Each Fund publishes on its website (http://www.gsamfunds.com) a schedule of its portfolio holdings, including the Fund’s WAM and WAL (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months. Each Fund also publishes a schedule of its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publication date. In addition, each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained. Notwithstanding the use of the amortized cost method of valuation by the Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments, Investor Money Market and Investor Tax-Exempt Money Market Funds, each Fund publishes on its website a graph depicting its current market-based NAV per share (rounded to the fourth decimal place), as of each business day for the preceding six months, as of the end of the preceding business day. Each Fund’s current market-based NAV is based on available market quotations of the Fund’s portfolio securities as provided by a third party pricing vendor or broker on the preceding business day (this valuation methodology also includes marking-to-market those securities with remaining maturities of 60 days or less). In addition, in the event that a Fund files information regarding certain material events with the SEC on Form N-CR, such Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Fund or a decline in weekly liquid assets below 10% of the Fund’s total assets. This information will appear on a Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year. A Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling Goldman Sachs toll free at 1-800-621-2550 (for Institutional/Class I, Administration, Capital, Cash Management, Preferred, Premier, Resource, Class R6, Select and Service Shares shareholders) or 1-800-526-7384 (for Class A and Class C Shares shareholders). Holdings information may be posted to web portals available only to clients of the Investment Adviser or its affiliates immediately following the posting of such information on the Funds’ website.

Under the policy, Fund Representatives will initially supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of December 29, 2017, only certain officers of the Trust as well as certain senior members of the compliance and legal groups of the Investment Adviser have been approved by the Board of Trustees to authorize disclosure of portfolio holdings information.

Disclosure of Current NAV Per Share

Each Fund’s current NAV per share is available through the Funds’ website at www.gsamfunds.com or by contacting the Funds at 1-800-526-7384.

Miscellaneous

As stated in the Prospectuses, the Trust may authorize Intermediaries and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust’s behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. These institutions may receive payments from the Trust or Goldman Sachs for their services. In some, but not all, cases these payments will be pursuant to an Administration, Distribution, Service, Shareholder Administration, Capital Administration or Select Plan described in the Prospectuses and the following sections. Certain Intermediaries or other institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.

The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

Line of Credit

As of August 31, 2017, the Funds participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the fiscal year ended August 31, 2017, the Funds did not have any borrowings under the facility.

Large Trade Notifications

The transfer agent may from time to time receive notice that an Intermediary has received a purchase, redemption or exchange order for a large trade in a Fund’s shares. The Fund may determine to enter into portfolio transactions in anticipation of that order, even though the order may not have been processed at the time the Fund entered into such portfolio transactions. This practice provides for a closer correlation between the time shareholders place large trade orders and the time a Fund enters into portfolio transactions based on those orders, and may permit the Fund to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate its investment positions, in the case of redemption orders. The Intermediary may not, however, ultimately process the order. In this case, if (i) the Fund enters into portfolio transactions in anticipation of an order for a large redemption of Fund shares or (ii) the Fund enters into portfolio transactions in anticipation of an order for a large purchase of Fund shares, and such portfolio transactions occur on the date on which the Intermediary indicated that such order would occur, the Fund will bear any borrowing, trading overdraft or other transaction costs or investment losses resulting from such portfolio transactions. Conversely, the Fund would benefit from any earnings and investment gains resulting from such portfolio transactions.

Corporate Actions

From time to time, the issuer of a security held in a Fund’s portfolio may initiate a corporate action relating to that security. Corporate actions relating to equity securities may include, among others, an offer to purchase new shares, or to tender existing shares, of that security at a certain price. Corporate actions relating to debt securities may include, among others, an offer for early redemption of the debt security, or an offer to convert the debt security into stock. Certain corporate actions are voluntary, meaning that a Fund may only participate in the corporate action if it elects to do so in a timely fashion. Participation in certain corporate actions may enhance the value of a Fund’s investment portfolio.

In cases where a Fund or its Investment Adviser receives sufficient advance notice of a voluntary corporate action, the Investment Adviser will exercise its discretion, in good faith, to determine whether a Fund will participate in that corporate action. If a Fund or its Investment Adviser does not receive sufficient advance notice of a voluntary corporate action, the Fund may not be able to timely elect to participate in that corporate action. Participation or lack of participation in a voluntary corporate action may result in a negative impact on the value of a Fund’s investment portfolio.

Information Regarding LPL Financial LLC’s Mutual Fund Only Platform

Investors purchasing Institutional Shares of the Goldman Sachs Financial Square Government Fund through the Mutual Fund Only Platform (“MFO Platform”) sponsored by LPL Financial LLC (“LPL”) will be charged a brokerage commission by LPL (and not the Fund) of up to 3.5% of the net asset value of the shares of the Fund purchased. To the extent an MFO Platform investor liquidates an investment in the Fund and reinvests the proceeds in other mutual funds available through the MFO Platform, LPL will not charge a brokerage commission in respect of such redemption or reinvestment transactions. Nor will any brokerage commissions be charged by LPL in respect of subsequent purchases and redemptions through the MFO Platform using the proceeds of an investment in the Fund that was previously subject to an LPL brokerage commission.

The LPL brokerage commission applicable to investments in the Fund is subject to discounts based on: (i) the net asset value of the shares of the Fund purchased; plus (ii) the investor’s household’s total MFO Platform-eligible fund investments held in LPL brokerage accounts at the time of the investment in the Fund. The discounts are calculated as follows:

Net Asset Value of Shares Purchased plus MFO Platform Eligible Fund Investments	Starting Balance	Ending Balance	Brokerage Commission
First $250,000	$0	$249,999	3.50%
Next $250,000	$250,000	$499,999	2.50%
Next $500,000	$500,000	$999,999	1.50%
Over $1,000,000	$1,000,000	N/A	1.00%

LPL (and not the Fund) sets the terms of the MFO Platform and the terms of LPL’s brokerage commission. LPL may change the terms of the MFO Platform and its brokerage commission at any time without advance notice. Shares of the Fund are available without paying a brokerage commission either through other financial intermediaries or by investing directly through the Fund’s transfer agent.

ADMINISTRATION PLANS

(Administration and Preferred Shares Only)

The Trust, on behalf of each applicable Fund, has adopted an administration plan with respect to the Administration Shares (the “Administration Shares Plan”) and Preferred Shares (the “Preferred Plan,” and together with the Administration Shares Plan, the “Administration Plans”). The Administration Plans authorize Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares.

Pursuant to the Administration Plans, the Trust, on behalf of each applicable Fund, enters into agreements with service organizations which purchase Administration Shares or Preferred Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Administration Shares or Preferred Shares, (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions, (iv) process or assist in processing confirmations concerning customer orders to purchase, redeem and exchange Administration Shares, and (v) facilitate the inclusion of the Fund in accounts, products or services offered to customers by or through service organizations. In addition, with respect to Administration Shares, service organizations may agree to: (i) process, or assist in processing, dividend payments on behalf of customers, and (ii) perform other related services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.

As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of all other Funds, and 0.10% (on an annualized basis) of the average daily net assets of the Preferred Shares of each applicable Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Administration Shares and Preferred Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each Fund under its applicable Administration Shares Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$201,748	$4,559,553	$4,199,698
Financial Square Money Market Fund	68,349	929,855	813,174
Financial Square Tax-Exempt Money Market Fund*	25	11	N/A
Financial Square Treasury Obligations Fund	3,288,294	3,724,247	3,773,219
Financial Square Treasury Instruments Fund	5,378,036	5,423,230	3,747,582
Financial Square Government Fund	9,677,814	6,076,796	5,112,212
Financial Square Federal Instruments Fund**	118,658	70,998	N/A
Financial Square Treasury Solutions Fund	526,943	601,995	983,931
Investor Money Market Fund***	152,961	74	N/A
Investor Tax-Exempt Money Market Fund	11,085	232,698	287,151

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
***	The Investor Money Market Fund commenced operations on January 29, 2016.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the fees to which it was entitled pursuant to the Administration Shares Plans, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$0	$856,371	$3,784,168
Financial Square Money Market Fund	0	127,227	543,490
Financial Square Tax-Exempt Money Market Fund****	0	4	N/A
Financial Square Treasury Obligations Fund	154,235	1,632,550	3,773,219
Financial Square Treasury Instruments Fund	272,986	2,643,580	3,747,582
Financial Square Government Fund	172	1,622,069	5,100,965
Financial Square Federal Instruments Fund*****	2	15,716	N/A
Financial Square Treasury Solutions Fund	23,160	338,015	983,931
Investor Money Market Fund******	0	1	N/A
Investor Tax-Exempt Money Market Fund	0	164,693	287,151

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.25%, 0.25%, 0.26%, 0.24%, 0.24%, 0.25%, 0.25%, 0.24%, 0.25% and 0.25%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.20%, 0.22%, %, 0.16%, 0.14%, 0.07%, 0.18%, 0.19%, 0.11%, 0.25% and 0.07%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.02%, 0.08%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
******	The Investor Money Market Fund commenced operations on January 29, 2016.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each applicable Fund under the Preferred Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$23,172	$317,627	$326,999
Financial Square Money Market Fund	7,235	98,212	107,455
Financial Square Tax-Exempt Money Market Fund*	10	5	N/A
Financial Square Treasury Obligations Fund	117,100	123,118	155,213
Financial Square Treasury Instruments Fund	49,666	36,224	46,943
Financial Square Government Fund	724,145	349,950	251,730
Financial Square Federal Instruments Fund**	50	43	N/A
Financial Square Treasury Solutions Fund	32,910	49,320	48,107
Investor Tax-Exempt Money Market Fund	31	3,643	11,315

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	The Federal Instruments Fund commenced operations on October 30, 2015.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the fees to which it was entitled pursuant to the Preferred Plan, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$1	$13,445	$241,060
Financial Square Money Market Fund	1	1	16,679
Financial Square Tax-Exempt Money Market Fund****	0	0	N/A
Financial Square Treasury Obligations Fund	3	46,244	155,213
Financial Square Treasury Instruments Fund	1	9,856	46,943
Financial Square Government Fund	22	47,555	250,286
Financial Square Federal Instruments Fund*****	0	5	N/A
Financial Square Treasury Solutions Fund	1	14,837	48,107
Investor Tax-Exempt Money Market Fund	0	2,872	11,315

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.10%, 0.10%, 0.11%, 0.10%, 0.10%, 0.10%, 0.10%, 0.10% and 0.10%, respectively.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.10%, 0.10%, 0.11%, 0.06%, 0.07%, 0.09%, 0.09%, 0.07% and 0.02%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.03%, 0.08%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974, as amended (“ERISA”)) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Administration Shares and Preferred Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Administration Shares or Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Administration Shares or Preferred Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Administration Plans and all Service Agreements at a meeting called for the purpose of voting on such Administration Plans and Service Agreements on June 14, 2017. The Administration Plans and Service Agreements will remain in effect until June 30, 2018, and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

An Administration Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Administration Plan may not be made, unless approved by the Trustees in the manner described above. An Administration Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Administration Shares or Preferred Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Administration Shares or Preferred Shares of the affected Funds on not more than sixty (60) days written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Administration Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Administration Plans will benefit the Funds and holders of Administration Shares and Preferred Shares of such Funds.

SERVICE PLANS AND SHAREHOLDER ADMINISTRATION PLANS

(Service Shares Only)

The Trust has adopted a service plan and separate shareholder administration plan on behalf of each Fund with respect to the Service Shares (the “Plans”). The Plans authorize the Funds to compensate service organizations for providing certain personal and account maintenance services and shareholder administration services to their customers who are or may become beneficial owners of such shares. Pursuant to the Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase Service Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Funds; (b) acting as liaison between the service organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

(ii) Shareholder administration services, including: (a) acting, or arranging for another party to act, as recordholder and nominee of the Service Shares beneficially owned by the service organization’s customers; (b) establishing and maintaining, or assist in establishing and maintaining, individual accounts and records of customers who beneficially own Service Shares; (c) processing, or assist in processing, confirmations concerning customer orders to purchase, redeem and exchange Service Shares; (d) receiving and transmitting, or assist in receiving and transmitting, funds representing the purchase price or redemption proceeds of such Service Shares; (e) processing dividend payments on behalf of customers; (f) facilitating the inclusion of Funds in accounts, products or services offered to customers by or through Intermediaries; and (g) performing other related services which do not constitute “any activity which is primarily intended to result in the sale of shares” within the meaning of Rule 12b-1 under the Act or “personal and account maintenance services” within the meaning of applicable FINRA Rules, or any successor rules thereto.

As compensation for such services, the Trust, on behalf of each other Fund, pays each service organization a service fee in an amount up to 0.25% (on an annualized basis) and a shareholder administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Funds’ Service Shares attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each Fund to service organizations pursuant to its applicable Service Plan and Shareholder Administration Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$135,168	$2,723,895	$4,398,745
Financial Square Money Market Fund	9,433	136,760	104,739
Financial Square Tax-Exempt Money Market Funds*	50	21	N/A
Financial Square Treasury Obligations Fund	4,671,412	4,390,988	4,321,944
Financial Square Treasury Instruments Fund	342,536	723,829	765,675
Financial Square Government Fund	1,837,269	1,892,778	2,102,917
Financial Square Federal Instruments Fund**	72,582	87,738	N/A
Financial Square Treasury Solutions Fund	841,230	1,153,575	1,941,519
Investor Money Market Fund***	250	64	N/A
Investor Tax-Exempt Money Market Fund	48,495	309,720	306,299

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
***	Service Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Plans, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$24,576	$1,438,710	$4,187,772
Financial Square Money Market Fund	1,551	53,141	87,898
Financial Square Tax-Exempt Money Market Funds****	0	14	N/A
Financial Square Treasury Obligations Fund	1,045,075	3,161,264	4,321,945
Financial Square Treasury Instruments Fund	102,134	575,817	765,675
Financial Square Government Fund	282,905	1,208,099	2,100,171
Financial Square Federal Instruments Fund*****	11,106	55,174	N/A
Financial Square Treasury Solutions Fund	207,266	912,330	1,941,519
Investor Money Market Fund******	2	9	N/A
Investor Tax-Exempt Money Market Fund	4,463	250,251	306,299

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive a portion of the Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.41%, 0.42%, 0.46%, 0.39%, 0.35%, 0.42%, 0.42%, 0.38%, 0.50% and 0.45%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive a portion of the Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.24%, 0.31%, 0.17%, 0.14%, 0.10%, 0.18%, 0.19%, 0.10%, 0.18% and 0.00%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.02%, 0.08%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
******	Service Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

The Trust has adopted each Service Plan (but not each Shareholder Administration Plan) pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the service organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company such as the Trust may bear expenses associated with the distribution of its securities. In particular, such an investment company cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of securities issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Service Plans and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Service Plans.

During the fiscal year ended August 31, 2017, Goldman Sachs incurred the following expenses in connection with distribution activities under the Service Plan for each Fund:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Prime Obligations Fund	$69	$2,881	$1,896	$149	$375	$5,370
Financial Square Money Market Fund	0	94	66	5	13	178
Financial Square Tax-Exempt Money Market Fund*	0	29	25	2	5	60
Financial Square Treasury Obligations Fund	0	23,522	15,128	1,186	2,989	42,825
Financial Square Treasury Instruments Fund	0	2,045	1,316	103	260	3,724
Financial Square Government Fund	0	8,847	5,562	436	1,099	15,944
Financial Square Federal Instruments Fund	0	653	530	42	105	1,329
Financial Square Treasury Solutions Fund	0	6,059	3,879	304	766	11,009
Investor Money Market Fund**	0	14	14	1	3	31
Investor Tax-Exempt Money Market Fund	0	161	180	14	36	390

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	The Investor Money Market Fund commenced operations on January 29, 2016.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Service Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Plans and the Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on June 14, 2017. The Plans and related Service Agreements will remain in effect until June 30, 2018. The Plans and related Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Service Plans may not be amended (but the Shareholder Administration Plans may be amended) to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Funds, and all material amendments of the Service Plans must also be approved by the Trustees in the manner described above. A Service Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as a Service Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each Plan will benefit the applicable Funds and holders of Service Shares of such Funds.

SELECT PLAN

(Select Shares Only)

The Trust, on behalf of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments and Investor Tax-Exempt Money Market Funds, has adopted a select plan with respect to the Select Shares (the “Select Plan”) which authorizes the Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares. Pursuant to the Select Plan, the Trust, on behalf of such Funds, enters into agreements with service organizations that purchase Select Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Select Shares, and (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions. As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.03% (on an annualized basis) of the average daily net assets of the Select Shares of each Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Select Shares should be directed to the owners’ service organizations.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each Fund to service organizations pursuant to the Select Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$3,758	$35,837	$32,854
Financial Square Money Market Fund	31,014	716,680	324,863
Financial Square Tax-Exempt Money Market Fund*	3	1	N/A
Financial Square Treasury Obligations Fund	40,625	53,175	60,777
Financial Square Treasury Instruments Fund	18,017	6,908	32,733
Financial Square Government Fund	828,799	198,681	49,866
Financial Square Federal Instruments Fund**	14	13	N/A
Financial Square Treasury Solutions Fund	2,908	2,918	10,270
Investor Tax-Exempt Money Market Fund	350	33,529	75,813

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled under the Select Plan, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$0	$(1)	$12,178
Financial Square Money Market Fund	0	(12)	0
Financial Square Tax-Exempt Money Market Fund****	0	0	N/A
Financial Square Treasury Obligations Fund	1	14,172	60,777
Financial Square Treasury Instruments Fund	0	3,094	32,733
Financial Square Government Fund	13	2,843	48,674
Financial Square Federal Instruments Fund*****	0	2	N/A
Financial Square Treasury Solutions Fund	0	803	10,270
Investor Tax-Exempt Money Market Fund	0	33,440	75,813

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive all or a portion of the Select Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.03%, 0.03%, 0.04%, 0.03%, 0.03%, 0.03%, 0.03%, 0.03% and 0.03%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive all or a portion of the Select Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.03%, 0.03%, 0.04%, 0.02%, 0.02%, 0.03%, 0.03%, 0.03%, 0.02% and 0.00%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive all or a portion of the Select Plan fees, and the effective fee rates for this period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.02%, 0.03%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.

Conflict of interest restrictions (including the ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Select Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Select Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Select Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Select Plan and Service Agreements at a meeting called for the purpose of voting on the Select Plan and Service Agreements on June 14, 2017. The Select Plan and Service Agreements will remain in effect until June 30, 2018. The Select Plan and Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Select Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Plan may not be made, unless approved by the Trustees in the manner described above. The Select Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Select Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Select Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Select Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Select Plan will benefit the Funds and holders of Select Shares of such Funds.

CAPITAL ADMINISTRATION PLAN

(Capital Shares Only)

The Trust, on behalf of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments and Investor Tax-Exempt Money Market Funds, has adopted a capital administration plan with respect to the Capital Shares (the “Capital Administration Plan”). The Capital Administration Plan authorizes the Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares.

Pursuant to the Capital Administration Plan, the Trust, on behalf of such Funds, enters into agreements with service organizations which purchase Capital Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Capital Shares, (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions, (iv) process or assist in processing confirmations concerning customer orders to purchase, redeem and exchange Capital Shares, and (v) facilitating the inclusion of the Funds in accounts, products or services offered to customers by or through the service organization, for example, retirement, asset allocation, bank trust, private banking, cash management or sweep accounts, programs or services.

As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.15% (on an annualized basis) of the average daily net assets of the Capital Shares of each Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Capital Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each Fund to service organizations pursuant to the Capital Administration Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$14,238	$215,529	$140,812
Financial Square Money Market Fund	8,060	454,046	157,275
Financial Square Tax-Exempt Money Market Fund*	15	6	N/A
Financial Square Treasury Obligations Fund	439,071	712,486	484,347
Financial Square Treasury Instruments Fund	972,693	608,289	377,232
Financial Square Government Fund	1,997,522	2,012,887	1,798,686
Financial Square Federal Instruments Fund**	24,110	62	N/A
Financial Square Treasury Solutions Fund	373,942	261,437	108,229
Investor Tax-Exempt Money Market Fund	53	70,778	17,376

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs agreed voluntarily to waive a portion of the administration fees to which it was entitled pursuant to the Capital Administration Plan, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$0	$22,056	$116,561
Financial Square Money Market Fund	1	7,281	61,252
Financial Square Tax-Exempt Money Market Fund****	0	1	N/A
Financial Square Treasury Obligations Fund	4	201,982	484,347
Financial Square Treasury Instruments Fund	8	174,611	377,232
Financial Square Government Fund	26	463,052	1,791,772
Financial Square Federal Instruments Fund*****	0	10	N/A
Financial Square Treasury Solutions Fund	66	38,323	108,229
Investor Tax-Exempt Money Market Fund	1	33,550	17,376

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive all or a portion of the Capital Administration Plan fees, and the effective fee rates for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds during this period were 0.15%, 0.15%, 0.15%, 0.15%, 0.15%, 0.15%, 0.15%, 0.15% and 0.15%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive all or a portion of the Capital Administration Plan fees, and the effective fee rates for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds during this period were 0.13%, 0.15%, 0.14%, 0.11%, 0.11%, 0.12%, 0.13%, 0.13% and 0.08%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive all or a portion of the Capital Administration Plan fees, and the effective fee rates for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government and Investor Tax-Exempt Money Market Funds during this period were 0.03%, 0.09%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Capital Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Capital Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Capital Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, initially voted to approve the Capital Administration Plan and Service Agreements at a meeting called for the purpose of voting on such Capital Administration Plan and Service Agreements on June 14, 2017. The Capital Administration Plan and Service Agreements will remain in effect until June 30, 2018 and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Capital Administration Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Capital Administration Plan may not be made, unless approved by the Trustees in the manner described above. The Capital Administration Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Capital Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Capital Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Capital Administration Plan is in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Capital Administration Plan will benefit the Funds and holders of Capital Shares of such Funds.

SERVICE PLAN AND ADMINISTRATION PLAN

(Premier Shares Only)

The Trust has adopted a service plan and administration plan on behalf of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Treasury Solutions, Financial Square Government, Financial Square Federal Instruments and Investor Tax-Exempt Money Market Funds with respect to the Premier Shares (as used in this section, the “Plans”). The Plans authorize the Funds to compensate service organizations for providing certain personal and account maintenance services and administration services to their customers who are or may become beneficial owners of such shares. Pursuant to the Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase Premier Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (b) acting as liaison between the service organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

(ii) Administration services, including: (a) acting or arranging for another party to act, as recordholder and nominee of all Premier Shares beneficially owned by customers; (b) establishing and maintaining individual accounts and records with respect to Premier Shares owned by each customer; (c) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange Premier Shares; (d) receiving and transmitting funds representing the purchase price or redemption proceeds of Premier Shares; (e) providing services to customers intended to facilitate or improve their understanding of the benefits and risks of a Fund; (f) facilitating the inclusion of a Fund in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through service organizations; (g) facilitating electronic or computer trading and/or processing in a Fund or providing electronic, computer or other database information regarding a Fund to customers; (h) developing, maintaining and supporting systems necessary to support accounts for Premier Shares; and (i) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.

As compensation for such services, the Trust, on behalf of each Fund, pays each service organization a service fee in an amount up to 0.10% (on an annualized basis) and an administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Premier Shares of each Fund attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Premier Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each Fund to service organizations pursuant to the Plans (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$4	$4	$4
Financial Square Money Market Fund	3	3	4
Financial Square Treasury Obligations Fund	3	4	727
Financial Square Treasury Instruments Fund	161,330	1,869	4,482
Financial Square Government Fund	227,926	3	4
Financial Square Federal Instruments Fund*	175	147	N/A
Financial Square Treasury Solutions Fund	97,258	4	27,063
Investor Tax-Exempt Money Market Fund	4	4	2,127

*	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs agreed voluntarily to waive all or a portion of the fees to which it was entitled pursuant to the Plans, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$0	$4	$4
Financial Square Money Market Fund	0	3	4
Financial Square Treasury Obligations Fund	3	4	727
Financial Square Treasury Instruments Fund	21,622	869	4,482
Financial Square Government Fund	5,447	3	4
Financial Square Federal Instruments Fund****	9	72	N/A
Financial Square Treasury Solutions Fund	13,888	4	27,063
Investor Tax-Exempt Money Market Fund	1	3	2,127

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rates for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds during this period were 0.35%, 0.35%, 0.07%, 0.30%, 0.34%, 0.33%, 0.30% and 0.29%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rates for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds during this period were 0.00%, 0.01%, 0.00%, 0.19%, 0.02%, 0.18%, 0.00% and 0.01%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rates for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds during this period were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Premier Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Premier Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Premier Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on June 14, 2017. The Plans and related Service Agreements will remain in effect until June 30, 2018. The Plans and related Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

Each Plan may not be amended to increase materially the amount of compensation payable for services and expenses described therein, and other material amendments to each Plan shall not be made, unless approved by the Trustees in the manner described above. Each Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Premier Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Premier Shares of the affected Fund on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Funds and holders of Premier Shares of such Funds.

DISTRIBUTION AND SERVICE PLANS

(Class A, Class C, Cash Management and Resource Shares Only)

Class A Shares and Class C Shares Distribution and Service Plans. As described in the Prospectuses, the Trust, on behalf of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund, has adopted distribution and service plans pursuant to Rule 12b-1 under the Act with respect to Class A Shares and Class C Shares (each, a “Plan,” and collectively the “Plans”). See “Shareholder Guide—Distribution and Service Fees” and/or “Shareholder Guide—Personal Account Maintenance Services and Fees for Class C Shares” in the applicable Prospectus. The Plans finance distribution and other services that are provided to investors in each Fund. In addition, the Plans are intended assist the Funds in reaching and maintaining asset levels that are efficient for the Fund’s operations and investments.

The Plans were most recently approved on June 14, 2017 by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans, cast in person at a meeting called for the purpose of approving the Plans.

The compensation for distribution services payable under the Class A Shares Plan to Goldman Sachs may not exceed 0.25% per annum of the average daily net assets attributable to Class A Shares of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund. The compensation for distribution services payable under the Class C Shares Plan to Goldman Sachs may not exceed 0.75% per annum of the average daily net assets attributable to Class C Shares of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund. In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Intermediaries after the shares have been held for one year.

Under the Plan for Class C Shares, Goldman Sachs is also entitled to receive a separate fee for personal and account maintenance services equal to 0.25% (on an annualized basis) of each Fund’s average daily net assets attributable to Class C Shares. This fee may be used to make payments to Goldman Sachs, Intermediaries and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares of their accounts or similar services not otherwise provided on behalf of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund. In connection with the sales of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Intermediaries after the shares have been held for one year. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plan for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by FINRA.

Each Plan is a compensation plan which provides for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fees exceed Goldman Sachs’ expenses, Goldman Sachs may realize a profit from these arrangements. The distribution fees received by Goldman Sachs under the Plans and CDSCs (as applicable) on Class A and Class C Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Intermediaries in respect of sales of Class A and Class C Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fees as compensation for its services and expenses of distributing the Funds’ Class A and Class C Shares.

Under each Plan, Goldman Sachs, as distributor of the Funds’ Class A and Class C Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures made.

The Plans will remain in effect until June 30, 2018 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans. The Plans may not be amended to increase materially the amount of distribution compensation described therein without approval of a majority of the outstanding shares of each affected share class, but may be amended without shareholder approval to increase the amount of non-distribution compensation. All material amendments to a Plan must also be approved by the Trustees of the Trust in the manner described above.

A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the shares of each affected share class. If a Plan was terminated by the Trustees of the Trust and no successor plan were adopted, the affected Funds would cease to make distribution payments to Goldman Sachs under the Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. So long as the Plan is in effect, the selection and nomination of non-interested Trustees will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that in their judgment there is a reasonable likelihood that the Distribution and Service Plan will benefit the Financial Square Government Fund and its Class A and Class C shareholders, the Investor Money Market Fund and its Class A and Class C shareholders, and the Investor Tax-Exempt Money Market Fund and its Class A and Class C shareholders.

Since Class A Shares and Class C Shares of the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund had not commenced operations as of August 31, 2015, no distribution or service fees were paid by the Financial Square Government Fund, Investor Money Market Fund and Investor Tax-Exempt Money Market Fund during the fiscal year ended August 31, 2015.

The following chart shows the distribution and service fees paid to Goldman Sachs for the fiscal year ended August 31, 2017 and fiscal period ended August 31, 2016 by the Funds pursuant to the Class A Plan:

Fund	2017	2016
Financial Square Government Fund*	$112,883	$296
Investor Money Market Fund**	2,171	74
Investor Tax-Exempt Money Market Fund***	1,193	11

*	Class A Shares of the Financial Square Government Fund commenced operations on February 29, 2016.
**	The Investor Money Market Fund commenced operations on January 29, 2016.
***	Class A Shares of the Investor Tax-Exempt Money Market Fund commenced operations on March 31, 2016.

For the fiscal period ended August 31, 2017, the following expenses were incurred by Goldman Sachs in connection with distribution under the Class A Plan on behalf of the Funds:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Government Fund	$95,839	$257	$164	$13	$32	$96,305
Investor Money Market Fund	1,569	34	31	2	6	1,642
Investor Tax-Exempt Money Market Fund	1,043	8	5	0	1	1,057

The following chart shows the distribution and service fees paid to Goldman Sachs for the fiscal year ended August 31, 2017 and fiscal period ended August 31, 2016 by the Funds pursuant to the Class C Plan:

Fund	2017	2016
Financial Square Government Fund*	$73,174	$124
Investor Money Market Fund**	388	221
Investor Tax-Exempt Money Market Fund***	68	32

*	Class C Shares of the Financial Square Government Fund commenced operations on February 29, 2016.
**	The Investor Money Market Fund commenced operations on January 29, 2016.
***	Class C Shares of the Investor Tax-Exempt Money Market Fund commenced operations on March 31, 2016.

For the fiscal period ended August 31, 2017, the following expenses were incurred by Goldman Sachs in connection with distribution under the Class C Plan on behalf of the Funds:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Government Fund	$10,182	$5,941	$2,375	$186	$469	$19,153
Investor Money Market Fund	5	23	23	2	5	58
Investor Tax-Exempt Money Market Fund	0	0	0	0	0	0

Cash Management Shares and Resource Shares Distribution Plans and Service Plans. As described in the Prospectuses, the Trust has adopted distribution plans pursuant to Rule 12b-1 under the Act with respect to Cash Management Shares and Resource Shares (the “Distribution Plans”). The Trust has also adopted separate service plans with respect to Cash Management Shares and Resource Shares (the “Service Plans” and together with the Distribution Plans, the “Plans”).

The Plans were most recently approved on June 14, 2017 on behalf of each applicable Fund by a majority vote of the Trust’s Board of Trustees, including a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of approving the Plans. The Plans will remain in effect until June 30, 2018 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Board of Trustees of the Trust, including a majority of the non-interested Trustees. None of the Distribution Plans may be amended to increase materially the amount to be spent for the services described therein as to a particular Fund without approval of a majority of the outstanding Cash Management Shareholders or Resource Shareholders (as applicable) of that Fund. All material amendments to the Plans must also be approved by the Board of Trustees of the Trust in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the Cash Management Shares or Resource Shares (as applicable) of the applicable Fund. So long as the Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plans will benefit each Fund and its applicable class of Shareholders.

The compensation payable under the Cash Management Shares Distribution Plans may not exceed 0.30% per annum of the average daily net assets attributable to Cash Management Shares of the Funds. The compensation payable under the Resource Shares Distribution Plan may not exceed 0.15% per annum of the average daily net assets attributable to Resource Shares of the applicable Funds.

Goldman Sachs may pay up to the entire amount of its fee under the Distribution Plans to service organizations or other institutions for providing services in connection with the sale of Cash Management Shares or Resource Shares (as applicable). To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing Cash Management Shares or Resource Shares (as applicable). If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

Each Distribution Plan is a compensation plan which provides for the payment of specified distribution fees without regard to the distribution expenses actually incurred by Goldman Sachs. If each Distribution Plan were terminated by the Trust’s Board of Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each Fund pursuant to the Cash Management Shares Distribution Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$3	$3	$4
Financial Square Money Market Fund	543	31,398	11,253
Financial Square Treasury Obligations Fund	59	3	0
Financial Square Treasury Instruments Fund	579	17	4
Financial Square Government Fund	29,462	23	6
Financial Square Federal Instruments Fund*	150	126	N/A
Financial Square Treasury Solutions Fund	186,733	416,544	190,290
Investor Money Market Fund**	222	38	N/A
Investor Tax-Exempt Money Market Fund	96	3	4

*	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
**	Cash Management Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Cash Management Shares Distribution Plans, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$0	$3	$4
Financial Square Money Market Fund	0	3,980	7,579
Financial Square Treasury Obligations Fund	2	3	0
Financial Square Treasury Instruments Fund	62	8	4
Financial Square Government Fund	300	9	6
Financial Square Federal Instruments Fund****	2	51	N/A
Financial Square Treasury Solutions Fund	19,520	243,998	190,290
Investor Money Market Fund*****	0	0	N/A
Investor Tax-Exempt Money Market Fund	0	3	4

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate for Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions, Investor Money Market Fund and Investor Tax-Exempt Money Market Funds during this period were 0.35%, 0.30%, 0.29%, 0.27%, 0.30%, 0.30%, 0.15%, 0.30% and 0.30%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate for Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions, Investor Money Market Fund and Investor Tax-Exempt Money Market Funds during this period were 0.00%, 0.26%, 0.00%, 0.16%, 0.17%, 0.18%, 0.12%, 0.30% and 0.01%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate during this fiscal period for each Fund was 0.00%.
****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
*****	Cash Management Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

During the fiscal year ended August 31, 2017, Goldman Sachs incurred the following expenses in connection with distribution under the Cash Management Shares Distribution Plan for each Fund:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Prime Obligations Fund	$0	$0	$0	$0	$0	$0
Financial Square Money Market Fund	3,579	2	5	0	1	3,587
Financial Square Treasury Obligations Fund	17	0	0	0	0	17
Financial Square Treasury Instruments Fund	521	0	0	0	0	521
Financial Square Government Fund	26,827	1,097	688	54	136	28,802
Financial Square Federal Instruments Fund	0	1	1	0	0	3
Financial Square Treasury Solutions Fund	172,127	662	497	39	98	173,423
Investor Money Market Fund	41	14	14	1	3	73
Investor Tax-Exempt Money Market Fund	87	1	0	0	0	88

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each applicable Fund pursuant to the Resource Shares Distribution Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$5,972	$102,357	$114,897
Financial Square Money Market Fund	2	2	0
Financial Square Tax-Exempt Money Market Fund*	15	6	N/A
Financial Square Treasury Obligations Fund	1	2	0
Financial Square Treasury Instruments Fund	1	1	0
Financial Square Government Fund	116,349	21,791	0
Financial Square Treasury Solutions Fund	1	1	0
Investor Money Market Fund**	75	19	N/A
Investor Tax-Exempt Money Market Fund	7,696	11,507	17,341

*	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
**	Resource Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Resource Shares Distribution Plan, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$1	$11,737	$96,303
Financial Square Money Market Fund	2	2	0
Financial Square Tax-Exempt Money Market Fund****	0	1	N/A
Financial Square Treasury Obligations Fund	1	2	0
Financial Square Treasury Instruments Fund	1	2	0
Financial Square Government Fund	1	112	0
Financial Square Treasury Solutions Fund	1	2	0
Investor Money Market Fund*****	0	0	N/A
Investor Tax-Exempt Money Market Fund	0	6,661	17,341

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.15%, 0.00%, 0.15%, 0.00%, 0.00%, 0.15%, 0.00%, 0.15% and 0.15%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.13%, 0.00%, 0.14%, 0.00%, 0.00%, 0.15%, 0.00%, 0.15% and 0.06%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.02%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	Resource Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

During the fiscal year ended August 31, 2017, Goldman Sachs incurred the following expenses in connection with distribution under the Resource Shares Distribution Plan for each applicable Fund:

	Compensation to Dealers	Compensation and Expenses of the Distributor and Its Sales Personnel	Allocable Overhead, Telephone and Travel Expenses	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Preparation and Distribution of Sales Literature and Advertising	Totals
Financial Square Prime Obligations Fund	$15,265	$34	$48	$4	$10	$15,360
Financial Square Money Market Fund	0	0	0	0	0	0
Financial Square Tax-Exempt Money Market Fund	0	29	25	2	5	60
Financial Square Treasury Obligations Fund	0	0	0	0	0	0
Financial Square Treasury Instruments Fund	0	0	0	0	0	0
Financial Square Government Fund	110,150	4,390	2,428	190	480	117,637
Financial Square Treasury Solutions Fund	0	0	0	0	0	0
Investor Money Market Fund	0	14	14	1	3	31
Investor Tax-Exempt Money Market Fund	8,049	100	75	6	15	8,245

Pursuant to the Service Plans, the Trust, on behalf of each applicable Fund, enters into agreements with service organizations which purchase Cash Management Shares or Resource Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Administration services, including: (a) acting, or arranging for another party to act, as recordholder and nominee of all Cash Management Shares or Resource Shares beneficially owned by customers; (b) establishing and maintaining individual accounts and records with respect to Cash Management Shares or Resource Shares owned by customers; (c) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange Cash Management Shares or Resource Shares; (d) receiving and transmitting funds representing the purchase price or redemption proceeds of such Cash Management Shares or Resource Shares; (e) providing services to customers intended to facilitate or improve their understanding of the benefits and risks of a Fund; (f) facilitating the inclusion of a Fund in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through service organizations; (g) facilitating electronic or computer trading and/or processing in a Fund or providing electronic, computer or other database information regarding a Fund to customers; (h) developing, maintaining and supporting systems necessary to support accounts for Cash Management Shares or Resource Shares; and (i) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.

(ii) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (b) acting as liaison between customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

As compensation for such services under each Service Plan, the Trust on behalf of each Fund pays each service organization a fee in an amount up to 0.50% (on an annual basis) of the average daily net assets of the Cash Management Shares or Resource Shares of each Fund attributable to or held in the name of such service organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The Trust, on behalf of a Fund, accrues payments made to a service organization pursuant to a Service Agreement daily. The Service Agreements shall terminate automatically if assigned. All inquiries of beneficial owners of Cash Management Shares or Resource Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each Fund pursuant to its applicable Cash Management Shares Service Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$5	$5	$4
Financial Square Money Market Fund	905	52,331	18,754
Financial Square Treasury Obligations Fund	98	5	4
Financial Square Treasury Instruments Fund	966	28	4
Financial Square Government Fund	49,103	38	8
Financial Square Federal Instruments Fund*	250	209	N/A
Financial Square Treasury Solutions Fund	311,222	694,241	317,148
Investor Money Market Fund**	370	64	N/A
Investor Tax-Exempt Money Market Fund	159	5	4

*	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
**	Cash Management Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Cash Management Shares Service Plan, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$3	$5	$4
Financial Square Money Market Fund	876	45,091	18,721
Financial Square Treasury Obligations Fund	4	5	4
Financial Square Treasury Instruments Fund	702	28	4
Financial Square Government Fund	34,883	38	8
Financial Square Federal Instruments Fund****	143	210	N/A
Financial Square Treasury Solutions Fund	217,364	694,241	317,148
Investor Money Market Fund*****	25	46	N/A
Investor Tax-Exempt Money Market Fund	66	5	4

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate during this fiscal period for Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds during this period were 0.20%, 0.02%, 0.48%, 0.14%, 0.14%, 0.21%, 0.15%, 0.47% and 0.29%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate during this fiscal period for Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Federal Instruments, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds during this period were 0.00%, 0.07%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.14%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate during this fiscal period for each Fund was 0.00%.
****	The Financial Square Federal Instruments Fund commenced operations on October 30, 2015.
*****	Cash Management Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, the fees contractually incurred by each applicable Fund pursuant to the Resource Shares Service Plan (prior to applicable waivers) were as follows:

Fund	2017	2016	2015
Financial Square Prime Obligations Fund	$19,908	$341,188	$382,990
Financial Square Money Market Fund	5	5	4
Financial Square Tax-Exempt Money Market Fund	50	21	N/A
Financial Square Treasury Obligations Fund	5	5	4
Financial Square Treasury Instruments Fund	5	5	4
Financial Square Government Fund	387,831	72,638	4
Financial Square Treasury Solutions Fund	5	5	4
Investor Money Market Fund	250	64	N/A
Investor Tax-Exempt Money Market Fund	25,652	38,356	57,803

For the fiscal years ended August 31, 2017, August 31, 2016 and August 31, 2015, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Resource Shares Service Plan, as follows:

Fund	2017*	2016**	2015***
Financial Square Prime Obligations Fund	$12,487	$236,773	$382,990
Financial Square Money Market Fund	2	5	4
Financial Square Tax-Exempt Money Market Fund****	15	20	N/A
Financial Square Treasury Obligations Fund	4	5	4
Financial Square Treasury Instruments Fund	4	2	4
Financial Square Government Fund	108,088	58,214	4
Financial Square Treasury Solutions Fund	4	5	4
Investor Money Market Fund*****	6	27	N/A
Investor Tax-Exempt Money Market Fund	5,256	36,109	57,803

*	During the fiscal year ended August 31, 2017, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.19%, 0.35%, 0.35%, 0.07%, 0.06%, 0.36%, 0.06%, 0.49% and 0.40%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2016, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Tax-Exempt Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions, Investor Money Market and Investor Tax-Exempt Money Market Funds were 0.15%, 0.01%, 0.03%, 0.00%, 0.00%, 0.10%, 0.00%, 0.29% and 0.03%, respectively.
***	During the fiscal year ended August 31, 2015, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate during this fiscal period for the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Treasury Instruments, Financial Square Government, Financial Square Treasury Solutions and Investor Tax-Exempt Money Market Funds were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
****	The Financial Square Tax-Exempt Money Market Fund commenced operations on March 31, 2016.
*****	Resource Shares of the Investor Money Market Fund commenced operations on May 31, 2016.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Cash Management Shares or Resource Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Cash Management Shares or Resource Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Cash Management Shares or Resource Shares on behalf of their customers may be required to register as dealers.

Principal Holders of Securities

As of November 30, 2017, the following shareholders were shown in the Trust’s records as owning more than 5% of any class of a Fund’s shares. Except as listed below, the Trust does not know of any other person who owns of record or beneficially 5% or more of any class of a Fund’s shares.

Financial Square Prime Obligations Fund
Share Class	Name/Address	Percentage of Class

Administration	Amalgamated Bank of Chicago, Attn: Debra Outlaw, 30 N LaSalle St 38th Fl., Chicago, IL 60602-2590	69.57%

Administration	Anbee & Co, c/o Greatbanc Trust Company, 801 Warrenville Rd Ste 500, Lisle, IL 60532-4347	14.19%

Administration	Anbee & Co, c/o Greatbanc Trust Company, 801 Warrenville Rd Ste 500, Lisle, IL 60532-4347	9.31%

Capital	BB & T Capital Markets, PRG Holdings Inc., Attn: David Rowland, PO Box 511, Oaks, PA 19456-0511	42.38%

Capital	First National Capital Mkts. Inc., Zone 5 Entertainment LLC, 11550 I St Ste. 200, Omaha, NE 68137-1263	21.42%

Capital	First National Capital Mkts. Inc., Haley Associates Limited, Partnership Reserve, Attn: Ron Rohlfs, 10703 J St Ste. 104, Omaha, NE 68127-1023	18.33%

Capital	First National Capital Mkts. Inc., NHS Orthopedic Services Inc., Attn: Stephanie Daubert, 987450 Nebraska Medical Center, Omaha, NE 68198-7450	16.85%

Cash Management	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Institutional	Ahold USA Inc., General Accounting Dept., 1149 Harrisburg Pike, Carlisle, PA 17013-1607	10.76%

Institutional	Comerica Securities Inc., Attn: Operations Manager M/C, 411 W Lafayette, Detroit, MI 48226-3155	8.51%

Institutional	JP Morgan Chase Bank NA, FBO Its Customers, Third Party Ts Link Non, 10410 Highland Manor Dr. Fl. 3, Tampa, FL 33610-9128	7.71%

Institutional	The Bank of New York Mellon, As Custodian For Hartford Accident & Indemnity As Depositor, Attn: Kristin Gregory, 101 Barclay St # 4E, New York, NY 10007-2119	7.58%

Institutional	Wells Fargo Clearing Services, LLC, Special Custody Acct For The Exclusive Benefit Of Customer, 2801 Market St., Saint Louis, MO 63103-2523	6.89%

Institutional	The Pennsylvania State University, Milton S Hershey Medical Center, PO Box 855, Hershey, PA 17033-0855	5.76%

Institutional	Maril & Co, FBO NG, First National Bank of Omaha 11270 W Park Pl. Ste. 400, Milwaukee, WI 53224-3638	5.71%

Institutional	Merrill Lynch Pierce Fenner and Smith Inc., 200 N College St 3rd Flr North, Charlotte, NC 28202-2191	5.43%

Preferred	Reliance Trust Co, FBO MCIC Vermont, PO Box 28004, Atlanta, GA 30358-0004	99.52%

Premier	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Resource	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Select	Bank of Oklahoma NA, Bradbury Stamm Construction, PO Box 10850, Albuquerque, NM 87184-0850	57.62%

Select	Bank of Oklahoma NA, Strat Land Exploration Co., 15 E 5th St. Ste. 2020, Tulsa, OK 74103-4318	12.51%

Select	Bank of Oklahoma NA, Darden Resources Inc., 15 E 5th St. Ste. 2020, Tulsa, OK 74103-4318	9.63%

Select	Bank of Oklahoma NA, Doris J. Darden Trust, 15 E 5th St. Ste. 2020, Tulsa, OK 74103-4318	7.71%

Select	Bank of Oklahoma NA, Tulsa Zoo Management Inc., 6421 E 36th St. N., Tulsa, OK 74115-2121	7.49%

Service	Eagle Bank, Attn: Susan Riel SVP, 7815 Woodmont Ave, Bethesda, MD 20814-3007	72.51%

Service	Delaware Trust Company, CSC Trust Company of Delaware, 251 Little Falls Dr., Wilmington, DE 19808-1674	27.40%

Financial Square Money Market Fund
Share Class	Name/Address	Percentage of Class

Administration	Honkamp Krueger Financial Services, 1251 Baker Ridge Rd, Sherman, TX 75090-2717	82.93%

Capital	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Cash Management	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Institutional	President & Fellows of Harvard College-Gen Investment AC, c/o Harvard Management Co., 600 Atlantic Ave, Boston, MA 02210-2211	15.90%

Institutional	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	10.26%

Institutional	Merrill Lynch Pierce Fenner and Smith Inc., 200 N College St 3rd Flr North, Charlotte, NC 28202-2191	9.27%

Institutional	Band & Co c/o US Bank, Attn: Acm Dept., PO Box 1787, Milwaukee, WI 53201-1787	7.13%

Institutional	MSCS Financial Services LLC, Zions First National Bank, Attn: J Chad Hamilton, PO Box 30880, Salt Lake City, UT 84130-0880	6.27%

Preferred	BB & T Capital Markets, Susan P. Byrnes Health Education Center Inc., Attn: Anne Bahn, 515 S George St, York, PA 17401-2723	79.85

Preferred	Bank Leumi USA, 425 E 58th St, Apt 16D, New York, NY 10022-2379	18.49%

Premier	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Resource	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Select	Bank of Oklahoma NA, Bonnie B. Hefner Rev. Trust, Bonnie B. Hefner Ttee, 929 E Britton Rd, Oklahoma City, OK 73114-7802	43.56%

Select	Bank of Oklahoma NA, Zix Corporation, 2711 N Haskell Ave Ste. 2200, Dallas, TX 75204-2960	35.45%

Select	Bank of Oklahoma NA, Bonray Inc., Attn: Philip Day VP, 929 E Britton Rd, Oklahoma City, OK 73114-7802	9.62%

Select	Bank of Oklahoma NA, HBH Enterprises Limited Partnership, Attn: Philip Day VP, 929 E Britton Rd, Oklahoma City, OK 73114-7802	8.76%

Service	BB & T Capital Markets, The Lawson Companies Inc., 373 Edwin Dr, Virginia Bch, VA 23462-4522	99.72%

Financial Square Tax-Exempt Money Market Fund

Share Class	Name/Address	Percentage of Class

Administration	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Capital	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Institutional	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	43.28%*

Institutional	Cachematrix Holdings LLC, Regions Bank FBO Tsi Holding Co, 1900 5th Ave N Fl. 14, Birmingham AL 35203-2610	29.32%*

Institutional	Perkins Coie Trust Company LLC, FBO Clients, 1201 3rd Ave Ste 4800. Seattle, WA 98101-3266	20.05%

Preferred	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Resource	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Select	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Service	GSAM Holdings LLC Seed Accounts, Attn. Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Financial Square Treasury Obligations Fund
Share Class	Name/Address	Percentage of Class
Administration	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	17.52%

Administration	MSCS Financial Services LLC, Stratevest & Co., PO Box 2499, Brattleboro, VT 05303-2499	15.13%

Administration	Anbee & Co, c/o Greatbanc Trust Company, 801 Warrenville Rd Ste. 500, Lisle, IL 60532-4347	9.38%

Administration	Computershare Trust Company NA, CTC FBO Glaxosmith Kline, Stiefel Labs Escrow, 250 Royall St, Canton, MA 02021-1011	7.26%

Administration	Amalgamated Bank Of Chicago, Attn: Debra Outlaw, 30 N LaSalle St 38th Fl., Chicago, IL 60602-2590	6.09%

Administration	Band & Co c/o US Bank, Attn: ACM Dept, PO Box 1787, Milwaukee, WI 53201-1787	5.45%

Administration	Bancfirst Trust, Fireco, Attn: Trust Operations, PO Box 26883, Oklahoma city, OK 73126-0883	5.07%

Administration	Merrill Lynch Pierce Fenner and Smith Inc., 200 N College St 3rd Flr North, Charlotte NC 28202-2191	5.03%

Administration	Fulton Bank, The Fulton Company, PO Box 3215, Lancaster, PA 17604-3215	8.81%

Capital	Jefferies LLC, FBO Silver 8 Partners LP, 101 Hudson Street, 11th Floor, Jersey City, NJ 07302-3915	13.39%

Capital	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	10.34%

Capital	First National Capital Mkts Inc., Applied Underwriters Captive, Risk Assurance, Attn: Robert Stafford, PO Box 3646, Omaha, NE 68103-0646	7.88%

Capital	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	6.25%

Capital	Commerce Bank—SE MO, Fidelity Telephone Company, John Bell, 64 N Clark St, Sullivan, MO 63080-1698	5.02%

Cash Management	Pershing LLC, FBO Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	99.11%

Institutional	Silicon Valley Bank, Attn: Global Deposits & Investments, 3003 Tasman Dr. HG240, Santa Clara, CA 95054-1191	23.69%

Institutional	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	17.28%

Institutional	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	14.17%

Preferred	Pershing LLC, FBO Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	34.72%

Preferred	Union Bank & Trust Co., Industricorp & Co., 312 Central Ave SE Ste. 508, Minneapolis, MN 55414-1166	17.93%

Preferred	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	9.02%

Preferred	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	7.16%

Preferred	Computershare Trust Company NA, NA AAF Clients, 250 Royall St, Canton, MA 02021-1011	6.42%

Premier	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100%

Resource	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100%

Select	Band & Co Institutional Trust, Capinco c/o US Bank NA, 1555 N Rivercenter Dr. Ste. 302, Milwaukee, WI 53212-3958	53.57%

Select	Bank of Oklahoma NA, Texas Oncology PA, 12221 Merit Dr. Ste. 500, Dallas, TX 75251-3100	26.17%

Select	Bank of Oklahoma, NABank & Co, c/o Bank of Oklahoma, Attn: Trust Securities, PO Box 2180, Tulsa, OK 74101-2180	14.72%

Service	MSCS Financial Services LLC, Stratevest & Co., PO Box 2499, Brattleboro, VT 05303-2499	55.00%

Service	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	15.87%

Service	SEI Private Trust Co, c/o Regions Bank, 1 Freedom Valley Dr., Oaks, PA 19456-9989	12.03%

Financial Square Treasury Instruments Fund
Share Class	Name/Address	Percentage of Class
Administration	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	16.81%

Administration	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	14.58%

Administration	BMO Harris Bank NA GS Investment, Acct FBO BMO Harris Bank NA GS Sweep Acct Holders not in a Fiduciary Capacity, 111 W Monroe St Fl. 9, Chicago, IL 60603-4096	6.19%

Administration	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	8.85%

Administration	Wilbranch & Co Partnership, Wilbranch & Co, PO Box 2887, Wilson, NC 27894-2887	5.83%

Capital	The Private Bank And Trust Company, 120 S LaSalle St, Chicago, IL 60603-3403	15.36%

Capital	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	11.62%

Capital	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	10.00%

Capital	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	7.27%

Capital	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	6.81%

Cash Management	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	97.64%

Institutional	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	16.35%

Institutional	Goldman, Sachs & Co, 295 Chipeta Way Fl. 4, Salt Lake City, UT 84108-1285	10.53%

Institutional	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	8.32%

Preferred	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	38.56%

Preferred	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	13.75%

Preferred	Cenco, Attn: AMG 7th Fl., c/o Compass Bank, Suite 703, 15 South 20th Street, Birmingham AL 35233-2000	9.28%

Preferred	Deutsche Bank Trust Co, Princeton Credit LLC, CSU Fresno, 5421 North Maple Ave, Fresno, CA 93740-0001	7.55%

Preferred	Deutsche Bank Trust Co, Access Funding 2013-1 LLC, Collection A/C, 10 North High St Ste. 400, West Chester, PA 19380-3014	7.07%

Preferred	Deutsche Bank Trust Co, Berlin Station LLC, Debt Service Reserve Account, 1 Cate St Ste. 100, Portsmouth, NH 03801-7107	6.98%

Premier	Bank of Oklahoma, NABank & Co, c/o Bank of Oklahoma, Attn: Trust Securities, PO Box 2180, Tulsa, OK 74101-2180	99.97%

Resource	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100%

Select	Deutsche Bank Trust Co, Fifth Third Auto Trust 2015-1, Coll AC FBO DBTCA as Ttee, 1701 Golf Rd, Tower 1 Fl. 9, Rolling Meadows, IL 60008-4227	36.31%

Select	Deutsche Bank Trust Co, Fifth Third Holding Funding LLC, FITAT 2014-3 Coll AC FBO DBTCA as Ttee, 1701 Golf Road Tower 1 Fl. 9, Rolling Meadows, IL 60008-4227	30.15%

Select	Deutsche Bank Trust Co, Condor Holdco Securitization Trust, 2015-1 Issuer Collection, 9 W 57th St Fl. 39, New York, NY 10019-2701	17.45%

Financial Square Treasury Instruments Fund
Share Class	Name/Address	Percentage of Class

Select	Deutsche Bank Trust Co, Fifth Third Holding Funding LLC, FITAT 2014-3 Reserve AC, FBO DBTCA as Ttee, 1701 Golf Road Tower 1 Fl. 9, Rolling Meadows, IL 60008-4227	7.21%

Select	Deutsche Bank Trust Co, Fifth Third Auto Trust 2015-1, Reserve AC FBO DBTCA, 1701 Golf Rd, Tower 1 Fl. 9, Rolling Meadows, IL 60008-4227	5.43%

Service	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	43.05%

Service	Bridge Bank NA, Attn: Finance, 55 Almaden Blvd Ste. 100, San Jose, CA 95113-1609	24.40%

Service	Cenco, Attn: AMG 7th Fl., c/o Compass Bank, 15 20th St S Ste. 703, Birmingham, AL 35233-2000	14.00%

Service	Signature Bank, MMF Settlement, 565 5th Ave Fl. 12, New York, NY 10017-2496	12.42%

Financial Square Treasury Solutions Fund
Share Class	Name/Address	Percentage of Class

Administration	Harris Associates, L.P., The Oakmark Funds, Attn: Mutual Fund Operations, c/o Harris Associates, 111 S Wacker Dr. Ste. 4600, Chicago, IL 60606-4319	18.91%

Administration	Simmons Bank, c/o Simmons Bank, 501 S Main St, Pine Bluff, AR 71601-4327	12.59%

Administration	Jefferies LLC, FBO Karlin-Wells LLC, 101 Hudson St Fl. 11, Jersey City, NJ 07302-3915	11.66%

Administration	Band & Co c/o US Bank, Attn: ACM Dept., PO Box 1787, Milwaukee, WI 53201-1787	10.47%

Administration	Commerce Bank Of Kansas City, NA, Mori & Co, Commerce Bank Of Kansas City, Attn: Trust Operations, 911 Main St Ste. 201, Kansas City, MO 64105-5304	8.94%

Administration	Jefferies LLC, FBO NIS Preferred Stock Fd II LLC, 101 Hudson St Fl. 11, Jersey City, NJ 07302-3915	7.20%

Administration	Jefferies LLC, FBO Karsub 1 LLC, 101 Hudson St Fl. 11, Jersey City, NJ 07302-3915	6.44%

Administration	Jefferies LLC, FBO Palogic Value Fund LP, 101 Hudson St Fl. 11, Jersey City, NJ 07302-3915	5.76%

Capital	Commerce Bank – Lenexa, BKD LLP, Main Firm Account, PO Box 1900, Springfield MO 65801-1900	13.51%

Capital	Commerce Bank – Lenexa, IPHFHA Inc, AD Comm, 7829 E Rockhill St Ste. 201, Wichita, KS 67206-3918	13.15%

Capital	Commerce Bank – Lenexa, Skaggs Community Hospital Assoc., DBA Cox Medical Center Branson, Attn: Accounting, 1423 N Jefferson Ave, Springfield, MO 65802-1917	6.43%

Capital	Commerce Bank – Lenexa, The Zimmer Co Central Clearing, Attn: Accounting, PO Box 411299, Kansas City, MO 64141-1299	6.09%

Cash Management	MSCS Financial Services LLC, Stratevest & Co., PO Box 2499, Brattleboro, VT 05303-2499	100.00%

Institutional	Goldman Sachs & Co, 295 Chipeta Way Fl. 4, Salt Lake City, UT 84108-1285	49.77%*

Institutional	Band & Co c/o US Bank, Attn: ACM Dept., PO Box 1787, Milwaukee, WI 53201-1787	9.54%

Preferred	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	69.91%

Preferred	Commerce Bank of Kansas City, NA, Mori & Co, Commerce Bank of Kansas City, Attn: Trust Operations, 911 Main St Ste. 201, Kansas City, MO 64105-5304	17.56%

Preferred	Cedar Rapids Bank & Trust Co, Attn: Cathy Loughead, 3551 7th St, Moline, IL 61265-6156	6.49%

Premier	Bank of Oklahoma, NABank & Co, c/o Bank of Oklahoma, Attn: Trust Securities, PO Box 2180, Tulsa, OK 74101-2180	100.00%

Financial Square Treasury Solutions Fund
Share Class	Name/Address	Percentage of Class

Resource	GSAM Holdings LLC Seed Accounts, Attn: Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Select	Commerce Bank Of Kansas City, Special Account, PO Box 782050, Wichita, KS 67278-2050	52.30%

Select	Commerce Bank Of Kansas City, Jabara Ventures Group LP, PO Box 782050, Wichita, KS 67278-2050	41.92%

Service	JP Morgan Chase Bank N A FBO Its Customers Third Party Ts Link, 10410 Highland Manor Dr Fl 3, Tampa, FL 33610-9128	38.92%

Service	AMG National Trust Bank, Haws & Co, 6295 Greenwood Plaza Blvd, Greenwood Vlg, CO 80111-4963	33.81%

Service	MidAmerica National Bank, MidAmerica National Bank, PO Box 1300, Macomb, IL 61455-5600	29.89%

Service	Charlevoix State Bank, PO Box 217, Charlevoix, MI 49720-0217	19.14%

Financial Square Government Fund
Share Class	Name/Address	Percentage of Class

Class A	ADP/Broker Dealer Inc., State Street Bank and Tr Ttee/Cust, FBO ADP Access Product, 1 Lincoln St, Boston, MA 02111-2900	20.15%

Class A	Raymond James & Associates, Omnibus for Mutual Funds, 880 Carillon Parkway, St Petersburg, FL 33716-1102	16.78%

Class A	Stifel Nicolaus & Co Exclusive Benefit of Customers, 501 N Broadway, Saint Louis, MO 63102-2188	12.84%

Class C	Wells Fargo Clearing Services, LLC., Alcova Mortage, Goldman Sachs/ADP 401K Plan, 2965 Colonnade Dr. Ste. 110, Roanoke VA 24018-3541	9.44%

Class C	Wells Fargo Clearing Services, LLC., Satimo LLC, Goldman Sachs/ADP 401K Plan, 2105 Barrett Park Dr. Ste. 110, Kennesaw, GA 30144-7080	6.96%

Class C	Goldman Sachs Direct Ex Dlr Accts, Rocky Run Family Medicine, Goldman Sachs/ADP 401K Plan, 5645 Stone Rd, Centreville, VA 20120-1618	5.21%

Class R6	Mid Atlantic Trust Company, FBO Schenck SC 401(K) PSP, 1251 Waterfront Pl Ste. 525, Pittsburgh, PA 15222-4228	43.49%

Class R6	Mid Atlantic Trust Company, FBO Superior Diesel, Inc. Retirement SA, 1251 Waterfront Pl Ste. 525, Pittsburgh, PA 15222-4228	15.48%

Class R6	Ameriprise Financial, Wells Fargo Bank, FBO W Lee Taylor Jr Agency, 1525 West Wt Harris Blvd, Charlotte, NC 28288-1076	5.65%

Administration	Commerce Bank of Kansas City, NA, Mori & Co, Commerce Bank of Kansas City, Attn. Trust Operations, 911 Main St Ste. 201, Kansas City, MO 64105-5304	39.15%

Administration	Amalgamated Bank of Chicago, Attn: Debra Outlaw, 30 N LaSalle St 38th Fl., Chicago, IL 60602-2590	6.94%

Capital	Raymond James Trust NA, Charitable Endowment Fund, PO Box 23559, St Petersburg, FL 33742-3559	9.00%

Capital	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	5.72%
Capital	Commerce Bank – Lenexa, Garney Holding Company, Attn: Tom Roberts, 1333 NW Vivion Rd, Kansas City, MO 64118-4554	5.15%
Cash Management	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	99.97%

Institutional	Hare & Co, c/o The Bank of New York, STIF Department 2nd Fl., 111 Sanders Creek Pkwy, East Syracuse, NY 13057-1382	10.71%

Financial Square Government Fund
Share Class	Name/Address	Percentage of Class

Institutional	Merrill Lynch Pierce Fenner and Smith Inc., 200 N College St 3rd Flr North, Charlotte, NC 28202-2191	5.54%

Institutional	Goldman Sachs & Co, 295 Chipeta Way Fl. 4, Salt Lake City, UT 84108-1285	5.46%

Preferred	M & T Bank, Tice & Co, c/o M&T Trust Co, PO Box 1377, Buffalo, NY 14240-1377	34.49%

Preferred	Commerce Bank – Lenexa, Deciphera Pharmaceuticals LLC, Attn: Amanda Stastny, 500 Totten Pond Rd Fl. 6, Waltham, MA 02451-1924	29.24%

Preferred	The Private Bank and Trust Company, PBTC and Co LLC, Attn: Wealth Mgmt Operations, 70 W Madison St Ste. 800, Chicago, IL 60602-4282	15.36%

Preferred	Commerce Bank of Kansas City, NA, Mori & Co, Commerce Bank of Kansas City, Attn: Trust Operations, 911 Main St Ste. 201, Kansas City, MO 64105-5304	7.88%

Premier	Bank of Oklahoma, NABank & Co, c/o Bank of Oklahoma, Attn: Trust Securities, PO Box 2180, Tulsa, OK 74101-2180	100.00%

Resource	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	79.05%

Resource	American United Life Insurance Co, FBO Group Retirement Account, Attn: Separate Accounts, PO Box 368, Indianapolis, IN 46206-0368	11.80%

Resource	American United Life Insurance Co, FBO Unit Investment Trust, Attn: Separate Accounts, PO Box 368, Indianapolis, IN 46206-0368	9.15%

Select	Silicon Valley Bank, Attn: Global Deposits & Investments, 3003 Tasman Dr., Santa Clara, CA 95054-1191	79.30%

Select	Midfirst Bank, FSB, Attn: Kent Tarver, 11001 N Rockwell Ave, Oklahoma City, OK 73162-2722	7.52%

Select	Deutsche Bank Trust Co, Bank of America Leasing & Cap LLC, Banc of America Leasing Lke Program, 2059 Northlake Pkwy 3rd Fl. N, Tucker, GA 30084-5321	5.25%

Service	MSCS Financial Services LLC, Stratevest & Co., PO Box 2499, Brattleboro, VT 05303-2499	52.65%

Service	RBC Trust Company (Delaware) Ltd, Bank 01 Cash Management, PO Box 15627, Wilmington, DE 19850-5627	7.94%

Service	Anbee & Co, c/o Greatbanc Trust Company, 801 Warrenville Rd Ste. 500, Lisle, IL 60532-4347	5.58%

Service	Midfirst Bank, FSB, Attn: Kent Tarver, 11001 N Rockwell Ave, Oklahoma City, OK 73162-2722	5.33%

Service	TCA Trustcorp America, 5301 Wisconsin Ave NW Ste. 450, Washington DC 20015-2047	5.01%

Financial Square Federal Instruments Fund
Share Class	Name/Address	Percentage of Class
Administration	Amalgamated Bank Of Chicago, 30 N LaSalle St 38th Fl., Chicago, IL 60602-2590	91.72%

Administration	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	6.59%

Capital	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	54.53%

Capital	Goldman, Sachs & Co, 30 Hudson St Fl. 5, Jersey City, NJ 07302-4600	45.23%

Cash Management	GSAM Holdings LLC Seed Accounts, Attn. Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Institutional	Goldman, Sachs & Co, 295 Chipeta Way Fl. 4, Salt Lake City, UT 84108-1285	98.81%*

Preferred	GSAM Holdings LLC Seed Accounts, Attn. Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Premier	GSAM Holdings LLC Seed Accounts, Attn. Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Select	GSAM Holdings LLC Seed Accounts, Attn. Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Service	Amalgamated Bank Of Chicago, 30 N LaSalle St 38th Fl., Chicago, IL 60602-2590	99.99%

Investor Money Market Fund
Share Class	Name/Address	Percentage of Class
Class A	Edward D Jones & Co, For The Benefit Of Customers, 12555 Manchester Rd, Saint Louis, MO 63131-3729	90.93%

Class A	GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	8.09%

Class C	GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl 3, Embassy Golf Links Business Park, Bengaluru 560071 India	78.68%

Class C	LPL Financial Corporation; UMB Bank NA; Cust Roth IRA FBO Beth A Muller; 59 Woodruff Ln, Berlin CT 06037-1952	21.31%

Administration	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	98.10%*

Cash Management	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	92.69%

Cash Management	GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	7.31%

Class I	Wells Fargo Clearing Services, LLC, Special Custody Acct For The Exclusive Benefit Of Customer, 2801 Market St, Saint Louis, MO 63103-2523	50.79%*

Class I	Sherjac & Co, c/o Amegy Bank, PO Box 27767, Houston, TX 77227-7767	18.05%

Class I	Hubb & Co, c/o Bankers Trust Company, Attn Recon Desk, 453 7th St, PO BOX 897, Des Moines, IA 50306-0897	16.19%

Class I	MSCS Financial Services LLC, Zions First National Bank, PO Box 30880, Salt Lake City, UT 84130-0880	15.12%

Class I	Perkins Coie Trust Company LLC, FBO Clients, 1201 3rd Ave Ste 4800, Seattle, WA 98101-3266	5.62%

Class I	MSCS Financial Services LLC, Bancmont, PO Box 2309, Great Falls, MT 59403-2309	5.23%

Resource	GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Service	GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Investor Tax-Exempt Money Market Fund
Share Class	Name/Address	Percentage of Class
Class A	RBC Capital Markets Corporation, RBC Capital Markets LLC, Mutual Fund Omnibus Processing, Attn. Mutual Fund Ops Manager, 60 S 6th St Ste. 700 # P08, Minneapolis, MN 55402-4413	86.17%

Class A	Edward D Jones & Co, Attn Mutual Fund Shareholder Accounting, 12555 Manchester Rd, Maryland Hts, MO 63043	13.54%

Class C	GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Administration	Old Second Natl Bank Aurora Trust, Attn Trust Operations Dept., 37 S River St, Aurora, IL 60506-4172	99.86%

Capital	GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl. 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Cash Management	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	97.29%

Investor Tax-Exempt Money Market Fund
Share Class	Name/Address	Percentage of Class
Class I	The Glenmede Trust Company NA, 1650 Market St Ste. 1200, Philadelphia, PA 19103-7391	61.25%*

Class I	Wells Fargo Clearing Services, LLC, Special Custody Acct FOB Customer, 2801 Market St., Saint Louis, MO 63103-2523	10.14%

Class I	First Premier Bank, Unifalls & Co, c/o First Premier Bank, PO Box 2640, Sioux Falls, SD 57101-2640	9.48%

Class I	MSCS Financial Services LLC, First State Trust Montecito, 2 Righter Pkwy DCCII Ste., 250 WILMINGTON DE 19803-1531	5.08%

Preferred	Band & Co. Institutional Trust, c/o US Bank, Attn: ACM Dept., PO Box 1787, Milwaukee, WI 53201-1787	96.70%

Premier	GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl 3, Embassy Golf Links Business Park, Bengaluru 560071 India	100.00%

Resource	Pershing LLC, FOB Its Customers, 1 Pershing Plz, Jersey City, NJ 07399-0002	99.97%

Select	Stifel Nicolaus & Co, Exclusive Benefit Of Customers, 501 N Broadway, Saint Louis, MO 63102-2188	99.97%

Service	Bank Of Oklahoma NA, 4280 Kings Pl, Springdale, AR 72762-0160	55.90%

Service	RBC Trust Company (Delaware) Ltd, Bank 01 Cash Management, 4550 New Linden Hill Rd, Ste. 200, Wilmington, DE 19808	43.48%

*	Entity owned more than 25% of the outstanding shares of a Fund. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a control person and could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

Except as listed above, the Trust does not know of any other person who owns of record or beneficially 5% or more of any class of a Fund’s shares.

As of November 30, 2017, GSAM Holdings LLC Seed Accounts, Attn Imd-India-Saos, Crystal Downs Fl 3, Embassy Golf Links Business Park, Bengaluru 560071 India, owned 42.91% of the outstanding shares of the Goldman Sachs Financial Square Tax-Exempt Money Market Fund. For so long as this investment represents a greater than 25% interest in the Fund, GSAM Holdings LLC Seed Accounts will be considered a “control person” of the Fund for purposes of the 1940 Act. For so long as GSAM Holdings LLC Seed Accounts is a control person, in the event of a proxy affecting the Fund, GSAM Holdings LLC Seed Accounts will either mirror vote its shares or seek the advice of an independent proxy voting agent. Redemptions by GSAM Holdings LLC Seed Accounts of its holdings in the Goldman Sachs Financial Square Tax-Exempt Money Market Fund may impact the Fund’s liquidity and NAV, and may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

As of November 30, 2017, Cachematrix Holdings LLC, Regions Bank FBO Tsi Holding Co, 1900 5th Ave N Fl. 14, Birmingham AL 35203-2610, owned 29.07% of the outstanding shares of the Goldman Sachs Financial Square Tax-Exempt Money Market Fund. For so long as this investment represents a greater than 25% interest in the Fund, Cachematrix Holdings LLC will be considered a “control person” of the Fund for purposes of the 1940 Act. For so long as Cachematrix Holdings LLC is a control person, in the event of a proxy affecting the Fund, Cachematrix Holdings LLC will either mirror vote its shares or seek the advice of an independent proxy voting agent. Redemptions by Cachematrix Holdings LLC of its holdings in the Goldman Sachs Financial Square Tax-Exempt Money Market Fund may impact the Fund’s liquidity and NAV, and may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

As of November 30, 2017, The Glenmede Trust Company NA, 1650 Market St Ste. 1200, Philadelphia, PA 19103-7391, owned 33.93% of the outstanding shares of the Goldman Sachs Investor Tax-Exempt Money Market Fund. For so long as this investment represents a greater than 25% interest in the Fund, The Glenmede Trust Company NA will be considered a “control person” of the Fund for purposes of the 1940 Act. For so long as The Glenmede Trust Company NA is a control person, in the event of a proxy affecting the Fund, The Glenmede Trust Company NA will either mirror vote its shares or seek the advice of an independent proxy voting agent. Redemptions by The Glenmede Trust Company NA of its holdings in the Goldman Sachs Investor Tax-Exempt Money Market Fund may impact the Fund’s liquidity and NAV, and may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1” – A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” – A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” – A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

1-A

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

2-A

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the “R-3” category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated “R-4” is speculative. “R-4” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-4” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated “R-5” is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated “R-5” may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

3-A

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

4-A

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of “RR1” (outstanding).

“CCC” – For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of “RR2” (superior), or “RR3” (good) or “RR4” (average).

5-A

“CC” – For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of “RR4” (average) or “RR5” (below average).

“C” – For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of “RR6” (poor).

“RD” – Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” – Denotes that Fitch does not publicly rate the associated issue or issuer.

“WD” – Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” — Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC,” CC” and “C” – Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

6-A

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

(“high,” “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high,” “middle,” and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

7-A

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR,” e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

8-A

APPENDIX B

Effective March 2017

GSAM PROXY VOTING GUIDELINES SUMMARY

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy and Procedures on Proxy Voting for Investment Advisory Clients (the “Policy”). As described in the main body of the Policy, one or more GSAM Portfolio Management Teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

A.	U.S. proxy items:

1.	Operational Items	page 2-B
2.	Board of Directors	page 2-B
3.	Executive Compensation	page 4-B
4.	Director Nominees and Proxy Access	page 6-B
5.	Shareholder Rights and Defenses	page 7-B
6.	Mergers and Corporate Restructurings	page 8-B
7.	State of Incorporation	page 8-B
8.	Capital Structure	page 8-B
9.	Environmental, Social, Governance (ESG) Issues	page 8-B

B.	Non-U.S. proxy items:

1.	Operational Items	page 11-B
2.	Board of Directors	page 12-B
3.	Compensation	page 14-B
4.	Board Structure	page 14-B
5.	Capital Structure	page 14-B
6.	Mergers and Corporate Restructurings & Other	page 16-B
7.	Environmental, Social, Governance (ESG) Issues	page 16-B

1-B

U.S. Proxy Items

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1.	Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

2.	Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities.

When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as inside directors, affiliated outside directors, or independent outside directors.

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75% of the board and committee meetings without a disclosed valid excuse for each of the last two years;

•	Sit on more than five public operating and/or holding company boards;

•	Are CEOs or CFOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors (per the Classification of Directors above) in the case of operating and/or holding companies when:

•	The inside director or affiliated outside director serves on the Audit, Compensation or Nominating Committees; and

2-B

•	The company lacks an Audit, Compensation or Nominating Committee so that the full board functions as such committees and inside directors or affiliated outside directors are participating in voting on matters that independent committees should be voting on.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent chairman or lead director in cases of a classified board and members of appropriate committee are not up for re-election). Extreme cases may warrant a vote against the entire board.

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•	At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member(s).

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);

•	The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;

•	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	No members of the Audit Committee hold sufficient financial expertise.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

3-B

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent “key” committees (audit, compensation and nominating committees); or

•	Established, disclosed governance guidelines.

Shareholder proposal regarding board declassification

GSAM will generally vote FOR proposals requesting that the board adopt a declassified structure in the case of operating and holding companies.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated. GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting in the case of operating and holding companies unless:

•	The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

3.	Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

•	AGAINST Management Say on Pay (MSOP) Proposals; or

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

•	If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Evaluation takes into account potential plan cost, plan features and grant practices. While a negative combination of these factors could cause a vote AGAINST, other reasons to vote AGAINST the equity plan could include the following factors:

•	The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or

•	There is more than one problematic material feature of the plan, which could include one of the following: unfavorable change-in-control features, presence of gross ups and options reload.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST all proposals asking for any frequency less than annual.

4-B

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general more than one factor will need to be present in order to warrant a vote AGAINST.

Pay-for-Performance Disconnect:

•	GSAM will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

Additional Factors Considered Include:

•	Board’s responsiveness if company received 70% or less shareholder support in the previous year’s MSOP vote;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•	Egregious employment contracts;

•	Excessive perquisites or excessive severance and/or change in control provisions;

•	Repricing or replacing of underwater stock options without prior shareholder approval;

•	Excessive pledging or hedging of stock by executives;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts;

•	Extraordinary relocation benefits;

•	Internal pay disparity;

•	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives; and

•	Long-term equity-based compensation is 100% time-based.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

•	Broad-based participation;

•	Limits on employee contributions;

•	Company matching contributions; and

•	Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing;

•	If it is a value-for-value exchange;

•	If surrendered stock options are added back to the plan reserve;

•	Option vesting;

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote FOR annual frequency.

5-B

Stock retention holding period

Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

4.	Director Nominees and Proxy Access

Voting for Director Nominees (Management or Shareholder)

Vote CASE-BY-CASE on the election of directors of operating and holding companies in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background of the nomination, in cases where there is a shareholder nomination;

•	Qualifications of director nominee(s);

•	Strategic plan related to the nomination and quality of critique against management;

•	Number of boards on which the director nominee already serves; and

•	Likelihood that the board will be productive as a result.

Proxy Access

Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

GSAM may support proxy access as an important right for shareholders of operating and holding companies and as an alternative to costly proxy contests and as a method for GSAM to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following factors will be taken into account when evaluating the shareholder proposals:

•	The ownership thresholds, percentage and duration proposed (GSAM generally will not support if the ownership threshold is less than 3%);

•	The maximum proportion of directors that shareholders may nominate each year (GSAM generally will not support if the proportion of directors is greater than 25%); and

•	Other restricting factors that when taken in combination could serve to materially limit the proxy access provision.

When evaluating companies that adopted proxy access either proactively or in response to a shareholder proposal, GSAM will take into account the factors listed above. A vote against governance committee members could result if provisions exist that materially limit the right to proxy access.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

6-B

5.	Shareholders Rights and Defenses

Shareholder Ability to Act by Written Consent

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

In the case of operating and holding companies, generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, vote AGAINST shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

In the case of operating and holding companies, vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it, unless the company has:

•	a shareholder-approved poison pill in place; or

•	adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

7.	State of Incorporation

Reincorporation Proposals

GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

7-B

Exclusive venue for shareholder lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;

•	Whether the company has the following good governance features:

•	Majority independent board;

•	Independent key committees;

•	An annually elected board;

•	A majority vote standard in uncontested director elections;

•	The absence of a poison pill, unless the pill was approved by shareholders; and/or

•	Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

8.	Capital Structure

Common and Preferred Stock Authorization

Generally vote FOR proposals to increase the number of shares of common stock authorized for issuance.

Generally vote FOR proposals to increase the number of shares of preferred stock, as long as there is a commitment to not use the shares for anti-takeover purposes.

9.	Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. When evaluating ESG proxy issues, GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include, among others, reports on:

1)	employee labor and safety policies;

2)	impact on the environment of the company’s production or manufacturing operations;

3)	societal impact of products manufactured;

4)	risks throughout the supply chain or operations including labor practices, animal treatment practices within food production and conflict minerals; and

5)	overall board structure, including diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

•	The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;

•	If the company has implemented or formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard;

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

8-B

Environmental Sustainability, climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•	The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction

Vote CASE-BY-CASE on proposals that call for the adoption of Greenhouse Gas (“GHG”) reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether the industry is a material contributor to global GHG emissions and company disclosure is lacking;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology; and

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

GSAM generally believes that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity. When evaluating these proposals, GSAM considers the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

•	There is no significant potential threat or actual harm to shareholders’ interests;

•	There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and

•	There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

GSAM generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

9-B

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

10-B

Non-U.S. Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Name of the proposed auditor has not been published;

•	The auditors are being changed without explanation;

•	Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or

•	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or re-election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

11-B

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director Elections

Vote FOR management nominees taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards; or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the board

•	Overboarded directors

•	Composition of committees

•	Director independence

•	Number of directors on the board

•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or

•	Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of board candidates;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

12-B

Classification of directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

13-B

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.	Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

14-B

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;

•	There is clear evidence of historical abuse;

•	There is no safeguard in the share repurchase program against selective buybacks;

•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6.	Mergers and Corporate Restructurings and Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

15-B

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7.	Environmental, Social, Governance (ESG) Issues

Please refer to page 8-B for our current approach to these important topics.

16-B

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 14, 1997)

	(2)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997)

	(3)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997)

	(4)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

	(5)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

	(6)	Amendment No. 5 dated January 28, 1998 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998)

	(7)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998)

	(8)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

	(9)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 12, 1999)

	(10)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999)

	(11)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999)

	(12)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999)

(13)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 58 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 1999)

(14)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(15)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000)

(16)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 68 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 2000)

(17)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 72 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 13, 2001)

(18)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001)

(19)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002)

(20)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002)

(21)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002)

(22)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 81 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 19, 2003)

(23)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003)

(24)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003)

(25)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds, SEC File No. 333-117561, filed July 22, 2004)

(26)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004)

(27)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004)

(28)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005)

(29)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005)

(30)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005)

(31)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977 (incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005)

(32)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006)

(33)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 114 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2005)

(34)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006)

(35)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006)

(36)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 133 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 18, 2006)

(37)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 129 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 23, 2006)

(38)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006)

(39)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006)

(40)	Amendment No. 39 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(41)	Amendment No. 40 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(42)	Amendment No. 41 dated February 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(43)	Amendment No. 42 dated March 15, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(44)	Amendment No. 43 dated May 10, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007)

(45)	Amendment No. 44 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 162 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 14, 2007)

(46)	Amendment No. 45 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007)

(47)	Amendment No. 46 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007)

(48)	Amendment No. 47 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007)

(49)	Amendment No. 48 dated December 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 183 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 18, 2008)

(50)	Amendment No. 49 dated June 19, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 205 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2008)

(51)	Amendment No. 50 dated August 14, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 206 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 27, 2008)

(52)	Amendment No. 51 dated August 25, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009)

(53)	Amendment No. 52 dated November 13, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009)

(54)	Amendment No. 53 dated May 21, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009)

(55)	Amendment No. 54 dated November 19, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009)

(56)	Amendment No. 55 dated February 11, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 242 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2010)

(57)	Amendment No. 56 dated May 20, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010)

(58)	Amendment No. 57 dated June 17, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010)

(59)	Amendment No. 58 dated November 18, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 261 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 3, 2010)

(60)	Amendment No. 59 dated January 5, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011)

(61)	Amendment No. 60 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011)

(62)	Amendment No. 61 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011)

(63)	Amendment No. 62 dated June 16, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 285 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2011)

(64)	Amendment No. 63 dated August 18, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 290 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2011)

(65)	Amendment No. 64 dated September 27, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 291 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 16, 2011)

(66)	Amendment No. 65 dated October 20, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 291 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 16, 2011)

(67)	Amendment No. 66 dated December 15, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 292 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2011)

(68)	Amendment No. 67 dated April 19, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 321 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 27, 2012)

(69)	Amendment No. 68 dated August 16, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 333 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 24, 2012)

(70)	Amendment No. 69 dated December 13, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 346 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 28, 2013)

(71)	Amendment No. 70 dated February 12, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 348 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2013)

(72)	Amendment No. 71 dated April 18, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 355 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2013)

(73)	Amendment No. 72 dated June 13, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 363 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2013)

(74)	Amendment No. 73 dated August 15, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 366 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 12, 2013)

(75)	Amendment No. 74 dated September 19, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 368 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 26, 2013)

(76)	Amendment No. 75 dated October 17, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 369 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 25, 2013)

(77)	Amendment No. 76 dated November 8, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 375 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 13, 2013)

(78)	Amendment No. 77 dated December 19, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 376 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 26, 2013)

(79)	Amendment No. 78 dated February 11, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 393 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 21, 2014)

(80)	Amendment No. 79 dated April 10, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 414 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 25, 2014)

(81)	Amendment No. 80 dated August 14, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

(82)	Amendment No. 81 dated October 16, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 432 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 17, 2014)

(83)	Amendment No. 82 dated December 17, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 433 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2014)

(84)	Amendment No. 83 dated February 12, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 441 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2015)

(85)	Amendment No. 84 dated April 16, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 455 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2015)

(86)	Amendment No. 85 dated June 11, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 464 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2015)

(87)	Amendment No. 86 dated August 13, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Registrant’s Registration Statement on Form N-14, SEC File No. 333-206459, filed August 18, 2015)

(88)	Amendment No. 87 dated October 15, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 504 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 30, 2015)

(89)	Amendment No. 88 dated December 17, 2015 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 511 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 17, 2015)

(90)	Amendment No. 89 dated February 11, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 526 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 26, 2016)

(91)	Amendment No. 90 dated April 14, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 551 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2016)

(92)	Amendment No. 91 dated May 23, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 573 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2016)

(93)	Amendment No. 92 dated June 16, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 573 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2016)

(94)	Amendment No. 93 dated August 18, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 577 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2016)

(95)	Amendment No. 94 dated December 14, 2016 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 582 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 22, 2016)

	(96)	Amendment No. 95 dated February 16, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 595 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2017)

	(97)	Amendment No. 96 dated April 19, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 610 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 25, 2017)

	(98)	Amendment No. 97 dated June 15, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 618 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 16, 2017)

	(99)	Amendment No. 98 dated August 17, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

	(100)	Amendment No. 99 dated October 12, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 629 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 13, 2017)

	(101)	Amendment No. 100 dated December 13, 2017 to the Agreement and Declaration of Trust dated January 28, 1997 (incorporated by reference from Post-Effective Amendment No. 634 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 15, 2017)

(b)	Amended and Restated By-laws of Goldman Sachs Trust dated April 19, 2017 (incorporated by reference from Post-Effective Amendment No. 610 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 25, 2017)

(c)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest (Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (b))

(d)	(1)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

	(2)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs High Quality Floating Rate Fund (formerly, Goldman Sachs Adjustable Rate Government Fund), and Goldman Sachs Funds Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

	(3)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

(4)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

(5)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, L.P., Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International (incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 25, 1998)

(6)	Management Agreement dated January 1, 1998 between Registrant, on behalf of the Goldman Sachs Asset Allocation Portfolios, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998)

(7)	Amended Annex A dated September 25, 2007 to the Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 195 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 29, 2008)

(8)	Amended Annex A dated August 17, 2017 to the Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, L.P., Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

(9)	Sub-Advisory Agreement effective October 1, 2014 between Goldman Sachs Asset Management, L.P. and Dividend Assets Capital, LLC, on behalf of the Goldman Sachs Rising Dividend Growth Fund (incorporated by reference from Post-Effective Amendment No. 441 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2015)

(10)	Assumption Agreement dated April 26, 2003 between Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Short-Duration Tax-Free Fund) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003)

(11)	Assumption Agreement dated April 26, 2003 between Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) and Goldman Sachs Asset Management, L.P. (with respect to certain of the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003)

(12)	Assumption Agreement dated April 26, 2003 between Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Core Fixed Income Fund) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003)

(13)	Assumption Agreement dated April 26, 2003 between Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Asset Allocation Funds) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003)

	(14)	Assumption Agreement dated September 1, 2017 between Goldman Sachs Asset Management International and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund and Goldman Sachs N-11 Equity Fund) (incorporated by reference from Post-Effective Amendment No. 626 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 15, 2017)

	(15)	Assumption Agreement dated November 1, 2017 between Goldman Sachs Asset Management International and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Focused International Equity Fund and Goldman Sachs Strategic International Equity Fund) (incorporated by reference from Post-Effective Amendment No. 633 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 30, 2017)

	(16)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs Equity Growth Strategy (formerly, Goldman Sachs Aggressive Growth Strategy), Goldman Sachs Balanced Strategy, Goldman Sachs Growth and Income Strategy and Goldman Sachs Growth Strategy Portfolios (incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005)

	(17)	Amended and Restated Fee Reduction Commitment dated June 15, 2017 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs Short Duration Tax-Free Fund (incorporated by reference from Post-Effective Amendment No. 620 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 28, 2017)

	(18)	Amended and Restated Fee Reduction Commitment dated June 15, 2017 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs High Quality Floating Rate Fund (formerly, Goldman Sachs Ultra-Short Duration Government Fund and Goldman Sachs Adjustable Rate Government Fund) (incorporated by reference from Post-Effective Amendment No. 620 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 28, 2017)

	(19)	Amended and Restated Fee Reduction Commitment dated June 15, 2017 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs Short Duration Government Fund (incorporated by reference from Post-Effective Amendment No. 620 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 28, 2017)

	(20)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs Core Fixed Income Fund (incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009)

	(21)	Management Agreement dated August 14, 2014 between Registrant, on behalf of Goldman Sachs Long Short Fund, and GS Investment Strategies, LLC (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

(e)	(1)	Distribution Agreement dated April 30, 1997 (incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003)

	(2)	Amended Exhibit A dated August 17, 2017 to the Distribution Agreement dated April 30, 1997 (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

(f)	Not applicable

(g)	(1)	Custodian Contract dated July 15, 1991, between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1995)

	(2)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997)

	(3)	Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

	(4)	Fee schedule dated April 12, 1999 relating to Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Growth and Goldman Sachs Growth Opportunities Funds) (incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999)

	(5)	Fee schedule dated October 1, 1999 relating to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Goldman Sachs Large Cap Value Fund) (incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 1, 1999)

	(6)	Fee schedule dated January 12, 2000 relating to Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Tax-Managed Equity Fund (formerly, CORE Tax-Managed Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

	(7)	Fee schedule dated January 6, 2000 relating to Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs High Yield Municipal Fund) (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

	(8)	Fee schedule dated April 14, 2000 relating to Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Enhanced Income Fund) (incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000)

	(9)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

	(10)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Contract dated April 6, 1990 (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(11)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Contract dated July 15, 1991 (incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(12)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001)

(13)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001)

(14)	Amendment dated August 1, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002)

(15)	Amendment dated August 1, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002)

(16)	Letter Amendment dated May 15, 2002 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002)

(17)	Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007)

(18)	Letter Amendment dated August 26, 2003 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(19)	Letter Amendment dated October 28, 2003 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(20)	Letter Amendment dated February 8, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Commodity Strategy Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(21)	Letter Amendment dated March 14, 2007 to Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(22)	Letter Amendment dated April 23, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Strategic International Equity Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(23)	Letter Amendment dated May 2, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Small Cap Growth Insights Fund and Goldman Sachs Small Cap Value Insights Fund (formerly, Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund, respectively)) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(24)	Letter Amendment dated August 10, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(25)	Letter Amendment dated September 12, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Small Cap Insights Fund (formerly, Goldman Sachs Structured International Small Cap Fund)) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(26)	Letter Amendment dated September 12, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Emerging Markets Equity Insights Fund (formerly, Goldman Sachs Structured Emerging Markets Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(27)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Enhanced Dividend Global Equity Portfolio) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(28)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Tax-Advantaged Global Equity Portfolio) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(29)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Tax-Managed Equity Fund (formerly, Goldman Sachs Structured International Tax-Managed Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(30)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Dividend and Premium Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(31)	Letter Amendment dated October 4, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(32)	Letter Amendment dated November 28, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Absolute Return Tracker Fund) (incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(33)	Letter Amendment dated September 17, 2009 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Insights Fund (formerly, Goldman Sachs Structured International Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009)

(34)	Letter Amendment dated November 19, 2009 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Dynamic U.S. Equity Fund (formerly, Goldman Sachs U.S. Equity Fund)) (incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009)

(35)	Letter Amendment dated November 19, 2009 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Alternative Premia Fund (formerly, Goldman Sachs Dynamic Allocation Fund)) (incorporated by reference from Post-Effective Amendment No. 233 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 28, 2009)

(36)	Letter Amendment dated August 11, 2009 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Technology Opportunities Fund (formerly, Goldman Sachs Technology Tollkeeper Fund)) (incorporated by reference from Post-Effective Amendment No. 229 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 24, 2009)

(37)	Letter Amendment dated June 30, 2010 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Income Fund) (incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010)

(38)	Letter Amendment dated December 31, 2010 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A (Goldman Sachs N-11 Equity Fund) (incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011)

(39)	Letter Amendment dated February 14, 2011 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs High Yield Floating Rate Fund) (incorporated by reference from Post-Effective Amendment No. 277 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 5, 2011)

(40)	Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon on behalf of the Goldman Sachs Money Market Funds (incorporated by reference from Post-Effective Amendment No. 279 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

(41)	Letter Amendment dated January 31, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Rising Dividend Growth Fund) (incorporated by reference from Post-Effective Amendment No. 311 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2012)

(42)	Letter Amendment dated December 14, 2011 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Managed Futures Strategy Fund) (incorporated by reference from Post-Effective Amendment No. 312 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2012)

(43)	Letter Amendment dated February 2, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Short Duration Income Fund) (incorporated by reference from Post-Effective Amendment No. 313 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2012)

(44)	Letter Amendment dated March 6, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP Energy Infrastructure Fund) (incorporated by reference from Post-Effective Amendment No. 353 to the Registrant’s registration statement, SEC File No. 33-17618, filed March 25, 2013)

(45)	Letter Amendment dated May 6, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Dynamic Emerging Markets Debt Fund) (incorporated by reference from Post-Effective Amendment No. 360 to the Registrant’s registration statement. SEC File No. 33-17619, filed May 29, 2013)

(46)	Letter Amendment dated October 1, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP Income Opportunities Fund) (incorporated by reference from Post-Effective Amendment No. 2 to Goldman Sachs MLP Income Opportunities Fund’s registration statement, SEC File No. 333-189529, filed October 25, 2013)

(47)	Letter Amendment dated November 4, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Macro Fund (formerly, Goldman Sachs Fixed Income Macro Strategies Fund)) (incorporated by reference from Post-Effective Amendment No. 375 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 13, 2013)

(48)	Letter Amendment dated December 11, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Small/Mid Cap Value Fund) (incorporated by reference from Post-Effective Amendment No. 387 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 30, 2014)

(49)	Letter Amendment dated December 5, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Short-Term Conservative Income Fund (formerly, Goldman Sachs Limited Maturity Obligations Fund)) (incorporated by reference from Post-Effective Amendment No. 395 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2014)

(50)	Letter Amendment dated January 8, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Long Short Credit Strategies Fund) (incorporated by reference from Post-Effective Amendment No. 408 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 21, 2014)

(51)	Letter Amendment dated June 16, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Tactical Tilt Overlay Fund (formerly, Goldman Sachs Tactical Tilt Implementation Fund)) (incorporated by reference from Post-Effective Amendment No. 424 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 24, 2014)

(52)	Letter Amendment to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP and Energy Renaissance Fund) (incorporated by reference from Post-Effective Amendment No. 1 to Goldman Sachs MLP and Energy Renaissance Fund’s registration statement, SEC File No. 333-197328, filed August 26, 2014)

(53)	Letter Amendment dated August 14, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Long Short Fund) (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

(54)	Letter Amendment dated December 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Global Managed Beta Fund) (incorporated by reference from Post-Effective Amendment No. 440 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 18, 2015)

(55)	Letter Amendment dated August 13, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Absolute Return Multi-Asset Fund (formerly, Goldman Sachs Global Absolute Return Fund) and Goldman Sachs Focused Value Fund) (incorporated by reference from Post-Effective Amendment No. 494 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 31, 2015)

(56)	Letter Amendment dated September 8, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 24 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(57)	Letter Amendment dated June 10, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMRA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 24 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(58)	Letter Amendment dated June 10, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Real Assets Strategy Fund, Multi-Manager International Equity Fund and Multi-Manager U.S. Dynamic Equity Fund) (incorporated by reference from Post-Effective Amendment No. 24 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(59)	Letter Amendment dated December 2, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-FIMS, Ltd.) (formerly, Goldman Sachs Cayman Commodity-FIMS Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 514 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2015)

(60)	Letter Amendment dated June 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-TTIF, Ltd.) (formerly, Goldman Sachs Cayman Commodity TTIF Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 514 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2015)

(61)	Letter Amendment dated June 11, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-ARM, Ltd.) (formerly, Cayman Commodity-GARF, Ltd.) (incorporated by reference from Post-Effective Amendment No. 514 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2015)

(62)	Amendment dated April 22, 2015 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

(63)	Amendment dated October 20, 2015 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Federal Instruments Fund) (incorporated by reference from Post-Effective Amendment No. 518 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 15, 2016)

(64)	Amendment dated January 6, 2016 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Investor Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 523 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

(65)	Amendment dated March 1, 2016 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

(66)	Letter Amendment dated May 31, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Factor Allocation Fund), (incorporated by reference from Post-Effective Amendment No. 568 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 27, 2016)

(67)	Letter Amendment dated May 31, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMA II, Ltd.) (incorporated by reference from Post-Effective Amendment No. 49 to the Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed November 18, 2016)

	(68)	Letter Amendment dated November 30, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs GQG Partners International Opportunities Fund) (incorporated by reference from Post-Effective Amendment No. 54 to Goldman Sachs Trust II’s registration statement, SEC File No. 333-185659, filed February 28, 2017)

	(69)	Letter Amendment dated August 16, 2017 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Tactical Exposure Fund) (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

	(70)	Letter Amendment dated August 16, 2017 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-TEX, Ltd.) (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

	(71)	Letter Amendment dated June 27, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Global Infrastructure Fund) (incorporated by reference from Post-Effective Amendment No. 638 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 22, 2017)

	(72)	Amendment dated July 16, 2015 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A (Goldman Sachs Global Real Estate Securities Fund) (incorporated by reference from Post-Effective Amendment No. 638 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 22, 2017)

	(73)	Letter Amendment dated September 20, 2017 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP & Energy Fund) (incorporated by reference from Post-Effective Amendment No. 638 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 22, 2017)

(h)	(1)	First Amendment dated July 18, 1994 to Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.), State Street Bank and Trust Company and The Northern Trust Company (incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009)

	(2)	Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.), State Street Bank and Trust Company and The Northern Trust Company (incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009)

	(3)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company (incorporated by reference from Post-Effective Amendment No. 43 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 2, 1998)

	(4)	Amended and Restated Transfer Agency Agreement dated August 17, 2017 between Registrant and Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.) (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

(5)	Amended and Restated Transfer Agency Agreement Fee Schedule dated July 28, 2017 between Registrant and Goldman Sachs & Co. LLC (incorporated by reference from Post-Effective Amendment No. 620 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 28, 2017)

(6)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

(7)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust – TPA Assistance Version relating to the Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds (incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008)

(8)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs Financial Square Funds (formerly, Goldman Sachs Institutional Liquid Assets Portfolios) (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

(9)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares and Service Shares of the Goldman Sachs Financial Square Funds (incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998)

(10)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Class A Shares and Service Shares of Goldman Sachs Equity and Fixed Income Funds (incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008)

(11)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Class, Select Class, Preferred Class, Capital Class, Administration Class, Premier Class, Service Class, Resource Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Fund of Funds Portfolios (incorporated by reference from Post-Effective Amendment No. 252 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2010)

(12)	Goldman Sachs Trust Select Class Select Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(13)	Goldman Sachs Trust Administration Shares Administration Plan amended and restated as of December 16, 2010 (on behalf of the Goldman Sachs Financial Square Funds) (incorporated by reference from Post-Effective Amendment No. 263 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2010)

(14)	Goldman Sachs Trust Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(15)	Goldman Sachs Trust Administration Class Administration Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(16)	Goldman Sachs Trust Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(17)	Goldman Sachs Trust Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

(18)	Goldman Sachs Trust Service Shares Service Plan and Shareholder Administration Plan amended and restated as of December 16, 2010 (on behalf of the Goldman Sachs Financial Square Funds) (incorporated by reference from Post-Effective Amendment No. 263 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2010)

(19)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. (incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007)

(20)	Goldman Sachs Trust Cash Management Shares Service Plan dated February 11, 2010 (on behalf of the Goldman Sachs Financial Square Funds) (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

(21)	Goldman Sachs Trust Premier Shares Service Plan and Administration Plan dated February 11, 2010 (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

(22)	Goldman Sachs Trust Resource Shares Service Plan dated February 11, 2010 (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

(23)	Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon on behalf of the Goldman Sachs Money Market Funds (incorporated by reference from Post-Effective Amendment No. 279 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

(24)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Strategic Macro Fund (formerly, Goldman Sachs Fixed Income Macro Strategies Fund) (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

(25)	Appointment of Agent for Service of Process relating to Cayman Commodity-FIMS, Ltd. (formerly, Goldman Sachs Cayman Commodity-FIMS Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 375 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 13, 2013)

(26)	Fee Waiver Agreement dated April 30, 2014 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Commodity Strategy Fund (incorporated by reference from Post-Effective Amendment No. 416 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2014)

(27)	Appointment of Agent for Service of Process relating to Cayman Commodity-CSF, Ltd. (formerly, Goldman Sachs Cayman Commodity Fund, Ltd.) (incorporated by reference from Post-Effective Amendment No. 416 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2014)

(28)	Fee Waiver Agreement dated April 30, 2014 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Absolute Return Tracker Fund (incorporated by reference from Post-Effective Amendment No. 416 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2014)

(29)	Appointment of Agent for Service of Process relating to Cayman Commodity-ART, Ltd. (formerly, Goldman Sachs Cayman Commodity-ART Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 416 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2014)

(30)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Tactical Tilt Overlay Fund (formerly, Goldman Sachs Tactical Tilt Implementation Fund) (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

(31)	Appointment of Agent for Service of Process relating to Cayman Commodity-TTIF, Ltd. (formerly, Goldman Sachs Cayman Commodity TTIF Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 424 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 24, 2014)

(32)	Securities Lending and Services Agreement between State Street Bank and Trust Company and Goldman Sachs Trust relating to Goldman Sachs Long Short Fund (incorporated by reference from Post-Effective Amendment No. 430 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 30, 2014)

(33)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Alternative Premia Fund (formerly, Goldman Sachs Dynamic Allocation Fund) (incorporated by reference from Post-Effective Amendment No. 440 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 18, 2015)

(34)	Appointment of Agent for Service of Process relating to Cayman Commodity-DAF, Ltd. (formerly, Goldman Sachs Cayman Commodity-DAF Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 440 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 18, 2015)

(35)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Absolute Return Multi-Asset Fund (incorporated by reference from Post-Effective Amendment No. 495 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 1, 2015)

(36)	Appointment of Agent for Service of Process relating to Cayman Commodity-ARM, Ltd. (formerly, Cayman Commodity-GARF, Ltd.) (incorporated by reference from Post-Effective Amendment No. 495 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 1, 2015)

	(37)	Amendment dated October 20, 2015 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 3 to the Goldman Sachs ETF Trust’s registration statement, SEC File No. 333-200933, filed February 8, 2016)

	(38)	Amendment dated January 6, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

	(39)	Amendment dated March 1, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs ETF Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

	(40)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Managed Futures Strategy Fund (incorporated by reference from Post-Effective Amendment No. 573 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2016)

	(41)	Appointment of Agent for Service of Process relating to Cayman Commodity-MFS, Ltd. (incorporated by reference from Post-Effective Amendment No. 573 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2016)

	(42)	Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to Goldman Sachs Tactical Exposure Fund (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

	(43)	Appointment of Agent for Service of Process relating to Cayman Commodity-TEX, Ltd. (incorporated by reference from Post-Effective Amendment No. 624 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

(i)	Opinion and Consent of Dechert LLP (filed herewith)

(j)	Consent of PricewaterhouseCoopers LLP (filed herewith)

(k)	Not applicable

(l)	Not applicable

(m)	(1)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004)

	(2)	Class C Distribution and Service Plan amended and restated as of February 4, 2004 (incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004)

	(3)	Class R Distribution and Service Plan dated November 8, 2007 (incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007)

	(4)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (on behalf of the Goldman Sachs Financial Square Funds) (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

	(5)	Resource Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010)

	(6)	Class T Distribution and Service Plan dated February 16, 2017 (incorporated by reference from Post-Effective Amendment No. 595 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2017)

(n)	Plan in Accordance with Rule 18f-3, amended and restated as of February 16, 2017 (incorporated by reference from Post-Effective Amendment No. 595 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2017)

(p)	(1)	Code of Ethics — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust dated April 23, 1997, as amended effective June 11, 2015 (incorporated by reference from Post-Effective Amendment No. 619 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2017)

	(2)	Code of Ethics — Goldman Sachs & Co. LLC (formerly, Goldman, Sachs & Co.), Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Goldman Sachs Hedge Fund Strategies LLC and GS Investment Strategies, LLC dated January 23, 1991, effective February 6, 2012 (incorporated by reference from Post-Effective Amendment No. 355 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2013)

	(3)	Code of Ethics — Dividend Assets Capital, LLC (incorporated by reference from Post-Effective Amendment No. 618 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 16, 2017)

(q)	(1)	Powers of Attorney for James A. McNamara, Scott M. McHugh, Joseph F. DiMaria, Ashok N. Bakhru, Kathryn A. Cassidy, Diana M. Daniels, Herbert J. Markley, Jessica Palmer, Roy W. Templin and Gregory G. Weaver (incorporated by reference from Post-Effective Amendment No. 618 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 16, 2017)

Item 29. Persons Controlled by or Under Common Control with the Fund

Goldman Sachs Tactical Tilt Overlay Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-TTIF, Ltd. (the “TTIF Subsidiary”), a company organized under the laws of the Cayman Islands. The TTIF Subsidiary’s financial statements will be included on a consolidated basis in the Tactical Tilt Overlay Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Absolute Return Tracker Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-ART, Ltd. (the “ART Subsidiary”), a company organized under the laws of the Cayman Islands. The ART Subsidiary’s financial statements will be included on a consolidated basis in the Absolute Return Tracker Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Commodity Strategy Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-CSF, Ltd. (the “CSF Subsidiary”), a company organized under the laws of the Cayman Islands. The Commodity Subsidiary’s financial statements will be included on a consolidated basis in the Commodity Strategy Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Strategic Macro Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-FIMS, Ltd. (the “FIMS Subsidiary”), a company organized under the laws of the Cayman Islands. The FIMS Subsidiary’s financial statements will be included on a consolidated basis in the Fixed Income Macro Strategies Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Alternative Premia Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-DAF, Ltd. (the “DAF Subsidiary”), a company organized under the laws of the Cayman Islands. The DAF Subsidiary’s financial statements will be included on a consolidated basis in the Alternative Premia Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Absolute Return Multi-Asset Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-ARM, Ltd. (the “ARM Subsidiary”), a company organized under the laws of the Cayman Islands. The ARM Subsidiary’s financial statements will be included on a consolidated basis in the Absolute Return Multi-Asset Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Managed Futures Strategy Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-MFS, Ltd. (the “MFS Subsidiary”), a company organized under the laws of the Cayman Islands. The MFS Subsidiary’s financial statements will be included on a consolidated basis in the Managed Futures Strategy Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Tactical Exposure Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-TEX, Ltd. (the “TEX Subsidiary”), a company organized under the laws of the Cayman Islands. The TEX Subsidiary’s financial statements will be included on a consolidated basis in the Tactical Exposure Fund’s annual and semi-annual reports to shareholders.

Item 30. Indemnification

Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).

The Management Agreements provide that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreements. Section 7 of the Management Agreements on behalf of Goldman Sachs Short Duration Government Fund provides that Goldman Sachs Short Duration Government Fund will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreements. The Management Agreements are incorporated by reference as Exhibits (d)(1) through (d)(6) and (d)(19).

Section 8 of the Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) and Dividend Assets Capital, LLC (the “Sub-Adviser”) with respect to Goldman Sachs Rising Dividend Growth Fund (the “Fund”) provides that the Sub-Adviser will not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) suffered by the Investment Adviser or the Trust as a result of any error of judgment by the Sub-Adviser with respect to the Fund, except that the Sub-Adviser will remain liable for, and will indemnify the Trust, the Investment Adviser and their affiliated persons against, any losses suffered (a) as a result of the willful misconduct, bad faith, or negligence by the Sub-Adviser; (b) as a result of any untrue statement or alleged untrue statement of a material fact contained in the registration statement, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Fund, or any material fact omitted therefrom, if such a statement or omission was made in reliance upon and in conformity with written information furnished by the Sub-Adviser; or (c) as a result of the failure of the Sub-Adviser to execute portfolio transactions according to the requirements of applicable law. The Sub-Advisory Agreement is incorporated by reference as Exhibit (d)(9).

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended, and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman Sachs & Co. LLC dated August 9, 2007 provides that the Registrant will indemnify Goldman Sachs & Co. LLC against certain liabilities. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (e)(1) and (h)(4) respectively, to the Registrant’s Registration Statement.

Mutual fund and trustees and officers liability policies purchased jointly by the Registrant and Goldman Sachs Variable Insurance Trust insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

Goldman Sachs Asset Management, L.P. (“GSAM”), Goldman Sachs Asset Management International (“GSAMI”) and GS Investment Strategies, LLC (“GSIS”) are indirect, wholly-owned subsidiaries of The Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. GSAM, GSAMI and GSIS are engaged in the investment advisory business. GSAM, GSAMI and GSIS are part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a worldwide, full-service financial services organization. GSAM Holdings LLC is the general partner and principal owner of GSAM and the sole member and principal owner of GSIS. Information about the officers and partners of GSAM, officers and directors of GSAMI and officers and sole member of GSIS, is included in their Forms ADV filed with the Commission (registration numbers 801-37591, 801-38157 and 801-67433, respectively) and is incorporated herein by reference.

Dividend Assets Capital, LLC (“DAC”) serves as sub-adviser to Goldman Sachs Rising Dividend Growth Fund. DAC is primarily engaged in the investment management business. Information about the officers and directors of DAC is included in its Form ADV filed with the Commission (registration number 801-62643) and is incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Goldman Sachs & Co. LLC or an affiliate or a division thereof currently serves as distributor for shares of Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and Goldman Sachs Trust II. Goldman Sachs & Co. LLC, or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b)	Set forth below is certain information pertaining to the Managing Directors of Goldman Sachs & Co. LLC, the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal Business Address	Position with Goldman Sachs & Co. LLC
Lloyd C. Blankfein (1)	Chairman and Chief Executive Officer
David M. Solomon (1)	President and Co-Chief Operating Officer
Harvey M. Schwartz (1)	President and Co-Chief Operating Officer
Edith Cooper (1)	Global Head of Human Capital Management, Managing Director

Isabelle Ealet (3)	Global Co-Head of Securities Division, Managing Director
Richard A. Friedman (1)	Head of Merchant Banking Division, Managing Director
Richard J. Gnodde (2)	Vice Chairman of The Goldman Sachs Group, Inc., Chief Executive Officer of Goldman Sachs International, Managing Director
Gwen R. Libstag (1)	Head of the Conflicts Resolution Group, Managing Director
Masanori Mochida (4)	President and Representative Director of Goldman Sachs Japan Co., Ltd., Managing Director
Timothy J. O’Neill (1)	Global Co-Head of Investment Management Division, Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
John F.W. Rogers (1)	Executive Vice President, Chief of Staff, Secretary to Board of Directors, Managing Director
Pablo J. Salame (1)	Vice Chairman of The Goldman Sachs Group, Inc. and Global Co-Head of Securities Division, Managing Director
Jeffrey W. Schroeder (1)	Chief Administrative Officer, Managing Director
Esta Stecher (1)	Chair of the Board of Directors of Goldman Sachs Bank USA, Board of Directors of Goldman Sachs International Bank, Managing Director
Steven H. Strongin (1)	Head of Global Investment Research Division, Managing Director
Eric S. Lane (1)	Co-Head of Investment Management Division, Managing Director
Stephen M. Scherr (1)	Chief Strategy Officer, Chief Executive Officer of Goldman Sachs Bank USA, Managing Director
Ashok Varadhan (1)	Global Co-Head of Securities Division, Managing Director
R. Martin Chavez (1)	Executive Vice President and Chief Financial Officer of The Goldman Sachs Group, Inc., Managing Director
Ken W. Hitchner (6)	President of Goldman Sachs in Asia Pacific Ex-Japan, Managing Director
Craig W. Broderick (1)	Chief Risk Officer, Managing Director
Paul M. Russo (1)	Global Co-Chief Operating Officer of Equities Franchise, Managing Director
Michael D. Daffey (3)	Global Co-Chief Operating Officer of Equities Franchise, Managing Director
Sarah E. Smith (1)	Executive Vice President, Head of Global Compliance, Managing Director
Justin G. Gmelich (1)	Global Head of Credit Trading, Managing Director
John E. Waldron (1)	Co-Head of Investment Banking Division, Managing Director
Gregg R. Lemkau (1)	Co-Head of Investment Banking Division, Managing Director
Marc Nachmann (1)	Co-Head of Investment Banking Division, Managing Director
James P. Esposito (3)	Co-Head of Global FICC Sales, Managing Director
Julian C. Salisbury (1)	Head of the Global Special Situations Group, Managing Director
Russell W. Horwitz (1)	Secretary, Managing Director

(1)	200 West Street, New York, NY 10282
(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England
(3)	River Court, 120 Fleet Street, London EC4A 2QQ, England
(4)	10-1, Roppongi 6-chome, Minato-Ku, Tokyo 106-6147, Japan
(5)	7 Finance Street, Xicheng District, Beijing, China 100033
(6)	Cheung Kong Center, 2 Queens Road Central, Hong Kong, China

(c)	Not Applicable.

Item 33. Location of Accounts and Records

The Agreement and Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, Bank of New York Mellon, One Wall Street, New York, New York 10286 and JP Morgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, except for certain transfer agency records which are maintained by Goldman Sachs & Co. LLC, 71 South Wacker Drive, Chicago, Illinois 60606.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 643 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 643 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 22nd day of December, 2017.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline L. Kraus Caroline L. Kraus,
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	December 22, 2017

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	December 22, 2017

[1]Joseph F. DiMaria	Principal Accounting Officer	December 22, 2017
Joseph F. DiMaria

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	December 22, 2017

[1]Kathryn A. Cassidy Kathryn A. Cassidy	Trustee	December 22, 2017

[1]Diana M. Daniels Diana M. Daniels	Trustee	December 22, 2017

[1]Herbert J. Markley Herbert J. Markley	Trustee	December 22, 2017

[1]Jessica Palmer Jessica Palmer	Trustee	December 22, 2017

[1]Roy W. Templin Roy W. Templin	Trustee	December 22, 2017

[1]Gregory G. Weaver Gregory G. Weaver	Trustee	December 22, 2017

By:	/s/ Caroline L. Kraus Caroline L. Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 14-15, 2017.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus and Robert Griffith, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated December 22, 2017

/s/ Caroline L. Kraus Caroline L. Kraus,
Secretary

EXHIBIT INDEX

(i)	Opinion and Consent of Dechert LLP

(j)	Consent of PricewaterhouseCoopers LLP